AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2020

FILE NO. 333-206448

FILE NO. 811-22726

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 9	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 105

FORETHOUGHT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

(Exact Name of Registrant)

FORETHOUGHT LIFE INSURANCE COMPANY

(Name of Depositor)

10 WEST MARKET STREET, SUITE 2300 INDIANAPOLIS, IN 46204

(Address of Depositor’s Principal Offices)

860-325-1538

(Depositor’s Telephone Number, Including Area Code)

SARAH M. PATTERSON

FORETHOUGHT LIFE INSURANCE COMPANY

ONE FINANCIAL PLAZA, 755 MAIN STREET,

24TH FLOOR, HARTFORD, CT 06103

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2020, pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on      ,     , pursuant to paragraph (a)(1) of Rule 485

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A

FOREINVESTORS CHOICE VARIABLE ANNUITY — I SHARE

FORETHOUGHT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A (EST. 06/05/12)

10 WEST MARKET STREET

SUITE 2300

INDIANAPOLIS, IN 46204

1-866-645-2449

www.globalatlantic.com

This prospectus describes information you should know before you purchase ForeInvestors Choice Variable Annuity — I Share. The prospectus describes a Contract between each Owner and joint Owner ("you") and Forethought Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:

✓  AB Variable Products Series Fund, Inc.

✓  AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

✓  American Century Variable Portfolios, Inc.

✓  American Funds Insurance Series®

✓  BlackRock Variable Series Funds, Inc.

✓  BlackRock Variable Series Funds II, Inc.

✓  Calvert Variable Products, Inc.

✓  DFA Investment Dimensions Group Inc.

✓  Forethought Variable Insurance Trust

✓  Franklin Templeton Variable Insurance Products Trust

✓  Goldman Sachs Variable Insurance Trust

✓  Ivy Variable Insurance Portfolios

✓  Lord Abbett Series Fund, Inc.

✓  MFS® Variable Insurance Trust

✓  MFS® Variable Insurance Trust II

✓  MFS® Variable Insurance Trust III

✓  PIMCO Variable Insurance Trust

✓  Putnam Variable Trust

Please refer to page 2 for a list of available Sub-Accounts.

This prospectus refers to the following Contract share class:

✓  I Share

The Contract share class will be on your application and identified in your Contract. The I share class is offered through registered investment advisors who are associated with one of the broker-dealers that sells the Contract. We may refer to your registered investment advisor as an investment advisor and/or Financial Intermediary. Not every optional rider may be available through every broker-dealer or in your state. Other available Contract share classes offered through select broker-dealers are not described in this Prospectus and may be subject to different charges. We may also make the Contract available through independent registered investment advisor. All material Contract variations are noted in applicable sections of this prospectus. State variations can be found in section 7.b. State Variations.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment advisor nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

NOT INSURED BY FDIC OR ANY
FEDERAL GOVERNMENT AGENCY

MAY LOSE
VALUE

NOT A DEPOSIT OF OR GUARANTEED BY
ANY BANK OR ANY BANK AFFILIATE

PROSPECTUS DATED: MAY 1, 2020

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2020

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
(formerly Oppenheimer Discovery Mid Cap Growth Fund/VA)

•  Invesco Oppenheimer V.I. Global Fund
(formerly Oppenheimer Global Fund/VA)

•  Invesco Oppenheimer V.I. International Growth Fund
(formerly Oppenheimer International Growth Fund/VA)

•  Invesco Oppenheimer V.I. Main Street Small Cap Fund
(formerly Oppenheimer Main Street Small Cap Fund® /VA)

•  Invesco V.I. Balanced-Risk Allocation Fund

•  Invesco V.I. Comstock Fund

•  Invesco V.I. Equity and Income Fund

•  Invesco V.I. Global Real Estate Fund

•  Invesco V.I. Government Money Market Fund

AllianceBernstein Variable Products Series Fund, Inc.

•  AB VPS Growth and Income Portfolio

American Century Variable Portfolios, Inc.

•  American Century VP Capital Appreciation Fund

•  American Century VP Income & Growth Fund

•  American Century VP Value Fund

American Funds Insurance Series®

•  American Funds Asset Allocation Fund

•  American Funds Blue Chip Income and Growth Fund

•  American Funds Bond Fund

•  American Funds Capital Income Builder®

•  American Funds Global Growth Fund

•  American Funds Growth Fund

•  American Funds Growth-Income Fund

•  American Funds International Fund

•  American Funds Managed Risk Asset Allocation Fund

•  American Funds New World Fund®

BlackRock Variable Series Fund, Inc.

•  BlackRock Basic Value V.I. Fund

•  BlackRock Capital Appreciation V.I. Fund

•  BlackRock Equity Dividend V.I. Fund

•  BlackRock Global Allocation V.I. Fund

•  BlackRock S&P 500 Index V.I. Fund

BlackRock Variable Series Funds II, Inc.

•  BlackRock High Yield V.I. Fund

•  BlackRock Total Return V.I. Fund

Calvert Variable Products, Inc.

•  Calvert VP EAFE International Index Portfolio

•  Calvert VP Investment Grade Bond Index Portfolio

•  Calvert VP NASDAQ 100 Index Portfolio

•  Calvert VP Russell 2000® Small Cap Index Portfolio

•  Calvert VP S&P MidCap 400 Index Portfolio

DFA Investment Dimensions Group Inc.

•  DFA VA Global Bond Portfolio

•  DFA VA International Value Portfolio

•  DFA VA U.S. Large Value Portfolio

•  DFA VA U.S. Targeted Value Portfolio

Forethought Variable Insurance Trust

•  Global Atlantic American Funds® Managed Risk Portfolio

•  Global Atlantic Balanced Managed Risk Portfolio

•  Global Atlantic BlackRock Selects Managed Risk Portfolio

•  Global Atlantic Franklin Dividend and Income Managed Risk
Portfolio

•  Global Atlantic Goldman Sachs Dynamic Trends Allocation
Portfolio

•  Global Atlantic Growth Managed Risk Portfolio

•  Global Atlantic Moderate Growth Managed Risk Portfolio

•  Global Atlantic PIMCO Tactical Allocation Portfolio

•  Global Atlantic Select Advisor Managed Risk Portfolio

•  Global Atlantic Wellington Research Managed Risk Portfolio

Franklin Templeton Variable Insurance Products Trust

•  Franklin Global Real Estate VIP Fund

•  Franklin Income VIP Fund

•  Franklin Mutual Global Discovery VIP Fund

•  Franklin Rising Dividends VIP Fund

•  Franklin Strategic Income VIP Fund

•  Templeton Foreign VIP Fund

•  Templeton Global Bond VIP Fund

Goldman Sachs Variable Insurance Trust

•  Goldman Sachs Core Fixed Income Fund

•  Goldman Sachs Global Trends Allocation Fund

•  Goldman Sachs Growth Opportunities Fund

•  Goldman Sachs High Quality Floating Rate Fund

•  Goldman Sachs International Equity Insights Fund

•  Goldman Sachs Mid Cap Value Fund

•  Goldman Sachs Small Cap Equity Insights Fund

•  Goldman Sachs U.S. Equity Insights Fund

Ivy Variable Insurance Portfolios

•  Ivy VIP Asset Strategy

•  Ivy VIP Core Equity

•  Ivy VIP International Core Equity

•  Ivy VIP Securian Real Estate Securities

•  Ivy VIP Value

Lord Abbett Series Fund, Inc.

•  Lord Abbett Bond Debenture Portfolio

•  Lord Abbett Mid Cap Stock Portfolio

•  Lord Abbett Short Duration Income Portfolio

MFS® Variable Insurance Trust

•  MFS® Growth Series

•  MFS® Mid Cap Growth Series

•  MFS® Total Return Bond Series

•  MFS® Utilities Series

MFS® Variable Insurance Trust II

•  MFS® Blended Research® Core Equity Portfolio

•  MFS® Research International Portfolio

MFS® Variable Insurance Trust III

•  MFS® Blended Research® Small Cap Equity Portfolio

•  MFS® Global Real Estate Portfolio

•  MFS® Mid Cap Value Portfolio

PIMCO Variable Insurance Trust

•  PIMCO All Asset Portfolio

•  PIMCO CommodityRealReturn® Strategy Portfolio

•  PIMCO Dynamic Bond Portfolio

•  PIMCO Emerging Markets Bond Portfolio

•  PIMCO Global Managed Asset Allocation Portfolio
(formerly PIMCO Global Multi-Asset Managed Allocation Portfolio)

•  PIMCO High Yield Portfolio

•  PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

•  PIMCO Real Return Portfolio

•  PIMCO Total Return Portfolio

Putnam Variable Trust

•  Putnam VT Equity Income Fund

•  Putnam VT Global Asset Allocation Fund

•  Putnam VT Income Fund

•  Putnam VT International Value Fund

•  Putnam VT Mortgage Securities Fund

•  Putnam VT Multi-Asset Absolute Return Fund

•  Putnam VT Multi-Cap Core Fund

•  Putnam VT Small Cap Value Fund

1. Introduction

How to buy this variable annuity

✓  Contract class

	Minimum Initial Premium Payment			Mortality & Expense Risk
	Qualified Contract	Non- Qualified Contract	Sales Related Charges	and Administrative Charges
I Share	$25,000	$25,000	None	0.30%

This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, Fund Facilitation Fee, and Optional Benefit fees.

✓  Choose investment options

•  Sub-Accounts — Funds representing a range of investment strategies, objectives and asset classes.

Subject to limitations, you may move your investment among each of these options.

✓  Choose an optional feature(s)

•  Optional Withdrawal Benefit: Lifetime Spending Account (This rider is not available for election on or after May 1, 2017.)

•  Death Benefit: Earnings Protection Death Benefit

Optional features may not be available through your investment advisor's associated broker-dealer or in all states.

✓  Complete our application or order request and submit it to your Financial Intermediary for approval.

✓  Pay the applicable minimum initial Premium Payment.

2. Fee Summary

The following tables describe the fees and expenses that you will pay when buying, owning, and Surrendering your variable annuity. The first table describes the fees and expenses that you will pay at the time that you buy or Surrender this variable annuity. State Premium taxes may also be deducted.

Owner Transaction Expenses

Surrender Charge
I Share
Contingent Deferred Sales Charge (CDSC)	None

Owner Periodic Expenses

The next table describes the fees and expenses that you may pay periodically and on a daily basis (except as noted) during the time that you own the variable annuity, not including annual Fund fees and expenses.

I Share
Annual Maintenance Fee (1)	$50
Separate Account Annual Expenses (as a percentage of average daily Contract Value) (2)
Mortality and Expense Risk Charge	0.10%
Administrative Charge	0.20%
Maximum Fund Facilitation Fee (3)	0.50%
Maximum Total Separate Account Annual Expenses	0.80%
Maximum Optional Charges (4)
Lifetime Spending Account (5)	1.00%
Earnings Protection Death Benefit (6)	0.50%

(1)  Fee waived if Contract Value is $50,000 or more on your Contract Anniversary.

(2)  Charges are expressed as annual fees but are assessed on a daily basis.

(3)  Fee is applied daily to amounts invested in the following Sub-Accounts: American Funds Insurance Series® — Managed Risk Asset Allocation Fund, BlackRock High Yield V.I. Fund, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP NASDAQ 100 Index Portfolio, DFA VA Global Bond Portfolio, DFA VA International Value Portfolio, DFA VA US Large Value Portfolio, DFA VA US Targeted Value Portfolio, Franklin Global Real Estate VIP Fund, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Goldman Sachs Core Fixed Income Fund, Invesco V.I. Government Money Market Fund, MFS® Total Return Bond Series, PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Real Return Portfolio, and PIMCO Total Return Portfolio. Current fees range from 0.05% to 0.35% and can be found in Section 4.b Charges and Fees.

(4)  All optional charges presented are the annualized charges, however, they will be deducted on each Quarterly Contract Anniversary.

(5)  Rider charge is based on your Contract Value and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.50%. Effective May 1, 2017, the Lifetime Spending Account is no longer available for new issue or post issue election.

(6)  Rider charge is based on the value of the Earnings Protection Death Benefit and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.25%.

The next table shows the minimum and maximum total annual fund operating expenses charged by the Funds that you may pay on a daily basis during the time that you own this variable annuity. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees, distribution charges and/or service fees (12b-1) fees, and other expenses.)	0.24%	2.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities. Let's say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible including the election of the highest possible optional charges (i.e., Lifetime Spending Account and Earnings Protection Death Benefit and investment in Sub-Accounts that charge the highest total annual fund operating expenses plus the maximum Fund Facilitation Fee). The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here's how much you would pay under each of the three scenarios posed:

I-Share

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year	$526
3 years	$1,578
5 years	$2,625
10 years	$5,219

(2)  If you annuitize at the end of the applicable time period:

1 year	$476
3 years	$1,528
5 years	$2,575
10 years	$5,169

(3)  If you do not Surrender your Contract:

1 year	$526
3 years	$1,578
5 years	$2,625
10 years	$5,219

Condensed Financial Information

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes, if applicable, by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B — Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

3. Management of the Contract

The Company

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana; Houston, Texas; Hartford, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.

The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se2, LLC ("se2"), 5801 SW 6th Avenue, Topeka, KS, 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2 may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2019, consisted of the following: Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 35 West Wacker Drive, 37th Floor, Chicago, IL 60606; DST Systems, Inc. (FANmail/Vision, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Iron Mountain Information Management, LLC (file storage and document destruction) located at 1 Federal Street Boston, MA 02110; NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back up tapes storage) located at 1540 N.W. Gage Boulevard, No. 6, Topeka, KS 66618; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Road, Suite 100, Omaha, NE 68114; Venio LLC, d/b/a Keane (lost shareholder searches) located at PO Box 1508, Southeastern, PA 19399-1508; and Veritas Documents Solutions, LLC (compliance mailing) located at 913 Commerce Ct., Buffalo Grove, IL 60089.

In addition to se2, the Company also directly retains Toppan Merrill LLC, formerly known as Merrill Corporation (regulatory filings, policy print and mailing) located at One Merrill Circle, St. Paul, MN 55108 and Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 35 West Wacker Drive, 37th Floor Chicago, IL 60606.

The General Account

Any payment obligation we undertake under the Contract, including Death Benefits and Optional Withdrawal Benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and pay our obligations under these products from our assets in the General Account.

The Separate Account

At the direction of our Contract Owners, we set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. The Separate Account is registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. The Separate Account referenced in this prospectus holds only assets for variable annuity contracts. The Separate Account:

•  hold assets for your benefit and the benefit of other Owners, and the persons entitled to the payouts described in the Contract;

•  is not subject to the liabilities arising out of any other business we may conduct;

•  is not affected by the rate of return of our General Account;

•  may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•  is credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

The Funds

At the time you purchase your Contract, you may allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, described above. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your Financial Intermediary even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses.

"Fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. There is no assurance that a Fund will achieve its stated objective. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

As a Contract Owner, you bear the costs of the Fund's fees and expenses through your indirect investment in the Funds. A Fund's fees and expenses will reduce the Fund's investment return.

Funds that are part of the Forethought Variable Insurance Trust ("FVIT") are managed by our affiliate, Global Atlantic Investment Advisors, LLC ("GAIA"). For Funds in the FVIT, GAIA has entered into sub-advisory agreements with one or more investment advisors ("sub-advisors") to carry out some or all of the day-to-day investment decisions for the Fund. In such cases, among its other responsibilities, GAIA oversees the activities of the sub-advisors with respect to the FVIT and is responsible for retaining or discontinuing the services of these sub-advisors.

As described in more detail in the Fund prospectuses, certain Funds, including the Funds advised by our affiliate, GAIA, employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. On the other hand, investing in Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with the managed volatility strategy. Funds that employ a managed volatility strategy are identified in Appendix C.

In making your investment decisions, we encourage you to thoroughly investigate all the information regarding the Funds that are available to you, including the Fund's investment objectives, risks and expenses. The prospectus for each Fund contains this and other important information about each Fund and should be read carefully before investing. To obtain a copy of the Fund prospectuses, you may call us at 1-866-645-2449. After selecting Funds for your initial Premium Payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Funds you have chosen.

Mixed and Shared Funding — Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner's investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•  notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

•  send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•  arrange for the handling and tallying of proxies received from Owners;

•  vote all Fund shares attributable to your Contract according to instructions received from you;

•  vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received; which could result in the vote of a small number of Owners determining the outcome of a matter subject to a shareholder vote; and

•  proportionately vote any shares held by the Company and its affiliates.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

Fees and Payments We Receive from Funds and related parties — We and/or our affiliates may receive substantial fees and payments directly or indirectly from the Funds, their advisors, sub-advisors, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we and/or our affiliates provide and expenses we incur in offering and selling our variable annuity contracts. These arrangements are sometimes referred to as "revenue sharing." We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. Most of the Funds that are offered through your Contract make payments to us or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment advisor and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation from the investment advisors, sub-advisors, administrator and/or distributions (or affiliates thereof) of the Funds. Such payments are derived, in whole or in part, from the profits that the investment advisor or sub-advisor realized on the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we and our affiliates receive is generally based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we and our affiliates issue. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including any payments we make to broker-dealers related to sales of the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2019, we have entered into arrangements to receive Administrative Service and/or 12b-1 fees from each of the following Fund complexes (or their distributor or affiliated entities): AllianceBernstein Investments, Inc.; American Century Investment Services, Inc.; American Funds Distributors, Inc.; BlackRock Advisors, LLC; Calvert Research and Management; Capital Research & Management Co.; Franklin Templeton Services, LLC; Global Atlantic Investment Advisors, LLC; Goldman Sachs Asset Management, LP; Hartford Investment Management Company; Invesco Advisers Inc.; Ivy Funds Distributor, Inc.; Lord Abbett & Co., LLC; MFS Fund Distributors, Inc.; PIMCO Investments LLC; Putnam Retail Management Limited Partnership; Rational Advisors, Inc.; and Valmark Advisers, Inc.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.40%, respectively and 0.50% in total in 2019 and are not expected to exceed 0.50% and 0.40%, respectively, and 0.50% in total of the annual percentage of the average daily net assets (For instance, assuming that you invested an average balance of $10,000 in a Fund that pays us maximum fees, we would collect a total of $50 from that Fund.) For the fiscal year ended December 31, 2019, revenue sharing payments and 12b-1 fees did not collectively exceed approximately $14,127,311. These fees do not take into account indirect benefits we received by offering FVIT Funds as investment options.

We are affiliated with Forethought Variable Insurance Trust because of our affiliation with its investment advisor Global Atlantic Investment Advisors, LLC. In addition to investment advisory fees, we receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the FVIT Funds.

4. Information on your Account

a. Purchasing a Contract

Who can buy this Contract?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including individual retirement annuities adopted according to Section 408 of the Code.

In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

How do you purchase a Contract?

You may only purchase a Contract through your investment advisor and its associated broker-dealer. Your investment advisor will work with you to complete and submit an application or an order request form. The associated broker-dealer will ensure that sufficient information is obtained from you regarding your investment needs and will assess whether your purchase of this Contract is suitable. A principal of the selling broker-dealer will independently review your purchase. Your initial Premium Payment will not be invested in any Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your investment advisor or the associated broker-dealer will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of investment and whether you enroll in a systematic investment Program such as the InvestEase® Program. Broker-dealers may impose requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Annuity Service Center to be considered to be In Good Order.

Anyone who wishes to purchase a Contract with Premium Payments of $1 million or more must receive our approval before the purchase. We reserve the right to impose special conditions on anyone requesting this approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

•  if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more; and

•  if total Premium Payments, aggregated by social security number or taxpayer identification number, equal $1 million or more.

In addition to this restriction on initial Premium Payments, we may also restrict or require approval of subsequent Premium Payments if (1) the subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million, (2) the subsequent Premium Payment would result in your total Premium Payments exceeding 150% of your initial premium or (3) any time after the first Contract Year if you have elected any Optional Benefits. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we restrict or require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done following giving notice to you and on a non-discriminatory basis.

The Owner(s), or Annuitant in the case of a non-natural Owner, must not be older than age 85 on the date that your Contract application is received, In Good Order, in our Annuity Service Center. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional Benefits are subject to additional maximum issue age restrictions.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. This may include suspending mailings of a Systematic Withdrawal Program and other payments. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

Every state has unclaimed property laws which generally deem the Contract to be abandoned after a period of inactivity of three to five years from the Contract's maturity date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or if the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or the Beneficiary last resided, as shown in records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Beneficiary if he or she presents the proper documentation to the state. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

Can you cancel your Contract after you purchase it?

Yes, under the Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied with your Contract, simply return it within 10 days after you receive it if the Contract is not a replacement, or within 30 days after you receive it if the Contract is a replacement, with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract (please refer to section 7b. State Variations). We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel (In Good Order) and will refund any sales or Contract charges deducted from the Premiums or imposed under the Contract during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation at our Annuity Service Center. In certain states, however, we are required to return your Premium Payment without deduction for any fees, charges or market fluctuations (please refer to Section 7b. State Variations).

How are Premium Payments applied to your Contract?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Annuity Service Center of both a properly completed application or order request and the Premium Payment, both being In Good Order. The election of any Optional Benefits may result in the imposition of Investment Restrictions, as described in Sections 5 and 6. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment. Our approval is required for any Premium Payment if the aggregate of all Premium Payments received from you under this Contract exceeds 150% of the initial Premium. The election of any Optional Benefits may also limit your ability to make additional Premium Payments, as described in the sections of this prospectus explaining those riders. A limitation on additional Premium Payments means that you would not be able to increase your benefits under the Contract or Optional Benefits (such as Lifetime Annual Payments or Death Benefits) by making additional deposits into the Contract.

If the request or other information accompanying the initial Premium Payment is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Annuity Service Center) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after the broker-dealer has completed a suitability review. We will then consider if your investment is In Good Order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if the broker-dealer asks us to reverse a transaction based on their review of your Financial

Intermediary's recommendations. We, and the firm that sold this Contract to you, may directly or indirectly earn income on your Premium Payments. For more information, contact your Financial Intermediary.

Can we aggregate Contracts?

For purposes of our approval of any Premium Payment, we may aggregate all Premium Payments received from you under all contracts issued by us or by our affiliates.

How is Contract Value calculated before the Annuity Commencement Date?

The Contract Value is the sum of the value of all Funds, and does not include any Withdrawal Base associated with an Optional Benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, if applicable, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Partial Withdrawals or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•  the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•  the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

•  Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges including Fund Facilitation Fees, if applicable, divided by the number of days in the year multiplied by the number of days in the Valuation Period.

We will send you a statement at least annually.

What other ways can you invest?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Certain programs may not be available if you have elected certain Optional Benefits.

InvestEase

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund.

Static Asset Allocation Models

This systematic program allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program. You can also participate in these asset allocation models while enrolled in the InvestEase or Systematic Withdrawal Program.

Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced at least quarterly to reflect the model's original percentages and you may cancel your model at any time.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds. We may make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Financial Intermediary. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain Optional Benefits are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase® and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

Dollar Cost Averaging Programs

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer two Dollar Cost Averaging Programs:

•  Fixed Amount DCA

•  Earnings/Interest DCA

Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of your instructions to enroll in the feature unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

What programs are available for withdrawals?

Systematic Withdrawal Program

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, we may require payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the withdrawal payment. You may be able to satisfy Code Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax advisor for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain Optional Benefits.

If you elected the Lifetime Spending Account rider and you enroll in a Systematic Withdrawal Program for your Lifetime Annual Payments, the systematic withdrawal feature will automatically increase or decrease your systematic withdrawal. At the time the Program is established, the systematic withdrawal will be set and will be equal to your current Contract Year Lifetime Annual Payment less your Contract year-to-date withdrawals divided by the remaining number of payments in the Contract Year. On the day a subsequent Premium Payment is received, a non-systematic withdrawal occurs, or the Contract Anniversary occurs, the systematic withdrawal will reset and will be equal to your then current Contract Year Lifetime Annual Payment less your Contract year-to-date withdrawals divided by the remaining number of payments in the contract year. This Program will terminate upon termination of the Lifetime Spending Account rider.

What other Program considerations are there?

•  You may terminate your enrollment in any Program at any time.

•  We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

•  any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund; or

•  any Fund is liquidated — then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

•  any Fund closure to new allocations — your enrollment in DCA will discontinue and you will need to provide us with new instructions.

You may always provide us with updated instructions following any of these events.

•  Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•  All Optional Withdrawal Benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a Systematic Withdrawal Program may cause you to break these limits.

•  These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

Can Partial Withdrawals be used to pay my Investment Advisor's Fees?

You have purchased this contract through an investment advisor who, for a fee, manages your Contract Value. The fee for this service is covered in a separate agreement between the two of you, and is in addition to the fees and expenses described in this prospectus. Subject to certain restrictions, you may elect to have the fee paid out of your Contract Value. In order to do so, you will need to fill out an Registered Investment Advisor Fee Withdrawal and Transfer Authorization form. If your Contract is non-qualified, the Partial Withdrawal amount we send to your investment advisor as payment for services in connection with this Contract will be treated like any other distribution for federal tax purposes, and it may be included in gross income. If your Contract is qualified, such Partial Withdrawals may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of payments of investment advisor fees from your Contract Value and consider whether paying such fees from another source might be more appropriate for you. For more information about the tax treatment of withdrawals, see Section 8 later in this Prospectus. Once you submit the form to us to pay your investment fees out of your Contract Value, we will continue to make such payments unless you instruct us in writing to terminate them.

We will not verify the fee amount withdrawn, but we will send you a confirmation of the Partial Withdrawal, which you should review to verify the fee amount is accurate.

We understand the importance to you of getting advice from an investment advisor regarding your investments in the Contract. We have not made any independent investigation of your investment advisor, nor do we endorse any investment advisors or make any representations as to their qualifications.

Can you transfer from one Sub-Account to another?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

What is a Sub-Account transfer?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

What happens when you request a Sub-Account transfer?

Many Owners request Sub-Account transfers. Some request transfers (purchases) into a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Partial Withdrawals. We combine all the daily requests to transfer out of a Sub-Account along with all full Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Owners' "transfer-in" requests.

We may take advantage of our size and available technology to combine sales of a particular Fund for any of the other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

What restrictions are there on your ability to make a Sub-Account transfer?

First, you may make only one Sub-Account transfer request each day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer; however, you cannot transfer the same Contract Value more than once a Valuation Day.

Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that
same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account	No

Second, you are allowed to submit a total of twelve Sub-Account transfers, including reallocations, each Contract Year (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twelfth transfer request, we will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

•  Certain types of broker-dealers may not be required to provide us with shareholder information.

•  Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any broker-dealer that a Fund treats as a single investor.

•  A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

•  Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or Systematic Withdrawal Programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled Partial Withdrawals or full Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

•  Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•  Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•  These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•  In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the transfer rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How are you affected by frequent Sub-Account transfers?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other Optional Benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors of the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Owner to provide the information. If the Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

Mail, Telephone and Internet Transfers

You may make transfers through the mail or through your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Financial Intermediary. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time, for any reason.

Power of Attorney

You may authorize your investment advisor or another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file at our Annuity Service Center, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing (and In Good Order) from you.

b. Charges and Fees

This section describes the charges and fees that we deduct under the Contract in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Contract may result in a profit to us.

In addition to the following charges, there are Optional Benefits that if elected, assess an additional charge. Please see Sections 5 and 6 for more information.

Mortality and Expense Risk Charge

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•  Mortality risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•  Expense risk — We also bear an expense risk that the Annual Maintenance Fee, if applicable, collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

Annual Maintenance Fee

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value on your Contract Anniversary, or when you fully Surrender your Contract, is $50,000 or more. In addition, if you have multiple Contracts with a combined Contract Value of $100,000 or greater, we may waive the Annual Maintenance Fee on all Contracts. However, we may, but are not obligated to, limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

Administrative Charge

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

Fund Facilitation Fee

We apply a daily Fund Facilitation Fee to the assets in certain Sub-Accounts at the following annualized rates:

Fund Name	Rate
American Funds Insurance Series® — Managed Risk Asset Allocation Fund	0.10%
BlackRock High Yield V.I. Fund	0.10%
Calvert VP Investment Grade Bond Index Portfolio	0.10%
Calvert VP NASDAQ 100 Index Portfolio	0.10%
DFA VA Global Bond Portfolio	0.35%
DFA VA International Value Portfolio	0.35%
DFA VA US Large Value Portfolio	0.35%
DFA VA US Targeted Value Portfolio	0.35%
Franklin Global Real Estate VIP Fund	0.10%
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	0.05%
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	0.05%
Global Atlantic Growth Managed Risk Portfolio	0.05%
Global Atlantic PIMCO Tactical Allocation Portfolio	0.10%
Global Atlantic Select Advisor Managed Risk Portfolio	0.05%
Goldman Sachs Core Fixed Income Fund	0.15%
Invesco V.I. Government Money Market Fund	0.10%
MFS® Total Return Bond Series	0.05%
PIMCO CommodityRealReturn® Strategy Portfolio	0.15%
PIMCO Real Return Portfolio	0.15%
PIMCO Total Return Portfolio	0.15%

The Fund Facilitation Fee allows us to offer these Funds to you, even though the amounts paid to us by the Funds may not be sufficient to allow us to meet our expenses and revenue targets. While we reserve the right to increase the Fund Facilitation Fee for any of these Sub-Accounts (subject to the maximum shown in the Fee Summary), such a change will not be applied to existing Contract Owners.

Premium Taxes

A deduction is also made for Premium taxes, if any, imposed on us by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5% is assessed, when annuity payments begin or upon full Surrender. We will pay Premium taxes at the time imposed under applicable law. We may deduct Premium taxes at the time we pay such taxes to the applicable taxing authorities, upon full Surrender, or when annuity payments commence.

Sales Charges

Contingent Deferred Sales Charges (CDSC)

There is no CDSC with this Contract.

Charges Against the Funds

Annual fund operating expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

Reduced Fees and Charges

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

Investment Advisor Fee

The fees you pay your investment advisor are separate from and in addition to the fees and expenses of the contract. If you elect to have these fees deducted from your Contract through Partial Withdrawals, such withdrawals will reduce your Contract Value and may have tax consequences.

c. Surrenders and Partial Withdrawals

What kinds of full Surrenders and Partial Withdrawals are available?

Before the Annuity Commencement Date:

Full Surrenders/Contract Termination — When you fully Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, a pro-rated portion of Optional Benefit charges, if applicable, and the Annual Maintenance Fee, if applicable. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Withdrawals — You may request a Partial Withdrawal of Contract Value at any time before the Annuity Commencement Date.

Partial Withdrawals of Contract Value are taken proportionally out of the Sub-Accounts, unless you direct us otherwise (this may be limited to pro-rata Surrenders if Optional Benefits are elected).

There are several restrictions on Partial Withdrawals of Contract Value before the Annuity Commencement Date:

•  the Partial Withdrawal of Contract Value must be at least equal to $500, and

•  your Contract Value following the Partial Withdrawal must be equal to or greater than the Minimum Contract Value set forth in your Contract. The Minimum Contract Value refers to the minimum Contract Value that you must maintain within this Contract. If you fail to comply, we reserve the right to fully terminate your Contract. Currently the Minimum Contract Value for Class I shares is $2,500. We may increase this minimum from time to time, but in no event shall the minimum exceed $10,000 and in many states, cannot be increased after your Contract is issued (see State Variations section for details). Please see "What effect do Partial Withdrawals or full Surrenders have on your benefits" under Optional Withdrawal Benefits for a description of the effect of Partial Withdrawals and the Minimum Contract Value when you elect this rider.

•  Partial withdrawals to pay your investment advisor's fees are limited to a maximum of 1.25% of Contract Value per Contract Year. Any amount in excess of the 1.25% will be treated as a regular withdrawal.

Partial Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please see the sections of this prospectus describing optional Death Benefit riders for a description of how Partial Withdrawals affect benefits under those riders. If you elect the Optional Withdrawal Benefit, Partial Withdrawals that are not Excess Withdrawals will not reduce its Withdrawal Base. If you authorize us to send Partial Withdrawal payments to your investment advisor in connection with investment advisory fees related to this Contract, such Partial Withdrawals will not reduce your Withdrawal benefit, if elected.

Please consult with your Financial Intermediary to be sure that you fully understand the ways a Partial Withdrawal will affect your Contract.

After the Annuity Commencement Date:

Full Surrenders/Contract Termination — You may fully Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Three, Five, or Six. In the event you terminate your Contract after electing Annuity Payout Option Three or Five you will forfeit the life contingent payments payable under these options. Upon Contract termination, we pay you the Commuted Value, minus any applicable Premium Tax.

Partial Withdrawals — Partial Withdrawals are permitted after the Annuity Commencement Date if you select Annuity Payout Option Three, Five, or Six. Upon Partial Withdrawal we will pay you the Commuted Value. Partial Withdrawals to pay your investment advisor's fees are not permitted after the Annuity Commencement Date. If you are paying such fees from this Contract, we will terminate that payment arrangement, and you will have to pay the fees through an alternative source.

Not all Annuity Payout Options may be available if the Contract is issued to qualify under Code Section 408.

What is the Commuted Value?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Commuted Value is determined on the day we receive your written request.

How do you request a Partial Withdrawal or full Surrender?

Requests for full Surrenders terminating your Contract and Partial Withdrawals must be in writing. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests — Complete a Surrender form or send us a letter, signed by you, to our Annuity Service Center stating:

•  the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•  your tax withholding amount or percentage, if any, and

•  your mailing address.

You may submit this form to our Annuity Service Center via fax.

Unless you specify otherwise, we will provide the dollar amount you want to receive minus applicable taxes and charges as the default option.

If there are joint Owners, both must authorize these transactions. For a Partial Withdrawal, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if Optional Benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Internet Requests — We do not currently offer Partial Withdrawal or full Surrenders via the internet. If in the future we offer internet withdrawals, we must receive your completed internet Partial Withdrawal program enrollment form In Good Order at our Annuity Service Center. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for Partial Withdrawals from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet withdrawals. We may modify the requirements for internet withdrawals at any time.

Internet withdrawal instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Partial Withdrawals via the internet.

What should be considered about taxes?

There are certain tax consequences associated with Partial Withdrawals (including Partial Withdrawals used to pay your investment advisor fees) and full Surrenders. Taking these actions before age 59 1/2 may result in a penalty tax.

We do not monitor Partial Withdrawal or full Surrender requests. Consult your personal tax advisor to determine whether a full Surrender or Partial Withdrawal is permissible, and discuss whether such full Surrender or Partial Withdrawal will be subject to the federal income tax penalty.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 8 for more information.

d. Annuity Payouts

You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. Once you annuitize your Contract, you may no longer make any Premium Payments. Please check with your Financial Intermediary to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state. In addition, your choice of Annuity Payout Option may be limited as discussed in the Annuity Payout Option section below. Annuitizing your Contract may result in the termination of Optional Benefits and will result in the termination of any Death Benefit; see the sections of this prospectus dealing with the Optional Benefits for detailed information.

Upon Annuitization, your Contract Value will be moved to the General Account unless you elect the Variable Dollar Amount Annuity Payout.

When do your Annuity Payouts begin?

Contract Value (minus any applicable Premium Taxes) may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your first Contract Anniversary. In no event, however, may the Annuity Commencement Date be later than:

•  The later of the oldest Owner's 95th birthday (or if the Owner is a non-natural person, the Annuitant's 95th birthday) or 10 years from the Contract Issue Date (subject to state variation);

•  The Annuity Commencement Date stated in an extension request (subject to the broker-dealer's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date.

Extending your Annuity Commencement Date may have tax consequences. You should consult a qualified tax advisor before doing so.

We reserve the right, at our discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. The broker-dealer may ask us to prohibit Annuity Commencement Date extensions beyond when the oldest Owner, or Annuitant in the case of a non-natural Owner, turns age 95. Please ask your Financial Intermediary whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits. We will not extend the Annuity Commencement Date beyond the oldest Owner's 100th birthday. If the Owner is a non-natural person, the Annuitant's 100th birthday.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

Which Annuity Payout Option do you want to use?

Your Contract contains the Annuity Payout Options described below. However, certain Annuity Payout Options and/or certain period durations may not be available, depending on the age of the Annuitant and whether your Contract is a qualified Contract that is subject to limitations under the Required Minimum Distribution rules of Section 401(a)(9) of the Code. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Payout Option you selected have been paid, we generally will pay any remaining portion of such benefits at least as rapidly as under the Annuity Payout Option in effect when the Owner or Annuitant died. However, in the case of a qualified Contract, the Required Minimum Distribution rules of Code Section 401(a)(9) may require any remaining portion of such benefits to be paid more rapidly than originally scheduled. In that regard, it is important to understand that in the case of a qualified Contract, once Annuity Payouts start under an Annuity Option it may be necessary to modify those payments following the Annuitant's death in order to comply with the Required Minimum Distribution rules. See the section in this prospectus on Information Regarding IRAs.

•  Option 1 — Life Annuity with Cash Refund

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we will calculate the sum of all Annuity Payouts that were made. If the sum of such Annuity Payments at the time of the Annuitant's death does not equal or exceed the Contract Value (minus any applicable Premium Taxes) at the time of annuitization, we will pay the Beneficiary the difference between the sum of the Annuity Payouts and the Contract Value (minus any applicable Premium Taxes) at annuitization.

•  Option 2 — Life Annuity

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

•  Option 3 — Life Annuity With Guaranteed Payments for 10 Years

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant dies before 10 years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

•  Option 4 — Joint and Last Survivor Life Annuity

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies.

For qualified Contracts, the Joint and Last Survivor Life Annuity Option is only available when the Joint Annuitant is a Spouse, or not more than 10 years younger than the Annuitant.

•  Option 5 — Joint and Last Survivor Life Annuity Guaranteed Payments for 10 Years

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant and the Joint Annuitant both die before ten years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

For Qualified Contracts, the Joint and Last Survivor Life Annuity Guaranteed Payments for 10 Years Option is only available when the joint annuitant is a spouse, or not more than 10 years younger than the Annuitant.

•  Option 6 — Guaranteed Payment Period Annuity

We agree to make payments for a specified time. The minimum period that you can select is 10 years. The maximum period that you can select is 30 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For qualified Contracts, we agree to make payments for a specified time. The minimum period that you can select is 10 years. The maximum period that you can select is 30 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, an eligible designated beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. If the Beneficiary is not an eligible designated beneficiary, the remaining annuity payments must be taken within ten years from the date of death of the Annuitant, or the Beneficiary can receive the Commuted Value in one sum.

•  Option 7 — Variable Dollar Amount Annuity Payouts (only available if you have elected the Lifetime Spending Account; referred to as Lifetime Annual Payments with a Unit Refund in your Contract)

We will make Annuity Payouts until the death of the last Covered Life. When the last Covered Life dies, we will calculate the number of all Annuity Payouts that were made. If the number of such Annuity Payouts at the time of the last Covered Life's death does not equal or exceed the number of Annuity Payouts calculated at annuitization by dividing the Contract Value at the time of annuitization (minus any applicable Premium Taxes) by the amount of the first Annuity Payouts, we will continue to pay the Beneficiary Annuity Payouts until the number determined at annuitization has been reached. Please note that Annuity Payouts under this option will vary from year to year, based on the performance of the Sub-Account(s) in which you are invested.

You cannot terminate your Contract once Annuity Payouts begin, unless you have selected Annuity Payout Options Three, Five or Six.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Guaranteed Payment Period, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts

In most states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. In other states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option One (see the State Variations section for details).

How often do you want the Payee to receive Annuity Payouts?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•  monthly (only available with direct deposit),

•  quarterly,

•  semi-annually, or

•  annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive quarterly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $100. If the amount falls below $100, we have the right to change the frequency to bring the Annuity Payout up to at least $100.

•  Fixed Dollar Amount Annuity Payouts

For all Annuity Payout Options, except Option 7, you will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us.

5. Death Benefits

a. Standard Death Benefit

What is the Death Benefit and how is it calculated?

The Death Benefit is the amount we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

Please see the heading entitled "What kinds of Surrenders are available? — Before the Annuity Commencement Date" in Section 4.c Surrenders.

b. Earnings Protection Death Benefit

Objective

To provide a Death Benefit equal to Contract Value plus 35% of Contract Growth (if any) that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

If there is no or negative growth, the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

When can you buy this rider?

You may elect this rider at any time. Non-natural Owners cannot elect this rider after the Contract issue date.

If you elect this rider other than at Contract issuance, rider benefits will be calculated from the rider effective date, not the Contract issue date. The starting values for determining your Death Benefit will be your Contract Value as of the rider effective date plus subsequent Premium Payments received after the rider effective date, and not your initial Premium Payment or any other prior values.

This rider may not be available through all broker-dealers and may be subject to additional restrictions set by the broker-dealer or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.

Does electing this rider forfeit your ability to buy other riders?

No.

How is the charge for this rider calculated?

The fee for the rider is based on the Earnings Protection Death Benefit Value and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased or decreased at each Contract Anniversary up to the maximum described in the Fee Table.

Is this rider designed to pay you Death Benefits?

Yes. This Death Benefit is equal to the higher of A or B:

A = Contract Value; or

B = The Earnings Protection Death Benefit value.

The Earnings Protection Death Benefit value is calculated by multiplying the Contract Growth by the Earnings Protection Factor and adding that amount to the Contract Value. The Earnings Protection Factor is 35%. The Earnings Protection Factor will not change for your Contract. We may change the Earnings Protection Factor for newly issued contracts.

Please refer to the Earnings Protection Death Benefit Example Footnote 2 in Appendix A for an illustration of the Earnings Protection Death Benefit.

Contract Growth is calculated by subtracting the Cumulative Adjusted Premium from the Contract Value, subject to a floor of zero. If there is no growth, the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

The Cumulative Adjusted Premium is equal to either your initial Premium Payment if you elect this rider at the time you purchase this contract, or your Contract Value on the day you add this rider to your contract after purchase. This amount is then increased by the amount of subsequent Premium Payments and reduced by the dollar amount of withdrawals in excess of Contract Growth. However, Partial Withdrawals used to pay investment advisor fees will not reduce Cumulative Adjusted Premium.

Please refer to the Earnings Protection Death Benefit Example Footnote 5 in Appendix A for an illustration on the effects of subsequent Premium Payments.

The Death Benefit before the Annuity Commencement Date is limited to the Contract Value at the time we receive due proof of death, plus $1 million.

Please refer to the Earnings Protection Death Benefit Example in Appendix A for an illustration of the Death Benefit.

Does this rider replace the standard Death Benefit?

Yes, unless if there is no or negative growth, then the Earnings Protection Death Benefit provides no benefit and the standard Death Benefit will apply.

Can you terminate this rider?

Yes. You may terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate if a Death Benefit becomes payable on this Contract. (described in Sections 5.e and 5.f)

What effect do Partial Withdrawals have on your benefits under the rider?

Partial Withdrawals reduce your Contract Growth on a dollar-for-dollar basis, if any, thereby reducing the Earnings Protection Death Benefit.

Please refer to the Earnings Protection Death Benefit Example Footnotes 4 and 6 in Appendix A for illustrations on the effects of Partial Withdrawals.

If you authorize us to send Partial Withdrawal payments to your investment advisor in connection with investment advisory fees related to this Contract, such Partial Withdrawals will not reduce your Cumulative Adjusted Premium.

What happens if you change ownership?

An ownership change will terminate this rider and the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax advisor before making any ownership changes.

Can your Spouse continue your Death Benefit?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

What happens if you annuitize your Contract?

This rider terminates once an Annuity Payout is elected. This means the Death Benefit terminates at that time without value. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

Are there restrictions on how you must invest?

No.

Are there restrictions on the amount of subsequent Premium Payments?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance, or to help protect our ability to provide the guarantees under these riders in the future. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

Other information

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

•  If you are electing this rider after your Contract has been issued, the starting values for the benefit will be the Contract Value on the rider effective date and not your initial Premium Payment or any other prior values.

•  The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•  We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or annuitization. If we terminate the rider, it cannot be re-elected by you.

•  The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

•  Partial Withdrawals will trigger a dollar-for-dollar reduction to your Contract Growth. This will reduce the Earnings Protection Death Benefit.

•  The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

•  Any payment obligation we make under the Contract, including Death Benefits payments, is subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

c. How is the Death Benefit Paid?

Distribution of the death benefit must satisfy the applicable after-death distribution rules under the Internal Revenue Code. These rules differ depending on whether the Contract is a qualified Contract or a non-qualified Contract. The after-death distribution rules that apply to qualified Contracts have recently changed and are described in more detail in the section in this prospectus on Information Regarding IRAs. The Death Benefit may be taken in one lump sum or, if permitted by the Internal Revenue Code, under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years (10 years in the case of certain Beneficiaries of a qualified Contract) from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Partial Withdrawals. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

Certain eligible Beneficiaries of non-qualified Contracts or IRAs may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

For non-qualified Contracts, if the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 8(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must generally be distributed at least as rapidly as under the payment method being used as of the Owner's death. In the case of a qualified Contract, once annuity payments start under an Annuity Payout Option, it may be necessary to modify those payments following the death in order to comply with the Required Minimum Distribution rules. For a discussion of the post-death distribution requirements for qualified Contracts, see the section later in this prospectus on Information Regarding IRAs.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above.

d. Who Will Receive the Death Benefit?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund.

If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Owner	There is a surviving joint Owner	The Annuitant is living or deceased	Joint Owner receives the Death Benefit.
Owner	There is no surviving joint Owner	The Annuitant is living or deceased	Beneficiary receives the Death Benefit.
Owner	There is no surviving joint Owner and the Beneficiary (including the contingent Beneficiary) predeceases the Owner	The Annuitant is living or deceased	Owner's estate receives the Death Benefit.
Annuitant	The Owner is living		The Owner becomes the Annuitant and the Contract continues. The Owner may name a new Annuitant.

If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Owner	The Annuitant is living	Beneficiary becomes the Owner.
Annuitant	The Owner is living	Owner receives the payout at death.
Annuitant	The Annuitant is also the Owner	Beneficiary receives the payout at death.

These are the most common scenarios. Some of the Annuity Payout Options may not result in a payout at death.

In the event that the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner.

6. Optional Withdrawal Benefit

a. Lifetime Spending Account (This rider is not available for election on or after May 1, 2017.)

Objective

The objective of the Lifetime Spending Account is to provide a structured payout with integrated longevity insurance in the form of Lifetime Annual Payments that will fluctuate based on the performance of your Contract Value and be increased for Deferral Bonuses.

Before electing the Lifetime Spending Account, you should carefully consider and discuss with your Financial Intermediary. Lifetime Annual Payments are not guaranteed until the relevant Covered Life attains age 59 1/2 and Lifetime Annual Payments are only available after annuitization provided the Contract Owner elects the Variable Dollar Amount Annuity Payout. Please review these conditions carefully.

Please consider the following prior to electing the rider:

•  The amount of your Lifetime Annual Payment is not guaranteed and will fluctuate based on Contract Value performance, subject to the Smoothing feature. The Smoothing feature limits the increase or decrease of the Lifetime Annual Payment to 10% from one year to the next. The Smoothing feature does not limit gain or loss of your Contract Value; it only applies to Lifetime Annual Payments. The Smoothing feature has no impact on benefits under the Contract until Lifetime Annual Payments commence. Please refer to the "Will the amount of my withdrawal benefit fluctuate?" section of this prospectus for additional information.

•  Excess Withdrawals will reduce the rider's benefit, as described below.

How does the rider help achieve this goal?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of the Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a 6% annual Deferral Bonus. After annuitization, Lifetime Annual Payments continue provided the Variable Dollar Amount Annuity Payout annuitization option is elected. The Variable Dollar Amount Annuity Payout is not the default annuitization option and must be elected. Please refer to Option 7 in Section 4.d. for additional information on Variable Dollar Amount Annuity Payouts.

When can you buy this rider?

This rider is not available for election on or after May 1, 2017.

If you elect this rider other than at Contract issuance, rider benefits will be calculated from the rider effective date not the Contract issue date. The starting values for determining your Withdrawal Base and Deferral Bonus Base will be your Contract Value as of the rider effective date, not your initial Premium Payment or any other prior values.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by the broker-dealer or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 85.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Lifetime Withdrawal Percentage, the oldest Owner, or Annuitant in the case of a non-natural Owner, is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

Does buying this rider forfeit your ability to buy other riders?

No.

How is the charge for this rider calculated?

The rider has a current charge and maximum rider charge and both are based on your Contract Value. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. We will not increase the rider charge by more than 0.25% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge change in which event your Lifetime Withdrawal Percentage will be reduced by 1%. For example, if your Lifetime Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Lifetime Withdrawal Percentage will be 4%. This declination is irrevocable and no future Lifetime Spending Account rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Contract Value immediately prior to such termination or full Surrender.

Does your benefit base change under this rider?

Yes, this rider provides an opportunity to take a maximum withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Lifetime Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

•  Withdrawal Base

The Withdrawal Base is used to calculate your Lifetime Annual Payment under the Lifetime Spending Account. With the Lifetime Spending Account you receive a 6% Deferral Bonus every year until you make a withdrawal.

If you elect this rider at the time you purchase your Contract, your initial Withdrawal Base is equal to your initial Premium Payment. Your Withdrawal Base may fluctuate based on Contract Value performance, Deferral Bonuses, subsequent Premium Payments, or Excess Withdrawals.

If you are electing this rider after your Contract has been issued, the initial Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Annuity Commencement Date. Effectively, the Withdrawal Base will increase when your Contract Value performs at a rate greater than 4% annually and will decrease when your Contract Value performs at a rate less than 4% annually. The calculation for the reset is equal to (A) times (B) divided by (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = 1 + Cumulative Net Investment Return

C = 1 + Modal Assumed Investment Return

Cumulative Net Investment Return is the cumulative change in Contract Value since the last Assumed Investment Return Adjustment. Prior to the first Assumed Investment Return Adjustment, the cumulative changes in Contract Value will be measured since the effective date of the Lifetime Spending Account rider.

Because we apply the 4% annual Assumed Investment Return daily, we convert the 4% to a daily rate which is your Modal Assumed Investment Return. The Assumed Investment Return will not change for your Contract. We may change the Assumed Investment Return for newly issued contracts.

When the Valuation Day occurs on a Contract Anniversary, the reset is equal to (A) times (B) divided by (C), as defined above, plus any applicable Deferral Bonus.

Please refer to the Lifetime Spending Account Example Footnotes 2, 3, and 4 in Appendix A for an illustration of ways your Withdrawal Base may reset based on Contract Value performance and a Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base and Contract Value by the dollar amount of that Premium Payment. Please refer to the Lifetime Spending Account Example Footnote 9 in Appendix A for illustrations on the effects of subsequent Premium Payments.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

•  Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base.

•  Excess Withdrawals will reduce the Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

•  Any Partial Withdrawal, other than for payment of investment advisor fees, taken before age 59 1/2 is an Excess Withdrawal.

Your Withdrawal Base can never be less than $0.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Spending Account?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Please refer to the Lifetime Spending Account Example Footnotes 5 and 8 in Appendix A for illustrations of withdrawals.

Deferral Bonus Base

The Deferral Bonus Base is used to calculate your Deferral Bonus. It is similar to the Withdrawal Base, except it does not increase by the amount of Deferral Bonuses.

The Deferral Bonus for the Lifetime Spending Account is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

The Deferral Bonus Period will cease upon the earlier of the 100th Contract Anniversary following the rider effective date, Annuity Commencement Date, or when you take your first Partial Withdrawal. If you authorize us to send Partial Withdrawal payments to your investment advisor in connection with investment advisory fees related to this Contract, such Partial Withdrawals will not terminate your Deferral Bonus Period.

If you elect this rider at the time you purchase your Contract, your initial Deferral Bonus Base is equal to your initial Premium Payment. Your Deferral Bonus Base may fluctuate based on Contract Value performance or subsequent Premium Payments.

If you elect this rider after your Contract has been issued, your initial Deferral Bonus Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Deferral Bonus Base may be reset each Valuation Day following the effective date of the rider until the Annuity Commencement Date. The reset is identical to the daily reset of the Withdrawal Base as described previously. Effectively, the Deferral Bonus Base will increase when your Contract Value performs at a rate greater than 4% annually and will decrease when your Contract Value performs at less than 4% annually. The calculation for the Deferral Bonus Base reset is equal to the sum of (A) times (B) divided by (C) where:

A = Your Deferral Bonus Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = 1 + Cumulative Net Investment Return

C = 1 + Modal Assumed Investment Return

Please refer to the Lifetime Spending Account Example Footnotes 2 and 3 in Appendix A for illustrations of ways your Deferral Bonus Base may reset.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. Your Deferral Bonus Base can never be less than $0.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

Is this rider designed to pay you withdrawal benefits for your lifetime?

Yes. However, withdrawals taken prior to the Minimum Income Age (59 1/2) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce the Withdrawal Base otherwise available to establish lifetime benefits. Please refer to the "Will the amount of my withdrawal benefit fluctuate?" section below for more information.

After the relevant Covered Life attains the Minimum Income Age (59 1/2), should your Contract Value go below the Minimum Contract Value then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under this rider?" Prior to the relevant Covered Life attaining the Minimum Income Age (59 1/2), should your Contract Value fall below the Minimum Contract Value then in effect, your Lifetime Annual Payments will be zero until the relevant Covered Life attains the Minimum Income Age. Once your Contract Value is reduced below the Minimum Contract Value, any Partial Withdrawals greater than your Lifetime Annual Payments will terminate your rider and result in the contract being liquidated.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Lifetime Withdrawal Percentage subject to the Smoothing feature. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)  Contract Anniversary;

b)  A subsequent Premium Payment;

c)  An Excess Withdrawal; or

d)  A change of Owner, because of Spousal Contract continuation.

Subsequent Premium Payments will immediately increase your Lifetime Annual Payments and Contract Value. Subsequent Premium Payments will not be subject to the Smoothing Feature, if and until, a Contract Anniversary.

The applicable Lifetime Withdrawal Percentages are as follows:

	Lifetime Withdrawal Percentage
Age	Single Option	Joint/Spousal Option
59 1/2 – 64	5.50%	5.00%
65 – 69	5.75%	5.25%
70 – 74	6.25%	5.75%
75 – 79	7.00%	6.50%
80 – 84	7.75%	7.25%
85 – 89	8.75%	8.25%
90+	10.25%	9.75%

Withdrawals taken prior to age 59 1/2 may be subject to a 10% penalty tax if not taken as part of a substantially equal periodic payment. In order to qualify for the exception to the 10% penalty, a system of substantially equal periodic payments must last until the later of 5 years from the date of the first payment or the date you turn 59 1/2. Any modification during this time may result in retroactive taxes. You should discuss any withdrawals prior to age 59 1/2 with your tax advisor.

•  The Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

•  If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal.

•  If you authorize us to send Partial Withdrawal payments to your investment advisor in connection with investment advisory fees related to this Contract, such Partial Withdrawals will not cause your Lifetime Withdrawal Percentage to be locked.

•  Partial Withdrawals taken to pay investment advisory fees will not reduce your available Lifetime Annual Payment for the Contract Year.

Will the amount of my withdrawal benefit fluctuate?

Yes, your Lifetime Annual Payment will fluctuate based on the performance of the Contract Value compared to the 4% Assumed Investment Return. The greater the positive or negative difference between the Contract Value performance and the 4% Assumed Investment Return, the greater the increase or decrease in the Lifetime Annual Payment, subject to the Smoothing feature.

The Smoothing feature limits the annual change in your Lifetime Annual Payments after the first Partial Withdrawal to no more than plus or minus 10% of your prior Lifetime Annual Payment. The Smoothing feature does not limit gain or loss of your Contract Value; it only applies to Lifetime Annual Payments. It is possible that even if your Contract Value increases, your Lifetime Annual Payment may not increase due to the Smoothing feature. The Smoothing feature has no impact on benefits under the Contract until Lifetime Annual Payments commence.

Please refer to the Lifetime Spending Account Example Footnotes 6 and 7 in Appendix A for illustrations of Lifetime Annual Payments.

Is this rider designed to pay you Death Benefits?

No.

Does this rider replace the standard Death Benefit?

No.

Can you revoke this rider?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

What effect do Partial Withdrawals or full Surrenders have on your benefits under this rider?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time prior to annuitization. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base or any future Lifetime Annual Payments.

If you authorize us to send Partial Withdrawal payments to your investment advisor in connection with investment advisory fees related to this Contract, such Partial Withdrawals will not reduce your Withdrawal Base.

After the relevant Covered Life attains the Minimum Income Age (59 1/2), if your Contract Value on any Contract Anniversary is ever reduced below the Minimum Contract Value described in Section 4.c as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Contract Value, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

•  Lifetime Annual Payments will continue and will not reduce the Contract Value;

•  Deferral Bonuses, if applicable, will no longer apply; and

•  All other privileges under the rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee.

•  Partial Withdrawals to pay your investment advisor fees will no longer be available.

Once your Contract Value is reduced below the Minimum Contract Value, any Excess Withdrawal will result in the contract being liquidated and the rider terminating.

What happens if you change ownership?

An ownership change may terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change does not result in the change of a Covered Life or is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Spending Account?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax advisor before making any ownership changes.

Can your Spouse continue your Lifetime Spending Account?

•  Single Life Option:

This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

•  Joint/Spousal Option:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

•  The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

•  The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

•  The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

•  The Lifetime Annual Payment will be recalculated; and

•  The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

What happens if you annuitize your Contract?

When you annuitize, you will have the opportunity to choose Fixed Dollar Amount Annuity Payouts or Variable Dollar Amount Annuity Payouts. In order to receive Lifetime Spending Account Lifetime Annual Payments after annuitization, the Variable Dollar Amount Annuity Payouts must be elected.

•  Fixed Dollar Amount Annuity Payouts

You may elect one of the standard fixed Annuity Payout Options offered by us under the Contract. For variable payouts, you must elect the Variable Dollar Amount Annuity Payouts. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, your Contract must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. Upon annuitization, your Contract Value, not your Withdrawal Base, will be annuitized.

•  Variable Dollar Amount Annuity Payouts

To allow for continued variable Lifetime Annual Payments, you must elect Variable Dollar Amount Annuity Payouts.

Variable Dollar Amount Annuity Payouts may fluctuate annually based on the investment performance of the Sub-Account(s) in which you are invested. Any portion of your Contract Value invested outside of the Sub-Accounts at the Annuity Commencement Date will be reallocated proportionately based on your then current Sub-Account investment allocation.

On the Annuity Commencement Date, and each anniversary thereafter, we will calculate the Lifetime Annual Payment. We calculate the Lifetime Annual Payment by multiplying the Annuity Unit Values, which are the prices of the Annuity Units on the day of calculation, by the total number of Annuity Units summed across all the Sub-Accounts in which you are invested.

Please refer to the Variable Dollar Amount Annuity Payouts Example in Appendix A.

On the Annuity Commencement Date, we determine the number of Annuity Units for the applicable Sub-Account(s), based on the allocation to each Sub-Account. This number remains constant for the selected Sub-Account unless a Sub-Account Transfer occurs. The value of an Annuity Unit for each Sub-Account will be computed on each Valuation Day to reflect the investment experience of the applicable underlying Funds. The precise formula for these calculations is set forth below.

The number of Annuity Units for each of the applicable Sub-Account(s) will be equal to (A) divided by (B), times (C) divided by (D) where:

A = Sub-Account Value as of the current Valuation Day;

B = total Contract Value invested in Sub-Accounts as of the current Valuation Day;

C = your Lifetime Withdrawal Percentage times your Withdrawal Base as of the current Valuation Day; and

D = Annuity Unit Value as of the current Valuation Day.

Please refer to the Annuity Unit Value Example in Appendix A for an example of how the Annuity Unit is calculated.

The value of each Annuity Unit for each Sub-Account will be computed on each Valuation Day by multiplying (A) times (B) divided by (C) where:

A = value of the Annuity Unit for that Sub-Account as of the preceding Valuation Day;

B = Net Investment Factor for that Sub-Account for the Valuation Day for which the Annuity Unit Value is being calculated; and

C = 1 + the effective Assumed Investment Return for the number of days in the Valuation Period.

•  Variable Dollar Amount Annuity Payouts at Death

This annuity is payable until the death of the last surviving Covered Life. Upon election of the Variable Dollar Amount Annuity Payouts, we will calculate a minimum number of Annuity Payouts based on your Contract Value. At the death of the last surviving Covered Life, if the minimum number of Annuity Payouts have not been paid, your beneficiary will continue to receive the remaining Annuity Payouts.

Are there restrictions on how you must invest?

No.

Are there restrictions on the amount of subsequent Premium Payments?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance, or to help protect our ability to provide the guarantees under these riders in the future. We also prohibit subsequent Premium Payments if your Contract Value falls below Minimum Contract Value. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

Other information

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

•  If you are electing this rider after your Contract has been issued, the starting values for all benefits will be the Contract Value on the rider effective date and not your initial Premium Payment or any other prior values.

•  The amount of your Lifetime Annual Payment is not guaranteed and will fluctuate based on Contract Value performance, subject to the Smoothing feature.

•  The amount of your Lifetime Annual Payments may be reduced significantly if you experience investment losses prior to beginning Lifetime Annual Payments.

•  During a prolonged period of negative investment performance, your Lifetime Annual Payments may be reduced significantly.

•  The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

•  We may terminate this rider based upon the following conditions: Spousal Contract continuation, Covered Life changes and/or annuitization. If we terminate the rider, it cannot be re-elected by you.

•  Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

•  Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce the Withdrawal Base otherwise available to establish lifetime benefits.

•  This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

•  We may withdraw the rider for new Contract sales at any time.

•  Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

•  When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

•  Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an Annuity Payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

•  The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

•  If enrolled in a Systematic Withdrawal Program for your Lifetime Annual Payment, we will automatically adjust payments if your Lifetime Annual Payment changes.

•  We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

•  The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

•  The Lifetime Spending Account is referred to as Variable Lifetime Withdrawal Benefit Rider in your Contract.

•  Any payment obligation we make under the Contract, including Optional Withdrawal Benefit payments, is subject to our financial strength and claims-paying ability and our long-term ability to make such payments.

7. Additional Information

a. Glossary

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

Account: Any of the Sub-Accounts.

Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.

Annual Maintenance Fee: An annual charge deducted on a Contract Anniversary or upon full Surrender.

Annuitant: The person on whose life Annuity Payouts are based.

Annuity Calculation Date: The date we calculate the first Annuity Payout.

Annuity Commencement Date: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date, the death of the Owner or Annuitant.

Annuity Service Center: Correspondence, service or transaction requests, and inquiries to P.O. Box 758507 Topeka, Kansas, 66675-8507 or via fax 785-286-6104. Please note: Premium payments must be sent to P.O. Box 758502, Topeka, Kansas, 66675-8502. The overnight mailing address is Mail Zone 507, 5801 SW 6th Avenue, Topeka, Kansas 66636 and should only be used for mail delivered via a courier.

Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

Annuity Unit Value (AnnUV): The daily price of Annuity Units on any Valuation Day.

Assumed Investment Return (AIR): The rate used in determining the Withdrawal Base and Deferral Bonus Base reset.

Assumed Investment Return Adjustment: A potential reset to the Withdrawal Base and Deferral Bonus Base.

Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Owner.

Code: The Internal Revenue Code of 1986, as amended.

Commuted Value: The present value of any Annuity Payout due and payable during guaranteed Annuity Payouts. This amount is calculated using the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

Contract: The individual annuity contract and any endorsements or riders.

Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

Contract Growth: Contract Value minus Cumulative Adjusted Premium.

Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

Contract Value: The total value of the Sub-Accounts on any Valuation Day.

Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

Covered Life: The governing life or lives used for determining the lifetime withdrawal feature under the Optional Withdrawal Benefit.

Cumulative Adjusted Premium: An amount initially equal to your initial Premium Payment if the Earnings Protection Death Benefit rider is elected on the contract issue date, or if the rider is elected after the contract issue date, the Contract Value on the rider effective date. Cumulative Adjusted Premium is increased by the dollar amount of subsequent Premium Payments and reduced by the dollar amount of withdrawals in excess of Contract Growth.

Cumulative Net Investment Return: The cumulative change in Contract Value since the last Assumed Investment Return Adjustment. Prior to the first Assumed Investment Return Adjustment, the cumulative changes in Contract Value will be measured since the effective date of the Lifetime Spending Account rider.

Death Benefit: Except as otherwise provided, the amount payable if any Owner, or Annuitant in the case of a non-natural Owner, dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit.

Deferral Bonus: A percentage of the Deferral Bonus Base we may add to your Withdrawal Base on each Contract Anniversary during the Deferral Bonus Period.

Deferral Bonus Base: The basis for determining the Deferral Bonus.

Deferral Bonus Period: The period during which a Deferral Bonus may be added to either your Withdrawal Base for the Lifetime Spending Account.

Dollar Cost Averaging: A program that allows you to systematically make transfers into Funds.

Earnings Protection Factor: The factor used in calculating the Earnings Protection Death Benefit. The Earnings Protection Factor is 35% and will not change for your Contract. We may change the Earnings Protection Factor for newly issued contracts.

Excess Withdrawals: The portion of any Partial Withdrawal which, on a cumulative basis with all other Partial Withdrawals in a Contract Year, exceeds the Lifetime Annual Payment. Any Partial Withdrawal taken prior to the Minimum Income Age is considered an Excess Withdrawal. Any Partial Withdrawal taken from a Contract that does not have a Lifetime Annual Payment associated with it is considered an Excess Withdrawal. If an Optional Withdrawal Benefit has been elected, any Partial Withdrawal taken to satisfy the Required Minimum Distribution (RMD) requirements, related to this Contract for either one of the calendar years in which the Contract Year occurs, imposed by federal law will not be considered an Excess Withdrawal. Any Partial Withdrawal taken to pay investment advisor fees will not be considered an Excess Withdrawal.

Financial Intermediary: The investment professional through whom you purchase your Contract.

Fund: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

General Account: The General Account includes our Company assets.

Guaranteed Payout Duration: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six.

In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered In Good Order unless received by us in our Annuity Service Center or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered In Good Order when we receive all of the requisite information, on the form required by us.

Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

Lifetime Annual Payment: The maximum amount that can be withdrawn each Contract Year under an Optional Withdrawal Benefit.

Lifetime Withdrawal Percentage: The percentage of your Withdrawal Base that you may withdraw each Contract Year in the form of a Lifetime Annual Payment.

Minimum Contract Value: The minimum value your Contract can reach before we have the right to liquidate it. The Minimum Contract Value for your Contract is set forth in your Contract.

Minimum Income Age: The Valuation Day when the Covered Life has an attained age of 59 1/2 when the Lifetime Spending Account is elected.

Modal Assumed Investment Return: The Assumed Investment Return is 4% annually. Because we apply the Assumed Investment Return Adjustment daily, we convert the 4% to a daily rate which is your Modal Assumed Investment Return.

Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next.

1933 Act: The Securities Act of 1933, as amended.

1934 Act: The Securities Exchange Act of 1934, as amended.

1940 Act: The Investment Company Act of 1940, as amended.

Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.

Optional Benefit: Earnings Protection Death Benefit or Lifetime Spending Account.

Optional Withdrawal Benefit: Lifetime Spending Account.

Payee: The person or party you designate to receive Annuity Payouts.

Partial Withdrawal: Any withdrawal of a portion of your Contract Value. May be subject to charges, if applicable.

Premium or Premium Payment: Money sent to us to be invested in the Sub-Accounts.

Quarterly Contract Anniversary: Each successive three-month anniversary of the Issue Date of the Contract. If the Quarterly Contract Anniversary falls on a Non-Valuation Day, then the Quarterly Contract Anniversary will be the next Valuation Day.

Remaining Gross Premium: Equals the Premium Payments adjusted by Partial Withdrawals.

Required Minimum Distribution: A federal requirement that individuals age 72 (age 70 1/2 for individuals born before July 1, 1949) and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 72 (age 70 1/2 for individuals born before July 1, 1949) or upon retirement, whichever comes later. All withdrawals, including withdrawals related to investment advisor fees, will reduce the Required Minimum Distribution for the year.

Smoothing: This feature provides a mechanism to limit the year over year change in Lifetime Annual Payments after the first Partial Withdrawal to no more than plus or minus the Smoothing percentage.

Spouse: A person related to an Owner by marriage pursuant to the Code.

Sub-Account: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

Sub-Account Value: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

Surrender: A complete withdrawal from your Contract.

Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and Premium Tax (subject to rounding).

Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

We, us or our: Forethought Life Insurance Company.

Withdrawal Base: The amount used to determine the Lifetime Annual Payment under an Optional Withdrawal Benefit.

You: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

b. State Variations

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

Delaware, District of Columbia, Florida, Montana, North Dakota, South Dakota

•  Right to Examine and Return this Contract provision. If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

•  The Minimum Contract Value may be increased after the Contract is issued.

•  The default annuitization option is Annuity Payout Option 1 — Life Annuity with Cash Refund.

California

•  Right to Examine and Return this Contract provision. If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the Premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the Premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the Premium and any policy fee paid. If you direct that the Premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

•  The Annuitant may not be changed at any time if the Owner is a non-natural person, unless the non-natural person is a transferee of a natural person.

•  A change in Contract Owner will not terminate an Optional Death Benefit rider.

•  The Contract Maturity Date is based on the Owner's age (or Annuitant's age for a non-natural Owner) in effect on the issue date of the Contract.

•  The Minimum Contract Value may be increased after the Contract is issued.

•  The default annuitization option is Annuity Payout Option 1 — Life Annuity with Cash Refund.

Connecticut

•  Right to Examine and Return this Contract provision. If for any reason you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract. If you request cancellation before you receive the Contract, any Premium paid will be refunded in full. In such case, we will notify you of your right to receive the Surrender Value in lieu of the Premium Payment in the event the Surrender Value would provide an amount greater than the Premium Payment. If you choose to Surrender rather than exercise your right to free-look your Contract, any earnings may be subject to taxation, and, if you are under age 59 1/2, a penalty tax may apply. You should consult with a qualified tax advisor to discuss your options.

•  The Minimum Contract Value may be increased after the Contract is issued.

•  The default annuitization option is Annuity Payout Option 1 — Life Annuity with Cash Refund.

c. Legal Proceedings

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Separate Account. Nonetheless, given the indeterminate amounts sought in certain of these proceedings, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows.

d. How Contracts Are Sold

We have entered into a distribution agreement with our affiliate Global Atlantic Distributors, LLC under which it serves as the principal underwriter for the Contracts, which are offered on a continuous basis. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of Global Atlantic Distributors, LLC is One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103. Global Atlantic Distributors, LLC has entered into selling agreements with affiliated and unaffiliated broker-dealers for the sale of the Contracts. Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2019 with regard to the Contracts. Contracts will be sold by investment advisors who have been appointed by us as insurance agents and who are investment professionals. Each investment advisor is affiliated with one of the selling broker-dealers. We may also make the Contracts available through independent investment advisors.

We list below types of arrangements that help to incentivize sales representatives to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could create an incentive for the selling firm or its sales representative to recommend or sell this Contract to you. You may wish to take such incentives into account when considering and evaluating any recommendations relating to this Contract.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process, who provide sales support and training to sales representatives. Wholesalers typically receive commissions based on the type of Contract or Optional Benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

•  Commissions

We do not pay Commissions to the selling broker-dealers or investment advisors who sell this Contract. Your investment advisor is paid by you pursuant to the investment advisory agreement you entered into.

You should check with your investment advisor to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and the selling firm with which your investment advisor is associated. Please ask questions to make sure you understand your rights and any potential conflicts of interest.

Under certain circumstances, as discussed immediately below under "Additional Payments," your investment advisor's associated selling firm may receive payments from us based on what you buy. Therefore, our profits and the payments we make to the associated selling firm may vary by product and over time. Speak with your investment advisor or an appropriate person at his/her associated selling firm with whom you can discuss these differences and inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm.

•  Additional Payments

Subject to FINRA and broker-dealer rules, we or our affiliates also pay the following types of fees to, among other things, encourage the sale of this Contract. These additional payments could create an incentive for your Financial Intermediary, and the broker-dealer with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. All or a portion of the payments we make to broker-dealers may be passed on to Financial Intermediaries according to a broker-dealer's internal compensation practices.

Additional Payment Type	What it's used for
Access	Access to Financial Intermediaries and/or broker-dealers such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing

Joint marketing campaigns and/or broker-dealer event advertising/participation; sponsorship of broker-dealer sales contests and/or promotions in which participants (including Financial Intermediaries) receive prizes such as travel Awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowances	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Support

Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a broker-dealer's websites; shareholder services (including sub-accounting sponsorship of broker-dealer due diligence meetings; and/or expense allowances and reimbursements).

Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility

Inclusion of our products on a broker-dealer's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in broker-dealer publications highlighting our products and services.

Volume	Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2019, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our suite of variable annuities: BBVA Investments, a division of BBVA Securities, Inc.; Cambridge Investment Research, Inc.; Capital Investment Group; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Financial Specialists LLC; Cetera Investment Services LLC; CFD Investments, Inc.; Corecap Investments, Inc.; CUSO Financial Services. L.P.; ELE Wealth Advisors, Inc.; First Allied Holdings, Inc.; First Heartland Capital, Inc.; FSC Securities Corporation; Geneos Wealth Management, Inc.; Girard Securities, Inc.; H.D. Vest; Huntington Investment Co.; Infinex Financial Group; Investacorp, Inc.; Janney Montgomery Scott LLC; Kestra Investment Services, LLC; Key Investment Services LLC; KMS Financial Services, Inc.; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; Lion Street Financial LLC; LPL Financial LLC; Morgan Stanley Smith Barney, LLC; Raymond James Insurance Group, Inc.; RBC Wealth Management, LLC; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America, Inc.; Signator Investors, Inc.; Stifel Nicolaus & Company, Inc.; Summit Brokerage Services, Inc.; TFS Securities, Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; U. S. Bancorp Investments, Inc.; UnionBanc Investment Services LLC; VSR Financial Services, Inc.; and Woodbury Financial Services, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

For the fiscal year ended December 31, 2019, Additional Payments did not in the aggregate exceed approximately $5,035,643 (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.07% of average total individual variable annuity assets. Broker-dealers that received Additional Payments in 2019, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

No specific charge is assessed directly to Owners to cover commissions or payments made in connection with the sales of the Contracts, Additional Payments or Marketing Expense Allowances described above. We do intend to recoup the sales expenses and incentives we pay, however, through fees and charges deducted under the Contract and other revenue sharing arrangements.

e. Delay of Payment and Transfers

If, pursuant to SEC rules, the Invesco V.I. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, Partial Withdrawal, full Surrender, or Death Benefit from the Invesco V.I. Government Money Market Fund until the Fund is liquidated.

If you have submitted a check or draft, we have the right to defer payment of Partial Withdrawals, full Surrenders, Death Benefit proceeds, or payments under a settlement option until such check or draft has been honored.

In addition, federal laws designed to counter terrorism and prevent money laundering by criminals might require us to reject a Premium Payment and/or "freeze" an Owner's account. If these laws apply in a particular situation, we would not be able to pay any request for Partial Withdrawals, full Surrenders, or Death Benefits, make transfers or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.

f. Business Continuity Risk

Many countries have experienced outbreaks of infectious illnesses in recent decades, including swine flu, avian influenza, SARS and 2019-nCoV (the "Coronavirus"). In December 2019, an initial outbreak of the Coronavirus was reported in Hubei, China. Since then, a large and growing number of cases have been confirmed around the world, including in the United States. The Coronavirus outbreak has resulted in numerous deaths and the imposition of both local and more widespread "work from home" and other quarantine measures, border closures and other travel restrictions, causing social unrest and commercial disruption on a global scale, including in the United States. The World Health Organization has declared the Coronavirus outbreak a pandemic.

The continuing spread of the Coronavirus could have a material adverse impact on the global economy, and could have a material adverse effect on the liquidity, financial condition and operating results of the Company and our parent, Global Atlantic Financial Group Limited, due to increased mortality and, in certain cases, morbidity rates and/or its impact on the economy and financial markets. In particular, increased market volatility and changes in interest rates, credit spreads and asset prices due to the Coronavirus pandemic could have an adverse impact on our investment portfolio. The pandemic may impact mortality, morbidity and policyholder behavior in unexpected ways, including with respect to annuities. In addition, the operations of the Company in certain jurisdictions could be adversely impacted, including through quarantine measures and travel restrictions imposed in particular on key personnel of the Company, and any related health issues of such personnel. In addition, the Company's operations could be disrupted if any key personnel members contract the Coronavirus and/or any other infectious disease. Similar consequences may arise with respect to other comparable infectious diseases.

g. Cyber Security Risk

We are exposed to risks related to natural and man-made disasters and catastrophes, diseases, epidemics, pandemics, malicious acts, war, cyber-attacks, terrorist acts and climate change, which could adversely affect our operations and results.

While we have obtained insurance, implemented risk management and contingency plans, and taken preventive measures and other precautions, no assurance can be given that there are not scenarios that could have an adverse effect on our operations and results. A natural or man-made disaster or catastrophe, including a severe weather or geological event such as a storm, tornado, fire, flood or earthquake, disease, epidemic, pandemic, malicious act, cyber-attack, terrorist act, or the occurrence of climate change, could cause our workforce, or that of our third-party administrators, to be unable to engage in operations at one or more of our facilities or result in short- or long-term interruptions in our business operations, any of which could be material to our operating results for a particular period. Certain of these events could also adversely affect our mortality, morbidity or other experience, and have a significant negative impact on our operations and results. In addition, claims arising from the occurrence of such events or conditions could have a material adverse effect on our business, results of operations and financial condition. Such events or conditions could also have an adverse effect on surrenders of existing contracts, as well as sales of new contracts. In addition, such events or conditions could result in significant physical damage and destruction to, and a decrease or halt in economic activity in, large geographic areas, adversely affecting our business within such geographic areas and/or the general economic climate. Such events or conditions could also have a significant impact on our investments, for example by damaging or destroying physical assets we invest in or impacting the financial performance of loans or securities collateralized by loans. Such events or conditions could also result in additional regulation or restrictions on the conduct of our business. The possible macroeconomic effects of such events or conditions could also adversely affect our investments, as well as many other aspects of our business, financial condition and results of operations. Our risk management efforts, insurance and other precautionary plans and activities may not adequately predict or offset the impact of such events on our business, results of operations and financial condition.

A breach of information security or other unauthorized data access could have an adverse impact on our business and reputation.

In the ordinary course of business, we collect, process, transmit, and store large quantities of personal financial and health information, information from our clients such as ceding insurers, and other confidential and sensitive data about our customers, as well as proprietary business information, collectively referred to herein as "Sensitive Information." The secure processing, storage, maintenance, and transmission of Sensitive Information are vital to our operations and business strategy. Our business depends on our customers' willingness to entrust us with their personal information and any failure, interruption or breach in security could result in disruptions to our critical systems and adversely affect our customer relationships. Cyber-incidents can result from deliberate attacks or unintentional events. These incidents can include, but are not limited to, gaining unauthorized access to digital systems for purposes of misappropriating assets or Sensitive Information, corrupting data or causing operational disruption.

Although we take reasonable efforts to protect Sensitive Information, including internal processes and technological defenses that are preventative or detective, and other controls we believe to be commercially reasonable designed to provide multiple layers of security, Sensitive Information that we maintain may be vulnerable to attacks by computer hackers, to physical theft by other third-party criminals, or to other compromise due to employee error or malfeasance. Attacks may include both sophisticated cyber-attacks perpetrated by organized crime groups, "hacktivists" or state-sponsored groups as well as nontechnical attacks ranging from sophisticated social engineering to simple extortion, ransomware or threats, which can lead to unauthorized access, disclosure, disruption or further attacks. We have incurred costs and may incur significant additional costs in order to implement the security measures we feel are appropriate to protect our information security systems. Administrative and technical controls and other preventive actions taken to reduce the risk of cyber-incidents and protect our information technology may be insufficient to prevent physical and electronic break-ins, cyber-attacks or other security breaches to such computer systems, and such events may expose us to civil and criminal liability, regulatory action, theft of Company or customer funds, harm our reputation among customers, deter people from purchasing our products, cause system interruptions, require significant technical, legal and other remediation expenses or otherwise have a material adverse impact on our business, results of operations and financial condition.

Third parties to whom we outsource certain functions and vendors with whom we partner are also subject to the risks outlined above. Although we exercise due diligence of third-party service providers and impose appropriate cybersecurity standards where feasible, we are dependent on third parties who manage our policyholder data, other third-party service providers of software that we use, outside investment managers as well as outside advisors who have our corporate information, to protect data. Anyone who is able to circumvent the security measures and penetrate the information technology systems of such third-parties could access, view, misappropriate, alter or delete information in the systems, including information about our policyholders and business operations. The maintenance and implementation of information security systems at such third parties is not within our control, and if such a third party suffers a breach of information security involving our Sensitive Information, such breach may result in us incurring substantial costs and other negative consequences, and could have a material adverse effect on our business, results of operations and financial condition.

Losses or interruptions due to system failures or physical locations being unavailable to conduct business could have an adverse impact on our business and reputation.

Network, utility, telecommunications, business systems, hardware and/or software failures due to a computer virus or cyber-attack, such as a distributed denial of service attack, could prevent us from conducting our business for a sustained period of time. In addition, our employees or agents could fail to monitor and implement enhancements or other modifications to a system in a timely and effective manner or our employees or agents could fail to complete all necessary data reconciliation or other conversion controls when implementing a new software system or modifications to an existing system.

Our facilities could be inaccessible due to a disaster, natural or man-made catastrophe, blackout, terrorist attack or war. Even if our employees are able to report to work, they may be unable to perform their duties for an extended period of time if our data or systems are disabled or destroyed. In addition, our third-party administrators face the same risks, which could result in an inability to service our products. We could be adversely impacted by any disruption of our ability to conduct business. As a result of such risks, our ability to maintain, improve and continue to develop our operational processes and information technology systems will be crucial to the success of our business. Our business also depends on our ability to work with our business partners to meet industry and customer demands, including with respect to cybersecurity and privacy. Our failure or inability to do so may cause reputational harm and could have a material impact on our business, financial condition and results of operations.

In addition, we are dependent on third parties' information technology and other operational systems for processing certain policyholder data and data for our investment portfolio, which includes providing information to us to enable us to complete our GAAP and statutory financial statements. These third parties could experience a failure of one of these systems, their employees or agents could fail to monitor and implement enhancements or other modifications to a system in a timely and effective manner, or their employees or agents could fail to complete all necessary data reconciliation or other conversion controls when implementing a new software system or modifications to an existing system. Should their systems fail to accurately record information pertaining to our policyholders or investment portfolio, we may inadvertently include inaccurate information in our financial statements and experience a lapse in our internal control over financial reporting. The failure of any one of these systems for any reason, or errors made by their employees or agents, could in each case cause significant interruptions to such third-party service provider's operations, which could adversely affect our internal control over financial reporting or have a material adverse effect on our business, financial condition and results of operations.

8. Federal Tax Considerations

A. Introduction

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax advisor for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax advisor regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISOR AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. Taxation of the Company and the Separate Account

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans

Section 72 of the Code governs the taxation of annuities in general.

1.  Non-Natural Persons as Owners

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•  A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•  A contract acquired by the estate of a decedent by reason of such decedent's death,

•  Certain contracts acquired with respect to tax-qualified retirement arrangements,

•  Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•  A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

2.  Other Owners (Natural Persons).

A Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

a.  Amounts Received as an Annuity

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.  When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.  To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii.  Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b.  Amounts Not Received as an Annuity (including payments you authorize us to make to your investment advisor)

i.  To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii.  Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a Surrender or Partial Withdrawal), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii.  Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.  The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.  In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.  In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c.  Aggregation of Two or More Annuity Contracts.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

d.  10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.  If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), including payments to your investment advisor in connection with investment advisory fees related to this Contract, the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

1.  Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

2.  Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.  Distributions attributable to a taxpayer becoming disabled (as defined in the federal tax law).

4.  A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

5.  Distributions made under certain annuities issued in connection with structured settlement agreements.

6.  Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

7.  Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

Certain other exceptions to the 10% penalty tax as not described herein also may apply.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

e.  Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

f.  Required Distributions

i.  Death of Owner or Primary Annuitant

Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.  If any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.  If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.  If the Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Owner, and any change in the primary annuitant shall be treated as the death of the Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

If any portion of the interest of an Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Owner's death.

iii.  Spouse Beneficiary

If any portion of the interest of an Owner is payable to or for the benefit of his or her Spouse, and the Annuitant is living, such Spouse shall be treated as the Owner of such portion for purposes of Section i. above. This Spousal Contract continuation shall apply only once for this Contract.

g.  Addition of Rider or Material Change.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax advisor for more information.

h.  Partial Exchanges.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example — if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax advisor as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

3.  Diversification Requirements.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the Owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

•  no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•  no more than 70% is represented by any two investments,

•  no more than 80% is represented by any three investments and

•  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Owners with premiums allocated to affected Funds.

4.  Tax Ownership of the Assets in the Separate Account.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the Owner, for tax purposes. The IRS has stated in published rulings that a variable Owner will be considered the "owner" of separate account assets for income tax purposes if the Owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable Owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable Owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which Owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the Owner (and not by the insurer) for tax purposes, as if such Owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable Owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a Owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable Owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. Federal Income Tax Withholding

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.  Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.  Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payment were a payment of wages by an employer to an employee for the appropriate payroll period. The current default withholding rate is as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States, if the Payee fails to provide a taxpayer identification number ("TIN"), or we are notified by the IRS that the TIN provided by the Payee is incorrect. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

F. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations

Any amount payable upon an Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Owner's estate for federal estate tax purposes. Similarly, prior to the Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Owner or (2) a grandchild (or more remote further descendent) of a Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Owner's lifetime generally is treated as producing an amount received by such Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Owner's gross income, this same income amount could produce a corresponding increase in such Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

G. Tax Disclosure Obligations

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisors" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosures.

H. Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Information Regarding IRAs

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by IRAs. State income tax rules applicable to IRAs may differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences. Additional information can also be obtained from your local IRS office, from IRS Publication 590-A and 590-B (hereinafter referred to as Publication 590) or online at www.irs.gov.

Temporary Rules under the CARES Act

On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"), which includes temporary relief from certain of the tax rules applicable to IRAs. The scope and availability of this temporary relief may vary depending on a number of factors, including your specific circumstances and future guidance issued by the Internal Revenue Service. You should consult with a tax and/or legal adviser to determine if relief is available to you.

1. Individual Retirement Annuities ("IRAs").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.  Traditional IRAs

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 72 (age 70 1/2 for Owners born before July 1, 1949) or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

b.  SEP IRAs

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

c.  SIMPLE IRAs

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Code Section 408(p), under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25.

d.  Roth IRAs

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Owner's lifetime. However, the RMD rules apply upon the Owner's death. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. A conversion of a traditional IRA to a Roth IRA, and a rollover from any other eligible retirement plan to a Roth IRA, made after December 31, 2017, cannot be recharacterized as having been made to a traditional IRA. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax advisor. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

5. Taxation of Amounts Received from IRAs

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax advisor before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. Penalty Taxes for IRAs

Unlike Non-Qualified Contracts, IRAs are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs").

a.  Penalty Taxes on Premature Distributions

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of IRAs that is made before the Owner reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

(i)  made to a beneficiary (or to the Owner's estate) on or after the employee's death;

(ii)  attributable to the Owner's becoming disabled under Code Section 72(m)(7);

(iii)  part of a series of substantially equal periodic payments (not less frequently than annually — "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception");

(iv)  not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(v)  certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(vi)  made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(vii)  made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(viii)  made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(ix)  not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7);

(x)  for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8); or

(xi)  made on account of a qualified birth or adoption.

The taxpayer must meet certain requirements in order for these exceptions to apply. Certain other exceptions to the 10% penalty tax not described herein also may apply. Please consult your tax advisor.

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

b.  RMDs and 50% Penalty Tax

If the amount distributed from an IRA is less than the amount of the required minimum distribution ("RMD") for the year, the Owner is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a NonRoth generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the calendar year in which the individual attains age 72 (age 70 1/2 if the Owner was born before July 1, 1949). or

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —

(a)  the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)  over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax advisor about how they may apply to your situation.

Effective January 1, 2020, when an IRA owner dies, any remaining interest generally must be distributed within 10 years (or in some cases 5 years) after their death, unless an exception applies. One exception permits an "eligible designated beneficiary" to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An "eligible designated beneficiary" includes: the IRA owner's spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner. We may limit any payment option over life, or period not exceeding life expectancy, to certain categories of eligible designed Beneficiary, or withdraw such payment option(s), in our discretion.

However, if your surviving Spouse is the sole designated Beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1/2 if you were born before July 1, 1949).

The RMD rules that apply while the Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

If the Owner dies after annuity payments have already begun, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the Contract Value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's Contract Value, such Contract Value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an Optional Benefit under an IRA may require the RMD amount for such IRA to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

The CARES Act waives the requirement to take minimum distributions from IRAs in 2020. The waiver applies to any minimum distribution due from such arrangements in 2020, including minimum distributions with respect to the 2019 tax year that are due in 2020. This relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death 5-year rule described above applies, the 5-year period is determined without regard to calendar year 2020.

7. Tax Withholding for IRAs

Distributions from an IRA generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from an IRA the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. Rollover Distributions

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "trustee-to-trustee transfer" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "trustee-to-trustee transfer" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "trustee-to-trustee transfer" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "trustee-to-trustee transfer" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "trustee-to-trustee transfer". Similar rules apply to a "trustee-to-trustee transfer" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "trustee-to-trustee transfer" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and (6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

Table of Contents to Statement of Additional Information

General Information
The Company
Safekeeping of Assets
Independent Registered Public Accounting Firm
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Additional Payments to Broker-dealers
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Financial Statements

Appendix A — Examples

Table of Contents

Page
Earnings Protection Death Benefit Example	APP A-2
Lifetime Spending Account Example	APP A-3
Annuity Unit Value Example	APP A-4
Variable Dollar Amount Annuity Payouts Example	APP A-4

APP A-1

Earnings Protection Death Benefit Rider Example

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Earnings Protection Death Benefit rider was elected. Assume the noted withdrawals are not used as payments to your investment advisor in connection with investment advisory fees related to this contract. Hypothetical values for Performance, Premiums, withdrawals, and Contract Value are shown as of select dates to illustrate the calculation of the Death Benefit. Assume the Earnings Protection Factor is 35%. See the footnotes for further details.

Date	Performance	Premiums		Withdrawals		Contract Value	Cumulative Adjusted Premium		Contract Growth	Death Benefit
1/1/14		100,000		—		100,000	100,000		—	100,000
1/1/15	2.00%	—		—		102,000	100,000		2,000	102,700	(2)
1/1/16	–3.00%	—		—		98,940	100,000		—	98,940	(3)
1/2/17	0.00%	—		2,000	(4)	101,887	100,000	(4)	1,887	102,547
12/31/17	0.00%	—		—		101,887	100,000		1,887	102,547
1/1/18	0.00%	5,000	(5)	—		106,887	105,000	(5)	1,887	107,547
1/1/19	4.00%	—		7,000	(6)	104,162	104,162	(6)	—	104,162
1/1/20	2.00%	—		—		105,204	104,162		1,042	105,569

(1)  For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance.

(2)  Earnings Protection Death Benefit: Performance causes the Contract Value to exceed the Cumulative Adjusted Premium. The Earnings Protection Death Benefit is calculated as the Contract Value plus Contract Growth multiplied by the Earnings Protection Factor = 102,000 + (2,000 * 35%) = 102,700.

(3)  Death Benefit: When performance causes the Contract Value to fall below the Cumulative Adjusted Premium, there is no Contract Growth. Thus the Death Benefit is Contract Value.

(4)  Withdrawal (less than Contract Growth): Assume you take your first Partial Withdrawal of 2,000. Notice that since this amount is less than the Contract Growth prior to the withdrawal (3,887) the Cumulative Adjusted Premium is not reduced.

(5)  Subsequent Premium Payments: Assume you make a subsequent Premium Payment of 5,000. The Cumulative Adjusted Premium is calculated by adding the subsequent Premium Payment to the prior day's Cumulative Adjusted Premium amount = 5,000 + 100,000 = 105,000.

(6)  Withdrawal (exceeding Contract Growth): Assume you take a Partial Withdrawal of 7,000. This amount exceeds the Contract Growth prior to the withdrawal (6,162). The Cumulative Adjusted Premium is reduced by subtracting the dollar amount of the Partial Withdrawal that exceeds the Contract Growth prior to withdrawal = 105,000 – (7,000 – 6,162) = 104,162.

APP A-2

Lifetime Spending Account Example

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Lifetime Spending Account rider was elected. Assume the noted withdrawals are not used as payments to your investment advisor in connection with investment advisory fees related to this contract. Hypothetical values for Cumulative Net Investment Return (NIR), Premiums, withdrawals, and Contract Value are shown as of select dates to illustrate the calculations of the Deferral Bonus Base, Withdrawal Base, Deferral Bonus and Lifetime Annual Payment (LAP). Assume a 6% Deferral Bonus percentage and a 5.5% Lifetime Withdrawal Percentage throughout the illustration. The LAP values shown assume a Smoothing percentage of 10%. Note that the Cumulative NIR is only displayed on dates where the value is needed to illustrate a rider value calculation. See the footnotes for further details.

Date	Cumulative NIR	Premiums		Withdrawals		Contract Value(1)	Deferral Bonus Base		Withdrawal Base		LAP
1/1/14	—	100,000		—		100,000	100,000		100,000		5,500
1/2/14	2.00%	—		—		102,000	101,989	(2)	101,989	(2)	5,609
12/30/14	—	—		—		106,016	101,961		101,961		5,608
12/31/14	–3.00%	—		—		102,836	98,891	(3)	98,891	(3)	5,439
1/1/15	0.00%	—		—		102,836	98,881		104,813	(4)	5,765
1/23/15	—	—		—		66,940	64,214		68,067		3,744
6/9/15	—	—		500	(5)	93,613	—	(5)	94,298		5,239
1/1/16	—	—		—		108,134	—		106,541		5,763	(6)
1/2/17	—	—		—		91,807	—		86,966		5,187	(7)
1/1/18	—	—		—		95,451	—		86,949		4,782
1/2/18	0.00%	—		10,000	(8)	85,451	—		81,937	(8)	4,507	(8)
5/3/18	—	—		—		86,575	—		81,942		4,507
5/4/18	0.00%	15,000	(9)	—		101,575	—		96,932	(9)	5,332	(9)

(1)  For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance.

(2)  Deferral Bonus Base and Withdrawal Base resets (increase): The Deferral Bonus Base and Withdrawal Base are reset by multiplying the prior day's values by one plus the Cumulative NIR divided by one plus the Modal AIR = 100,000 * (1 + 2%) / ((1.04) ^ (1/365)) = 101,989.

(3)  Deferral Bonus Base and Withdrawal Base resets (decrease): The Deferral Bonus Base and Withdrawal Base are reset by multiplying the prior day's values by one plus the Cumulative NIR divided by one plus the Modal AIR = 101,960.62 * (1 – 3%) / ((1.04) ^ (1/365)) = 98,891.

(4)  Deferral Bonus: On Contract Anniversaries prior to a Partial Withdrawal, the Withdrawal Base reset includes the addition of a Deferral Bonus calculated as the Deferral Bonus Base multiplied by the Deferral Bonus percentage. The Withdrawal Base is calculated as 98,891.17 * (1 + 0%) / (1.04 ^ (1/365)) + (98,880.55 * 6%) = 104,813.

(5)  Non-Excess Withdrawals: Assume a Partial Withdrawal of 500 is taken. Since this is the first Partial Withdrawal, the Deferral Bonus Period terminates and the Deferral Bonus Base resets to zero. There are no impacts on the other rider values since the Partial Withdrawal is not an Excess Withdrawal.

(6)  Lifetime Annual Payment (Smoothing feature - upside): Once a Partial Withdrawal is taken the Smoothing feature becomes applicable. The LAP is calculated as the Lifetime Withdrawal Percentage multiplied by the Withdrawal Base = 5.5% * 106,540.98 = 5,860, but due to the Smoothing feature is subject to a maximum of the prior day's Lifetime Annual Payment multiplied by one plus the Smoothing percentage = 5,239.36 * (1+10%) = 5,763. In situations where the increase in the LAP would exceed the Smoothing percentage, the Smoothing feature provides a lower Lifetime Annual Payment than would have otherwise been provided.

(7)  Lifetime Annual Payment (Smoothing feature - downside): The LAP is calculated as the Lifetime Withdrawal Percentage multiplied by the Withdrawal Base = 5.5% * 86,965.93 = 4,783, but due to the Smoothing feature is subject to a minimum of the prior day's Lifetime Annual Payment multiplied by one minus the Smoothing percentage = 5,763.30 * (1 – 10%) = 5,187. In situations where the decrease in the LAP would exceed the Smoothing percentage, the Smoothing feature provides a greater Lifetime Annual Payment than would have otherwise been provided.

(8)  Excess Withdrawals: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the prior day's Withdrawal Base and the Lifetime Annual Payment by a factor calculated as the Contract Value after the Excess Withdrawal divided by the Contract Value

APP A-3

immediately prior to the Excess Withdrawal less any portion of the withdrawal that is not an Excess Withdrawal = (85,450.72) / (95,450.72 – 4,782.20) = 0.942452. The remaining calculations are as follows:

(A)  The Withdrawal Base is calculated as the prior day's Withdrawal Base multiplied by the factor multiplied by one plus the Cumulative NIR divided by one plus the Modal AIR = 86,949.14 * 0.942452 * ((1 + 0) / ((1.04) ^ (1/365))) = 81,937.

(B)  The Lifetime Annual Payment is reset by multiplying the prior day's Lifetime Annual Payment by the factor = 4,782.20 * 0.942452 = 4,507. There is zero available LAP for the remainder of the year.

(9)  Subsequent Premium Payments: A subsequent Premium Payment impacts the Withdrawal Base and the Lifetime Annual Payment calculations as follows:

(A)  The Withdrawal Base is calculated as the prior day's Withdrawal Base plus the subsequent Premium Payment multiplied by one plus the Cumulative NIR divided by one plus the Modal AIR = (81,942.45 + 15,000) * (1 + 0)/((1.04) ^ (1/365)) = 96,932.

(B)  The Lifetime Annual Payment is calculated as the prior day's Lifetime Annual Payment plus the subsequent Premium Payment multiplied by the Lifetime Withdrawal Percentage = 4,507.00 + (15,000 * 5.5%) = 5,332.

Annuity Unit Value Example

Assume that the 12/31/2013 Annuity Unit Value of Sub-Account A is 9.5248 and that the 1/1/2014 Net Investment Factor for Sub-Account A is 1.05 (reflecting the daily investment performance of the underlying Sub-Account). The Annuity Unit Value for 1/1/2014 is determined by multiplying the 12/31/2013 Annuity Unit Value by the 1/1/2014 Net Investment Factor divided by the sum of 1 plus the effective Assumed Investment Return = 9.5248 * (1.05) / ((1.04) ^ (1/365)) = 10.0000. The Annuity Unit Value of Sub-Account A is used in the Variable Dollar Amount Annuity Payouts Example below.

Variable Dollar Amount Annuity Payouts Example

Assume a contract with the Lifetime Spending Account rider reaches its Annuity Commencement Date (ACD) on 1/1/2014 and a Variable Dollar Amount Annuity Payouts option is elected. As of 1/1/2014 there is $2,500 invested in Sub-Account A and $7,500 invested in Sub-Account B. Assume the number of Annuity Units is 150 for Sub-Account A and 375 for Sub-Account B. The table below illustrates how the Lifetime Annual Payments are determined on the ACD and each anniversary thereafter under future hypothetical Annuity Unit Values (AnnUV) for each Sub-Account.

Date	Sub-Account A Annuity Unit Value(1)	Sub-Account B Annuity Unit Value(1)	Lifetime Annual Payment
1/1/2014	10.00	12.00	6,000
1/1/2015	10.90	12.84	6,450	(2)
1/1/2016	11.77	12.97	6,629
1/1/2017	13.18	14.66	7,292	(3)
1/1/2018	11.47	12.46	6,563	(4)

(1)  For illustration purposes only. Does not indicate actual Sub-Account performance.

(2)  Lifetime Annual Payment: The Lifetime Annual Payment is re-determined on each ACD anniversary = AnnUV A * Annuity Units A + AnnUV B * Annuity Units B = 10.90 * 150 + 12.84 * 375 = 6,450.

(3)  Lifetime Annual Payment (Smoothing feature - upside): The Lifetime Annual Payment on 1/1/2017 is impacted by the Smoothing feature which caps the Lifetime Annual Payment at a value equal to the prior Lifetime Annual Payment multiplied by one plus the smoothing percentage = 6,629 * (1 + 10%) = 7,292.

(4)  Lifetime Annual Payment (Smoothing feature - downside): The Lifetime Annual Payment on 1/1/2018 is impacted by the Smoothing feature which floors the Lifetime Annual Payment at a value equal to the prior Lifetime Annual Payment multiplied by one minus the smoothing percentage = 7,292 * (1 – 10%) = 6,563.

APP A-4

Appendix B — Accumulation Unit Values

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

The following table lists the Condensed Financial Information of Accumulation Unit Values for Accumulation Units outstanding under the Contracts as of December 31, 2019.

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
AB VPS Global Bond Portfolio — Class B (liquidated into Invesco V.I. Government Money Market Fund on 04/20/2018)
Unit Value:
Beginning of Period	NA	$10.701	$10.471	$9.986	$10.000
End of Period	NA	NA	$10.701	$10.471	$9.986
Number of Units Outstanding at End of Period (in thousands)	NA	NA	0.000	0.000	0.000
AB VPS Growth and Income Portfolio — Class B
Unit Value:
Beginning of Period	$12.303	$13.107	$11.085	$10.010	$10.000
End of Period	$15.163	$12.303	$13.107	$11.085	$10.010
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
AB VPS Real Estate Investment Portfolio — Class B (liquidated into Invesco V.I. Government Money Market Fund on 04/24/2019)
Unit Value:
Beginning of Period	$11.243	$11.802	$11.129	$10.394	$10.000
End of Period	NA	$11.243	$11.802	$11.129	$10.394
Number of Units Outstanding at End of Period (in thousands)	NA	0.000	0.000	0.000	0.000
American Century VP Capital Appreciation Fund — Class II
Unit Value:
Beginning of Period	$11.806	$12.512	$10.315	$10.037	$10.000
End of Period	$15.927	$11.806	$12.512	$10.315	$10.037
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
American Century VP Income & Growth Fund — Class II
Unit Value:
Beginning of Period	$12.517	$13.528	$11.279	$9.994	$10.000
End of Period	$15.443	$12.517	$13.528	$11.279	$9.994
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
American Century VP Value Fund — Class II
Unit Value:
Beginning of Period	$11.486	$12.699	$11.731	$9.782	$10.000
End of Period	$14.534	$11.486	$12.699	$11.731	$9.782
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
American Funds Insurance Series® Asset Allocation Fund — Class 4
Unit Value:
Beginning of Period	$11.809	$12.446	$10.770	$9.896	$10.000
End of Period	$14.237	$11.809	$12.446	$10.770	$9.896
Number of Units Outstanding at End of Period (in thousands)	0.913	0.925	0.937	0.948	0.000
American Funds Insurance Series® Blue Chip Income and Growth Fund — Class 4
Unit Value:
Beginning of Period	$12.399	$13.654	$11.735	$9.933	$10.000
End of Period	$14.962	$12.399	$13.654	$11.735	$9.933
Number of Units Outstanding at End of Period (in thousands)	5.605	5.238	0.000	0.000	0.000
American Funds Insurance Series® Bond Fund — Class 4
Unit Value:
Beginning of Period	$10.408	$10.533	$10.228	$9.979	$10.000
End of Period	$11.319	$10.408	$10.533	$10.228	$9.979
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000

APP B-1

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
American Funds Insurance Series® Capital Income Builder® — Class 4
Unit Value:
Beginning of Period	$10.659	$11.527	$10.263	$9.919	$10.000
End of Period	$12.500	$10.659	$11.527	$10.263	$9.919
Number of Units Outstanding at End of Period (in thousands)	6.851	6.417	0.000	0.000	0.000
American Funds Insurance Series® Global Growth Fund — Class 4
Unit Value:
Beginning of Period	$11.775	$13.012	$9.954	$9.947	$10.000
End of Period	$15.834	$11.775	$13.012	$9.954	$9.947
Number of Units Outstanding at End of Period (in thousands)	6.937	6.196	1.478	0.000	0.000
American Funds Insurance Series® Growth Fund — Class 4
Unit Value:
Beginning of Period	$13.784	$13.896	$10.890	$10.001	$10.000
End of Period	$17.926	$13.784	$13.896	$10.890	$10.001
Number of Units Outstanding at End of Period (in thousands)	4.898	4.282	0.000	6.740	0.000
American Funds Insurance Series® Growth-Income Fund — Class 4
Unit Value:
Beginning of Period	$11.029	$11.295	$10.000	NA	NA
End of Period	$13.839	$11.029	$11.295	NA	NA
Number of Units Outstanding at End of Period (in thousands)	6.191	5.399	0.000	NA	NA
American Funds Insurance Series® International Fund — Class 4
Unit Value:
Beginning of Period	$11.458	$13.272	$10.093	$9.807	$10.000
End of Period	$14.013	$11.458	$13.272	$10.093	$9.807
Number of Units Outstanding at End of Period (in thousands)	2.034	1.745	0.000	0.000	0.000
American Funds Insurance Series® Managed Risk Asset Allocation Fund — Class P2
Unit Value:
Beginning of Period	$11.413	$12.049	$10.537	$10.000	NA
End of Period	$13.412	$11.413	$12.049	$10.537	NA
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	NA
American Funds Insurance Series® New World Fund — Class 4
Unit Value:
Beginning of Period	$11.432	$13.372	$10.393	$9.923	$10.000
End of Period	$14.683	$11.432	$13.372	$10.393	$9.923
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
BlackRock Basic Value V.I. Fund — Class III
Unit Value:
Beginning of Period	$11.254	$12.285	$11.408	$9.720	$10.000
End of Period	$13.861	$11.254	$12.285	$11.408	$9.720
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
BlackRock Capital Appreciation V.I. Fund — Class III
Unit Value:
Beginning of Period	$13.525	$13.283	$10.022	$10.065	$10.000
End of Period	$17.739	$13.525	$13.283	$10.022	$10.065
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
BlackRock Equity Dividend V.I. Fund — Class III
Unit Value:
Beginning of Period	$12.362	$13.392	$11.531	$9.965	$10.000
End of Period	$15.709	$12.362	$13.392	$11.531	$9.965
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
BlackRock Global Allocation V.I. Fund — Class III
Unit Value:
Beginning of Period	$10.758	$11.675	$10.299	$9.951	$10.000
End of Period	$12.630	$10.758	$11.675	$10.299	$9.951
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000

APP B-2

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
BlackRock High Yield V.I. Fund — Class III
Unit Value:
Beginning of Period	$11.291	$11.673	$10.947	$9.743	$10.000
End of Period	$12.917	$11.291	$11.673	$10.947	$9.743
Number of Units Outstanding at End of Period (in thousands)	0.889	0.900	0.911	0.923	0.000
BlackRock S&P 500 Index V.I. Fund — Class II
Unit Value:
Beginning of Period	$12.733	$13.407	$11.085	$9.975	$10.000
End of Period	$16.652	$12.733	$13.407	$11.085	$9.975
Number of Units Outstanding at End of Period (in thousands)	4.060	1.320	1.356	0.000	0.000
BlackRock Total Return V.I. Fund — Class III
Unit Value:
Beginning of Period	$10.388	$10.495	$10.200	$9.985	$10.000
End of Period	$11.304	$10.388	$10.495	$10.200	$9.985
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Calvert VP EAFE International Index Portfolio — Class F
Unit Value:
Beginning of Period	$10.537	$12.260	$9.881	$9.887	$10.000
End of Period	$12.711	$10.537	$12.260	$9.881	$9.887
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Calvert VP Investment Grade Bond Index Portfolio — Class F
Unit Value:
Beginning of Period	$10.350	$10.456	$10.171	$9.976	$10.000
End of Period	$11.149	$10.350	$10.456	$10.171	$9.976
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Calvert VP NASDAQ 100 Index Portfolio — Class F
Unit Value:
Beginning of Period	$13.849	$14.005	$10.651	$10.060	$10.000
End of Period	$19.095	$13.849	$14.005	$10.651	$10.060
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Calvert VP Russell 2000 Small Cap Index Portfolio — Class F
Unit Value:
Beginning of Period	$11.875	$13.453	$11.827	$9.834	$10.000
End of Period	$14.778	$11.875	$13.453	$11.827	$9.834
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Calvert VP S&P MidCap 400 Index Portfolio — Class F
Unit Value:
Beginning of Period	$11.958	$13.563	$11.766	$9.837	$10.000
End of Period	$14.969	$11.958	$13.563	$11.766	$9.837
Number of Units Outstanding at End of Period (in thousands)	1.326	1.338	1.284	0.000	0.000
DFA VA Global Bond — Institutional Shares
Unit Value:
Beginning of Period	$10.134	$10.025	$10.000	NA	NA
End of Period	$10.490	$10.134	$10.025	NA	NA
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	NA	NA
DFA VA International Value Portfolio — Institutional Shares
Unit Value:
Beginning of Period	$9.588	$11.640	$10.000	NA	NA
End of Period	$11.037	$9.588	$11.640	NA	NA
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	NA	NA
DFA VA US Large Value Portfolio — Institutional Shares
Unit Value:
Beginning of Period	$9.925	$11.368	$10.000	NA	NA
End of Period	$12.404	$9.925	$11.368	NA	NA
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	NA	NA

APP B-3

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
DFA VA US Targeted Value — Institutional Shares
Unit Value:
Beginning of Period	$9.149	$10.946	$10.000	NA	NA
End of Period	$11.141	$9.149	$10.946	NA	NA
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	NA	NA
Franklin Global Real Estate VIP Fund — Class 2
Unit Value:
Beginning of Period	$10.552	$11.365	$10.329	$10.314	$10.000
End of Period	$12.862	$10.552	$11.365	$10.329	$10.314
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Franklin Income VIP Fund — Class 4
Unit Value:
Beginning of Period	$11.510	$12.079	$11.059	$9.741	$10.000
End of Period	$13.317	$11.510	$12.079	$11.059	$9.741
Number of Units Outstanding at End of Period (in thousands)	0.900	0.912	0.923	0.935	0.000
Franklin Mutual Global Discovery VIP Fund — Class 4
Unit Value:
Beginning of Period	$10.577	$11.962	$11.058	$9.901	$10.000
End of Period	$13.106	$10.577	$11.962	$11.058	$9.901
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Franklin Rising Dividends VIP Fund — Class 4
Unit Value:
Beginning of Period	$12.942	$13.688	$11.403	$9.865	$10.000
End of Period	$16.666	$12.942	$13.688	$11.403	$9.865
Number of Units Outstanding at End of Period (in thousands)	1.268	1.311	1.328	0.000	0.000
Franklin Strategic Income VIP Fund — Class 4
Unit Value:
Beginning of Period	$10.738	$11.017	$10.578	$9.836	$10.000
End of Period	$11.555	$10.738	$11.017	$10.578	$9.836
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic American Funds® Managed Risk Portfolio — Class II
Unit Value:
Beginning of Period	$11.292	$11.891	$10.448	$9.912	$10.000
End of Period	$13.141	$11.292	$11.891	$10.448	$9.912
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic Balanced Managed Risk Portfolio — Class II
Unit Value:
Beginning of Period	$10.749	$11.428	$10.253	$9.931	$10.000
End of Period	$12.254	$10.749	$11.428	$10.253	$9.931
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic BlackRock Selects Managed Risk Portfolio — Class II (formerly known as Global Atlantic Blackrock Global Allocation Managed Risk Portfolio)
Unit Value:
Beginning of Period	$10.186	$11.078	$9.873	$9.901	$10.000
End of Period	$11.700	$10.186	$11.078	$9.873	$9.901
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II
Unit Value:
Beginning of Period	$11.544	$12.300	$10.709	$9.815	$10.000
End of Period	$13.850	$11.544	$12.300	$10.709	$9.815
Number of Units Outstanding at End of Period (in thousands)	0.911	0.923	0.934	0.946	0.000

APP B-4

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio — Class II
Unit Value:
Beginning of Period	$10.426	$11.100	$10.309	$9.936	$10.000
End of Period	$11.866	$10.426	$11.100	$10.309	$9.936
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic Growth Managed Risk Portfolio — Class II
Unit Value:
Beginning of Period	$10.878	$11.779	$10.051	$9.866	$10.000
End of Period	$12.695	$10.878	$11.779	$10.051	$9.866
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic Moderate Growth Managed Risk Portfolio — Class II
Unit Value:
Beginning of Period	$10.914	$11.709	$10.259	$9.890	$10.000
End of Period	$12.616	$10.914	$11.709	$10.259	$9.890
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic Motif Aging of America Portfolio — Class II (liquidated into Invesco V.I. Government Money Market Fund on 05/31/2018)
Unit Value:
Beginning of Period	NA	$12.282	$10.018	$10.000	NA
End of Period	NA	NA	$12.282	$10.018	NA
Number of Units Outstanding at End of Period (in thousands)	NA	NA	0.000	0.000	NA
Global Atlantic Motif Real Estate Trends Portfolio — Class II (liquidated into Invesco V.I. Government Money Market Fund on 05/31/2018)
Unit Value:
Beginning of Period	NA	$11.611	$10.725	$10.000	NA
End of Period	NA	NA	$11.611	$10.725	NA
Number of Units Outstanding at End of Period (in thousands)	NA	NA	0.000	0.000	NA
Global Atlantic Motif Technological Innovations Portfolio — Class II (liquidated into Invesco V.I. Government Money Market Fund on 05/31/2018)
Unit Value:
Beginning of Period	NA	$13.710	$9.610	$10.000	NA
End of Period	NA	NA	$13.710	$9.610	NA
Number of Units Outstanding at End of Period (in thousands)	NA	NA	0.000	0.000	NA
Global Atlantic PIMCO Tactical Allocation Portfolio — Class II
Unit Value:
Beginning of Period	$10.882	$11.692	$10.217	$9.891	$10.000
End of Period	$12.830	$10.882	$11.692	$10.217	$9.891
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic Select Advisor Managed Risk Portfolio — Class II
Unit Value:
Beginning of Period	$11.109	$11.860	$10.352	$9.884	$10.000
End of Period	$13.281	$11.109	$11.860	$10.352	$9.884
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic Wellington Research Managed Risk Portfolio — Class II
Unit Value:
Beginning of Period	$11.124	$11.753	$10.342	$9.909	$10.000
End of Period	$13.233	$11.124	$11.753	$10.342	$9.909
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio — Class II (liquidated into Invesco V.I. Government Money Market Fund on 05/31/2019)
Unit Value:
Beginning of Period	$10.710	$11.163	$10.230	$10.000	NA
End of Period	NA	$10.710	$11.163	$10.230	NA
Number of Units Outstanding at End of Period (in thousands)	NA	0.000	0.000	0.000	NA
APP B-5

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
Global Atlantic Wilshire Dynamic Global Allocation Portfolio — Class II (liquidated into Invesco V.I. Government Money Market Fund on 05/31/2018)
Unit Value:
Beginning of Period	NA	$11.623	$10.290	$10.000	NA
End of Period	NA	NA	$11.623	$10.290	NA
Number of Units Outstanding at End of Period (in thousands)	NA	NA	0.000	0.000	NA
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio — Class II (liquidated into Invesco V.I. Government Money Market Fund on 05/31/2019)
Unit Value:
Beginning of Period	$12.736	$12.123	$10.449	$10.000	NA
End of Period	NA	$12.736	$12.123	$10.449	NA
Number of Units Outstanding at End of Period (in thousands)	NA	0.000	0.000	0.000	NA
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio — Class II (liquidated into Invesco V.I. Government Money Market Fund on 05/31/2018)
Unit Value:
Beginning of Period	NA	$11.590	$10.310	$10.000	NA
End of Period	NA	NA	$11.590	$10.310	NA
Number of Units Outstanding at End of Period (in thousands)	NA	NA	0.000	0.000	NA
Goldman Sachs Core Fixed Income Fund — Service Shares
Unit Value:
Beginning of Period	$10.332	$10.466	$10.193	$9.969	$10.000
End of Period	$11.212	$10.332	$10.466	$10.193	$9.969
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Goldman Sachs Global Trends Allocation Fund — Service Shares
Unit Value:
Beginning of Period	$11.157	$11.698	$10.373	$9.972	$10.000
End of Period	$12.451	$11.157	$11.698	$10.373	$9.972
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Goldman Sachs Growth Opportunities Fund — Service Shares
Unit Value:
Beginning of Period	$12.214	$12.807	$10.121	$10.010	$10.000
End of Period	$16.326	$12.214	$12.807	$10.121	$10.010
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Goldman Sachs High Quality Floating Rate Fund — Advisor Shares
Unit Value:
Beginning of Period	$10.267	$10.159	$10.063	$9.997	$10.000
End of Period	$10.426	$10.267	$10.159	$10.063	$9.997
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Goldman Sachs Mid Cap Value Fund — Service Shares
Unit Value:
Beginning of Period	$10.746	$12.070	$10.922	$9.670	$10.000
End of Period	$14.054	$10.746	$12.070	$10.922	$9.670
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Goldman Sachs Small Cap Equity Insights Fund — Service Shares
Unit Value:
Beginning of Period	$12.119	$13.332	$12.023	$9.805	$10.000
End of Period	$15.047	$12.119	$13.332	$12.023	$9.805
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Goldman Sachs Strategic Income Fund — Advisor Shares (liquidated into Invesco V.I. Government Money Market Fund on 04/27/2018)
Unit Value:
Beginning of Period	NA	$9.696	$9.956	$9.913	$10.000
End of Period	NA	NA	$9.696	$9.956	$9.913
Number of Units Outstanding at End of Period (in thousands)	NA	NA	0.000	0.000	0.000

APP B-6

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
Goldman Sachs U.S. Equity Insights Fund — Service Shares
Unit Value:
Beginning of Period	$12.636	$13.535	$10.965	$9.956	$10.000
End of Period	$15.739	$12.636	$13.535	$10.965	$9.956
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Goldman Sachs VIT International Equity Insight Fund — Service Shares
Unit Value:
Beginning of Period	$10.061	$12.093	$9.610	$9.924	$10.000
End of Period	$11.860	$10.061	$12.093	$9.610	$9.924
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series II (formerly Oppenheimer Discovery Mid Cap Growth Fund/VA)
Unit Value:
Beginning of Period	$12.340	$13.210	$10.315	$10.135	$10.000
End of Period	$17.102	$12.340	$13.210	$10.315	$10.135
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Invesco Oppenheimer V.I. Global Fund — Series II (formerly Oppenheimer Global Fund/VA)
Unit Value:
Beginning of Period	$11.591	$13.424	$9.877	$9.922	$10.000
End of Period	$15.192	$11.591	$13.424	$9.877	$9.922
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Invesco Oppenheimer V.I. International Growth Fund — Series II (formerly Oppenheimer International Growth Fund/VA)
Unit Value:
Beginning of Period	$9.847	$12.277	$9.738	$10.040	$10.000
End of Period	$12.561	$9.847	$12.277	$9.738	$10.040
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Invesco Oppenheimer V.I Main Street Small Cap Fund — Series II (formerly Oppenheimer Main Street Small Cap Fund/VA)
Unit Value:
Beginning of Period	$11.773	$13.200	$11.623	$9.907	$10.000
End of Period	$14.806	$11.773	$13.200	$11.623	$9.907
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Invesco V.I. Balanced-Risk Allocation Fund — Series II
Unit Value:
Beginning of Period	$11.297	$12.146	$11.092	$9.977	$10.000
End of Period	$12.939	$11.297	$12.146	$11.092	$9.977
Number of Units Outstanding at End of Period (in thousands)	0.869	0.880	0.891	0.902	0.000
Invesco V.I. Comstock Fund — Series II
Unit Value:
Beginning of Period	$11.578	$13.251	$11.304	$9.692	$10.000
End of Period	$14.422	$11.578	$13.251	$11.304	$9.692
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Invesco V.I. Equity and Income Fund — Series II
Unit Value:
Beginning of Period	$11.197	$12.441	$11.264	$9.838	$10.000
End of Period	$13.397	$11.197	$12.441	$11.264	$9.838
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Invesco V.I. Global Real Estate Fund — Series II
Unit Value:
Beginning of Period	$10.167	$10.887	$9.687	$10.000	NA
End of Period	$12.432	$10.167	$10.887	$9.687	NA
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	NA

APP B-7

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
Invesco V.I. Government Money Market Fund — Series I
Unit Value:
Beginning of Period	$10.095	$9.981	$9.965	$9.995	$10.000
End of Period	$10.245	$10.095	$9.981	$9.965	$9.995
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Ivy VIP Asset Strategy — Class II
Unit Value:
Beginning of Period	$10.571	$11.213	$9.509	$9.789	$10.000
End of Period	$12.835	$10.571	$11.213	$9.509	$9.789
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Ivy VIP Core Equity — Class II
Unit Value:
Beginning of Period	$11.871	$12.469	$10.357	$10.014	$10.000
End of Period	$15.515	$11.871	$12.469	$10.357	$10.014
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Ivy VIP International Core Equity — Class II
Unit Value:
Beginning of Period	$10.103	$12.329	$10.041	$9.963	$10.000
End of Period	$11.955	$10.103	$12.329	$10.041	$9.963
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Ivy VIP Securian Real Estate Securities — Class II
Unit Value:
Beginning of Period	$10.786	$11.457	$10.904	$10.489	$10.000
End of Period	$13.380	$10.786	$11.457	$10.904	$10.489
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Ivy VIP Value — Class II
Unit Value:
Beginning of Period	$11.390	$12.316	$10.981	$9.910	$10.000
End of Period	$14.346	$11.390	$12.316	$10.981	$9.910
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Lord Abbett Bond Debenture Portfolio — Class VC
Unit Value:
Beginning of Period	$11.457	$11.972	$10.995	$9.835	$10.000
End of Period	$12.948	$11.457	$11.972	$10.995	$9.835
Number of Units Outstanding at End of Period (in thousands)	0.883	0.894	0.906	0.917	0.000
Lord Abbett Mid Cap Stock Portfolio — Class VC
Unit Value:
Beginning of Period	$10.376	$12.250	$11.501	$9.911	$10.000
End of Period	$12.688	$10.376	$12.250	$11.501	$9.911
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Lord Abbett Short Duration Income Portfolio — Class VC
Unit Value:
Beginning of Period	$10.548	$10.459	$10.266	$9.951	$10.000
End of Period	$11.048	$10.548	$10.459	$10.266	$9.951
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
MFS® Blended Research Core Equity Portfolio — Service Class
Unit Value:
Beginning of Period	$11.876	$12.947	$10.779	$9.994	$10.000
End of Period	$15.260	$11.876	$12.947	$10.779	$9.994
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
MFS® Blended Research Small Cap Equity Portfolio — Service Class
Unit Value:
Beginning of Period	$12.872	$13.641	$11.929	$9.922	$10.000
End of Period	$16.215	$12.872	$13.641	$11.929	$9.922
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000

APP B-8

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
MFS® Global Real Estate Portfolio — Service Class
Unit Value:
Beginning of Period	$11.951	$12.401	$11.000	$10.244	$10.000
End of Period	$15.094	$11.951	$12.401	$11.000	$10.244
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
MFS® Growth Series — Service Class
Unit Value:
Beginning of Period	$13.762	$13.478	$10.313	$10.123	$10.000
End of Period	$18.904	$13.762	$13.478	$10.313	$10.123
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
MFS® Mid Cap Growth Series — Service Class
Unit Value:
Beginning of Period	$13.271	$13.185	$10.440	$10.009	$10.000
End of Period	$18.296	$13.271	$13.185	$10.440	$10.009
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
MFS® Mid Cap Value Portfolio — Service Class
Unit Value:
Beginning of Period	$11.278	$12.798	$11.319	$9.807	$10.000
End of Period	$14.697	$11.278	$12.798	$11.319	$9.807
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
MFS® Research International Portfolio — Service Class
Unit Value:
Beginning of Period	$10.641	$12.456	$9.768	$9.888	$10.000
End of Period	$13.544	$10.641	$12.456	$9.768	$9.888
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
MFS® Total Return Bond Series — Service Class
Unit Value:
Beginning of Period	$10.535	$10.714	$10.320	$9.957	$10.000
End of Period	$11.539	$10.535	$10.714	$10.320	$9.957
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
MFS® Utilities Series — Service Class
Unit Value:
Beginning of Period	$12.284	$12.222	$10.707	$9.655	$10.000
End of Period	$15.285	$12.284	$12.222	$10.707	$9.655
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Oppenheimer Global Multi-Alternatives Fund/VA — Service Shares (liquidated into Invesco V.I. Government Money Market Fund on 04/29/2019)
Unit Value:
Beginning of Period	$9.781	$10.146	$10.157	$9.844	$10.000
End of Period	NA	$9.781	$10.146	$10.157	$9.844
Number of Units Outstanding at End of Period (in thousands)	NA	0.000	0.000	0.000	0.000
PIMCO All Asset Portfolio — Advisor Class
Unit Value:
Beginning of Period	$11.825	$12.544	$11.097	$9.858	$10.000
End of Period	$13.174	$11.825	$12.544	$11.097	$9.858
Number of Units Outstanding at End of Period (in thousands)	1.729	1.750	1.772	1.795	0.000
PIMCO CommodityRealReturn® Strategy Portfolio — Advisor Class
Unit Value:
Beginning of Period	$9.444	$11.058	$10.884	$9.518	$10.000
End of Period	$10.469	$9.444	$11.058	$10.884	$9.518
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000

APP B-9

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
PIMCO Dynamic Bond Portfolio — Advisor Class
Unit Value:
Beginning of Period	$10.953	$10.885	$10.407	$9.976	$10.000
End of Period	$11.447	$10.953	$10.885	$10.407	$9.976
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
PIMCO Emerging Markets Bond Portfolio — Advisor Class
Unit Value:
Beginning of Period	$11.452	$12.069	$11.029	$9.772	$10.000
End of Period	$13.091	$11.452	$12.069	$11.029	$9.772
Number of Units Outstanding at End of Period (in thousands)	1.695	1.716	1.738	1.760	0.000
PIMCO Global Core Asset Allocation Portfolio — Advisor Class (formerly known as PIMCO Global Multi-Asset Managed Allocation Portfolio — Advisor Class)
Unit Value:
Beginning of Period	$10.982	$11.670	$10.268	$9.911	$10.000
End of Period	$12.807	$10.982	$11.670	$10.268	$9.911
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
Unit Value:
Beginning of Period	$11.032	$10.846	$10.597	$9.992	$10.000
End of Period	$11.758	$11.032	$10.846	$10.597	$9.992
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
PIMCO Real Return Portfolio — Advisor Class
Unit Value:
Beginning of Period	$10.446	$10.741	$10.420	$9.960	$10.000
End of Period	$11.266	$10.446	$10.741	$10.420	$9.960
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
PIMCO Total Return Portfolio — Advisor Class
Unit Value:
Beginning of Period	$10.531	$10.646	$10.203	$9.992	$10.000
End of Period	$11.349	$10.531	$10.646	$10.203	$9.992
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
PIMCO VIT High Yield — Advisor
Unit Value:
Beginning of Period	$9.974	$10.287	NA	NA	NA
End of Period	$11.397	$9.974	$10.287	NA	NA
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	NA	NA
Putnam VT Equity Income Fund — Class IB
Unit Value:
Beginning of Period	$12.069	$13.228	$11.171	$9.859	$10.000
End of Period	$15.691	$12.069	$13.228	$11.171	$9.859
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Putnam VT Global Asset Allocation Fund — Class IB
Unit Value:
Beginning of Period	$11.223	$12.138	$10.556	$9.921	$10.000
End of Period	$13.106	$11.223	$12.138	$10.556	$9.921
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Putnam VT Income Fund — Class IB
Unit Value:
Beginning of Period	$10.653	$10.664	$10.129	$9.961	$10.000
End of Period	$11.885	$10.653	$10.664	$10.129	$9.961
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000

APP B-10

	As of December 31,
Sub-Account	2019	2018	2017	2016	2015
Putnam VT International Value Fund — Class IB
Unit Value:
Beginning of Period	$10.141	$12.347	$9.931	$9.852	$10.000
End of Period	$12.155	$10.141	$12.347	$9.931	$9.852
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Putnam VT Mortgage Securities Fund — Class IB
Unit Value:
Beginning of Period	$10.051	$10.173	$10.007	$10.017	$10.000
End of Period	$11.343	$10.051	$10.173	$10.007	$10.017
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Putnam VT Multi-Asset Absolute Return Fund — Class IB
Unit Value:
Beginning of Period	$9.741	$10.602	$9.940	$9.901	$10.000
End of Period	$10.287	$9.741	$10.602	$9.940	$9.901
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Putnam VT Multi-Cap Core Fund — Class IB
Unit Value:
Beginning of Period	$12.529	$13.606	$11.108	$9.943	$10.000
End of Period	$16.443	$12.529	$13.606	$11.108	$9.943
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Putnam VT Small Cap Value Fund — Class IB
Unit Value:
Beginning of Period	$10.636	$13.323	$12.388	$9.746	$10.000
End of Period	$13.174	$10.636	$13.323	$12.388	$9.746
Number of Units Outstanding at End of Period (in thousands)	1.458	1.388	1.240	0.000	0.000
Templeton Foreign VIP Fund — Class 4
Unit Value:
Beginning of Period	$10.288	$12.217	$10.507	$9.841	$10.000
End of Period	$11.538	$10.288	$12.217	$10.507	$9.841
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000
Templeton Global Bond VIP Fund — Class 4
Unit Value:
Beginning of Period	$10.425	$10.262	$10.115	$9.862	$10.000
End of Period	$10.587	$10.425	$10.262	$10.115	$9.862
Number of Units Outstanding at End of Period (in thousands)	0.000	0.000	0.000	0.000	0.000

APP B-11

Appendix C — Fund Data

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio — Class B	Seeks long-term growth of capital and income.	AllianceBernstein L.P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series II (1)	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Global Fund — Series II (2)	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. International Growth Fund — Series II (3)	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Main Street Small Cap Fund — Series II (4)	Seeks capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund — Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund — Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund — Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund — Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Invesco V.I. Government Money Market Fund — Series I	Seeks to provide current income consistent with preservation of capital and liquidity.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund — Class II	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Income & Growth Fund — Class II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Value Fund — Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds Asset Allocation Fund — Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds Blue Chip Income and Growth Fund — Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds Bond Fund — Class 4	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM

APP C-1

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds Capital Income Builder® — Class 4

Seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.

Capital Research and Management CompanySM
American Funds Global Growth Fund — Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund — Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund — Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds International Fund — Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds Managed Risk Asset Allocation Fund — Class P2 (5)	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	Capital Research and Management CompanySM Sub-advised by Milliman Financial Risk Management LLC
American Funds New World Fund® — Class 4 (5)	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund — Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund — Class III	Seek long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund — Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock S&P 500 Index V.I. Fund — Class II	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index (the "S&P 500").	BlackRock Advisors, LLC
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund — Class III	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC Sub-advised by BlackRock International Limited
BlackRock Total Return V.I. Fund — Class III	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC Sub-advised by BlackRock International Limited and BlackRock (Singapore) Limited
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio — Class F	Seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index ("MSCI EAFE Index").	Calvert Research and Management

APP C-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Calvert VP Investment Grade Bond Index Portfolio — Class F	Seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the "Barclays Index").	Calvert Research and Management Sub-advised by Ameritas Investment Partners, Inc.
Calvert VP NASDAQ 100 Index Portfolio — Class F	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the NASDAQ-100 Index.	Calvert Research and Management Sub-advised by Ameritas Investment Partners, Inc.
Calvert VP Russell 2000® Small Cap Index Portfolio — Class F	Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index.	Calvert Research and Management Sub-advised by Ameritas Investment Partners, Inc.
Calvert VP S&P MidCap 400 Index Portfolio — Class F	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Research and Management Sub-advised by Ameritas Investment Partners, Inc.
DFA Investment Dimensions Group Inc.
DFA VA Global Bond Portfolio — Institutional Class	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP Sub-advised by Dimensional Fund Advisors Ltd. and DFA Australia Limited
DFA VA International Value Portfolio — Institutional Class	Seeks to achieve long-term capital appreciation.	Dimensional Fund Advisors LP Sub-advised by Dimensional Fund Advisors Ltd. and DFA Australia Limited
DFA VA U.S. Large Value Portfolio — Institutional Class	Seeks to achieve long-term capital appreciation.	Dimensional Fund Advisors LP
DFA VA U.S. Targeted Value Portfolio — Institutional Class	Seeks to achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Forethought Variable Insurance Trust
Global Atlantic American Funds® Managed Risk Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Milliman Financial Risk Management LLC and Wilshire Associates Incorporated
Global Atlantic Balanced Managed Risk Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Milliman Financial Risk Management LLC and BlackRock Financial Management, Inc.
Global Atlantic BlackRock Selects Managed Risk Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Milliman Financial Risk Management LLC and BlackRock Investment Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Milliman Financial Risk Management LLC and Franklin Advisers, Inc.
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Goldman Sachs Asset Management, L.P.
Global Atlantic Growth Managed Risk Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Milliman Financial Risk Management LLC and BlackRock Financial Management, Inc.

APP C-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Global Atlantic Moderate Growth Managed Risk Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Milliman Financial Risk Management LLC and BlackRock Financial Management, Inc.
Global Atlantic PIMCO Tactical Allocation Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Pacific Investment Management Company LLC
Global Atlantic Select Advisor Managed Risk Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Milliman Financial Risk Management LLC and Wilshire Associates Incorporated
Global Atlantic Wellington Research Managed Risk Portfolio — Class II (5)	Seeks to provide capital appreciation and income while seeking to manage volatility.	Global Atlantic Investment Advisors, LLC Sub-advised by Milliman Financial Risk Management LLC and Wellington Management Company LLP
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund — Class 2	Seeks high total return.	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund — Class 4	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund — Class 4	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund — Class 4	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund — Class 4	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Templeton Foreign VIP Fund — Class 4	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund — Class 4	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Goldman Sachs Variable Insurance Trust
Goldman Sachs Core Fixed Income Fund — Service Shares	Seeks a total return consisting of capital appreciation and income that exceeds the total return of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index").	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund — Service Shares	Seeks total return while seeking to provide volatility management.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Growth Opportunities Fund — Service Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs High Quality Floating Rate Fund — Advisor Shares	Seeks to provide a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs International Equity Insights Fund — Service Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs Mid Cap Value Fund — Service Shares	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.

APP C-4

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Goldman Sachs Small Cap Equity Insights Fund — Service Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund — Service Shares	Seeks long-term growth of capital and dividend income.	Goldman Sachs Asset Management, L.P.
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy — Class II	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Core Equity — Class II	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP International Core Equity — Class II	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Securian Real Estate Securities — Class II	Seeks to provide total return through capital appreciation and current income.	Ivy Investment Management Company Sub-advised by Securian Asset Management, Inc.
Ivy VIP Value — Class II	Seeks to provide capital appreciation.	Ivy Investment Management Company
Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Portfolio — Class VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Stock Portfolio — Class VC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Short Duration Income Portfolio — Class VC	Seeks a high level of income consistent with the preservation of capital.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS® Growth Series — Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS® Mid Cap Growth Series — Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS® Total Return Bond Series — Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Investment Management
MFS® Utilities Series — Service Class	Seeks total return.	MFS® Investment Management
MFS® Variable Insurance Trust II
MFS® Blended Research® Core Equity Portfolio — Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS® Research International Portfolio — Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS® Variable Insurance Trust III
MFS® Blended Research® Small Cap Equity Portfolio — Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS® Global Real Estate Portfolio — Service Class	Seeks total return.	MFS® Investment Management
MFS® Mid Cap Value Portfolio — Service Class	Seeks capital appreciation.	MFS® Investment Management

APP C-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio — Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Sub-advised by Research Affiliates, LLC
PIMCO CommodityRealReturn® Strategy Portfolio — Advisor Class	Seeks maximum real return, consistent with prudent investment management.	PIMCO
PIMCO Dynamic Bond Portfolio — Advisor Class	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Emerging Markets Bond Portfolio — Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Global Managed Asset Allocation Portfolio — Advisor Class (6)	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	PIMCO
PIMCO High Yield Portfolio — Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Real Return Portfolio — Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO
PIMCO Total Return Portfolio — Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Putnam Variable Trust
Putnam VT Equity Income Fund — Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam VT Global Asset Allocation Fund — Class IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Income Fund — Class IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam VT International Value Fund — Class IB	Seeks capital growth. Current income is a secondary objective.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Mortgage Securities Fund — Class IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam VT Multi-Asset Absolute Return Fund — Class IB	Seeks positive total return.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC

APP C-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Multi-Cap Core Fund — Class IB	Seeks capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited
Putnam VT Small Cap Value Fund — Class IB	Seeks capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Limited

(1)  Name change effective May 25, 2019. Formerly known as Oppenheimer Discovery Mid Cap Growth Fund/VA.

(2)  Name change effective May 25, 2019. Formerly known as the Oppenheimer Global Fund/VA.

(3)  Name change effective May 25, 2019. Formerly known as the Oppenheimer International Growth Fund/VA.

(4)  Name change effective May 25, 2019. Formerly known as Oppenheimer Main Street Small Cap Fund/VA.

(5)  This Fund employs a managed volatility strategy.

(6)  Name change effective October 1, 2019. Formerly PIMCO Global Multi-Asset Managed Allocation Portfolio.

APP C-7

To obtain a Statement of Additional Information, please complete the form below and mail to:

Forethought Life Insurance Company
Annuity Service Center
P.O. Box 758507
Topeka, Kansas 66675-8507

Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code

Contract Name
Issue Date

Part B

STATEMENT OF ADDITIONAL INFORMATION
FORETHOUGHT LIFE INSURANCE COMPANY
10 West Market Street
Suite 2300
Indianapolis, IN 46204
1-866-645-2449

FOREINVESTORS CHOICE VARIABLE ANNUITY — I SHARE

This Statement of Additional Information contains additional information to the Prospectus for the individual deferred flexible premium variable annuity contract ("Contract"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy by writing us at our Annuity Service Center or calling the toll-free number shown above.

Dated: May 1, 2020

Table of Contents

General Information	2
The Company	2
Safekeeping of Assets	2
Independent Registered Public Accounting Firm	2
Experts	2
Non-Participating	2
Misstatement of Age or Sex	2
Principal Underwriter	2
Additional Payments to Broker-dealers	2
Performance Related Information	3
Total Return for all Sub-Accounts	3
Yield for Sub-Accounts	3
Money Market Sub-Accounts	4
Additional Materials	4
Performance Comparisons	4
Financial Statements	F1

General Information

The Company

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana; Houston, Texas; Hartford, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.

Safekeeping of Assets

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

Independent Registered Public Accounting Firm

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, MA 02210.

Experts

The statutory financial statements and supplemental schedules of Forethought Life Insurance Company and the financial statements of Forethought Life Insurance Company Separate Account A as of December 31, 2019 and for the period then ended, included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Non-Participating

The Contract is non-participating and we pay no dividends.

Misstatement of Age or Sex

If an Owner or Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

Principal Underwriter

The Contracts, which are offered continuously, are distributed by Global Atlantic Distributors, LLC. Global Atlantic Distributors, LLC serves as Principal Underwriter for the securities issued with respect to the Separate Account. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. Global Atlantic Distributors, LLC is ultimately controlled by Global Atlantic Financial Group Limited.

Forethought currently pays Global Atlantic Distributors, LLC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Global Atlantic Distributors, LLC in its role as Principal Underwriter has been 2019: $18,292,680; 2018: $20,895,738; and 2017: $23,654,086. Fees paid to the Principal Underwriter and its wholesalers may vary based on the product and share class sold.

Additional Payments to Broker-dealers

As stated in the prospectus, we (or our affiliates) may pay Additional Payments to Financial Intermediaries in the future. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2019 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists: Advisor Group, Inc.; American Portfolios Financial Services, Inc.; Ameritas Life Insurance Corp.; Applied Financial Concepts, Inc.; Arvest Wealth Management; Ausdal Financial Partners, Inc.; AXA Advisors LLC; Bank of Oklahoma; BB&T Investment Services, Inc.; BB&T Securities, LLC; BBVA Compass Investment Solutions, Inc.; Benjamin F. Edwards & Company, Inc.; Berthel, Fisher & Company Financial Services, Inc.;

2

BMO Harris Financial Advisors, Inc.; BOSC, Inc.; Brokers International Financial Services, LLC; Calton & Associates, Inc.; Cambridge Investment Research, Inc.; Cantella & Co., Inc.; Capital Financial Services, Inc.; Cassaday & Company, Inc.; Centaurus Financial, Inc.; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Financial Specialists LLC; Cetera Investment Services LLC; CFD Investments, Inc.; Citizens Securities, Inc.; Client One Securities LLC; Comerica Securities, Inc.; Commerce Bank; Commonwealth Financial Network; Crown Capital Securities, L.P.; CUNA Brokerage Services, Inc.; CUSO Financial Services, L.P.; D.A. Davidson & Co.; ELE Wealth Advisors, Inc.; Fifth Third Securities, Inc.; Financial Resource Advisors; First Allied Holdings, Inc.; First Citizens Investor Services, Inc.; First Financial Equity Corporation; First Horizon Advisors, Inc.; First Merchants Investment Services; First Republic Bank; Foresters Equity Services, Inc.; Fortune Financial and Investment Corp.; FSC Securities Corporation; Garden State Securities, Inc.; GWN Securities Inc.; H. Beck, Inc.; Hancock Whitney Investment Services, Inc.; Harbour Investments, Inc.; H.D. Vest Investment Services; Hightower Securities, LLC; IFS Securities, Inc.; Independent Financial Group, LLC; Infinex Financial Group; Infinity Financial Services; Investacorp, Inc.; J. J. B. Hilliard, W. L. Lyons, LLC; Janney Montgomery Scott LLC; JFC Financial Services; J.W. Cole Financial, Inc.; Kestra Investment Services, LLC; Key Investment Services LLC; KFG Enterprise; KMS Financial Services, Inc.; Kovack Securities, Inc.; Legacy Insurance Group; Leivas Tax Wealth Management; Lincoln Financial Advisors Corporation; Lincoln Investment Planning, Inc.; Lion Street Financial, LLC; LPL Financial LLC; Lucia Securities, LLC; Morgan Stanley Smith Barney, LLC; National Securities Corporation; Newbridge Securities Corporation; Next Financial Group, Inc.; Oppenheimer & Co., Inc.; Packerland Brokerage Services, Inc.; Parkland Securities, LLC; Peak Brokerage Services, LLC; People's Securities, Inc.; Priority Financial Group; Private Client Services, LLC; Prospera Financial Services, Inc.; Purshe Kaplan Sterling Investments; Raymond James Insurance Group, Inc.; RBC Capital Markets, LLC; Regions Investment Services, Inc.; Robert W. Baird & Co. Incorporated; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Sandlapper Securities, LLC; Santander Securities LLC; Securities America, Inc.; Securities Service Network, Inc.; Sigma Financial Corporation; Signator Investments, Inc.; Stephens Inc.; Stifel, Nicolaus & Company, Incorporated; Summit Brokerage Services, Inc.; SunTrust Investment Services, Inc.; Synovus Securities, Inc.; TCM Securities Inc.; The Huntington Investment Company; Thurston Springer Financial; Transamerica Financial Advisors, Inc.; TransAmerica Retirement Insurance Agency, Inc.; Triad Advisors, Inc.; U. S. Bancorp Investments, Inc.; UBS Financial Services Insurance Agency Inc.; Umpqua Investments, Inc.; Union Bank of CA; United Bank; United Planners' Financial Services of America A Limited Partnership; VOYA Financial Advisors, Inc.; Wells Fargo Advisors Financial Network LLC; Wells Fargo Wealth Brokerage Insurance; WesBanco Securities, Inc.; Wilson Bank and Trust; Woodbury Financial Services, Inc.; and World Equity Group, Inc.

Performance Related Information

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

Total Return for All Sub-Accounts

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for Optional Benefit riders.

The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for Optional Benefits or deductions for Annual Maintenance Fees, premium taxes and federal/state taxes (including possible penalties).

Yield for Sub-Accounts

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

3

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is:

YIELD =2[ (a – b +1)6 – 1].

____

cd

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

Money Market Sub-Accounts

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the Account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A – B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.

Additional Materials

We may provide information on various topics to Owners and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Forethought Life Insurance Company

Forethought Life Insurance Company Separate Account A

Financial Statements

December 31, 2019

Separate Account A

Forethought Life Insurance Company
Financial Statements
December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Forethought Life Insurance Company and the Contract Owners of
Forethought Life Insurance Company
Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the Sub-Accounts of Forethought Life Insurance Company Separate Account A indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-Accounts of Forethought Life Insurance Company Separate Account A as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Growth and Income Portfolio (1)	Goldman Sachs VIT U.S. Equity Insights Fund (1)
AB VPS Real Estate Investment Portfolio (3)	Hartford Capital Appreciation HLS Fund (1)
American Century VP Capital Appreciation Fund (1)	Hartford Dividend and Growth HLS Fund (1)
American Century VP Growth Fund (1)	Hartford Growth Opportunities HLS Fund (1)
American Century VP Income and Growth Fund (1)	Hartford High Yield HLS Fund (1)
American Century VP Mid Cap Value Fund (1)	Hartford International Opportunities HLS Fund (1)
American Century VP Value Fund (1)	Hartford Total Return Bond HLS Fund (1)
American Funds Asset Allocation Fund (1)	Hartford Value HLS Fund (1)
American Funds Blue Chip Income and Growth Fund (1)	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (1)
American Funds Bond Fund (1)	Invesco Oppenheimer V.I. Global Fund (1)
American Funds Capital Income Builder® (1)	Invesco Oppenheimer V.I. International Growth Fund (1)
American Funds Global Growth and Income Fund (1)	Invesco Oppenheimer V.I. Main Street Small Cap Fund (1)
American Funds Global Growth Fund (1)	Invesco V.I. Balanced-Risk Allocation Fund (1)
American Funds Growth Fund (1)	Invesco V.I. Comstock Fund (1)
American Funds Growth-Income Fund (1)	Invesco V.I. Core Equity Fund (1)
American Funds International Fund (1)	Invesco V.I. Equity and Income Fund (1)
American Funds Managed Risk Asset Allocation Fund (1)	Invesco V.I. Global Real Estate Fund (1)
American Funds New World Fund (1)	Invesco V.I. Government Money Market Fund (1)
BlackRock Basic Value V.I. Fund (1)	Invesco V.I. International Growth Fund (1)
BlackRock Capital Appreciation V.I. Fund (1)	Invesco V.I. Mid Cap Core Equity Fund (1)
BlackRock Equity Dividend V.I. Fund (1)	Invesco V.I. Small Cap Equity Fund (1)
BlackRock Global Allocation V.I. Fund (1)	Ivy VIP Core Equity (1)
BlackRock High Yield V.I. Fund (1)	Ivy VIP International Core Equity (1)
BlackRock Managed Volatility V.I. Fund (2)	Ivy VIP Securian Real Estate Securities (1)
BlackRock S&P 500 Index V.I. Fund Class II (1)	Ivy VIP Value (1)
BlackRock S&P 500 Index V.I. Fund Class III (2)	Lord Abbett Bond Debenture Portfolio (1)
BlackRock Total Return V.I. Fund (1)	Lord Abbett Fundamental Equity Portfolio (1)
BlackRock U.S. Government Bond V.I. Fund (1)	Lord Abbett Growth Opportunities Portfolio (1)
Calvert VP EAFE International Index Portfolio (1)	Lord Abbett Mid Cap Stock Portfolio (1)

Calvert VP Investment Grade Bond Index Portfolio (1)	Lord Abbett Short Duration Income Portfolio (1)
Calvert VP Nasdaq 100 Index Portfolio (1)	MFS® Blended Research® Core Equity Portfolio (1)
Calvert VP Russell 2000® Small Cap Index Portfolio (1)	MFS® Blended Research® Small Cap Equity Portfolio (1)
Calvert VP S&P MidCap 400 Index Portfolio (1)	MFS® Global Real Estate Portfolio (1)
DFA VA Global Bond Portfolio (1)	MFS® Growth Series (1)
DFA VA International Value Portfolio (1)	MFS® International Intrinsic Value Portfolio (1)
DFA VA US Large Value Portfolio (1)	MFS® Investors Trust Series (1)
DFA VA US Targeted Value Portfolio (1)	MFS® Mid Cap Growth Series (1)
FT VIP Franklin Global Real Estate VIP Fund (1)	MFS® Mid Cap Value Portfolio (1)
FT VIP Franklin Income VIP Fund (1)	MFS® New Discovery Series (1)
FT VIP Franklin Mutual Global Discovery VIP Fund (1)	MFS® Research International Portfolio (1)
FT VIP Franklin Mutual Shares VIP Fund (1)	MFS® Total Return Bond Series (1)
FT VIP Franklin Rising Dividends VIP Fund (1)	MFS® Utilities Series (1)
FT VIP Franklin Small Cap Value VIP Fund (1)	MFS® Value Series (1)
FT VIP Franklin Strategic Income VIP Fund (1)	Oppenheimer Global Multi-Alternatives Fund/VA (4)
FT VIP Templeton Foreign Securities Fund (1)	PIMCO All Asset Portfolio (1)
FT VIP Templeton Global Bond Securities Fund (1)	PIMCO CommodityRealReturn® Strategy Portfolio (1)
FT VIP Templeton Growth Securities Fund (1)	PIMCO Dynamic Bond Portfolio (1)
Global Atlantic American Funds® Managed Risk Portfolio (1)	PIMCO Emerging Markets Bond Portfolio (1)
Global Atlantic Balanced Managed Risk Portfolio (1)	PIMCO Global Core-Asset Allocation Portfolio (1)
Global Atlantic BlackRock Selects Managed Risk Portfolio (1)	PIMCO High Yield Portfolio (1)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (1)	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (1)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio (1)	PIMCO Real Return Portfolio (1)
Global Atlantic Growth Managed Risk Portfolio (1)	PIMCO StocksPLUS® Global Portfolio (1)
Global Atlantic Moderate Growth Managed Risk Portfolio (1)	PIMCO Total Return Portfolio (1)
Global Atlantic PIMCO Tactical Allocation Portfolio (1)	Putnam VT Equity Income Fund (1)
Global Atlantic Select Advisor Managed Risk Portfolio (1)	Putnam VT Global Asset Allocation Fund (1)
Global Atlantic Wellington Research Managed Risk Portfolio (1)	Putnam VT Growth Opportunities Fund (1)
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio (5)	Putnam VT Income Fund (1)
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (5)	Putnam VT International Value Fund (1)
Goldman Sachs VIT Core Fixed Income Fund (1)	Putnam VT Mortgage Securities Fund (1)
Goldman Sachs VIT Global Trends Allocation Fund (1)	Putnam VT Multi-Asset Absolute Return Fund (1)
Goldman Sachs VIT Growth Opportunities Fund (1)	Putnam VT Multi-Cap Core Fund (1)
Goldman Sachs VIT High Quality Floating Rate Fund (1)	Putnam VT Small Cap Value Fund (1)
Goldman Sachs VIT International Equity Insights Fund (1)	Rational Trend Aggregation VA Fund (1)
Goldman Sachs VIT Mid Cap Value Fund (1)	TOPS® Managed Risk Balanced ETF Portfolio (1)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio (1)	TOPS® Managed Risk Growth ETF Portfolio (1)
Goldman Sachs VIT Small Cap Equity Insights Fund (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio (1)

(1)  Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

(2)  Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the year ended December 31, 2019 and for the period April 20, 2018 (commencement of operations) through December 31, 2018

(3)  Statement of operations for the period January 1, 2019 to April 24, 2019 (date of liquidation), and statement of changes in net assets for the period January 1, 2019 to April 24, 2019 (date of liquidation) and for the year ended December 31, 2018

(4)  Statement of operations for the period January 1, 2019 to April 29, 2019 (date of liquidation), and statement of changes in net assets for the period January 1, 2019 to April 29, 2019 (date of liquidation) and for the year ended December 31, 2018

(5)  Statement of operations for the period January 1, 2019 to May 31, 2019 (date of liquidation), and statement of changes in net assets for the period January 1, 2019 to May 31, 2019 (date of liquidation) and for the year ended December 31, 2018

Basis for Opinions

These financial statements are the responsibility of the Forethought Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the Sub-Accounts of Forethought Life Insurance Company Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the Sub-Accounts of Forethought Life Insurance Company Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the mutual fund managers and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Boston, Massachusetts
March 26, 2020

We have served as the auditor of one or more of the Sub-Accounts of Forethought Life Insurance Company Separate Account A since 2010.

PricewaterhouseCoopers LLP, 101 Seaport
Boulevard, Suite 500, Boston, MA 02210
T: 617-530-5000, F: 617-530-5001, www.pwc.com/us

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets
December 31, 2019

	AB VPS Growth and Income Portfolio	AB VPS Real Estate Investment Portfolio (b)	American Century VP Capital Appreciation Fund	American Century VP Growth Fund	American Century VP Income and Growth Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$57,115	$—	$54,372	$3,437,231	$125,492
Investment income receivable	—	—	—	—	—
Net assets	57,115	—	54,372	3,437,231	125,492
Net assets by category:
Accumulation reserves	57,115	—	54,372	3,437,231	125,492
Net assets	57,115	—	54,372	3,437,231	125,492
Units outstanding, December 31, 2019	3,877	—	3,448	153,639	8,364
Investments in shares of the Underlying Funds, at cost	$59,951	$—	$48,798	$2,756,702	$119,197
Underlying Fund shares held	1,919	—	3,446	201,952	12,512

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	American Century VP Mid Cap Value Fund	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,258,234	$2,416,473	$2,032,101	$4,315,422	$680,768
Investment income receivable	—	—	—	—	—
Net assets	2,258,234	2,416,473	2,032,101	4,315,422	680,768
Net assets by category:
Accumulation reserves	2,258,234	2,416,473	2,032,101	4,315,422	680,768
Net assets	2,258,234	2,416,473	2,032,101	4,315,422	680,768
Units outstanding, December 31, 2019	131,532	154,267	147,033	296,727	62,143
Investments in shares of the Underlying Funds, at cost	$2,139,194	$2,054,463	$1,901,539	$4,326,655	$673,644
Underlying Fund shares held	109,093	205,832	85,851	324,224	61,888

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	American Funds Capital Income Builder®	American Funds Global Growth and Income Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,351,606	$1,935,564	$2,595,288	$16,057,838	$10,451,105
Investment income receivable	—	—	—	—	—
Net assets	1,351,606	1,935,564	2,595,288	16,057,838	10,451,105
Net assets by category:
Accumulation reserves	1,351,606	1,935,564	2,595,288	16,057,838	10,451,105
Net assets	1,351,606	1,935,564	2,595,288	16,057,838	10,451,105
Units outstanding, December 31, 2019	111,153	124,120	166,126	800,307	605,331
Investments in shares of the Underlying Funds, at cost	$1,272,039	$1,720,438	$2,302,256	$14,641,139	$9,893,116
Underlying Fund shares held	126,200	123,836	80,976	202,214	211,048

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,709,584	$733,564,291	$1,766,556	$44,626	$1,928,286
Investment income receivable	—	—	—	—	—
Net assets	2,709,584	733,564,291	1,766,556	44,626	1,928,286
Net assets by category:
Accumulation reserves	2,709,584	733,564,291	1,766,556	44,626	1,928,286
Net assets	2,709,584	733,564,291	1,766,556	44,626	1,928,286
Units outstanding, December 31, 2019	192,441	52,831,615	128,456	3,319	93,118
Investments in shares of the Underlying Funds, at cost	$2,576,493	$662,011,356	$1,576,523	$47,635	$2,140,016
Underlying Fund shares held	131,917	54,499,576	69,358	3,276	247,216

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	BlackRock Equity Dividend V.I. Fund	BlackRock Global AllocationV.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,849,696	$4,374,824	$1,121,017	$19,811,671	$5,335,413
Investment income receivable	—	—	4,541	—	—
Net assets	2,849,696	4,374,824	1,125,558	19,811,671	5,335,413
Net assets by category:
Accumulation reserves	2,849,696	4,374,824	1,125,558	19,811,671	5,335,413
Net assets	2,849,696	4,374,824	1,125,558	19,811,671	5,335,413
Units outstanding, December 31, 2019	163,381	341,344	87,897	1,967,580	330,477
Investments in shares of the Underlying Funds, at cost	$2,642,959	$4,362,827	$1,109,201	$20,522,933	$5,104,424
Underlying Fund shares held	239,873	302,129	151,080	1,494,093	216,009

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	BlackRock S&P 500 Index V.I. Fund Class III	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,942,572	$1,325,361	$496,312	$875,998	$321,387
Investment income receivable	—	2,648	709	—	—
Net assets	2,942,572	1,328,009	497,021	875,998	321,387
Net assets by category:
Accumulation reserves	2,942,572	1,328,009	497,021	875,998	321,387
Net assets	2,942,572	1,328,009	497,021	875,998	321,387
Units outstanding, December 31, 2019	239,953	120,967	47,543	69,589	29,823
Investments in shares of the Underlying Funds, at cost	$2,752,246	$1,305,003	$489,678	$844,284	$323,834
Underlying Fund shares held	119,132	109,806	48,092	9,729	5,847

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Calvert VP Nasdaq 100 Index Portfolio	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,458,776	$1,965,955	$1,618,281	$382,888	$343,982
Investment income receivable	—	—	—	—	—
Net assets	2,458,776	1,965,955	1,618,281	382,888	343,982
Net assets by category:
Accumulation reserves	2,458,776	1,965,955	1,618,281	382,888	343,982
Net assets	2,458,776	1,965,955	1,618,281	382,888	343,982
Units outstanding, December 31, 2019	132,534	135,335	112,791	37,191	31,755
Investments in shares of the Underlying Funds, at cost	$1,583,526	$2,013,282	$1,635,357	$389,584	$358,173
Underlying Fund shares held	28,917	24,370	14,404	36,535	28,057

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	DFA VA US Large Value Portfolio	DFA VA US Targeted Value Portfolio	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$552,787	$294,824	$68,866	$5,164,264	$52,233
Investment income receivable	—	—	—	—	—
Net assets	552,787	294,824	68,866	5,164,264	52,233
Net assets by category:
Accumulation reserves	552,787	294,824	68,866	5,164,264	52,233
Net assets	552,787	294,824	68,866	5,164,264	52,233
Units outstanding, December 31, 2019	45,408	26,965	5,512	421,996	4,102
Investments in shares of the Underlying Funds, at cost	$527,360	$314,225	$64,147	$5,064,435	$55,789
Underlying Fund shares held	20,138	16,397	3,935	316,438	2,752

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Securities Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$2,123,888	$2,601,722	$1,586,033	$1,494,347	$956,499
Investment income receivable	—	—	—	—	—
Net assets	2,123,888	2,601,722	1,586,033	1,494,347	956,499
Net assets by category:
Accumulation reserves	2,123,888	2,601,722	1,586,033	1,494,347	956,499
Net assets	2,123,888	2,601,722	1,586,033	1,494,347	956,499
Units outstanding, December 31, 2019	138,789	147,325	104,512	138,604	87,659
Investments in shares of the Underlying Funds, at cost	$2,248,126	$2,506,580	$1,827,967	$1,528,484	$968,982
Underlying Fund shares held	111,842	96,075	102,259	137,982	67,359

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	FT VIP Templeton Global Bond Securities Fund	FT VIP Templeton Growth Securities Fund	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio (a)
Assets:
Investments in shares of the Underlying Funds, at fair value	$4,221,913	$930,458	$230,883,738	$83,406,035	$243,797,003
Investment income receivable	—	—	—	—	—
Net assets	4,221,913	930,458	230,883,738	83,406,035	243,797,003
Net assets by category:
Accumulation reserves	4,221,913	930,458	230,883,738	83,406,035	243,797,003
Net assets	4,221,913	930,458	230,883,738	83,406,035	243,797,003
Units outstanding, December 31, 2019	420,299	72,816	17,796,931	6,848,169	22,056,429
Investments in shares of the Underlying Funds, at cost	$4,512,338	$1,098,911	$209,658,933	$73,064,119	$232,758,678
Underlying Fund shares held	258,537	84,052	19,176,390	6,667,149	23,240,896

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019
	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$292,260,386	$32,584,669	$431,471,240	$143,219,361	$26,889,801
Investment income receivable	—	—	—	—	—
Net assets	292,260,386	32,584,669	431,471,240	143,219,361	26,889,801
Net assets by category:
Accumulation reserves	292,260,386	32,584,669	431,471,240	143,219,361	26,889,801
Net assets	292,260,386	32,584,669	431,471,240	143,219,361	26,889,801
Units outstanding, December 31, 2019	22,139,100	2,882,418	35,382,486	11,575,974	2,202,408
Investments in shares of the Underlying Funds, at cost	$232,724,786	$29,518,724	$365,146,099	$120,765,397	$23,195,003
Underlying Fund shares held	21,729,397	3,008,741	35,022,016	11,393,744	2,316,090

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio	Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio (b)	Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (b)	Goldman Sachs VIT Core Fixed Income Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$114,363,467	$448,463,815	$—	$—	$2,014,091
Investment income receivable	—	—	—	—	—
Net assets	114,363,467	448,463,815	—	—	2,014,091
Net assets by category:
Accumulation reserves	114,363,467	448,463,815	—	—	2,014,091
Net assets	114,363,467	448,463,815	—	—	2,014,091
Units outstanding, December 31, 2019	8,656,989	33,205,730	—	—	184,925
Investments in shares of the Underlying Funds, at cost	$95,940,384	$374,553,877	$—	$—	$2,006,909
Underlying Fund shares held	8,644,253	32,033,130	—	—	185,631

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Goldman Sachs VIT Global Trends Allocation Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Value Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$677,880	$57,312	$128,374	$149,797	$180,217
Investment income receivable	—	—	—	—	—
Net assets	677,880	57,312	128,374	149,797	180,217
Net assets by category:
Accumulation reserves	677,880	57,312	128,374	149,797	180,217
Net assets	677,880	57,312	128,374	149,797	180,217
Units outstanding, December 31, 2019	56,442	3,615	12,657	12,780	13,201
Investments in shares of the Underlying Funds, at cost	$660,327	$83,417	$128,995	$155,523	$175,448
Underlying Fund shares held	55,112	5,210	12,391	18,201	11,009

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$97,828	$388,823	$2,685,594	$2,289,769	$2,015,375
Investment income receivable	—	—	—	—	—
Net assets	97,828	388,823	2,685,594	2,289,769	2,015,375
Net assets by category:
Accumulation reserves	97,828	388,823	2,685,594	2,289,769	2,015,375
Net assets	97,828	388,823	2,685,594	2,289,769	2,015,375
Units outstanding, December 31, 2019	10,363	26,598	175,631	130,096	102,535
Investments in shares of the Underlying Funds, at cost	$107,199	$402,273	$2,612,636	$2,399,417	$2,131,634
Underlying Fund shares held	10,882	31,081	148,869	50,614	91,775

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Value HLS Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$396,849	$703,621	$980,218	$3,319,103	$353,738
Investment income receivable	—	—	—	—	—
Net assets	396,849	703,621	980,218	3,319,103	353,738
Net assets by category:
Accumulation reserves	396,849	703,621	980,218	3,319,103	353,738
Net assets	396,849	703,621	980,218	3,319,103	353,738
Units outstanding, December 31, 2019	19,527	57,239	76,678	290,834	20,053
Investments in shares of the Underlying Funds, at cost	$449,552	$719,660	$885,370	$3,296,142	$369,895
Underlying Fund shares held	11,939	89,179	58,346	291,661	24,668

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	Invesco Oppenheimer V.I. Global Fund (a)	Invesco Oppenheimer V.I. International Growth Fund (a)	Invesco Oppenheimer V.I. Main Street Small Cap Fund (a)	Invesco V.I. Balanced-Risk Allocation Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$402,334	$114,613	$211,830	$208,327	$2,785,907
Investment income receivable	—	—	—	—	—
Net assets	402,334	114,613	211,830	208,327	2,785,907
Net assets by category:
Accumulation reserves	402,334	114,613	211,830	208,327	2,785,907
Net assets	402,334	114,613	211,830	208,327	2,785,907
Units outstanding, December 31, 2019	24,080	7,781	17,375	14,467	224,310
Investments in shares of the Underlying Funds, at cost	$363,831	$113,639	$203,713	$209,189	$2,873,616
Underlying Fund shares held	5,178	2,732	82,746	9,101	259,637

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$79,333	$526,895	$620,023	$355,373	$5,069,520
Investment income receivable	—	—	—	—	—
Net assets	79,333	526,895	620,023	355,373	5,069,520
Net assets by category:
Accumulation reserves	79,333	526,895	620,023	355,373	5,069,520
Net assets	79,333	526,895	620,023	355,373	5,069,520
Units outstanding, December 31, 2019	5,662	33,681	47,646	29,087	511,309
Investments in shares of the Underlying Funds, at cost	$87,518	$539,129	$612,898	$330,927	$5,069,520
Underlying Fund shares held	4,642	15,136	35,593	19,987	5,069,520

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Ivy VIP Core Equity	Ivy VIP International Core Equity
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,367,156	$890,919	$910,099	$8,195	$1,526,137
Investment income receivable	—	—	—	—	—
Net assets	1,367,156	890,919	910,099	8,195	1,526,137
Net assets by category:
Accumulation reserves	1,367,156	890,919	910,099	8,195	1,526,137
Net assets	1,367,156	890,919	910,099	8,195	1,526,137
Units outstanding, December 31, 2019	99,727	63,774	64,948	544	131,392
Investments in shares of the Underlying Funds, at cost	$1,203,876	$990,442	$1,068,890	$7,911	$1,506,617
Underlying Fund shares held	35,529	74,993	54,825	649	97,500

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Ivy VIP Securian Real Estate Securities	Ivy VIP Value	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$36,039	$5,706	$3,677,427	$1,554,575	$1,188,645
Investment income receivable	—	—	—	—	—
Net assets	36,039	5,706	3,677,427	1,554,575	1,188,645
Net assets by category:
Accumulation reserves	36,039	5,706	3,677,427	1,554,575	1,188,645
Net assets	36,039	5,706	3,677,427	1,554,575	1,188,645
Units outstanding, December 31, 2019	2,772	409	288,365	88,085	65,077
Investments in shares of the Underlying Funds, at cost	$33,923	$5,469	$3,711,341	$1,713,396	$1,186,237
Underlying Fund shares held	4,478	849	304,423	93,989	91,294

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$76,199	$1,261,628	$37,516	$292,514	$137,355
Investment income receivable	—	—	—	—	—
Net assets	76,199	1,261,628	37,516	292,514	137,355
Net assets by category:
Accumulation reserves	76,199	1,261,628	37,516	292,514	137,355
Net assets	76,199	1,261,628	37,516	292,514	137,355
Units outstanding, December 31, 2019	6,187	117,612	2,531	18,610	9,367
Investments in shares of the Underlying Funds, at cost	$78,340	$1,276,144	$34,173	$314,733	$123,147
Underlying Fund shares held	3,210	88,411	714	26,024	7,401

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	MFS® Growth Series	MFS® International Intrinsic Value Portfolio (a)	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$5,248,271	$1,427,488	$608,475	$221,442	$1,328,238
Investment income receivable	—	—	—	—	—
Net assets	5,248,271	1,427,488	608,475	221,442	1,328,238
Net assets by category:
Accumulation reserves	5,248,271	1,427,488	608,475	221,442	1,328,238
Net assets	5,248,271	1,427,488	608,475	221,442	1,328,238
Units outstanding, December 31, 2019	225,533	88,071	29,966	12,414	93,127
Investments in shares of the Underlying Funds, at cost	$3,937,816	$1,154,474	$516,026	$212,402	$1,270,928
Underlying Fund shares held	92,367	48,439	18,568	24,149	153,554

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series
Assets:
Investments in shares of the Underlying Funds, at fair value	$1,730,504	$23,974	$102,649	$156,479	$2,314,136
Investment income receivable	—	—	—	—	—
Net assets	1,730,504	23,974	102,649	156,479	2,314,136
Net assets by category:
Accumulation reserves	1,730,504	23,974	102,649	156,479	2,314,136
Net assets	1,730,504	23,974	102,649	156,479	2,314,136
Units outstanding, December 31, 2019	92,273	1,822	9,168	10,549	125,480
Investments in shares of the Underlying Funds, at cost	$1,693,843	$20,474	$100,389	$126,368	$2,100,708
Underlying Fund shares held	96,032	1,432	7,753	4,528	112,775

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Oppenheimer Global Multi-Alternatives Fund/VA (b)	PIMCO All Asset Portfolio	PIMCO Commodity Real Return® Strategy Portfolio	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$—	$241,281	$142,145	$90,057	$203,185
Investment income receivable	—	—	—	—	—
Net assets	—	241,281	142,145	90,057	203,185
Net assets by category:
Accumulation reserves	—	241,281	142,145	90,057	203,185
Net assets	—	241,281	142,145	90,057	203,185
Units outstanding, December 31, 2019	—	20,665	13,979	8,101	15,933
Investments in shares of the Underlying Funds, at cost	$—	$235,556	$151,076	$91,085	$200,492
Underlying Fund shares held	—	22,095	21,902	8,668	15,404

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	PIMCO Global Core Asset Allocation Portfolio (a)	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$28,116	$74,011	$451,653	$48,091	$896,926
Investment income receivable	—	—	—	—	—
Net assets	28,116	74,011	451,653	48,091	896,926
Net assets by category:
Accumulation reserves	28,116	74,011	451,653	48,091	896,926
Net assets	28,116	74,011	451,653	48,091	896,926
Units outstanding, December 31, 2019	2,274	6,626	39,545	4,475	59,370
Investments in shares of the Underlying Funds, at cost	$27,718	$73,353	$442,865	$47,039	$985,049
Underlying Fund shares held	2,233	9,310	39,899	3,805	101,692

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	PIMCO Total Return Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$3,461,767	$2,219,149	$16,326	$1,163,810	$1,887,225
Investment income receivable	—	—	—	—	—
Net assets	3,461,767	2,219,149	16,326	1,163,810	1,887,225
Net assets by category:
Accumulation reserves	3,461,767	2,219,149	16,326	1,163,810	1,887,225
Net assets	3,461,767	2,219,149	16,326	1,163,810	1,887,225
Units outstanding, December 31, 2019	310,593	120,770	1,282	64,666	161,359
Investments in shares of the Underlying Funds, at cost	$3,430,743	$1,822,221	$16,525	$909,162	$1,830,768
Underlying Fund shares held	314,135	82,558	951	103,175	164,107

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (continued)
December 31, 2019

	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund
Assets:
Investments in shares of the Underlying Funds, at fair value	$51,163	$28,904	$18,801	$11,527	$322,253
Investment income receivable	—	—	—	—	—
Net assets	51,163	28,904	18,801	11,527	322,253
Net assets by category:
Accumulation reserves	51,163	28,904	18,801	11,527	322,253
Net assets	51,163	28,904	18,801	11,527	322,253
Units outstanding, December 31, 2019	4,345	2,627	1,881	722	25,012
Investments in shares of the Underlying Funds, at cost	$52,457	$26,942	$18,730	$11,571	$417,998
Underlying Fund shares held	4,958	2,845	1,875	589	32,984

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Net Assets — (concluded)
December 31, 2019

	Rational Trend Aggregation VA Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Assets:
Investments in shares of the Underlying Funds, at fair value	$465,318	$31,426,945	$104,996,236	$69,454,910
Investment income receivable	—	—	—	—
Net assets	465,318	31,426,945	104,996,236	69,454,910
Net assets by category:
Accumulation reserves	465,318	31,426,945	104,996,236	69,454,910
Net assets	465,318	31,426,945	104,996,236	69,454,910
Units outstanding, December 31, 2019	36,846	2,552,656	8,379,017	5,447,902
Investments in shares of the Underlying Funds, at cost	$505,649	$30,812,838	$104,209,911	$67,734,539
Underlying Fund shares held	41,546	2,702,231	9,234,497	5,836,547

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2019

	AB VPS Growth and Income Portfolio	AB VPS Real Estate Investment Portfolio (b)	American Century VP Capital Appreciation Fund	American Century VP Growth Fund	American Century VP Income and Growth Fund
Investment income:
Dividends	$555	$2,310	$—	$6,800	$2,133
Expenses:
Mortality and expense risk fees	429	215	253	18,953	932
Other expense fees	107	52	102	6,230	233
Total expenses	536	267	355	25,183	1,165
Net investment income (loss)	19	2,043	(355)	(18,383)	968
Realized and unrealized gain (loss) on investments:
Capital gain distributions	5,839	6,468	8,390	358,565	9,748
Net realized gain (loss) from sales of investments	(172)	(7,056)	100	85,815	(16)
Net realized gain (loss)	5,667	(588)	8,490	444,380	9,732
Change in unrealized gain (loss)	4,991	10,003	6,118	486,880	12,531
Net realized and unrealized gain (loss)	10,658	9,415	14,608	931,260	22,263
Net increase (decrease) in net assets from operations	$10,677	$11,458	$14,253	$912,877	$23,231

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	American Century VP Mid Cap Value Fund	American Century VP Value Fund	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund
Investment income:
Dividends	$41,819	$41,966	$32,721	$73,923	$15,425
Expenses:
Mortality and expense risk fees	13,627	14,631	13,181	27,099	5,032
Other expense fees	4,314	4,298	3,771	6,879	1,127
Total expenses	17,941	18,929	16,952	33,978	6,159
Net investment income (loss)	23,878	23,037	15,769	39,945	9,266
Realized and unrealized gain (loss) on investments:
Capital gain distributions	233,559	118,986	95,158	278,231	—
Net realized gain (loss) from sales of investments	(15,323)	31,357	774	(12,013)	(56)
Net realized gain (loss)	218,236	150,343	95,932	266,218	(56)
Change in unrealized gain (loss)	279,653	316,304	225,561	304,195	31,182
Net realized and unrealized gain (loss)	497,889	466,647	321,493	570,413	31,126
Net increase (decrease) in net assets from operations	$521,767	$489,684	$337,262	$610,358	$40,392

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	American Funds Capital Income Builder®	American Funds Global Growth and Income Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund
Investment income:
Dividends	$39,267	$30,919	$22,026	$82,058	$143,686
Expenses:
Mortality and expense risk fees	11,842	10,073	14,599	90,616	59,053
Other expense fees	3,055	3,441	4,319	28,408	18,102
Total expenses	14,897	13,514	18,918	119,024	77,155
Net investment income (loss)	24,370	17,405	3,108	(36,966)	66,531
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	88,664	120,076	1,503,381	917,497
Net realized gain (loss) from sales of investments	3,195	32,051	2,842	130,876	51,617
Net realized gain (loss)	3,195	120,715	122,918	1,634,257	969,114
Change in unrealized gain (loss)	196,378	317,413	467,745	2,092,290	989,136
Net realized and unrealized gain (loss)	199,573	438,128	590,663	3,726,547	1,958,250
Net increase (decrease) in net assets from operations	$223,943	$455,533	$593,771	$3,689,581	$2,024,781

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	American Funds International Fund	American Funds Managed Risk Asset Allocation Fund	American Funds New World Fund	BlackRock Basic Value V.I. Fund	BlackRock Capital Appreciation V.I. Fund
Investment income:
Dividends	$33,162	$16,795,606	$12,044	$909	$—
Expenses:
Mortality and expense risk fees	18,664	4,465,179	9,663	343	12,907
Other expense fees	5,615	2,156,123	2,954	82	4,193
Total expenses	24,279	6,621,302	12,617	425	17,100
Net investment income (loss)	8,883	10,174,304	(573)	484	(17,100)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	76,243	30,824,119	51,305	3,621	329,410
Net realized gain (loss) from sales of investments	(42,148)	5,574,636	48,983	(24)	(10,361)
Net realized gain (loss)	34,095	36,398,755	100,288	3,597	319,049
Change in unrealized gain (loss)	489,529	65,156,378	278,589	4,022	238,250
Net realized and unrealized gain (loss)	523,624	101,555,133	378,877	7,619	557,299
Net increase (decrease) in net assets from operations	$532,507	$111,729,437	$378,304	$8,103	$540,199

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	BlackRock Equity Dividend V.I. Fund	BlackRock Global AllocationV.I. Fund	BlackRock High Yield V.I. Fund	BlackRock Managed Volatility V.I. Fund	BlackRock S&P 500 Index V.I. Fund Class II
Investment income:
Dividends	$45,146	$53,489	$60,972	$621,311	$98,087
Expenses:
Mortality and expense risk fees	13,990	23,919	7,436	120,759	29,712
Other expense fees	4,989	8,360	3,558	39,693	7,600
Total expenses	18,979	32,279	10,994	160,452	37,312
Net investment income (loss)	26,167	21,210	49,978	460,859	60,775
Realized and unrealized gain (loss) on investments:
Capital gain distributions	181,694	166,337	—	1,670	270,648
Net realized gain (loss) from sales of investments	14,680	(20,776)	(7,288)	(65,281)	21,180
Net realized gain (loss)	196,374	145,561	(7,288)	(63,611)	291,828
Change in unrealized gain (loss)	369,356	490,623	114,931	(212,909)	567,938
Net realized and unrealized gain (loss)	565,730	636,184	107,643	(276,520)	859,766
Net increase (decrease) in net assets from operations	$591,897	$657,394	$157,621	$184,339	$920,541

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	BlackRock S&P 500 Index V.I. Fund Class III	BlackRock Total Return V.I. Fund	BlackRock U.S. Government Bond V.I. Fund	Calvert VP EAFE International Index Portfolio	Calvert VP Investment Grade Bond Index Portfolio
Investment income:
Dividends	$52,647	$34,240	$7,242	$21,289	$10,134
Expenses:
Mortality and expense risk fees	15,530	10,270	2,677	4,516	2,441
Other expense fees	4,878	2,618	1,111	1,351	937
Total expenses	20,408	12,888	3,788	5,867	3,378
Net investment income (loss)	32,239	21,352	3,454	15,422	6,756
Realized and unrealized gain (loss) on investments:
Capital gain distributions	156,296	4,588	—	—	—
Net realized gain (loss) from sales of investments	19,945	486	521	(9,670)	(346)
Net realized gain (loss)	176,241	5,074	521	(9,670)	(346)
Change in unrealized gain (loss)	408,468	74,365	12,411	111,967	14,380
Net realized and unrealized gain (loss)	584,709	79,439	12,932	102,297	14,034
Net increase (decrease) in net assets from operations	$616,948	$100,791	$16,386	$117,719	$20,790

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Calvert VP Nasdaq 100 Index Portfolio	Calvert VP Russell 2000® Small Cap Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio	DFA VA Global Bond Portfolio	DFA VA International Value Portfolio
Investment income:
Dividends	$11,432	$17,033	$17,362	$9,668	$11,594
Expenses:
Mortality and expense risk fees	17,164	10,230	8,515	2,790	2,532
Other expense fees	6,433	3,041	2,665	1,912	1,734
Total expenses	23,597	13,271	11,180	4,702	4,266
Net investment income (loss)	(12,165)	3,762	6,182	4,966	7,328
Realized and unrealized gain (loss) on investments:
Capital gain distributions	55,229	140,686	104,079	—	—
Net realized gain (loss) from sales of investments	16,569	(1,945)	(16,904)	(149)	(1,359)
Net realized gain (loss)	71,798	138,741	87,175	(149)	(1,359)
Change in unrealized gain (loss)	596,958	146,017	173,792	3,956	35,177
Net realized and unrealized gain (loss)	668,756	284,758	260,967	3,807	33,818
Net increase (decrease) in net assets from operations	$656,591	$288,520	$267,149	$8,773	$41,146

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	DFA VA US Large Value Portfolio	DFA VA US Targeted Value Portfolio	FT VIP Franklin Global Real Estate VIP Fund	FT VIP Franklin Income VIP Fund	FT VIP Franklin Mutual Global Discovery VIP Fund
Investment income:
Dividends	$11,072	$4,078	$1,888	$249,794	$703
Expenses:
Mortality and expense risk fees	4,193	2,197	571	24,469	384
Other expense fees	2,860	1,504	211	8,200	96
Total expenses	7,053	3,701	782	32,669	480
Net investment income (loss)	4,019	377	1,106	217,125	223
Realized and unrealized gain (loss) on investments:
Capital gain distributions	5,619	7,166	1,476	76,907	4,874
Net realized gain (loss) from sales of investments	1,421	(770)	626	568	(52)
Net realized gain (loss)	7,040	6,396	2,102	77,475	4,822
Change in unrealized gain (loss)	99,867	44,282	9,973	231,170	4,740
Net realized and unrealized gain (loss)	106,907	50,678	12,075	308,645	9,562
Net increase (decrease) in net assets from operations	$110,926	$51,055	$13,181	$525,770	$9,785

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Rising Dividends VIP Fund	FT VIP Franklin Small Cap Value VIP Fund	FT VIP Franklin Strategic Income VIP Fund	FT VIP Templeton Foreign Securities Fund
Investment income:
Dividends	$35,923	$30,637	$14,502	$75,085	$14,000
Expenses:
Mortality and expense risk fees	15,884	16,553	10,302	12,416	6,448
Other expense fees	4,566	4,891	3,032	2,854	1,900
Total expenses	20,450	21,444	13,334	15,270	8,348
Net investment income (loss)	15,473	9,193	1,168	59,815	5,652
Realized and unrealized gain (loss) on investments:
Capital gain distributions	201,875	396,288	257,265	—	9,353
Net realized gain (loss) from sales of investments	(35,828)	(12,892)	(85,537)	(18,673)	(19,317)
Net realized gain (loss)	166,047	383,396	171,728	(18,673)	(9,964)
Change in unrealized gain (loss)	232,019	200,220	165,105	38,879	112,914
Net realized and unrealized gain (loss)	398,066	583,616	336,833	20,206	102,950
Net increase (decrease) in net assets from operations	$413,539	$592,809	$338,001	$80,021	$108,602

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	FT VIP Templeton Global Bond Securities Fund	FT VIP Templeton Growth Securities Fund	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic Blackrock Selects Managed Risk Portfolio (a)
Investment income:
Dividends	$270,814	$25,669	$3,919,343	$1,304,634	$1,190,658
Expenses:
Mortality and expense risk fees	31,150	5,529	1,326,684	517,098	1,475,767
Other expense fees	8,244	1,892	449,579	168,344	488,785
Total expenses	39,394	7,421	1,776,263	685,442	1,964,552
Net investment income (loss)	231,420	18,248	2,143,080	619,192	(773,894)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	184,708	8,667,778	1,070,040	—
Net realized gain (loss) from sales of investments	(20,007)	(43,394)	1,812,798	1,292,398	(667,235)
Net realized gain (loss)	(20,007)	141,314	10,480,576	2,362,438	(667,235)
Change in unrealized gain (loss)	(188,554)	(30,395)	20,264,270	7,540,495	34,089,471
Net realized and unrealized gain (loss)	(208,561)	110,919	30,744,846	9,902,933	33,422,236
Net increase (decrease) in net assets from operations	$22,859	$129,167	$32,887,926	$10,522,125	$32,648,342

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Global Atlantic Growth Managed Risk Portfolio	Global Atlantic Moderate Growth Managed Risk Portfolio	Global Atlantic PIMCO Tactical Allocation Portfolio
Investment income:
Dividends	$3,469,959	$299,238	$5,900,880	$2,016,802	$266,882
Expenses:
Mortality and expense risk fees	1,757,644	171,324	2,745,547	817,853	138,784
Other expense fees	704,215	80,262	1,073,363	282,059	77,777
Total expenses	2,461,859	251,586	3,818,910	1,099,912	216,561
Net investment income (loss)	1,008,100	47,652	2,081,970	916,890	50,321
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	—	—
Net realized gain (loss) from sales of investments	5,919,201	218,380	6,999,347	1,848,699	281,732
Net realized gain (loss)	5,919,201	218,380	6,999,347	1,848,699	281,732
Change in unrealized gain (loss)	42,554,660	3,721,365	55,217,769	16,918,028	3,808,119
Net realized and unrealized gain (loss)	48,473,861	3,939,745	62,217,116	18,766,727	4,089,851
Net increase (decrease) in net assets from operations	$49,481,961	$3,987,397	$64,299,086	$19,683,617	$4,140,172

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio	Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio (b)	Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (b)	Goldman Sachs VIT Core Fixed Income Fund
Investment income:
Dividends	$1,268,615	$4,079,052	$99	$84	$50,309
Expenses:
Mortality and expense risk fees	675,900	2,689,538	23	26	15,937
Other expense fees	280,456	874,486	10	12	6,947
Total expenses	956,356	3,564,024	33	38	22,884
Net investment income (loss)	312,259	515,028	66	46	27,425
Realized and unrealized gain (loss) on investments:
Capital gain distributions	3,482,375	18,668,678	576	1,098	—
Net realized gain (loss) from sales of investments	2,020,966	8,089,492	(369)	(15,011)	(4,130)
Net realized gain (loss)	5,503,341	26,758,170	207	(13,913)	(4,130)
Change in unrealized gain (loss)	13,595,276	46,079,764	559	15,377	123,648
Net realized and unrealized gain (loss)	19,098,617	72,837,934	766	1,464	119,518
Net increase (decrease) in net assets from operations	$19,410,876	$73,352,962	$832	$1,510	$146,943

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Goldman Sachs VIT Global Trends Allocation Fund	Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT High Quality Floating Rate Fund	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Value Fund
Investment income:
Dividends	$9,650	$—	$3,999	$3,137	$943
Expenses:
Mortality and expense risk fees	3,599	538	1,998	591	1,329
Other expense fees	1,132	129	467	263	331
Total expenses	4,731	667	2,465	854	1,660
Net investment income (loss)	4,919	(667)	1,534	2,283	(717)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	28,221	10,945	—	5	6,292
Net realized gain (loss) from sales of investments	1,848	(10,661)	(460)	(290)	(105)
Net realized gain (loss)	30,069	284	(460)	(285)	6,187
Change in unrealized gain (loss)	17,747	19,758	1,014	18,940	36,282
Net realized and unrealized gain (loss)	47,816	20,042	554	18,655	42,469
Net increase (decrease) in net assets from operations	$52,735	$19,375	$2,088	$20,938	$41,752

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund	Goldman Sachs VIT U.S. Equity Insights Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund
Investment income:
Dividends	$2,445	$795	$26,626	$20,502	$31,801
Expenses:
Mortality and expense risk fees	788	2,903	19,907	17,489	14,716
Other expense fees	197	726	4,977	6,668	4,527
Total expenses	985	3,629	24,884	24,157	19,243
Net investment income (loss)	1,460	(2,834)	1,742	(3,655)	12,558
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	8,050	92,984	235,322	225,536
Net realized gain (loss) from sales of investments	(880)	(625)	(638)	(47,211)	(48,071)
Net realized gain (loss)	(880)	7,425	92,346	188,111	177,465
Change in unrealized gain (loss)	6,531	69,242	418,960	561,454	366,199
Net realized and unrealized gain (loss)	5,651	76,667	511,306	749,565	543,664
Net increase (decrease) in net assets from operations	$7,111	$73,833	$513,048	$745,910	$556,222

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Value HLS Fund
Investment income:
Dividends	$—	$39,820	$14,637	$119,309	$5,795
Expenses:
Mortality and expense risk fees	2,317	4,286	5,453	21,400	2,357
Other expense fees	565	1,361	1,668	7,067	693
Total expenses	2,882	5,647	7,121	28,467	3,050
Net investment income (loss)	(2,882)	34,173	7,516	90,842	2,745
Realized and unrealized gain (loss) on investments:
Capital gain distributions	81,064	—	35,378	—	33,625
Net realized gain (loss) from sales of investments	(1,805)	(4,463)	10,220	152	(3,626)
Net realized gain (loss)	79,259	(4,463)	45,598	152	29,999
Change in unrealized gain (loss)	(36,210)	55,996	119,445	144,346	49,331
Net realized and unrealized gain (loss)	43,049	51,533	165,043	144,498	79,330
Net increase (decrease) in net assets from operations	$40,167	$85,706	$172,559	$235,340	$82,075
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	Invesco Oppenheimer V.I. Global Fund (a)	Invesco Oppenheimer V.I. International Growth Fund (a)	Invesco Oppenheimer V.I. Main Street Small Cap Fund (a)	Invesco V.I. Balanced-Risk Allocation Fund
Investment income:
Dividends	$—	$672	$1,507	$—	$—
Expenses:
Mortality and expense risk fees	2,574	703	1,664	1,303	12,000
Other expense fees	727	167	399	335	3,619
Total expenses	3,301	870	2,063	1,638	15,619
Net investment income (loss)	(3,301)	(198)	(556)	(1,638)	(15,619)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	49,728	15,177	10,422	17,000	—
Net realized gain (loss) from sales of investments	408	(4,429)	(3,014)	(4,615)	(22,761)
Net realized gain (loss)	50,136	10,748	7,408	12,385	(22,761)
Change in unrealized gain (loss)	62,668	10,724	39,843	25,883	261,767
Net realized and unrealized gain (loss)	112,804	21,472	47,251	38,268	239,006
Net increase (decrease) in net assets from operations	$109,503	$21,274	$46,695	$36,630	$223,387

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Invesco V.I. Comstock Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Equity and Income Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Government Money Market Fund
Investment income:
Dividends	$1,250	$837	$13,614	$10,984	$95,999
Expenses:
Mortality and expense risk fees	582	4,011	4,574	1,762	35,931
Other expense fees	145	1,017	1,141	650	15,573
Total expenses	727	5,028	5,715	2,412	51,504
Net investment income (loss)	523	(4,191)	7,899	8,572	44,495
Realized and unrealized gain (loss) on investments:
Capital gain distributions	9,545	57,472	42,432	376	—
Net realized gain (loss) from sales of investments	(74)	(2,529)	157	2,375	—
Net realized gain (loss)	9,471	54,943	42,589	2,751	—
Change in unrealized gain (loss)	5,204	73,228	45,790	51,937	—
Net realized and unrealized gain (loss)	14,675	128,171	88,379	54,688	—
Net increase (decrease) in net assets from operations	$15,198	$123,980	$96,278	$63,260	$44,495

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Ivy VIP Core Equity	Ivy VIP International Core Equity
Investment income:
Dividends	$16,795	$1,840	$—	$42	$22,530
Expenses:
Mortality and expense risk fees	7,789	5,922	5,762	59	11,550
Other expense fees	2,637	1,613	1,771	15	2,887
Total expenses	10,426	7,535	7,533	74	14,437
Net investment income (loss)	6,369	(5,695)	(7,533)	(32)	8,093
Realized and unrealized gain (loss) on investments:
Capital gain distributions	84,416	94,396	111,344	747	118,284
Net realized gain (loss) from sales of investments	24,546	(42,843)	(56,334)	(17)	(464)
Net realized gain (loss)	108,962	51,553	55,010	730	117,820
Change in unrealized gain (loss)	203,867	129,930	158,199	1,194	105,509
Net realized and unrealized gain (loss)	312,829	181,483	213,209	1,924	223,329
Net increase (decrease) in net assets from operations	$319,198	$175,788	$205,676	$1,892	$231,422

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Ivy VIP Securian Real Estate Securities	Ivy VIP Value	Lord Abbett Bond Debenture Portfolio	Lord Abbett Fundamental Equity Portfolio	Lord Abbett Growth Opportunities Portfolio
Investment income:
Dividends	$534	$41	$140,261	$18,905	$—
Expenses:
Mortality and expense risk fees	271	40	23,089	8,753	6,438
Other expense fees	68	11	6,947	3,022	2,127
Total expenses	339	51	30,036	11,775	8,565
Net investment income (loss)	195	(10)	110,225	7,130	(8,565)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	149	280	—	38,431	104,970
Net realized gain (loss) from sales of investments	3	(2)	(28,725)	(46,390)	(15,225)
Net realized gain (loss)	152	278	(28,725)	(7,959)	89,745
Change in unrealized gain (loss)	6,386	876	325,130	286,669	222,281
Net realized and unrealized gain (loss)	6,538	1,154	296,405	278,710	312,026
Net increase (decrease) in net assets from operations	$6,733	$1,144	$406,630	$285,840	$303,461

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Lord Abbett Mid Cap Stock Portfolio	Lord Abbett Short Duration Income Portfolio	MFS® Blended Research® Core Equity Portfolio	MFS® Blended Research® Small Cap Equity Portfolio	MFS® Global Real Estate Portfolio
Investment income:
Dividends	$672	$48,359	$427	$1,364	$3,761
Expenses:
Mortality and expense risk fees	917	7,461	271	1,984	1,020
Other expense fees	225	1,868	68	541	255
Total expenses	1,142	9,329	339	2,525	1,275
Net investment income (loss)	(470)	39,030	88	(1,161)	2,486
Realized and unrealized gain (loss) on investments:
Capital gain distributions	1,259	—	2,595	47,665	726
Net realized gain (loss) from sales of investments	(7,967)	(2,122)	16	1,722	339
Net realized gain (loss)	(6,708)	(2,122)	2,611	49,387	1,065
Change in unrealized gain (loss)	40,660	(8,189)	5,418	14,952	23,197
Net realized and unrealized gain (loss)	33,952	(10,311)	8,029	64,339	24,262
Net increase (decrease) in net assets from operations	$33,482	$28,719	$8,117	$63,178	$26,748

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	MFS® Growth Series	MFS® International Intrinsic Value Portfolio (a)	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® Mid Cap Value Portfolio
Investment income:
Dividends	$—	$18,875	$2,768	$—	$12,140
Expenses:
Mortality and expense risk fees	29,779	9,273	3,513	1,546	9,586
Other expense fees	9,618	2,715	1,218	429	2,424
Total expenses	39,397	11,988	4,731	1,975	12,010
Net investment income (loss)	(39,397)	6,887	(1,963)	(1,975)	130
Realized and unrealized gain (loss) on investments:
Capital gain distributions	429,751	39,567	33,695	32,623	104,925
Net realized gain (loss) from sales of investments	198,373	46,774	22,895	2,690	9
Net realized gain (loss)	628,124	86,341	56,590	35,313	104,934
Change in unrealized gain (loss)	870,933	204,796	110,674	30,670	196,638
Net realized and unrealized gain (loss)	1,499,057	291,137	167,264	65,983	301,572
Net increase (decrease) in net assets from operations	$1,459,660	$298,024	$165,301	$64,008	$301,702

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	MFS® New Discovery Series	MFS® Research International Portfolio	MFS® Total Return Bond Series	MFS® Utilities Series	MFS® Value Series
Investment income:
Dividends	$—	$269	$2,866	$5,470	$41,519
Expenses:
Mortality and expense risk fees	8,580	173	767	1,211	12,572
Other expense fees	3,056	44	230	292	4,000
Total expenses	11,636	217	997	1,503	16,572
Net investment income (loss)	(11,636)	52	1,869	3,967	24,947
Realized and unrealized gain (loss) on investments:
Capital gain distributions	307,099	934	—	434	99,763
Net realized gain (loss) from sales of investments	21,191	23	(15)	1,869	13,847
Net realized gain (loss)	328,290	957	(15)	2,303	113,610
Change in unrealized gain (loss)	171,276	4,004	5,573	23,894	366,921
Net realized and unrealized gain (loss)	499,566	4,961	5,558	26,197	480,531
Net increase (decrease) in net assets from operations	$487,930	$5,013	$7,427	$30,164	$505,478

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Oppenheimer Global Multi-Alternatives Fund/VA (b)	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn® Strategy Portfolio	PIMCO Dynamic Bond Portfolio	PIMCO Emerging Markets Bond Portfolio
Investment income:
Dividends	$491	$9,098	$4,527	$3,454	$8,707
Expenses:
Mortality and expense risk fees	119	2,216	913	591	1,497
Other expense fees	29	724	395	145	403
Total expenses	148	2,940	1,308	736	1,900
Net investment income (loss)	343	6,158	3,219	2,718	6,807
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	—	—	—
Net realized gain (loss) from sales of investments	(817)	(2,170)	(546)	—	(41)
Net realized gain (loss)	(817)	(2,170)	(546)	—	(41)
Change in unrealized gain (loss)	1,827	33,471	7,737	(868)	18,423
Net realized and unrealized gain (loss)	1,010	31,301	7,191	(868)	18,382
Net increase (decrease) in net assets from operations	$1,353	$37,459	$10,410	$1,850	$25,189

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	PIMCO Global Core Asset Allocation Portfolio (a)	PIMCO High Yield Portfolio	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO Real Return Portfolio	PIMCO StocksPLUS® Global Portfolio
Investment income:
Dividends	$556	$4,410	$7,551	$883	$13,405
Expenses:
Mortality and expense risk fees	253	765	3,576	320	4,959
Other expense fees	53	181	906	203	1,762
Total expenses	306	946	4,482	523	6,721
Net investment income (loss)	250	3,464	3,069	360	6,684
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	—	3,134	—	—
Net realized gain (loss) from sales of investments	(11)	(1,276)	468	241	(38,025)
Net realized gain (loss)	(11)	(1,276)	3,602	241	(38,025)
Change in unrealized gain (loss)	3,560	9,657	18,573	3,597	241,285
Net realized and unrealized gain (loss)	3,549	8,381	22,175	3,838	203,260
Net increase (decrease) in net assets from operations	$3,799	$11,845	$25,244	$4,198	$209,944

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	PIMCO Total Return Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund
Investment income:
Dividends	$85,850	$48,664	$220	$1,691	$55,924
Expenses:
Mortality and expense risk fees	20,508	13,995	125	7,204	13,543
Other expense fees	10,369	4,528	31	2,340	3,775
Total expenses	30,877	18,523	156	9,544	17,318
Net investment income (loss)	54,973	30,141	64	(7,853)	38,606
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	207,971	468	171,265	12,306
Net realized gain (loss) from sales of investments	3,840	15,931	(9)	56,555	21,086
Net realized gain (loss)	3,840	223,902	459	227,820	33,392
Change in unrealized gain (loss)	125,906	309,830	1,725	130,136	127,534
Net realized and unrealized gain (loss)	129,746	533,732	2,184	357,956	160,926
Net increase (decrease) in net assets from operations	$184,719	$563,873	$2,248	$350,103	$199,532

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (continued)
For the Year Ended December 31, 2019

	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi-Asset Absolute Return Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund
Investment income:
Dividends	$1,238	$595	$—	$111	$1,923
Expenses:
Mortality and expense risk fees	368	230	152	82	2,113
Other expense fees	83	55	38	20	587
Total expenses	451	285	190	102	2,700
Net investment income (loss)	787	310	(190)	9	(777)
Realized and unrealized gain (loss) on investments:
Capital gain distributions	2,594	—	—	1,041	30,994
Net realized gain (loss) from sales of investments	(52)	9	2	(10)	(1,311)
Net realized gain (loss)	2,542	9	2	1,031	29,683
Change in unrealized gain (loss)	3,089	2,788	1,061	1,642	28,856
Net realized and unrealized gain (loss)	5,631	2,797	1,063	2,673	58,539
Net increase (decrease) in net assets from operations	$6,418	$3,107	$873	$2,682	$57,762

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Operations — (concluded)
For the Year Ended December 31, 2019

	Rational Trend Aggregation VA Fund	TOPS® Managed Risk Balanced ETF Portfolio	TOPS® Managed Risk Growth ETF Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio
Investment income:
Dividends	$13,166	$674,514	$1,891,209	$1,435,743
Expenses:
Mortality and expense risk fees	2,183	195,475	650,599	437,638
Other expense fees	970	113,100	629,717	314,703
Total expenses	3,153	308,575	1,280,316	752,341
Net investment income (loss)	10,013	365,939	610,893	683,402
Realized and unrealized gain (loss) on investments:
Capital gain distributions	—	902,695	6,755,075	2,932,022
Net realized gain (loss) from sales of investments	(7,011)	(16,697)	(116,735)	30,249
Net realized gain (loss)	(7,011)	885,998	6,638,340	2,962,271
Change in unrealized gain (loss)	29,634	2,813,708	7,873,812	6,057,546
Net realized and unrealized gain (loss)	22,623	3,699,706	14,512,152	9,019,817
Net increase (decrease) in net assets from operations	$32,636	$4,065,645	$15,123,045	$9,703,219

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets
For the Years Ended December 31,

	AB VPS Growth and Income Portfolio		AB VPS Real Estate Investment Portfolio (b)		American Century VP Capital Appreciation Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$19	$(89)	$2,043	$3,114	$(355)	$(348)
Net realized gain (loss)	5,667	5,880	(588)	11,391	8,490	1,172
Change in unrealized gain (loss)	4,991	(9,291)	10,003	(12,014)	6,118	(2,894)
Net increase (decrease) in net assets from operations	10,677	(3,500)	11,458	2,491	14,253	(2,070)
From contract transactions:
Net purchase payments	—	5,000	—	3,146	—	—
Terminations and withdrawals	—	—	—	(276,718)	—	(3,977)
Contract benefits	—	—	—	—	—	—
Contract charges	(32)	(30)	(13)	(54)	(195)	(196)
Net transfers between Sub-Accounts	(509)	20,207	(94,390)	291	(1,416)	(2,863)
Other transfers from (to) the General Account	—	—	5	—	—	—
Net increase (decrease) in net assets from Contract transactions	(541)	25,177	(94,398)	(273,335)	(1,611)	(7,036)
Net increase (decrease) in net assets	10,136	21,677	(82,940)	(270,844)	12,642	(9,106)
Net assets:
Beginning of year	46,979	25,302	82,940	353,784	41,730	50,836
End of year	$57,115	$46,979	$—	$82,940	$54,372	$41,730

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Century VP Growth Fund		American Century VP Income and Growth Fund		American Century VP Mid Cap Value Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(18,383)	$(22,764)	$968	$770	$23,878	$9,620
Net realized gain (loss)	444,380	169,109	9,732	8,435	218,236	241,858
Change in unrealized gain (loss)	486,880	(190,036)	12,531	(18,404)	279,653	(569,797)
Net increase (decrease) in net assets from operations	912,877	(43,691)	23,231	(9,199)	521,767	(318,319)
From contract transactions:
Net purchase payments	4,500	40,722	—	—	5,935	—
Terminations and withdrawals	(213,209)	(290,129)	(1,212)	(352)	(91,318)	(371,982)
Contract benefits	(32,771)	(23,523)	—	—	(4,332)	(29,886)
Contract charges	(44,181)	(45,357)	(224)	(225)	(20,602)	(24,934)
Net transfers between Sub-Accounts	58,700	1,507	242	6,555	(132,407)	(157,734)
Other transfers from (to) the General Account	(379)	56	(1)	—	(321)	1,875
Net increase (decrease) in net assets from Contract transactions	(227,340)	(316,724)	(1,195)	5,978	(243,045)	(582,661)
Net increase (decrease) in net assets	685,537	(360,415)	22,036	(3,221)	278,722	(900,980)
Net assets:
Beginning of year	2,751,694	3,112,109	103,456	106,677	1,979,512	2,880,492
End of year	$3,437,231	$2,751,694	$125,492	$103,456	$2,258,234	$1,979,512

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Century VP Value Fund		American Funds Asset Allocation Fund		American Funds Blue Chip Income and Growth Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$23,037	$13,616	$15,769	$10,636	$39,945	$26,261
Net realized gain (loss)	150,343	85,492	95,932	82,135	266,218	176,588
Change in unrealized gain (loss)	316,304	(305,376)	225,561	(198,557)	304,195	(492,913)
Net increase (decrease) in net assets from operations	489,684	(206,268)	337,262	(105,786)	610,358	(290,064)
From contract transactions:
Net purchase payments	32,057	5,475	35,700	218,798	1,080,593	496,539
Terminations and withdrawals	(101,431)	(251,618)	(27,822)	(41,392)	(8,962)	(529,737)
Contract benefits	(79,563)	(61,632)	—	—	—	(13,663)
Contract charges	(17,738)	(16,641)	(13,011)	(12,555)	(12,399)	(9,152)
Net transfers between Sub-Accounts	220,033	(111,775)	(2,723)	132,931	88,434	956,075
Other transfers from (to) the General Account	422	2,957	44	341	(1,249)	896
Net increase (decrease) in net assets from Contract transactions	53,780	(433,234)	(7,812)	298,123	1,146,417	900,958
Net increase (decrease) in net assets	543,464	(639,502)	329,450	192,337	1,756,775	610,894
Net assets:
Beginning of year	1,873,009	2,512,511	1,702,651	1,510,314	2,558,647	1,947,753
End of year	$2,416,473	$1,873,009	$2,032,101	$1,702,651	$4,315,422	$2,558,647

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Funds Bond Fund		American Funds Capital Income Builder®		American Funds Global Growth and Income Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$9,266	$5,366	$24,370	$28,434	$17,405	$10,418
Net realized gain (loss)	(56)	(3,185)	3,195	2,503	120,715	373,337
Change in unrealized gain (loss)	31,182	(14,505)	196,378	(167,801)	317,413	(497,695)
Net increase (decrease) in net assets from operations	40,392	(12,324)	223,943	(136,864)	455,533	(113,940)
From contract transactions:
Net purchase payments	83,567	6,822	5,000	173,204	45,503	—
Terminations and withdrawals	(8,059)	(3,616)	—	—	(232,839)	(742,155)
Contract benefits	—	—	—	—	—	—
Contract charges	(424)	(411)	(2,827)	(3,508)	(19,761)	(27,137)
Net transfers between Sub-Accounts	70,840	(58,870)	(370,412)	(375,994)	73,238	(1,108,687)
Other transfers from (to) the General Account	(10)	(39)	306	(73)	(511)	323
Net increase (decrease) in net assets from Contract transactions	145,914	(56,114)	(367,933)	(206,371)	(134,370)	(1,877,656)
Net increase (decrease) in net assets	186,306	(68,438)	(143,990)	(343,235)	321,163	(1,991,596)
Net assets:
Beginning of year	494,462	562,900	1,495,596	1,838,831	1,614,401	3,605,997
End of year	$680,768	$494,462	$1,351,606	$1,495,596	$1,935,564	$1,614,401

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Funds Global Growth Fund		American Funds Growth Fund		American Funds Growth-Income Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,108	$(5,369)	$(36,966)	$(75,980)	$66,531	$36,273
Net realized gain (loss)	122,918	128,002	1,634,257	1,626,353	969,114	661,079
Change in unrealized gain (loss)	467,745	(316,748)	2,092,290	(1,584,811)	989,136	(904,394)
Net increase (decrease) in net assets from operations	593,771	(194,115)	3,689,581	(34,438)	2,024,781	(207,042)
From contract transactions:
Net purchase payments	410,656	315,204	1,543,228	1,810,728	2,447,561	1,072,859
Terminations and withdrawals	(28,435)	(28,660)	(671,042)	(1,351,138)	(478,971)	(974,522)
Contract benefits	—	—	(554,647)	(87,736)	(1,219,716)	(44,151)
Contract charges	(5,928)	(5,281)	(121,283)	(128,665)	(82,338)	(90,136)
Net transfers between Sub-Accounts	(27,406)	151,932	(595,312)	(451,467)	(18,569)	63,784
Other transfers from (to) the General Account	1,732	283	(11,626)	3,846	(30,161)	(1,486)
Net increase (decrease) in net assets from Contract transactions	350,619	433,478	(410,682)	(204,432)	617,806	26,348
Net increase (decrease) in net assets	944,390	239,363	3,278,899	(238,870)	2,642,587	(180,694)
Net assets:
Beginning of year	1,650,898	1,411,535	12,778,939	13,017,809	7,808,518	7,989,212
End of year	$2,595,288	$1,650,898	$16,057,838	$12,778,939	$10,451,105	$7,808,518

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	American Funds International Fund		American Funds Managed Risk Asset Allocation Fund		American Funds New World Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$8,883	$20,395	$10,174,304	$3,054,541	$(573)	$(4,294)
Net realized gain (loss)	34,095	166,845	36,398,755	37,606,877	100,288	51,593
Change in unrealized gain (loss)	489,529	(644,606)	65,156,378	(83,227,323)	278,589	(300,110)
Net increase (decrease) in net assets from operations	532,507	(457,366)	111,729,437	(42,565,905)	378,304	(252,811)
From contract transactions:
Net purchase payments	46,199	480,121	9,884,681	17,264,001	157,895	27,600
Terminations and withdrawals	(169,602)	(463,574)	(56,044,003)	(53,874,171)	(17,480)	(42,968)
Contract benefits	(72,446)	(30,792)	(8,301,229)	(5,343,109)	(53,105)	(20)
Contract charges	(35,019)	(38,385)	(18,176,274)	(18,509,503)	(5,404)	(5,079)
Net transfers between Sub-Accounts	(331,384)	220,624	4,503,906	8,802,366	(122,716)	145,069
Other transfers from (to) the General Account	1,884	(1,352)	777	59,297	(163)	6,495
Net increase (decrease) in net assets from Contract transactions	(560,368)	166,642	(68,132,142)	(51,601,119)	(40,973)	131,097
Net increase (decrease) in net assets	(27,861)	(290,724)	43,597,295	(94,167,024)	337,331	(121,714)
Net assets:
Beginning of year	2,737,445	3,028,169	689,966,996	784,134,020	1,429,225	1,550,939
End of year	$2,709,584	$2,737,445	$733,564,291	$689,966,996	$1,766,556	$1,429,225

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	BlackRock Basic Value V.I. Fund		BlackRock Capital Appreciation V.I. Fund		BlackRock Equity Dividend V.I. Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$484	$251	$(17,100)	$(17,267)	$26,167	$23,873
Net realized gain (loss)	3,597	4,445	319,049	657,980	196,374	262,959
Change in unrealized gain (loss)	4,022	(8,098)	238,250	(614,635)	369,356	(470,763)
Net increase (decrease) in net assets from operations	8,103	(3,402)	540,199	26,078	591,897	(183,931)
From contract transactions:
Net purchase payments	—	15,498	9,469	51,664	136,806	35,490
Terminations and withdrawals	—	—	(345,854)	(193,442)	(338,945)	(580,680)
Contract benefits	—	—	(66,296)	(31,803)	(14,291)	(25,874)
Contract charges	(5)	(5)	(23,811)	(24,576)	(32,846)	(34,911)
Net transfers between Sub-Accounts	218	12,293	(16,882)	112,425	211,151	56,490
Other transfers from (to) the General Account	—	(449)	457	(762)	(103)	1,835
Net increase (decrease) in net assets from Contract transactions	213	27,337	(442,917)	(86,494)	(38,228)	(547,650)
Net increase (decrease) in net assets	8,316	23,935	97,282	(60,416)	553,669	(731,581)
Net assets:
Beginning of year	36,310	12,375	1,831,004	1,891,420	2,296,027	3,027,608
End of year	$44,626	$36,310	$1,928,286	$1,831,004	$2,849,696	$2,296,027

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	BlackRock Global Allocation V.I. Fund		BlackRock High Yield V.I. Fund		BlackRock Managed Volatility V.I. Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$21,210	$(1,373)	$49,978	$56,865	$460,859	$204,489
Net realized gain (loss)	145,561	229,057	(7,288)	(5,323)	(63,611)	232,406
Change in unrealized gain (loss)	490,623	(618,671)	114,931	(99,679)	(212,909)	(498,353)
Net increase (decrease) in net assets from operations	657,394	(390,987)	157,621	(48,137)	184,339	(61,458)
From contract transactions:
Net purchase payments	18,060	486,777	70,429	27,554	19,380	51,200
Terminations and withdrawals	(429,188)	(712,501)	(120,166)	(89,404)	(1,350,302)	(1,497,004)
Contract benefits	(94,184)	(63,014)	(28,033)	(10,462)	(31,495)	(438,615)
Contract charges	(34,625)	(44,009)	(6,455)	(9,035)	(558,208)	(406,922)
Net transfers between Sub-Accounts	22,922	(200,688)	(189,116)	108,093	1,839,972	22,056,586
Other transfers from (to) the General Account	(1,307)	2,005	(109)	49	4,248	(50)
Net increase (decrease) in net assets from Contract transactions	(518,322)	(531,430)	(273,450)	26,795	(76,405)	19,765,195
Net increase (decrease) in net assets	139,072	(922,417)	(115,829)	(21,342)	107,934	19,703,737
Net assets:
Beginning of year	4,235,752	5,158,169	1,241,387	1,262,729	19,703,737	—
End of year	$4,374,824	$4,235,752	$1,125,558	$1,241,387	$19,811,671	$19,703,737

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	BlackRock S&P 500 Index V.I. Fund Class II		BlackRock S&P 500 Index V.I. Fund Class III		BlackRock Total Return V.I. Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$60,775	$5,785	$32,239	$5,735	$21,352	$18,964
Net realized gain (loss)	291,828	133,128	176,241	110,777	5,074	(6,431)
Change in unrealized gain (loss)	567,938	(390,346)	408,468	(218,142)	74,365	(36,751)
Net increase (decrease) in net assets from operations	920,541	(251,433)	616,948	(101,630)	100,791	(24,218)
From contract transactions:
Net purchase payments	1,443,552	858,809	—	3,000	—	13,373
Terminations and withdrawals	(20,398)	(8,524)	(102,385)	(281,218)	(23,054)	(13,421)
Contract benefits	—	—	(48,905)	—	—	(79,293)
Contract charges	(4,731)	(4,162)	(50,642)	(32,816)	(9,460)	(9,075)
Net transfers between Sub-Accounts	393,493	874,936	544,892	2,394,282	30,718	(28,875)
Other transfers from (to) the General Account	4,962	35,773	1,579	(533)	19	37
Net increase (decrease) in net assets from Contract transactions	1,816,878	1,756,832	344,539	2,082,715	(1,777)	(117,254)
Net increase (decrease) in net assets	2,737,419	1,505,399	961,487	1,981,085	99,014	(141,472)
Net assets:
Beginning of year	2,597,994	1,092,595	1,981,085	—	1,228,995	1,370,467
End of year	$5,335,413	$2,597,994	$2,942,572	$1,981,085	$1,328,009	$1,228,995

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	BlackRock U.S. Government Bond V.I. Fund		Calvert VP EAFE International Index Portfolio		Calvert VP Investment Grade Bond Index Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,454	$1,104	$15,422	$9,496	$6,756	$6,306
Net realized gain (loss)	521	(4,008)	(9,670)	59,772	(346)	(8,925)
Change in unrealized gain (loss)	12,411	(740)	111,967	(162,609)	14,380	(3,809)
Net increase (decrease) in net assets from operations	16,386	(3,644)	117,719	(93,341)	20,790	(6,428)
From contract transactions:
Net purchase payments	—	—	578,172	309,069	—	46,095
Terminations and withdrawals	(44,857)	(86,431)	(1,515)	(567,320)	(11,867)	(8,204)
Contract benefits	(23,836)	—	—	—	—	—
Contract charges	(3,454)	(1,474)	(1,689)	(490)	(716)	(650)
Net transfers between Sub-Accounts	406,043	(4,610)	(273,910)	11,574	15,970	(230,123)
Other transfers from (to) the General Account	(75)	2	6,816	3,014	(27)	1,713
Net increase (decrease) in net assets from Contract transactions	333,821	(92,513)	307,874	(244,153)	3,360	(191,169)
Net increase (decrease) in net assets	350,207	(96,157)	425,593	(337,494)	24,150	(197,597)
Net assets:
Beginning of year	146,814	242,971	450,405	787,899	297,237	494,834
End of year	$497,021	$146,814	$875,998	$450,405	$321,387	$297,237
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Calvert VP Nasdaq 100 Index Portfolio		Calvert VP Russell 2000® Small Cap Index Portfolio		Calvert VP S&P MidCap 400 Index Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(12,165)	$(11,275)	$3,762	$1,303	$6,182	$6,085
Net realized gain (loss)	71,798	86,197	138,741	146,691	87,175	68,918
Change in unrealized gain (loss)	596,958	(92,901)	146,017	(257,332)	173,792	(228,744)
Net increase (decrease) in net assets from operations	656,591	(17,979)	288,520	(109,338)	267,149	(153,741)
From contract transactions:
Net purchase payments	56,000	950	683,016	293,022	683,820	498,565
Terminations and withdrawals	(13,337)	(16,497)	(9,145)	(618,980)	(10,360)	(5,465)
Contract benefits	—	(57,732)	—	(111,366)	—	(109,889)
Contract charges	(15,201)	(14,288)	(4,696)	(3,568)	(3,668)	(2,540)
Net transfers between Sub-Accounts	26,609	(88,283)	(6,773)	170,574	(278,281)	14,566
Other transfers from (to) the General Account	(141)	7	5,091	2,943	4,919	1,534
Net increase (decrease) in net assets from Contract transactions	53,930	(175,843)	667,493	(267,375)	396,430	396,771
Net increase (decrease) in net assets	710,521	(193,822)	956,013	(376,713)	663,579	243,030
Net assets:
Beginning of year		1,942,077	1,009,942	1,386,655	954,702	711,672
End of year	$2,458,776	$1,748,255	$1,965,955	$1,009,942	$1,618,281	$954,702

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	DFA VA Global Bond Portfolio		DFA VA International Value Portfolio		DFA VA US Large Value Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,966	$(11,184)	$7,328	$(19,433)	$4,019	$(5,322)
Net realized gain (loss)	(149)	(38,196)	(1,359)	69,977	7,040	134,948
Change in unrealized gain (loss)	3,956	45,767	35,177	(234,226)	99,867	(164,230)
Net increase (decrease) in net assets from operations	8,773	(3,613)	41,146	(183,682)	110,926	(34,604)
From contract transactions:
Net purchase payments	71,717	162,829	57,717	169,651	500	301,495
Terminations and withdrawals	(4,008)	(2,349,867)	(3,839)	(2,481,230)	(4,149)	(1,364,825)
Contract benefits	—	—	—	—	—	—
Contract charges	(119)	(77)	(94)	(76)	(117)	(79)
Net transfers between Sub-Accounts	541	(131,366)	(20,684)	65,429	(19,201)	65,603
Other transfers from (to) the General Account	(8)	829	52	14	5	—
Net increase (decrease) in net assets from Contract transactions	68,123	(2,317,652)	33,152	(2,246,212)	(22,962)	(997,806)
Net increase (decrease) in net assets	76,896	(2,321,265)	74,298	(2,429,894)	87,964	(1,032,410)
Net assets:
Beginning of year	305,992	2,627,257	269,684	2,699,578	464,823	1,497,233
End of year	$382,888	$305,992	$343,982	$269,684	$552,787	$464,823

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	DFA VA US Targeted Value Portfolio		FT VIP Franklin Global Real Estate VIP Fund		FT VIP Franklin Income VIP Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$377	$(27,525)	$1,106	$1,111	$217,125	$120,445
Net realized gain (loss)	6,396	424,980	2,102	(55)	77,475	9,509
Change in unrealized gain (loss)	44,282	(236,345)	9,973	(6,649)	231,170	(287,471)
Net increase (decrease) in net assets from operations	51,055	161,110	13,181	(5,593)	525,770	(157,517)
From contract transactions:
Net purchase payments	500	47,163	3,950	3,600	90,834	55,393
Terminations and withdrawals	(3,869)	(2,934,108)	(5,569)	(5,003)	(139,105)	(261,400)
Contract benefits	—	—	—	—	(106,640)	—
Contract charges	(110)	(79)	(317)	(328)	(16,640)	(17,947)
Net transfers between Sub-Accounts	2,164	66,702	(9,839)	3,636	1,928,781	177,750
Other transfers from (to) the General Account	2	—	(12)	—	(191)	(317)
Net increase (decrease) in net assets from Contract transactions	(1,313)	(2,820,322)	(11,787)	1,905	1,757,039	(46,521)
Net increase (decrease) in net assets	49,742	(2,659,212)	1,394	(3,688)	2,282,809	(204,038)
Net assets:
Beginning of year	245,082	2,904,294	67,472	71,160	2,881,455	3,085,493
End of year	$294,824	$245,082	$68,866	$67,472	$5,164,264	$2,881,455

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	FT VIP Franklin Mutual Global Discovery VIP Fund		FT VIP Franklin Mutual Shares VIP Fund		FT VIP Franklin Rising Dividends VIP Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$223	$466	$15,473	$31,846	$9,193	$8,338
Net realized gain (loss)	4,822	2,156	166,047	86,632	383,396	223,209
Change in unrealized gain (loss)	4,740	(9,031)	232,019	(341,665)	200,220	(341,874)
Net increase (decrease) in net assets from operations	9,785	(6,409)	413,539	(223,187)	592,809	(110,327)
From contract transactions:
Net purchase payments	—	—	7,360	3,339	41,715	50,070
Terminations and withdrawals	—	—	(231,061)	(165,923)	(263,762)	(547,456)
Contract benefits	—	—	—	(74,234)	—	(45,361)
Contract charges	(156)	(135)	(36,971)	(40,244)	(24,837)	(24,843)
Net transfers between Sub-Accounts	169	(27,893)	(118,841)	46,675	171,058	873
Other transfers from (to) the General Account	(1)	13	(310)	3	(110)	29
Net increase (decrease) in net assets from Contract transactions	12	(28,015)	(379,823)	(230,384)	(75,936)	(566,688)
Net increase (decrease) in net assets	9,797	(34,424)	33,716	(453,571)	516,873	(677,015)
Net assets:
Beginning of year	42,436	76,860	2,090,172	2,543,743	2,084,849	2,761,864
End of year	$52,233	$42,436	$2,123,888	$2,090,172	$2,601,722	$2,084,849

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	FT VIP Franklin Small Cap Value VIP Fund		FT VIP Franklin Strategic Income VIP Fund		FT VIP Templeton Foreign Securities Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$1,168	$(3,117)	$59,815	$14,714	$5,652	$13,369
Net realized gain (loss)	171,728	245,921	(18,673)	(24,187)	(9,964)	2,894
Change in unrealized gain (loss)	165,105	(476,517)	38,879	(31,094)	112,914	(175,150)
Net increase (decrease) in net assets from operations	338,001	(233,713)	80,021	(40,567)	108,602	(158,887)
From contract transactions:
Net purchase payments	26,931	15,805	—	17,633	1,500	214,122
Terminations and withdrawals	(45,198)	(313,293)	(44,443)	(86,524)	(51,592)	(43,461)
Contract benefits	(73,699)	(37,570)	(128,598)	(8,317)	—	(4,119)
Contract charges	(13,737)	(17,794)	(7,615)	(6,054)	(15,214)	(16,537)
Net transfers between Sub-Accounts	(98,842)	(194,579)	561,302	(328,001)	(67,227)	143,695
Other transfers from (to) the General Account	(91)	50	158	51	(35)	(93)
Net increase (decrease) in net assets from Contract transactions	(204,636)	(547,381)	380,804	(411,212)	(132,568)	293,607
Net increase (decrease) in net assets	133,365	(781,094)	460,825	(451,779)	(23,966)	134,720
Net assets:
Beginning of year	1,452,668	2,233,762	1,033,522	1,485,301	980,465	845,745
End of year	$1,586,033	$1,452,668	$1,494,347	$1,033,522	$956,499	$980,465

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	FT VIP Templeton Global Bond Securities Fund		FT VIP Templeton Growth Securities Fund		Global Atlantic American Funds® Managed Risk Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$231,420	$(35,680)	$18,248	$11,951	$2,143,080	$1,079,745
Net realized gain (loss)	(20,007)	(27,865)	141,314	129,109	10,480,576	8,778,970
Change in unrealized gain (loss)	(188,554)	98,240	(30,395)	(319,781)	20,264,270	(22,556,170)
Net increase (decrease) in net assets from operations	22,859	34,695	129,167	(178,721)	32,887,926	(12,697,455)
From contract transactions:
Net purchase payments	15,993	581,022	180	2,414	2,577,832	6,579,294
Terminations and withdrawals	(140,770)	(586,766)	(134,355)	(86,947)	(14,182,390)	(11,284,321)
Contract benefits	(145,795)	(14,575)	—	(55,754)	(1,363,374)	(1,758,032)
Contract charges	(23,408)	(23,253)	(22,701)	(25,154)	(5,609,600)	(5,660,273)
Net transfers between Sub-Accounts	528,441	425,080	(54,813)	4,528	(354,910)	1,354,208
Other transfers from (to) the General Account	558	340	(3,112)	—	5,943	4,212
Net increase (decrease) in net assets from Contract transactions	235,019	381,848	(214,801)	(160,913)	(18,926,499)	(10,764,912)
Net increase (decrease) in net assets	257,878	416,543	(85,634)	(339,634)	13,961,427	(23,462,367)
Net assets:
Beginning of year	3,964,035	3,547,492	1,016,092	1,355,726	216,922,311	240,384,678
End of year	$4,221,913	$3,964,035	$930,458	$1,016,092	$230,883,738	$216,922,311

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Global Atlantic Balanced Managed Risk Portfolio		Global Atlantic Blackrock Selects Managed Risk Portfolio (a)		Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$619,192	$332,745	$(773,894)	$2,420,407	$1,008,100	$164,485
Net realized gain (loss)	2,362,438	1,310,483	(667,235)	(505,333)	5,919,201	4,448,590
Change in unrealized gain (loss)	7,540,495	(7,394,615)	34,089,471	(24,951,826)	42,554,660	(23,797,566)
Net increase (decrease) in net assets from operations	10,522,125	(5,751,387)	32,648,342	(23,036,752)	49,481,961	(19,184,491)
From contract transactions:
Net purchase payments	1,274,195	1,472,333	2,480,365	8,138,226	3,714,278	6,658,006
Terminations and withdrawals	(5,571,131)	(5,829,133)	(20,515,176)	(16,136,393)	(19,808,774)	(16,953,507)
Contract benefits	(1,133,882)	(827,857)	(2,129,695)	(1,733,782)	(3,371,782)	(2,420,064)
Contract charges	(2,181,486)	(2,282,454)	(6,410,058)	(6,820,651)	(7,248,207)	(7,310,470)
Net transfers between Sub-Accounts	(1,263,714)	(912,329)	(3,979,949)	(4,485,470)	5,317,644	663,785
Other transfers from (to) the General Account	1,162	4,152	(29,897)	14,032	(36,148)	49,050
Net increase (decrease) in net assets from Contract transactions	(8,874,856)	(8,375,288)	(30,584,410)	(21,024,038)	(21,432,989)	(19,313,200)
Net increase (decrease) in net assets	1,647,269	(14,126,675)	2,063,932	(44,060,790)	28,048,972	(38,497,691)
Net assets:
Beginning of year	81,758,766	95,885,441	241,733,071	285,793,861	264,211,414	302,709,105
End of year	$83,406,035	$81,758,766	$243,797,003	$241,733,071	$292,260,386	$264,211,414

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio		Global Atlantic Growth Managed Risk Portfolio		Global Atlantic Moderate Growth Managed Risk Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$47,652	$(117,260)	$2,081,970	$520,087	$916,890	$422,504
Net realized gain (loss)	218,380	1,542,484	6,999,347	4,990,131	1,848,699	1,712,200
Change in unrealized gain (loss)	3,721,365	(3,573,537)	55,217,769	(43,895,422)	16,918,028	(12,864,768)
Net increase (decrease) in net assets from operations	3,987,397	(2,148,313)	64,299,086	(38,385,204)	19,683,617	(10,730,064)
From contract transactions:
Net purchase payments	1,028,776	1,605,988	5,277,591	11,097,586	1,660,716	5,618,208
Terminations and withdrawals	(1,525,767)	(1,342,021)	(37,204,147)	(26,855,502)	(9,070,131)	(6,784,424)
Contract benefits	(286,548)	(307,389)	(2,981,263)	(2,588,518)	(1,161,244)	(698,284)
Contract charges	(854,642)	(849,886)	(11,231,462)	(11,917,771)	(3,562,463)	(3,613,822)
Net transfers between Sub-Accounts	(495,460)	(870,536)	(10,139,517)	2,562,903	(289,358)	(941,848)
Other transfers from (to) the General Account	2,333	2,449	(36,572)	21,862	(7,655)	(16,264)
Net increase (decrease) in net assets from Contract transactions	(2,131,308)	(1,761,395)	(56,315,370)	(27,679,440)	(12,430,135)	(6,436,434)
Net increase (decrease) in net assets	1,856,089	(3,909,708)	7,983,716	(66,064,644)	7,253,482	(17,166,498)
Net assets:
Beginning of year	30,728,580	34,638,288	423,487,524	489,552,168	135,965,879	153,132,377
End of year	$32,584,669	$30,728,580	$431,471,240	$423,487,524	$143,219,361	$135,965,879

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Global Atlantic PIMCO Tactical Allocation Portfolio		Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$50,321	$41,535	$312,259	$71,992	$515,028	$(779,724)
Net realized gain (loss)	281,732	1,257,822	5,503,341	3,126,734	26,758,170	16,555,750
Change in unrealized gain (loss)	3,808,119	(3,230,643)	13,595,276	(11,164,004)	46,079,764	(41,585,967)
Net increase (decrease) in net assets from operations	4,140,172	(1,931,286)	19,410,876	(7,965,278)	73,352,962	(25,809,941)
From contract transactions:
Net purchase payments	377,131	1,330,655	683,096	1,144,587	4,752,061	7,753,831
Terminations and withdrawals	(1,345,109)	(1,391,529)	(7,924,652)	(7,040,415)	(30,674,418)	(27,191,588)
Contract benefits	(306,449)	(162,856)	(1,817,135)	(528,203)	(4,016,016)	(5,913,303)
Contract charges	(644,024)	(625,479)	(2,780,541)	(2,853,386)	(11,056,993)	(11,321,649)
Net transfers between Sub-Accounts	316,887	1,629,569	(991,087)	5,085,597	1,249,189	(1,316,719)
Other transfers from (to) the General Account	(221)	67	(3,058)	103	(25,973)	2,940
Net increase (decrease) in net assets from Contract transactions	(1,601,785)	780,427	(12,833,377)	(4,191,717)	(39,772,150)	(37,986,488)
Net increase (decrease) in net assets	2,538,387	(1,150,859)	6,577,499	(12,156,995)	33,580,812	(63,796,429)
Net assets:
Beginning of year	24,351,414	25,502,273	107,785,968	119,942,963	414,883,003	478,679,432
End of year	$26,889,801	$24,351,414	$114,363,467	$107,785,968	$448,463,815	$414,883,003

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio (b)		Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (b)		Goldman Sachs VIT Core Fixed Income Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$66	$458	$46	$2,302	$27,425	$45,794
Net realized gain (loss)	207	295	(13,913)	44,177	(4,130)	(12,540)
Change in unrealized gain (loss)	559	(1,296)	15,377	(50,717)	123,648	(78,224)
Net increase (decrease) in net assets from operations	832	(543)	1,510	(4,238)	146,943	(44,970)
From contract transactions:
Net purchase payments	—	—	—	—	—	1,900
Terminations and withdrawals	—	—	—	—	(5,183)	(18,326)
Contract benefits	—	—	—	—	—	(141,856)
Contract charges	(26)	(52)	(29)	(58)	(14,442)	(14,657)
Net transfers between Sub-Accounts	(12,603)	143	(14,359)	(261,850)	(80,957)	1,840
Other transfers from (to) the General Account	—	—	—	—	1	(1)
Net increase (decrease) in net assets from Contract transactions	(12,629)	91	(14,388)	(261,908)	(100,581)	(171,100)
Net increase (decrease) in net assets	(11,797)	(452)	(12,878)	(266,146)	46,362	(216,070)
Net assets:
Beginning of year	11,797	12,249	12,878	279,024	1,967,729	2,183,799
End of year	$—	$11,797	$—	$12,878	$2,014,091	$1,967,729

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Goldman Sachs VIT Global Trends Allocation Fund		Goldman Sachs VIT Growth Opportunities Fund		Goldman Sachs VIT High Quality Floating Rate Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$4,919	$(1,441)	$(667)	$(2,123)	$1,534	$1,624
Net realized gain (loss)	30,069	10,954	284	46,102	(460)	57
Change in unrealized gain (loss)	17,747	(28,047)	19,758	(47,095)	1,014	(1,538)
Net increase (decrease) in net assets from operations	52,735	(18,534)	19,375	(3,116)	2,088	143
From contract transactions:
Net purchase payments	—	—	—	17,482	—	6,249
Terminations and withdrawals	(3,401)	(71,522)	(1,898)	(18,432)	(6,029)	(7,525)
Contract benefits	—	—	—	—	—	—
Contract charges	(3,781)	(2,148)	(98)	(595)	(297)	(297)
Net transfers between Sub-Accounts	285,518	(521)	(23,577)	25,769	(224,322)	189,804
Other transfers from (to) the General Account	—	—	(1)	16,296	2	—
Net increase (decrease) in net assets from Contract transactions	278,336	(74,191)	(25,574)	40,520	(230,646)	188,231
Net increase (decrease) in net assets	331,071	(92,725)	(6,199)	37,404	(228,558)	188,374
Net assets:
Beginning of year	346,809	439,534	63,511	26,107	356,932	168,558
End of year	$677,880	$346,809	$57,312	$63,511	$128,374	$356,932

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Value Fund		Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,283	$965	$(717)	$(3,094)	$1,460	$1,214
Net realized gain (loss)	(285)	17,710	6,187	49,438	(880)	(1,533)
Change in unrealized gain (loss)	18,940	(36,403)	36,282	(50,381)	6,531	(8,370)
Net increase (decrease) in net assets from operations	20,938	(17,728)	41,752	(4,037)	7,111	(8,689)
From contract transactions:
Net purchase payments	—	20,000	—	72,233	—	—
Terminations and withdrawals	(548)	(600)	(1,587)	(568,460)	(1,223)	(16,741)
Contract benefits	—	—	—	—	—	—
Contract charges	(592)	(464)	(302)	(290)	(446)	(518)
Net transfers between Sub-Accounts	22,955	(329)	—	—	(4,086)	2,583
Other transfers from (to) the General Account	—	(57)	—	467	(1)	3
Net increase (decrease) in net assets from Contract transactions	21,815	18,550	(1,889)	(496,050)	(5,756)	(14,673)
Net increase (decrease) in net assets	42,753	822	39,863	(500,087)	1,355	(23,362)
Net assets:
Beginning of year	107,044	106,222	140,354	640,441	96,473	119,835
End of year	$149,797	$107,044	$180,217	$140,354	$97,828	$96,473

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Goldman Sachs VIT Small Cap Equity Insights Fund		Goldman Sachs VIT U.S. Equity Insights Fund		Hartford Capital Appreciation HLS Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(2,834)	$(3,097)	$1,742	$(1,325)	$(3,655)	$(10,846)
Net realized gain (loss)	7,425	58,685	92,346	359,362	188,111	319,067
Change in unrealized gain (loss)	69,242	(83,802)	418,960	(524,069)	561,454	(559,812)
Net increase (decrease) in net assets from operations	73,833	(28,214)	513,048	(166,032)	745,910	(251,591)
From contract transactions:
Net purchase payments	—	89,915	—	1,900	75,245	11,431
Terminations and withdrawals	(2,370)	(1,598)	(11,402)	(9,773)	(101,680)	(385,632)
Contract benefits	—	—	—	(37,203)	—	(13,110)
Contract charges	(1,436)	(1,868)	(18,509)	(17,969)	(28,663)	(32,741)
Net transfers between Sub-Accounts	1,667	(5,267)	57,983	(1,444)	(1,270,634)	153,234
Other transfers from (to) the General Account	(1)	17,195	(217)	3	(6,768)	(17)
Net increase (decrease) in net assets from Contract transactions	(2,140)	98,377	27,855	(64,486)	(1,332,500)	(266,835)
Net increase (decrease) in net assets	71,693	70,163	540,903	(230,518)	(586,590)	(518,426)
Net assets:
Beginning of year	317,130	246,967	2,144,691	2,375,209	2,876,359	3,394,785
End of year	$388,823	$317,130	$2,685,594	$2,144,691	$2,289,769	$2,876,359

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Hartford Dividend and Growth HLS Fund		Hartford Growth Opportunities HLS Fund		Hartford High Yield HLS Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$12,558	$19,815	$(2,882)	$(1,511)	$34,173	$38,096
Net realized gain (loss)	177,465	285,915	79,259	22,218	(4,463)	(9,437)
Change in unrealized gain (loss)	366,199	(454,214)	(36,210)	(15,957)	55,996	(57,667)
Net increase (decrease) in net assets from operations	556,222	(148,484)	40,167	4,750	85,706	(29,008)
From contract transactions:
Net purchase payments	625	6,420	—	—	—	—
Terminations and withdrawals	(138,550)	(149,270)	(21,636)	(36,894)	(31,820)	(142,857)
Contract benefits	(43,394)	(40,462)	—	(12,491)	—	—
Contract charges	(28,320)	(32,883)	(4,186)	(1,049)	(4,851)	(5,315)
Net transfers between Sub-Accounts	(754,832)	(78,853)	282,839	(5,407)	45,702	54,846
Other transfers from (to) the General Account	(5,198)	78	1	3	1	9
Net increase (decrease) in net assets from Contract transactions	(969,669)	(294,970)	257,018	(55,838)	9,032	(93,317)
Net increase (decrease) in net assets	(413,447)	(443,454)	297,185	(51,088)	94,738	(122,325)
Net assets:
Beginning of year	2,428,822	2,872,276	99,664	150,752	608,883	731,208
End of year	$2,015,375	$2,428,822	$396,849	$99,664	$703,621	$608,883

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Hartford International Opportunities HLS Fund		Hartford Total Return Bond HLS Fund		Hartford Value HLS Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$7,516	$6,772	$90,842	$60,943	$2,745	$1,968
Net realized gain (loss)	45,598	20,033	152	(24,849)	29,999	36,287
Change in unrealized gain (loss)	119,445	(184,387)	144,346	(96,215)	49,331	(79,740)
Net increase (decrease) in net assets from operations	172,559	(157,582)	235,340	(60,121)	82,075	(41,485)
From contract transactions:
Net purchase payments	312	7,350	27,000	46,933	—	10,000
Terminations and withdrawals	(32,350)	(44,579)	(138,822)	(433,456)	(49,585)	(10,628)
Contract benefits	(51,569)	—	(253,246)	(22,728)	—	—
Contract charges	(11,826)	(12,321)	(18,520)	(16,544)	(5,740)	(5,967)
Net transfers between Sub-Accounts	234,997	15,265	1,272,960	(266,555)	(10,440)	14,219
Other transfers from (to) the General Account	897	57	(12)	(695)	(38)	(44)
Net increase (decrease) in net assets from Contract transactions	140,461	(34,228)	889,360	(693,045)	(65,803)	7,580
Net increase (decrease) in net assets	313,020	(191,810)	1,124,700	(753,166)	16,272	(33,905)
Net assets:
Beginning of year	667,198	859,008	2,194,403	2,947,569	337,466	371,371
End of year	$980,218	$667,198	$3,319,103	$2,194,403	$353,738	$337,466

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)		Invesco Oppenheimer V.I. Global Fund (a)		Invesco Oppenheimer V.I. International Growth Fund (a)
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(3,301)	$(830)	$(198)	$(85)	$(556)	$(779)
Net realized gain (loss)	50,136	13,824	10,748	2,395	7,408	2,752
Change in unrealized gain (loss)	62,668	(31,086)	10,724	(11,491)	39,843	(45,311)
Net increase (decrease) in net assets from operations	109,503	(18,092)	21,274	(9,181)	46,695	(43,338)
From contract transactions:
Net purchase payments	15,993	221,371	48,876	35,795	19,688	58,911
Terminations and withdrawals	—	(2,109)	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(593)	(548)	(10)	—	(180)	(147)
Net transfers between Sub-Accounts	(4,700)	(2,467)	(1,262)	1,339	(18,185)	1,049
Other transfers from (to) the General Account	—	(183)	(465)	197	(310)	(393)
Net increase (decrease) in net assets from Contract transactions	10,700	216,064	47,139	37,331	1,013	59,420
Net increase (decrease) in net assets	120,203	197,972	68,413	28,150	47,708	16,082
Net assets:
Beginning of year	282,131	84,159	46,200	18,050	164,122	148,040
End of year	$402,334	$282,131	$114,613	$46,200	$211,830	$164,122

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco Oppenheimer V.I. Main Street Small Cap Fund (a)		Invesco V.I. Balanced-Risk Allocation Fund		Invesco V.I. Comstock Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,638)	$(1,420)	$(15,619)	$6,545	$523	$328
Net realized gain (loss)	12,385	19,969	(22,761)	119,628	9,471	7,383
Change in unrealized gain (loss)	25,883	(37,555)	261,767	(255,581)	5,204	(17,502)
Net increase (decrease) in net assets from operations	36,630	(19,006)	223,387	(129,408)	15,198	(9,791)
From contract transactions:
Net purchase payments	42,376	25,379	18,042	24,848	—	—
Terminations and withdrawals	(5,752)	(7,933)	(77,681)	(150,244)	—	—
Contract benefits	—	—	(23,780)	(63,843)	—	—
Contract charges	(279)	(256)	(11,234)	(11,881)	—	—
Net transfers between Sub-Accounts	(979)	(542)	1,145,161	80	—	—
Other transfers from (to) the General Account	(398)	58	5,829	(108)	—	—
Net increase (decrease) in net assets from Contract transactions	34,968	16,706	1,056,337	(201,148)	—	—
Net increase (decrease) in net assets	71,598	(2,300)	1,279,724	(330,556)	15,198	(9,791)
Net assets:
Beginning of year	136,729	139,029	1,506,183	1,836,739	64,135	73,926
End of year	$208,327	$136,729	$2,785,907	$1,506,183	$79,333	$64,135

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco V.I. Core Equity Fund		Invesco V.I. Equity and Income Fund		Invesco V.I. Global Real Estate Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(4,191)	$(5,896)	$7,899	$5,168	$8,572	$9,853
Net realized gain (loss)	54,943	42,353	42,589	47,672	2,751	3,421
Change in unrealized gain (loss)	73,228	(94,682)	45,790	(104,726)	51,937	(36,365)
Net increase (decrease) in net assets from operations	123,980	(58,225)	96,278	(51,886)	63,260	(23,091)
From contract transactions:
Net purchase payments	—	15,000	18,042	102,554	42,449	1,000
Terminations and withdrawals	(49,186)	(336,042)	(4,387)	(353,129)	(22,793)	(4,837)
Contract benefits	—	—	—	—	—	—
Contract charges	(8,143)	(9,901)	(3,058)	(3,070)	(1,493)	(1,634)
Net transfers between Sub-Accounts	(28,434)	30,454	5,086	4,888	(30,534)	24,392
Other transfers from (to) the General Account	(63)	(143)	—	(52)	(2)	1,950
Net increase (decrease) in net assets from Contract transactions	(85,826)	(300,632)	15,683	(248,809)	(12,373)	20,871
Net increase (decrease) in net assets	38,154	(358,857)	111,961	(300,695)	50,887	(2,220)
Net assets:
Beginning of year	488,741	847,598	508,062	808,757	304,486	306,706
End of year	$526,895	$488,741	$620,023	$508,062	$355,373	$304,486
The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco V.I. Government Money Market Fund		Invesco V.I. International Growth Fund		Invesco V.I. Mid Cap Core Equity Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$44,495	$31,170	$6,369	$13,045	$(5,695)	$(9,217)
Net realized gain (loss)	—	—	108,962	82,188	51,553	131,431
Change in unrealized gain (loss)	—	—	203,867	(324,543)	129,930	(253,680)
Net increase (decrease) in net assets from operations	44,495	31,170	319,198	(229,310)	175,788	(131,466)
From contract transactions:
Net purchase payments	666,236	75,494	1,944	442	7,120	120
Terminations and withdrawals	(7,224,746)	(13,835,912)	(48,926)	(369,528)	(127,237)	(155,192)
Contract benefits	(71,056)	(76,425)	(20,365)	(36,717)	(13,535)	(6,439)
Contract charges	(42,417)	(36,103)	(27,291)	(29,904)	(4,185)	(5,108)
Net transfers between Sub-Accounts	6,675,137	4,087,488	(105,154)	124,379	3,486	72,856
Other transfers from (to) the General Account	(400)	1,071	(320)	34	(2,628)	(100)
Net increase (decrease) in net assets from Contract transactions	2,754	(9,784,387)	(200,112)	(311,294)	(136,979)	(93,863)
Net increase (decrease) in net assets	47,249	(9,753,217)	119,086	(540,604)	38,809	(225,329)
Net assets:
Beginning of year	5,022,271	14,775,488	1,248,070	1,788,674	852,110	1,077,439
End of year	$5,069,520	$5,022,271	$1,367,156	$1,248,070	$890,919	$852,110

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Invesco V.I. Small Cap Equity Fund		Ivy VIP Core Equity		Ivy VIP International Core Equity
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(7,533)	$(9,901)	$(32)	$(27)	$8,093	$9,427
Net realized gain (loss)	55,010	71,466	730	573	117,820	61,826
Change in unrealized gain (loss)	158,199	(239,080)	1,194	(1,072)	105,509	(384,836)
Net increase (decrease) in net assets from operations	205,676	(177,515)	1,892	(526)	231,422	(313,583)
From contract transactions:
Net purchase payments	4,435	5,000	—	5,000	—	4,551
Terminations and withdrawals	(148,625)	(52,395)	(104)	(692)	(3,945)	(7,509)
Contract benefits	(65,721)	(6,579)	—	—	—	(17,892)
Contract charges	(7,631)	(8,569)	(5)	(5)	(10,183)	(11,497)
Net transfers between Sub-Accounts	(14,102)	104,844	39	—	(43,920)	(71,653)
Other transfers from (to) the General Account	(3,309)	(36)	—	—	(2)	2
Net increase (decrease) in net assets from Contract transactions	(234,953)	42,265	(70)	4,303	(58,050)	(103,998)
Net increase (decrease) in net assets	(29,277)	(135,250)	1,822	3,777	173,372	(417,581)
Net assets:
Beginning of year	939,376	1,074,626	6,373	2,596	1,352,765	1,770,346
End of year	$910,099	$939,376	$8,195	$6,373	$1,526,137	$1,352,765

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Ivy VIP Securian Real Estate Securities		Ivy VIP Value		Lord Abbett Bond Debenture Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$195	$191	$(10)	$52	$110,225	$130,545
Net realized gain (loss)	152	1,884	278	148	(28,725)	80,124
Change in unrealized gain (loss)	6,386	(3,938)	876	(638)	325,130	(383,803)
Net increase (decrease) in net assets from operations	6,733	(1,863)	1,144	(438)	406,630	(173,134)
From contract transactions:
Net purchase payments	—	—	—	5,000	29,646	86,697
Terminations and withdrawals	—	—	—	—	(148,546)	(400,499)
Contract benefits	—	—	—	—	—	(33,203)
Contract charges	(129)	(120)	—	—	(19,804)	(21,977)
Net transfers between Sub-Accounts	373	(409)	—	—	(87,393)	462,611
Other transfers from (to) the General Account	—	—	—	—	(161)	1,794
Net increase (decrease) in net assets from Contract transactions	244	(529)	—	5,000	(226,258)	95,423
Net increase (decrease) in net assets	6,977	(2,392)	1,144	4,562	180,372	(77,711)
Net assets:
Beginning of year	29,062	31,454	4,562	—	3,497,055	3,574,766
End of year	$36,039	$29,062	$5,706	$4,562	$3,677,427	$3,497,055

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Lord Abbett Fundamental Equity Portfolio		Lord Abbett Growth Opportunities Portfolio		Lord Abbett Mid Cap Stock Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$7,130	$10,356	$(8,565)	$(7,355)	$(470)	$607
Net realized gain (loss)	(7,959)	223,334	89,745	214,330	(6,708)	6,938
Change in unrealized gain (loss)	286,669	(368,346)	222,281	(238,285)	40,660	(38,376)
Net increase (decrease) in net assets from operations	285,840	(134,656)	303,461	(31,310)	33,482	(30,831)
From contract transactions:
Net purchase payments	786	784	—	—	—	19,547
Terminations and withdrawals	(41,767)	(131,205)	(66,958)	(112,585)	(1,828)	(8,290)
Contract benefits	(52,828)	(55,983)	(91,583)	(8,369)	—	—
Contract charges	(26,835)	(28,748)	(6,804)	(6,755)	(237)	(221)
Net transfers between Sub-Accounts	(58,428)	21,456	193,593	138,877	(142,950)	143,035
Other transfers from (to) the General Account	91	167	508	(559)	—	127
Net increase (decrease) in net assets from Contract transactions	(178,981)	(193,529)	28,756	10,609	(145,015)	154,198
Net increase (decrease) in net assets	106,859	(328,185)	332,217	(20,701)	(111,533)	123,367
Net assets:
Beginning of year	1,447,716	1,775,901	856,428	877,129	187,732	64,365
End of year	$1,554,575	$1,447,716	$1,188,645	$856,428	$76,199	$187,732

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Lord Abbett Short Duration Income Portfolio		MFS® Blended Research® Core Equity Portfolio		MFS® Blended Research® Small Cap Equity Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$39,030	$(14,302)	$88	$(16)	$(1,161)	$(651)
Net realized gain (loss)	(2,122)	(62,429)	2,611	10,701	49,387	24,532
Change in unrealized gain (loss)	(8,189)	72,512	5,418	(13,611)	14,952	(45,153)
Net increase (decrease) in net assets from operations	28,719	(4,219)	8,117	(2,926)	63,178	(21,272)
From contract transactions:
Net purchase payments	399,236	10,777	—	—	76,628	36,270
Terminations and withdrawals	(41,037)	(2,369,504)	—	(24,939)	(14,399)	(356)
Contract benefits	—	—	—	—	—	—
Contract charges	(3,219)	(199)	(46)	(45)	(410)	(334)
Net transfers between Sub-Accounts	735,122	(640,443)	—	(42,223)	(80,196)	88,734
Other transfers from (to) the General Account	(155)	—	1	(1)	(125)	(60)
Net increase (decrease) in net assets from Contract transactions	1,089,947	(2,999,369)	(45)	(67,208)	(18,502)	124,254
Net increase (decrease) in net assets	1,118,666	(3,003,588)	8,072	(70,134)	44,676	102,982
Net assets:
Beginning of year	142,962	3,146,550	29,444	99,578	247,838	144,856
End of year	$1,261,628	$142,962	$37,516	$29,444	$292,514	$247,838

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	MFS® Global Real Estate Portfolio		MFS® Growth Series		MFS® International Intrinsic Value Portfolio (a)
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$2,486	$2,302	$(39,397)	$(38,918)	$6,887	$(737)
Net realized gain (loss)	1,065	1,309	628,124	541,397	86,341	127,045
Change in unrealized gain (loss)	23,197	(7,764)	870,933	(405,546)	204,796	(275,443)
Net increase (decrease) in net assets from operations	26,748	(4,153)	1,459,660	96,933	298,024	(149,135)
From contract transactions:
Net purchase payments	—	—	63,366	43,782	—	—
Terminations and withdrawals	—	—	(377,531)	(420,766)	(124,424)	(298,082)
Contract benefits	—	—	—	(17,422)	(22,069)	(6,535)
Contract charges	(364)	(322)	(42,010)	(41,654)	(7,671)	(9,855)
Net transfers between Sub-Accounts	12,433	(1,382)	37,282	71,971	(15,160)	(88,397)
Other transfers from (to) the General Account	—	—	(278)	(3,268)	(784)	1,334
Net increase (decrease) in net assets from Contract transactions	12,069	(1,704)	(319,171)	(367,357)	(170,108)	(401,535)
Net increase (decrease) in net assets	38,817	(5,857)	1,140,489	(270,424)	127,916	(550,670)
Net assets:
Beginning of year	98,538	104,395	4,107,782	4,378,206	1,299,572	1,850,242
End of year	$137,355	$98,538	$5,248,271	$4,107,782	$1,427,488	$1,299,572

(a)  Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	MFS® Investors Trust Series		MFS® Mid Cap Growth Series		MFS® Mid Cap Value Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(1,963)	$(2,347)	$(1,975)	$(1,571)	$130	$(3,403)
Net realized gain (loss)	56,590	37,887	35,313	31,800	104,934	77,527
Change in unrealized gain (loss)	110,674	(73,551)	30,670	(31,609)	196,638	(219,824)
Net increase (decrease) in net assets from operations	165,301	(38,011)	64,008	(1,380)	301,702	(145,700)
From contract transactions:
Net purchase payments	—	—	38,907	45,911	24,161	47,279
Terminations and withdrawals	(86,463)	(38,313)	(43,711)	(4,971)	(19,924)	(5,163)
Contract benefits	(38,230)	(10,976)	—	—	—	—
Contract charges	(4,530)	(5,068)	(453)	(300)	(8,114)	(7,788)
Net transfers between Sub-Accounts	(37,650)	(1,849)	(9,412)	17,525	5,455	3,230
Other transfers from (to) the General Account	(90)	53	(155)	107	(174)	(633)
Net increase (decrease) in net assets from Contract transactions	(166,963)	(56,153)	(14,824)	58,272	1,404	36,925
Net increase (decrease) in net assets	(1,662)	(94,164)	49,184	56,892	303,106	(108,775)
Net assets:
Beginning of year	610,137	704,301	172,258	115,366	1,025,132	1,133,907
End of year	$608,475	$610,137	$221,442	$172,258	$1,328,238	$1,025,132

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	MFS® New Discovery Series		MFS® Research International Portfolio		MFS® Total Return Bond Series
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(11,636)	$(11,174)	$52	$43	$1,869	$1,690
Net realized gain (loss)	328,290	260,329	957	587	(15)	(72)
Change in unrealized gain (loss)	171,276	(264,498)	4,004	(4,034)	5,573	(3,716)
Net increase (decrease) in net assets from operations	487,930	(15,343)	5,013	(3,404)	7,427	(2,098)
From contract transactions:
Net purchase payments	222	221	—	—	12,636	—
Terminations and withdrawals	(133,408)	(309,181)	—	—	(984)	—
Contract benefits	(5,919)	(14,373)	—	—	—	—
Contract charges	(16,502)	(16,375)	(42)	(45)	(231)	(253)
Net transfers between Sub-Accounts	176,416	400,472	—	—	(2,140)	3,136
Other transfers from (to) the General Account	593	(416)	—	—	—	1
Net increase (decrease) in net assets from Contract transactions	21,402	60,348	(42)	(45)	9,281	2,884
Net increase (decrease) in net assets	509,332	45,005	4,971	(3,449)	16,708	786
Net assets:
Beginning of year	1,221,172	1,176,167	19,003	22,452	85,941	85,155
End of year	$1,730,504	$1,221,172	$23,974	$19,003	$102,649	$85,941

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	MFS® Utilities Series		MFS® Value Series		Oppenheimer Global Multi-Alternatives Fund/VA (b)
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,967	$(218)	$24,947	$7,714	$343	$(344)
Net realized gain (loss)	2,303	917	113,610	186,775	(817)	(2)
Change in unrealized gain (loss)	23,894	(422)	366,921	(417,644)	1,827	(1,868)
Net increase (decrease) in net assets from operations	30,164	277	505,478	(223,155)	1,353	(2,214)
From contract transactions:
Net purchase payments	4,938	15,498	6,000	—	—	—
Terminations and withdrawals	(4,779)	(2,401)	(268,278)	(226,875)	(4,116)	—
Contract benefits	—	—	—	(17,339)	—	—
Contract charges	(215)	(217)	(41,806)	(42,374)	(13)	(26)
Net transfers between Sub-Accounts	(4,868)	754	285,402	28,414	(41,340)	35,430
Other transfers from (to) the General Account	(7)	(242)	(2,531)	28	4	—
Net increase (decrease) in net assets from Contract transactions	(4,931)	13,392	(21,213)	(258,146)	(45,465)	35,404
Net increase (decrease) in net assets	25,233	13,669	484,265	(481,301)	(44,112)	33,190
Net assets:
Beginning of year	131,246	117,577	1,829,871	2,311,172	44,112	10,922
End of year	$156,479	$131,246	$2,314,136	$1,829,871	$—	$44,112

(b)  Fund liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	PIMCO All Asset Portfolio		PIMCO CommodityRealReturn® Strategy Portfolio		PIMCO Dynamic Bond Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$6,158	$10,062	$3,219	$724	$2,718	$432
Net realized gain (loss)	(2,170)	1,796	(546)	(528)	—	1
Change in unrealized gain (loss)	33,471	(40,979)	7,737	(13,838)	(868)	(461)
Net increase (decrease) in net assets from operations	37,459	(29,121)	10,410	(13,642)	1,850	(28)
From contract transactions:
Net purchase payments	—	24,197	49,000	5,249	62,763	—
Terminations and withdrawals	(121,964)	(81,199)	(3,336)	(3,107)	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(2,157)	(2,881)	(312)	(323)	(59)	—
Net transfers between Sub-Accounts	(110,030)	28,988	9,198	1,119	52	383
Other transfers from (to) the General Account	(402)	(3)	—	(22)	2	(6)
Net increase (decrease) in net assets from Contract transactions	(234,553)	(30,898)	54,550	2,916	62,758	377
Net increase (decrease) in net assets	(197,094)	(60,019)	64,960	(10,726)	64,608	349
Net assets:
Beginning of year	438,375	498,394	77,185	87,911	25,449	25,100
End of year	$241,281	$438,375	$142,145	$77,185	$90,057	$25,449

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	PIMCO Emerging Markets Bond Portfolio		PIMCO Global Core Asset Allocation Portfolio (a)		PIMCO High Yield Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$6,807	$6,206	$250	$103	$3,464	$4,069
Net realized gain (loss)	(41)	(1,758)	(11)	1,731	(1,276)	(72)
Change in unrealized gain (loss)	18,423	(16,736)	3,560	(3,885)	9,657	(7,883)
Net increase (decrease) in net assets from operations	25,189	(12,288)	3,799	(2,051)	11,845	(3,886)
From contract transactions:
Net purchase payments	14,429	12,600	—	—	14,429	9,000
Terminations and withdrawals	(6,844)	(4,076)	—	—	—	—
Contract benefits	—	—	—	—	—	—
Contract charges	(804)	(789)	—	—	—	—
Net transfers between Sub-Accounts	(13,912)	(13,087)	—	306	(54,403)	(142)
Other transfers from (to) the General Account	26	—	—	—	(26)	—
Net increase (decrease) in net assets from Contract transactions	(7,105)	(5,352)	—	306	(40,000)	8,858
Net increase (decrease) in net assets	18,084	(17,640)	3,799	(1,745)	(28,155)	4,972
Net assets:
Beginning of year	185,101	202,741	24,317	26,062	102,166	97,194
End of year	$203,185	$185,101	$28,116	$24,317	$74,011	$102,166

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)		PIMCO Real Return Portfolio		PIMCO StocksPLUS® Global Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$3,069	$938	$360	$889	$6,684	$7,360
Net realized gain (loss)	3,602	536	241	(32)	(38,025)	118,678
Change in unrealized gain (loss)	18,573	2,866	3,597	(2,780)	241,285	(227,529)
Net increase (decrease) in net assets from operations	25,244	4,340	4,198	(1,923)	209,944	(101,491)
From contract transactions:
Net purchase payments	46,770	9,380	—	9,000	—	—
Terminations and withdrawals	(7,588)	(2,362)	(8,856)	(898)	(32,732)	(89,807)
Contract benefits	—	(24,709)	—	—	—	(25,705)
Contract charges	(3,081)	(3,112)	(218)	(219)	(20,529)	(23,966)
Net transfers between Sub-Accounts	(32,672)	(607)	(9,026)	(318)	(91,724)	67,195
Other transfers from (to) the General Account	1	1	(1)	(1)	(6,367)	—
Net increase (decrease) in net assets from Contract transactions	3,430	(21,409)	(18,101)	7,564	(151,352)	(72,283)
Net increase (decrease) in net assets	28,674	(17,069)	(13,903)	5,641	58,592	(173,774)
Net assets:
Beginning of year	422,979	440,048	61,994	56,353	838,334	1,012,108
End of year	$451,653	$422,979	$48,091	$61,994	$896,926	$838,334

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	PIMCO Total Return Portfolio		Putnam VT Equity Income Fund		Putnam VT Global Asset Allocation Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$54,973	$42,539	$30,141	$(3,651)	$64	$53
Net realized gain (loss)	3,840	(26,955)	223,902	130,005	459	763
Change in unrealized gain (loss)	125,906	(99,889)	309,830	(337,654)	1,725	(1,950)
Net increase (decrease) in net assets from operations	184,719	(84,305)	563,873	(211,300)	2,248	(1,134)
From contract transactions:
Net purchase payments	117,071	45,401	—	46,803	—	—
Terminations and withdrawals	(318,527)	(970,639)	(179,404)	(106,695)	—	—
Contract benefits	(55,023)	(34,218)	(31,477)	(20)	—	—
Contract charges	(21,688)	(23,564)	(19,044)	(19,469)	—	—
Net transfers between Sub-Accounts	1,024,406	(900,317)	(218,686)	194,023	—	12,687
Other transfers from (to) the General Account	(500)	324	(2)	(34)	—	—
Net increase (decrease) in net assets from Contract transactions	745,739	(1,883,013)	(448,613)	114,608	—	12,687
Net increase (decrease) in net assets	930,458	(1,967,318)	115,260	(96,692)	2,248	11,553
Net assets:
Beginning of year	2,531,309	4,498,627	2,103,889	2,200,581	14,078	2,525
End of year	$3,461,767	$2,531,309	$2,219,149	$2,103,889	$16,326	$14,078

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Putnam VT Growth Opportunities Fund		Putnam VT Income Fund		Putnam VT International Value Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(7,853)	$(10,099)	$38,606	$33,758	$787	$210
Net realized gain (loss)	227,820	178,702	33,392	(11,493)	2,542	(9)
Change in unrealized gain (loss)	130,136	(124,064)	127,534	(32,568)	3,089	(4,932)
Net increase (decrease) in net assets from operations	350,103	44,539	199,532	(10,303)	6,418	(4,731)
From contract transactions:
Net purchase payments	564	562	—	—	23,988	—
Terminations and withdrawals	(114,657)	(143,777)	(187,836)	(64,032)	—	—
Contract benefits	(2,509)	(27,855)	(144,199)	(22,954)	—	—
Contract charges	(17,932)	(18,456)	(13,564)	(15,173)	—	—
Net transfers between Sub-Accounts	(55,897)	(92,495)	(129,709)	479,617	—	—
Other transfers from (to) the General Account	558	(723)	194	97	—	—
Net increase (decrease) in net assets from Contract transactions	(189,873)	(282,744)	(475,114)	377,555	23,988	—
Net increase (decrease) in net assets	160,230	(238,205)	(275,582)	367,252	30,406	(4,731)
Net assets:
Beginning of year	1,003,580	1,241,785	2,162,807	1,795,555	20,757	25,488
End of year	$1,163,810	$1,003,580	$1,887,225	$2,162,807	$51,163	$20,757

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Putnam VT Mortgage Securities Fund		Putnam VT Multi-Asset Absolute Return Fund		Putnam VT Multi-Cap Core Fund
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$310	$399	$(190)	$(109)	$9	$3
Net realized gain (loss)	9	(48)	2	444	1,031	1,082
Change in unrealized gain (loss)	2,788	(772)	1,061	(1,805)	1,642	(2,120)
Net increase (decrease) in net assets from operations	3,107	(421)	873	(1,470)	2,682	(1,035)
From contract transactions:
Net purchase payments	—	—	—	7,599	—	—
Terminations and withdrawals	—	—	—	—	—	(9,998)
Contract benefits	—	—	—	—	—	—
Contract charges	(53)	(49)	(31)	(9)	—	—
Net transfers between Sub-Accounts	383	4,881	—	541	—	10,205
Other transfers from (to) the General Account	—	(21)	—	—	—	—
Net increase (decrease) in net assets from Contract transactions	330	4,811	(31)	8,131	—	207
Net increase (decrease) in net assets	3,437	4,390	842	6,661	2,682	(828)
Net assets:
Beginning of year	25,467	21,077	17,959	11,298	8,845	9,673
End of year	$28,904	$25,467	$18,801	$17,959	$11,527	$8,845

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (continued)
For the Years Ended December 31,

	Putnam VT Small Cap Value Fund		Rational Trend Aggregation VA Fund		TOPS® Managed Risk Balanced ETF Portfolio
	2019	2018	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$(777)	$(1,415)	$10,013	$18,151	$365,939	$209,579
Net realized gain (loss)	29,683	79,577	(7,011)	(4,600)	885,998	2,178,654
Change in unrealized gain (loss)	28,856	(138,241)	29,634	(39,386)	2,813,708	(4,951,570)
Net increase (decrease) in net assets from operations	57,762	(60,079)	32,636	(25,835)	4,065,645	(2,563,337)
From contract transactions:
Net purchase payments	15,993	72,498	—	—	8,100	297,850
Terminations and withdrawals	(363)	(3,501)	(25,174)	(22,732)	(2,503,872)	(3,450,972)
Contract benefits	—	—	—	—	(1,076,519)	(1,186,023)
Contract charges	(434)	(334)	(19,110)	(18,967)	(874,981)	(978,971)
Net transfers between Sub-Accounts	16,091	6,918	(18,546)	11,207	(543,802)	(1,859,530)
Other transfers from (to) the General Account	(33)	(889)	—	—	(6,220)	700
Net increase (decrease) in net assets from Contract transactions	31,254	74,692	(62,830)	(30,492)	(4,997,294)	(7,176,946)
Net increase (decrease) in net assets	89,016	14,613	(30,194)	(56,327)	(931,649)	(9,740,283)
Net assets:
Beginning of year	233,237	218,624	495,512	551,839	32,358,594	42,098,877
End of year	$322,253	$233,237	$465,318	$495,512	$31,426,945	$32,358,594

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Statements of Changes in Net Assets — (concluded)
For the Years Ended December 31,

	TOPS® Managed Risk Growth ETF Portfolio		TOPS® Managed Risk Moderate Growth ETF Portfolio
	2019	2018	2019	2018
Increase (decrease) in net assets
From operations:
Net investment income (loss)	$610,893	$179,313	$683,402	$331,127
Net realized gain (loss)	6,638,340	7,955,116	2,962,271	4,456,227
Change in unrealized gain (loss)	7,873,812	(20,025,798)	6,057,546	(11,331,472)
Net increase (decrease) in net assets from operations	15,123,045	(11,891,369)	9,703,219	(6,544,118)
From contract transactions:
Net purchase payments	238,002	296,763	157,122	500,879
Terminations and withdrawals	(6,861,840)	(15,041,675)	(6,545,026)	(7,607,268)
Contract benefits	(1,379,916)	(1,281,303)	(425,929)	(1,487,530)
Contract charges	(2,821,248)	(3,100,196)	(1,832,490)	(2,021,031)
Net transfers between Sub-Accounts	(3,071,890)	(1,789,039)	(629,928)	(2,250,343)
Other transfers from (to) the General Account	(2,148)	(3,600)	(9,079)	5,663
Net increase (decrease) in net assets from Contract transactions	(13,899,040)	(20,919,050)	(9,285,330)	(12,859,630)
Net increase (decrease) in net assets	1,224,005	(32,810,419)	417,889	(19,403,748)
Net assets:
Beginning of year	103,772,231	136,582,650	69,037,021	88,440,769
End of year	$104,996,236	$103,772,231	$69,454,910	$69,037,021

The accompanying notes are an integral part of these financial statements.

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements
December 31, 2019

1.  Organization

Forethought Life Insurance Company Separate Account A (the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeRetirement Foundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account and the Forethought Variable Insurance Trust (FVIT). Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred- thirty-two Sub-Accounts were offered by the Separate Account during 2019, of which one-hundred-thirty had activity. Two Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2019. The two Sub-Accounts are as follows:

Sub-Accounts

Ivy VIP Asset Strategy

Rational Insider Buying VA Fund

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying Fund) as follows:

Underlying Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Growth and Income Portfolio	Class B	AllianceBernstein L.P.	—
AB VPS Real Estate Investment Portfolio	Class B	AllianceBernstein L.P.	—
American Century VP Capital Appreciation Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Growth Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Income and Growth Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Mid Cap Value Fund	Class II	American Century Investment Management, Inc.	—
American Century VP Value Fund	Class II	American Century Investment Management, Inc.	—
American Funds Asset Allocation Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Blue Chip Income and Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Bond Fund	Class 4	Capital Research and Management CompanySM	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

Underlying Fund	Class	Investment Adviser	Sub-Adviser
American Funds Capital Income Builder®	Class 4	Capital Research and Management CompanySM	—
American Funds Global Growth and Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Global Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Growth-Income Fund	Class 4	Capital Research and Management CompanySM	—
American Funds International Fund	Class 4	Capital Research and Management CompanySM	—
American Funds Managed Risk Asset Allocation Fund	Class P2	Capital Research and Management CompanySM	Milliman Financial Risk Management LLC
American Funds New World Fund	Class 4	Capital Research and Management CompanySM	—
BlackRock Basic Value V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Capital Appreciation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Equity Dividend V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Global Allocation V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock High Yield V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Managed Volatility V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class II	BlackRock Advisors, LLC	—
BlackRock S&P 500 Index V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock Total Return V.I. Fund	Class III	BlackRock Advisors, LLC	—
BlackRock U.S. Government Bond V.I. Fund	Class III	BlackRock Advisors, LLC	—
Calvert VP EAFE International Index Portfolio	Class F	Calvert Research and Management	World Asset Management, Inc.
Calvert VP Investment Grade Bond Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP Nasdaq 100 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP Russell 2000® Small Cap Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	Class F	Calvert Research and Management	Ameritas Investment Partners, Inc.
DFA VA Global Bond Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA International Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
DFA VA US Large Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
DFA VA US Targeted Value Portfolio	Institutional Shares	Dimensional Fund Advisors LP	—
FT VIP Franklin Global Real Estate VIP Fund	Class 2	Franklin Templeton Institutional, LLC	—
FT VIP Franklin Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Mutual Global Discovery VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Mutual Shares VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Rising Dividends VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Franklin Small Cap Value VIP Fund	Class 4	Franklin Mutual Advisers, LLC	—
FT VIP Franklin Strategic Income VIP Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Foreign Securities Fund	Class 4	Templeton Investment Counsel, LLC	—
FT VIP Templeton Global Bond Securities Fund	Class 4	Franklin Advisers, Inc.	—
FT VIP Templeton Growth Securities Fund	Class 4	Templeton Global Advisors Limited	—
Global Atlantic American Funds® Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Blackrock Selects Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Goldman Sachs Asset Management, L.P.
Global Atlantic Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Moderate Growth Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic PIMCO Tactical Allocation Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Pacific Investment Management Company LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Milliman Financial Risk Management, LLC
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Wilshire Associates Incorporated
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	Class II	Global Atlantic Investment Advisors, LLC	Wilshire Associates Incorporated

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Core Fixed Income Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Global Trends Allocation Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Growth Opportunities Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT High Quality Floating Rate Fund	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT International Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Mid Cap Value Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Advisor Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT Small Cap Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares	Goldman Sachs Asset Management, L.P.	—
Hartford Capital Appreciation HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Dividend and Growth HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Growth Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford High Yield HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford International Opportunities HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Total Return Bond HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Hartford Value HLS Fund	Class IB	Hartford Funds Management Company, LLC	Wellington Management Company, LLP
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco Oppenheimer V.I. Global Fund	Series II	Invesco Advisers, Inc.	—
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc.	—
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II	Invesco Advisers, Inc.	—
Invesco V.I. Balanced-Risk Allocation Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Comstock Fund	Series II Shares	Invesco Advisers, Inc.	—

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Core Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Equity and Income Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Global Real Estate Fund	Series II Shares	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Money Market Fund	Series I Shares	Invesco Advisers, Inc.	—
Invesco V.I. International Growth Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Mid Cap Core Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Invesco V.I. Small Cap Equity Fund	Series II Shares	Invesco Advisers, Inc.	—
Ivy VIP Asset Strategy	Class II	Ivy Investment Management Company	—
Ivy VIP Core Equity	Class II	Ivy Investment Management Company	—
Ivy VIP International Core Equity	Class II	Ivy Investment Management Company	—
Ivy VIP Securian Real Estate Securities	Class II	Ivy Investment Management Company	Securian Asset Management, Inc.
Ivy VIP Value	Class II	Ivy Investment Management Company	—
Lord Abbett Bond Debenture Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Fundamental Equity Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Growth Opportunities Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Mid Cap Stock Portfolio	Class VC	Lord, Abbett & Co. LLC	—
Lord Abbett Short Duration Income Portfolio	Class VC	Lord, Abbett & Co. LLC	—
MFS® Blended Research® Core Equity Portfolio	Service Class	MFS	—
MFS® Blended Research® Small Cap Equity Portfolio	Service Class	MFS	—
MFS® Global Real Estate Portfolio	Service Class	MFS	—
MFS® Growth Series	Service Class	MFS	—
MFS® International Intrinsic Value Portfolio	Service Class	MFS	—
MFS® Investors Trust Series	Service Class	MFS	—

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

Underlying Fund	Class	Investment Adviser	Sub-Adviser
MFS® Mid Cap Growth Series	Service Class	MFS	—
MFS® Mid Cap Value Portfolio	Service Class	MFS	—
MFS® New Discovery Series	Service Class	MFS	—
MFS® Research International Portfolio	Service Class	MFS	—
MFS® Total Return Bond Series	Service Class	MFS	—
MFS® Utilities Series	Service Class	MFS	—
MFS® Value Series	Service Class	MFS	—
Oppenheimer Global Multi-Alternatives Fund/VA	Service Shares	OFI Global Asset Management, Inc.	OppenheimerFunds, Inc.
PIMCO All Asset Portfolio	Advisor Class	PIMCO	Research Affiliates, LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Advisor Class	PIMCO	—
PIMCO Dynamic Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Emerging Markets Bond Portfolio	Advisor Class	PIMCO	—
PIMCO Global Core Asset Allocation Portfolio	Advisor Class	PIMCO	—
PIMCO High Yield Portfolio	Advisor Class	PIMCO	—
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	Advisor Class	PIMCO	—
PIMCO Real Return Portfolio	Advisor Class	PIMCO	—
PIMCO StocksPLUS® Global Portfolio	Advisor Class	PIMCO	—
PIMCO Total Return Portfolio	Advisor Class	PIMCO	—
Putnam VT Equity Income Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Global Asset Allocation Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Growth Opportunities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Income Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited

Underlying Fund	Class	Investment Adviser	Sub-Adviser
Putnam VT International Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Mortgage Securities Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Asset Absolute Return Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Multi-Cap Core Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Putnam VT Small Cap Value Fund	Class IB	Putnam Investment Management, LLC	Putnam Investments Limited
Rational Insider Buying VA Fund	—	Rational Advisors, Inc.	—
Rational Trend Aggregation VA Fund	—	Rational Advisors, Inc.	Tuttle Tactical Management, LLC
TOPS® Managed Risk Balanced ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC
TOPS® Managed Risk Moderate Growth ETF Portfolio	Class 3	ValMark Advisers, Inc.	Milliman Financial Risk Management, LLC

In 2019 the following Sub-Accounts were renamed:

Date	New Name	Old Name
May 1, 2019	Global Atlantic Blackrock Selects Managed	Global Atlantic BlackRock Global Allocation
	Risk Portfolio	Managed Risk Portfolio
May 27, 2019	Invesco Oppenheimer V.I. Discovery Mid Cap Growth	Oppenheimer Discovery Mid Cap Growth
	Fund	Fund/VA
May 27, 2019	Invesco Oppenheimer V.I. Global Fund	Oppenheimer Global Fund/VA
May 27, 2019	Invesco Oppenheimer V.I. International	Oppenheimer International Growth Fund/VA
Growth Fund
May 27, 2019	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Oppenheimer Main Street Small Cap Fund®/VA
June 1, 2019	MFS® International Intrinsic Value Portfolio	MFS® International Value Portfolio
October 1, 2019	PIMCO Global Core Asset Allocation Portfolio	PIMCO Global Multi-Asset Managed Allocation
Portfolio

In 2019 the following Sub-Accounts were liquidated:

Date	Liquidated Sub-Account
April 24, 2019	AB VPS Real Estate Investment Portfolio
April 29, 2019	Oppenheimer Global Multi-Alternatives Fund/VA
May 31, 2019	Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
May 31, 2019	Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

2.  Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

For the year ended December 31, 2019, Forethought evaluated subsequent events through March 26, 2020; the issuance date of the financial statements. No subsequent events required disclosure.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establish a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

•  Level 1 — Inputs are unadjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 — Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model- derived valuations whose inputs are observable or whose significant value drivers are observable.

•  Level 3 — Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2019.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

3.  Expenses and Related Party Transactions

Forethought assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought.

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeRetirement
Mortality and Expense Risk Charge	0.45%	1.35%	0.80%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.05%	2.00%
ForeRetirement II
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement III
Mortality and Expense Risk Charge	0.45%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	0.50%	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.65%	2.15%	2.10%
ForeRetirement IV
Mortality and Expense Risk Charge	0.45%	1.45%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	0.50%	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.65%	2.15%		0.80%
ForeRetirement Foundation
Mortality and Expense Risk Charge	0.80%	1.45%	0.90%	N/A
Administrative Charge	0.20%	0.20%	0.20%	N/A
Premium Based Charge	None	None	0.50%	N/A
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	0.50%	N/A
Total Separate Account Annual Expenses	1.50%	2.15%	2.10%

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

Separate Account Annual Expenses (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature and Personal Pension Account investments)	B Share	C Share	L Share	I Share
ForeInvestors Choice
Mortality and Expense Risk Charge	0.80%	0.95%	N/A	0.10%
Administrative Charge	0.20%	0.20%	N/A	0.20%
Premium Based Charge	None	None	N/A	None
Maximum Fund Facilitation Fee (1)	0.50%	0.50%	N/A	0.50%
Total Separate Account Annual Expenses	1.50%	1.65%		0.80%

(1)  Fee is applied daily to amounts invested in the following Sub-Accounts:

  American Funds Managed Risk Asset Allocation Fund

  BlackRock High Yield V.I. Fund

  BlackRock U.S. Government Bond V.I. Fund

  Calvert VP Investment Grade Bond Index Portfolio

  Calvert VP NASDAQ 100 Index Portfolio

  DFA VA Global Bond Portfolio

  DFA VA International Value Portfolio

  DFA VA US Large Value Portfolio

  DFA VA US Targeted Value Portfolio

  FT VIP Franklin Global Real Estate VIP Fund

  Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

  Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

  Global Atlantic Growth Managed Risk Portfolio

  Global Atlantic PIMCO Tactical Allocation Portfolio

  Global Atlantic Select Advisor Managed Risk Portfolio

  Goldman Sachs VIT Core Fixed Income Fund

  Hartford Capital Appreciation HLS Fund

  Hartford Total Return Bond HLS Fund

  Invesco V.I. Government Money Market Fund

  MFS® Total Return Bond Series

  PIMCO CommodityRealReturn® Strategy Portfolio

  PIMCO Real Return Portfolio

  PIMCO Total Return Portfolio

  TOPS® Managed Risk Balanced ETF Portfolio

  TOPS® Managed Risk Growth ETF Portfolio

  TOPS® Managed Risk Moderate Growth ETF Portfolio

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

The disclosures above summarize fees and charges. There are other fees and charges that may be assessed at the discretion of Forethought, in accordance with Contract terms.

Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the FVIT. GAIA, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. During the year ended December 31, 2019, management fees of the underlying FVIT funds were paid directly by the funds to GAIA in its capacity as investment manager of the FVIT funds.

The FVIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.36% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee.

The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 21% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 79% of the outstanding ordinary shares.

Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is the investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2019, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the Goldman Sachs VIT funds.

The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.15% to 0.87% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund was contracted to pay a fee equal to an annual rate ranging from 0.15% to 0.25% of the fund's average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.

4.  Changes In Units Outstanding

The changes in units outstanding were as follows:

	2019			2018
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Growth and Income Portfolio	120	(145)	(25)	2,075	(131)	1,944
AB VPS Real Estate Investment Portfolio (b)	—	(7,546)	(7,546)	393	(23,348)	(22,955)
American Century VP Capital Appreciation Fund	—	(108)	(108)	—	(514)	(514)
American Century VP Growth Fund	19,726	(29,023)	(9,297)	17,485	(34,252)	(16,767)
American Century VP Income and Growth Fund	61	(144)	(83)	549	(105)	444
American Century VP Mid Cap Value Fund	13,429	(30,075)	(16,646)	25,753	(64,857)	(39,104)
American Century VP Value Fund	26,373	(23,752)	2,621	21,321	(53,670)	(32,349)
American Funds Asset Allocation Fund	2,360	(2,969)	(609)	29,945	(5,792)	24,153
American Funds Blue Chip Income and Growth Fund	93,545	(7,669)	85,876	106,293	(40,343)	65,950
American Funds Bond Fund	15,104	(1,652)	13,452	1,574	(7,236)	(5,662)
American Funds Capital Income Builder®	476	(32,642)	(32,166)	16,830	(35,488)	(18,658)
American Funds Global Growth and Income Fund	35,390	(46,422)	(11,032)	21,849	(151,642)	(129,793)
American Funds Global Growth Fund	30,134	(4,875)	25,259	38,656	(6,454)	32,202
American Funds Growth Fund	135,303	(142,039)	(6,736)	196,020	(179,907)	16,113
American Funds Growth-Income Fund	203,109	(135,252)	67,857	126,669	(92,126)	34,543
American Funds International Fund	22,614	(67,079)	(44,465)	71,565	(58,984)	12,581
American Funds Managed Risk Asset Allocation Fund	1,724,102	(6,882,853)	(5,158,751)	2,571,163	(6,461,406)	(3,890,243)
American Funds New World Fund	35,022	(41,248)	(6,226)	19,239	(8,692)	10,547
BlackRock Basic Value V.I. Fund	19	(1)	18	2,309	(32)	2,277
BlackRock Capital Appreciation V.I. Fund	21,365	(43,179)	(21,814)	27,792	(30,886)	(3,094)
BlackRock Equity Dividend V.I. Fund	31,215	(32,265)	(1,050)	28,025	(65,724)	(37,699)
BlackRock Global Allocation V.I. Fund	8,997	(55,001)	(46,004)	51,586	(95,004)	(43,418)
BlackRock High Yield V.I. Fund	12,640	(35,684)	(23,044)	27,078	(24,647)	2,431
BlackRock Managed Volatility V.I. Fund	302,919	(312,469)	(9,550)	2,346,908	(369,778)	1,977,130
BlackRock S&P 500 Index V.I. Fund Class II	161,180	(39,594)	121,586	159,943	(33,914)	126,029
BlackRock S&P 500 Index V.I. Fund Class III	77,341	(47,262)	30,079	247,202	(37,327)	209,875
BlackRock Total Return V.I. Fund	3,270	(3,303)	(33)	2,667	(14,292)	(11,625)
BlackRock U.S. Government Bond V.I. Fund	39,880	(7,138)	32,742	414	(9,904)	(9,490)
Calvert VP EAFE International Index Portfolio	50,915	(25,014)	25,901	27,709	(49,347)	(21,638)
Calvert VP Investment Grade Bond Index Portfolio	1,833	(1,531)	302	5,548	(24,222)	(18,674)
Calvert VP Nasdaq 100 Index Portfolio	5,549	(2,043)	3,506	1,505	(13,221)	(11,716)
Calvert VP Russell 2000® Small Cap Index Portfolio	50,831	(1,898)	48,933	34,159	(52,137)	(17,978)
Calvert VP S&P MidCap 400 Index Portfolio	53,245	(22,959)	30,286	39,675	(11,209)	28,466
DFA VA Global Bond Portfolio	7,046	(406)	6,640	23,395	(256,358)	(232,963)
DFA VA International Value Portfolio	5,655	(2,358)	3,297	21,617	(226,383)	(204,766)
DFA VA US Large Value Portfolio	80	(2,060)	(1,980)	33,378	(118,428)	(85,050)
DFA VA US Targeted Value Portfolio	263	(402)	(139)	10,660	(250,359)	(239,699)
FT VIP Franklin Global Real Estate VIP Fund	389	(1,416)	(1,027)	737	(555)	182

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

	2019			2018
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
FT VIP Franklin Income VIP Fund	183,748	(29,274)	154,474	31,037	(33,271)	(2,234)
FT VIP Franklin Mutual Global Discovery VIP Fund	15	(13)	2	129	(2,557)	(2,428)
FT VIP Franklin Mutual Shares VIP Fund	29,086	(55,505)	(26,419)	18,937	(32,641)	(13,704)
FT VIP Franklin Rising Dividends VIP Fund	41,345	(43,892)	(2,547)	21,415	(59,186)	(37,771)
FT VIP Franklin Small Cap Value VIP Fund	9,615	(25,115)	(15,500)	8,715	(48,307)	(39,592)
FT VIP Franklin Strategic Income VIP Fund	83,431	(46,900)	36,531	7,677	(47,900)	(40,223)
FT VIP Templeton Foreign Securities Fund	6,452	(20,225)	(13,773)	37,774	(9,092)	28,682
FT VIP Templeton Global Bond Securities Fund	75,975	(52,917)	23,058	105,523	(69,053)	36,470
FT VIP Templeton Growth Securities Fund	5,695	(25,515)	(19,820)	9,692	(20,716)	(11,024)
Global Atlantic American Funds® Managed Risk Portfolio	352,981	(1,911,614)	(1,558,633)	959,836	(1,857,978)	(898,142)
Global Atlantic Balanced Managed Risk Portfolio	312,399	(1,077,484)	(765,085)	482,925	(1,220,482)	(737,557)
Global Atlantic Blackrock Selects Managed Risk Portfolio (a)	299,494	(3,260,688)	(2,961,194)	989,761	(3,071,690)	(2,081,929)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	1,058,726	(2,814,079)	(1,755,353)	1,162,985	(2,825,996)	(1,663,011)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	133,169	(335,199)	(202,030)	216,911	(390,350)	(173,439)
Global Atlantic Growth Managed Risk Portfolio	530,874	(5,469,436)	(4,938,562)	1,812,674	(4,303,967)	(2,491,293)
Global Atlantic Moderate Growth Managed Risk Portfolio	176,174	(1,237,927)	(1,061,753)	686,383	(1,239,114)	(552,731)
Global Atlantic PIMCO Tactical Allocation Portfolio	142,464	(282,375)	(139,911)	380,421	(320,699)	59,722
Global Atlantic Select Advisor Managed Risk Portfolio	116,753	(1,163,959)	(1,047,206)	649,115	(995,924)	(346,809)
Global Atlantic Wellington Research Managed Risk Portfolio	817,666	(3,944,681)	(3,127,015)	1,087,310	(4,148,421)	(3,061,111)
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio (b)	—	(1,112)	(1,112)	13	(5)	8
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (b)	—	(1,021)	(1,021)	—	(22,258)	(22,258)
Goldman Sachs VIT Core Fixed Income Fund	64	(9,816)	(9,752)	429	(17,546)	(17,117)
Goldman Sachs VIT Global Trends Allocation Fund	35,021	(10,449)	24,572	—	(6,616)	(6,616)
Goldman Sachs VIT Growth Opportunities Fund	6	(1,715)	(1,709)	20,087	(16,832)	3,255
Goldman Sachs VIT High Quality Floating Rate Fund	484	(23,447)	(22,963)	23,634	(4,852)	18,782
Goldman Sachs VIT International Equity Insights Fund	2,230	(178)	2,052	2,021	(119)	1,902
Goldman Sachs VIT Mid Cap Value Fund	—	(151)	(151)	6,115	(46,745)	(40,630)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	151	(779)	(628)	272	(1,834)	(1,562)
Goldman Sachs VIT Small Cap Equity Insights Fund	103	(252)	(149)	18,289	(10,343)	7,946

	2019			2018
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT U.S. Equity Insights Fund	4,278	(2,123)	2,155	133	(4,766)	(4,633)
Hartford Capital Appreciation HLS Fund	7,715	(104,808)	(97,093)	17,105	(37,332)	(20,227)
Hartford Dividend and Growth HLS Fund	5,478	(69,691)	(64,213)	11,554	(29,976)	(18,422)
Hartford Growth Opportunities HLS Fund	14,924	(1,792)	13,132	523	(3,695)	(3,172)
Hartford High Yield HLS Fund	14,841	(14,116)	725	4,980	(13,446)	(8,466)
Hartford International Opportunities HLS Fund	26,447	(12,401)	14,046	7,561	(10,276)	(2,715)
Hartford Total Return Bond HLS Fund	122,243	(41,005)	81,238	63,609	(130,240)	(66,631)
Hartford Value HLS Fund	195	(4,230)	(4,035)	1,897	(1,417)	480
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	1,369	(539)	830	17,327	(453)	16,874
Invesco Oppenheimer V.I. Global Fund (a)	5,584	(1,879)	3,705	3,412	(700)	2,712
Invesco Oppenheimer V.I. International Growth Fund (a)	4,020	(3,701)	319	5,709	(902)	4,807
Invesco Oppenheimer V.I. Main Street Small Cap Fund (a)	4,941	(2,343)	2,598	1,907	(729)	1,178
Invesco V.I. Balanced-Risk Allocation Fund	100,540	(15,164)	85,376	7,267	(25,105)	(17,838)
Invesco V.I. Comstock Fund	—	—	—	—	—	—
Invesco V.I. Core Equity Fund	214	(6,188)	(5,974)	3,858	(24,182)	(20,324)
Invesco V.I. Equity and Income Fund	1,853	(586)	1,267	8,918	(28,588)	(19,670)
Invesco V.I. Global Real Estate Fund	3,736	(4,953)	(1,217)	4,340	(2,430)	1,910
Invesco V.I. Government Money Market Fund	867,704	(870,697)	(2,993)	719,105	(1,715,192)	(996,087)
Invesco V.I. International Growth Fund	4,128	(19,999)	(15,871)	15,050	(38,375)	(23,325)
Invesco V.I. Mid Cap Core Equity Fund	7,837	(19,939)	(12,102)	8,959	(17,174)	(8,215)
Invesco V.I. Small Cap Equity Fund	5,002	(24,644)	(19,642)	9,804	(5,800)	4,004
Ivy VIP Core Equity	6	(11)	(5)	392	(55)	337
Ivy VIP International Core Equity	138	(5,610)	(5,472)	2,401	(11,278)	(8,877)
Ivy VIP Securian Real Estate Securities	66	(48)	18	212	(244)	(32)
Ivy VIP Value	—	—	—	409	—	409
Lord Abbett Bond Debenture Portfolio	57,920	(77,800)	(19,880)	81,239	(73,270)	7,969
Lord Abbett Fundamental Equity Portfolio	5,167	(15,780)	(10,613)	8,865	(20,595)	(11,730)
Lord Abbett Growth Opportunities Portfolio	19,932	(16,414)	3,518	11,164	(9,745)	1,419
Lord Abbett Mid Cap Stock Portfolio	43	(12,353)	(12,310)	13,872	(708)	13,164
Lord Abbett Short Duration Income Portfolio	126,321	(22,597)	103,724	1,621	(293,834)	(292,213)
MFS® Blended Research® Core Equity Portfolio	—	(3)	(3)	—	(5,272)	(5,272)
MFS® Blended Research® Small Cap Equity Portfolio	5,704	(6,844)	(1,140)	9,370	(452)	8,918
MFS® Global Real Estate Portfolio	1,343	(403)	940	360	(477)	(117)
MFS® Growth Series	27,006	(42,520)	(15,514)	33,754	(54,876)	(21,122)
MFS® International Intrinsic Value Portfolio (a)	8,509	(21,040)	(12,531)	26,253	(56,688)	(30,435)
MFS® Investors Trust Series	1,408	(11,196)	(9,788)	1,123	(4,366)	(3,243)
MFS® Mid Cap Growth Series	4,371	(5,202)	(831)	6,275	(1,903)	4,372
MFS® Mid Cap Value Portfolio	3,639	(3,555)	84	4,097	(1,121)	2,976
MFS® New Discovery Series	20,986	(18,749)	2,237	40,618	(33,867)	6,751
MFS® Research International Portfolio	—	(3)	(3)	—	(4)	(4)
MFS® Total Return Bond Series	1,251	(431)	820	383	(107)	276

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

	2019			2018
Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS® Utilities Series	350	(733)	(383)	1,546	(385)	1,161
MFS® Value Series	33,042	(32,426)	616	22,426	(38,546)	(16,120)
Oppenheimer Global Multi-Alternatives Fund/VA (b)	15	(4,627)	(4,612)	3,519	(1)	3,518
PIMCO All Asset Portfolio	4,807	(25,741)	(20,934)	9,574	(12,592)	(3,018)
PIMCO CommodityRealReturn® Strategy Portfolio	5,964	(341)	5,623	1,068	(783)	285
PIMCO Dynamic Bond Portfolio	5,743	(20)	5,723	36	—	36
PIMCO Emerging Markets Bond Portfolio	1,628	(2,184)	(556)	1,877	(2,417)	(540)
PIMCO Global Core Asset Allocation Portfolio (a)	—	—	—	2,766	(2,766)	—
PIMCO High Yield Portfolio	1,407	(5,150)	(3,743)	957	(82)	875
PIMCO International Bond Portfolio (U.S. Dollar- Hedged)	4,410	(4,083)	327	1,009	(3,001)	(1,992)
PIMCO Real Return Portfolio	37	(1,742)	(1,705)	875	(147)	728
PIMCO StocksPLUS® Global Portfolio	2,587	(13,673)	(11,086)	9,518	(14,361)	(4,843)
PIMCO Total Return Portfolio	122,842	(57,066)	65,776	35,733	(217,067)	(181,334)
Putnam VT Equity Income Fund	18,033	(47,847)	(29,814)	20,201	(12,143)	8,058
Putnam VT Global Asset Allocation Fund	—	—	—	1,071	—	1,071
Putnam VT Growth Opportunities Fund	17,131	(28,149)	(11,018)	19,630	(39,016)	(19,386)
Putnam VT Income Fund	47,990	(90,621)	(42,631)	52,990	(16,385)	36,605
Putnam VT International Value Fund	2,243	—	2,243	—	—	—
Putnam VT Mortgage Securities Fund	70	(36)	34	663	(175)	488
Putnam VT Multi-Asset Absolute Return Fund	—	(3)	(3)	804	(1)	803
Putnam VT Multi-Cap Core Fund	—	—	—	725	(725)	—
Putnam VT Small Cap Value Fund	2,801	(66)	2,735	6,168	(476)	5,692
Rational Trend Aggregation VA Fund	2,174	(7,155)	(4,981)	4,456	(6,793)	(2,337)
TOPS® Managed Risk Balanced ETF Portfolio	820	(429,355)	(428,535)	50,238	(674,998)	(624,760)
TOPS® Managed Risk Growth ETF Portfolio	13,804	(1,203,515)	(1,189,711)	60,044	(1,837,724)	(1,777,680)
TOPS® Managed Risk Moderate Growth ETF Portfolio	21,548	(798,272)	(776,724)	67,552	(1,149,507)	(1,081,955)

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

5.  Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2019 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Growth and Income Portfolio	$7,958	$2,641
AB VPS Real Estate Investment Portfolio (b)	8,778	94,665
American Century VP Capital Appreciation Fund	8,390	1,966
American Century VP Growth Fund	727,105	614,264
American Century VP Income and Growth Fund	12,659	3,138
American Century VP Mid Cap Value Fund	477,613	463,222
American Century VP Value Fund	556,882	361,079

Investment Portfolios	Purchases	Sales
American Funds Asset Allocation Fund	$157,642	$54,528
American Funds Blue Chip Income and Growth Fund	1,598,601	134,007
American Funds Bond Fund	178,723	23,543
American Funds Capital Income Builder®	44,695	388,260
American Funds Global Growth and Income Fund	619,693	647,994
American Funds Global Growth Fund	560,331	86,528
American Funds Growth Fund	3,837,152	2,781,420
American Funds Growth-Income Fund	3,988,219	2,386,386
American Funds International Fund	388,113	863,355
American Funds Managed Risk Asset Allocation Fund	68,225,634	95,359,353
American Funds New World Fund	514,705	504,945
BlackRock Basic Value V.I. Fund	4,760	442
BlackRock Capital Appreciation V.I. Fund	727,764	858,372
BlackRock Equity Dividend V.I. Fund	695,886	526,254
BlackRock Global Allocation V.I. Fund	323,020	653,795
BlackRock High Yield V.I. Fund	213,864	436,509
BlackRock Managed Volatility V.I. Fund	3,654,262	3,268,137
BlackRock S&P 500 Index V.I. Fund Class II	2,756,831	608,530
BlackRock S&P 500 Index V.I. Fund Class III	1,070,011	536,938
BlackRock Total Return V.I. Fund	72,292	48,247
BlackRock U.S. Government Bond V.I. Fund	414,963	78,145
Calvert VP EAFE International Index Portfolio	620,146	296,850
Calvert VP Investment Grade Bond Index Portfolio	29,221	19,105
Calvert VP Nasdaq 100 Index Portfolio	153,710	56,716
Calvert VP Russell 2000® Small Cap Index Portfolio	850,697	38,755
Calvert VP S&P MidCap 400 Index Portfolio	831,229	324,538
DFA VA Global Bond Portfolio	81,801	8,712
DFA VA International Value Portfolio	69,437	28,957
DFA VA US Large Value Portfolio	17,512	30,837
DFA VA US Targeted Value Portfolio	13,846	7,615
FT VIP Franklin Global Real Estate VIP Fund	8,169	17,374
FT VIP Franklin Income VIP Fund	2,420,001	368,929
FT VIP Franklin Mutual Global Discovery VIP Fund	5,732	623
FT VIP Franklin Mutual Shares VIP Fund	584,763	747,238
FT VIP Franklin Rising Dividends VIP Fund	1,077,997	748,452
FT VIP Franklin Small Cap Value VIP Fund	404,350	350,553
FT VIP Franklin Strategic Income VIP Fund	962,908	522,289
FT VIP Templeton Foreign Securities Fund	87,614	205,176
FT VIP Templeton Global Bond Securities Fund	1,034,394	567,955
FT VIP Templeton Growth Securities Fund	277,890	289,735
Global Atlantic American Funds® Managed Risk Portfolio	16,687,699	24,803,340
Global Atlantic Balanced Managed Risk Portfolio	5,922,170	13,107,793
Global Atlantic Blackrock Selects Managed Risk Portfolio (a)	4,288,068	35,646,373
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	16,391,440	36,816,329
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	1,734,453	3,818,110
Global Atlantic Growth Managed Risk Portfolio	11,963,588	66,196,988
Global Atlantic Moderate Growth Managed Risk Portfolio	4,005,918	15,519,163
Global Atlantic PIMCO Tactical Allocation Portfolio	1,835,659	3,387,122
Global Atlantic Select Advisor Managed Risk Portfolio	6,134,897	15,173,640
Global Atlantic Wellington Research Managed Risk Portfolio	32,686,050	53,274,495
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio (b)	675	12,662

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

Investment Portfolios	Purchases	Sales
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (b)	$1,183	$14,427
Goldman Sachs VIT Core Fixed Income Fund	50,703	123,858
Goldman Sachs VIT Global Trends Allocation Fund	435,646	124,170
Goldman Sachs VIT Growth Opportunities Fund	11,036	26,333
Goldman Sachs VIT High Quality Floating Rate Fund	8,817	237,929
Goldman Sachs VIT International Equity Insights Fund	26,853	2,751
Goldman Sachs VIT Mid Cap Value Fund	7,236	3,550
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	3,825	8,122
Goldman Sachs VIT Small Cap Equity Insights Fund	10,158	7,082
Goldman Sachs VIT U.S. Equity Insights Fund	177,087	54,506
Hartford Capital Appreciation HLS Fund	383,255	1,484,088
Hartford Dividend and Growth HLS Fund	343,519	1,075,094
Hartford Growth Opportunities HLS Fund	372,972	37,772
Hartford High Yield HLS Fund	214,456	171,251
Hartford International Opportunities HLS Fund	340,476	157,120
Hartford Total Return Bond HLS Fund	1,462,318	482,115
Hartford Value HLS Fund	42,580	72,013
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)	68,766	11,638
Invesco Oppenheimer V.I. Global Fund (a)	87,322	25,204
Invesco Oppenheimer V.I. International Growth Fund (a)	53,910	43,031
Invesco Oppenheimer V.I. Main Street Small Cap Fund (a)	81,664	31,333
Invesco V.I. Balanced-Risk Allocation Fund	1,235,800	195,081
Invesco V.I. Comstock Fund	10,794	726
Invesco V.I. Core Equity Fund	61,438	93,982
Invesco V.I. Equity and Income Fund	78,707	12,694
Invesco V.I. Global Real Estate Fund	55,900	59,324
Invesco V.I. Government Money Market Fund	8,555,355	8,508,106
Invesco V.I. International Growth Fund	152,844	262,171
Invesco V.I. Mid Cap Core Equity Fund	191,946	240,225
Invesco V.I. Small Cap Equity Fund	172,771	303,913
Ivy VIP Core Equity	866	220
Ivy VIP International Core Equity	141,915	73,588
Ivy VIP Securian Real Estate Securities	1,512	924
Ivy VIP Value	322	52
Lord Abbett Bond Debenture Portfolio	851,378	967,412
Lord Abbett Fundamental Equity Portfolio	140,911	274,331
Lord Abbett Growth Opportunities Portfolio	414,064	288,903
Lord Abbett Mid Cap Stock Portfolio	2,415	146,641
Lord Abbett Short Duration Income Portfolio	1,379,847	250,869
MFS® Blended Research® Core Equity Portfolio	3,022	382
MFS® Blended Research® Small Cap Equity Portfolio	132,238	104,236
MFS® Global Real Estate Portfolio	21,939	6,658
MFS® Growth Series	926,742	855,559
MFS® International Intrinsic Value Portfolio (a)	188,981	312,635
MFS® Investors Trust Series	61,751	196,982
MFS® Mid Cap Growth Series	103,515	87,691
MFS® Mid Cap Value Portfolio	163,802	57,344
MFS® New Discovery Series	650,915	334,049
MFS® Research International Portfolio	1,203	260
MFS® Total Return Bond Series	16,764	5,613
MFS® Utilities Series	10,984	11,513

Investment Portfolios	Purchases	Sales
MFS® Value Series	$635,291	$531,795
Oppenheimer Global Multi-Alternatives Fund/VA (b)	637	45,759
PIMCO All Asset Portfolio	61,508	289,902
PIMCO CommodityRealReturn® Strategy Portfolio	62,406	4,637
PIMCO Dynamic Bond Portfolio	66,424	947
PIMCO Emerging Markets Bond Portfolio	28,112	28,410
PIMCO Global Core Asset Allocation Portfolio (a)	556	306
PIMCO High Yield Portfolio	19,301	55,837
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	59,460	49,827
PIMCO Real Return Portfolio	1,262	19,003
PIMCO StocksPLUS® Global Portfolio	46,839	191,506
PIMCO Total Return Portfolio	1,456,885	656,174
Putnam VT Equity Income Fund	512,259	722,760
Putnam VT Global Asset Allocation Fund	687	155
Putnam VT Growth Opportunities Fund	438,994	465,455
Putnam VT Income Fund	596,166	1,020,368
Putnam VT International Value Fund	27,822	452
Putnam VT Mortgage Securities Fund	1,291	652
Putnam VT Multi-Asset Absolute Return Fund	—	222
Putnam VT Multi-Cap Core Fund	1,153	103
Putnam VT Small Cap Value Fund	64,844	3,373
Rational Trend Aggregation VA Fund	39,869	92,685
TOPS® Managed Risk Balanced ETF Portfolio	1,585,604	5,314,265
TOPS® Managed Risk Growth ETF Portfolio	8,793,769	15,326,841
TOPS® Managed Risk Moderate Growth ETF Portfolio	4,614,918	10,284,824

(a) Name change. See Note 1.

(b) Fund liquidation. See Note 1.

6.  Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Growth and Income Portfolio
2019	3,877	14.73	14.73	57,115	1.03	1.00	1.00	22.34	22.34
2018	3,903	12.04	12.04	46,979	0.81	1.00	1.00	(6.74)	(6.74)
2017	1,959	12.91	12.91	25,302	0.69	1.00	1.00	17.36	17.36
2016	392	11.00	11.00	4,313	0.80	1.00	1.00	10.00	10.00
2015	—	10.00	10.00	—	N/A	N/A	N/A	N/A	N/A

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Real Estate Investment Portfolio (b)
2019	—	12.48	12.54	—	2.83	1.00	1.15	13.97	14.00
2018	7,546	10.95	11.00	82,940	2.37	1.00	1.15	(5.52)	(5.42)
2017	30,501	11.59	11.63	353,784	1.85	1.00	1.15	5.17	5.34
2016	1,714	11.02	11.04	18,907	2.04	1.00	1.15	6.17	6.26
2015	—	10.38	10.39	—	N/A	N/A	N/A	N/A	N/A
American Century VP Capital Appreciation Fund
2019	3,448	15.47	15.82	54,372	N/A	0.65	1.00	33.94	34.52
2018	3,556	11.55	11.76	41,730	N/A	0.65	1.00	(6.33)	(6.00)
2017	4,070	12.33	12.51	50,836	N/A	0.65	1.00	20.53	20.87
2016	4,126	10.23	10.35	42,656	N/A	0.65	1.00	1.99	3.50
2015	2,589	10.03	10.03	25,963	N/A	1.00	1.15	0.30	0.30
American Century VP Growth Fund
2019	153,639	23.40	24.90	3,437,231	0.22	0.65	1.55	33.26	34.45
2018	162,936	17.56	18.52	2,751,694	0.11	0.65	1.55	(3.14)	(2.22)
2017	179,703	18.13	18.94	3,112,109	0.69	0.65	1.55	28.22	29.37
2016	210,308	14.14	14.64	2,874,256	N/A	0.65	1.55	2.61	3.54
2015	214,582	13.78	14.14	2,872,637	0.32	0.65	1.55	2.99	3.89
American Century VP Income and Growth Fund
2019	8,364	15.00	15.00	125,492	1.83	1.00	1.00	22.45	22.45
2018	8,448	12.25	12.25	103,456	1.68	1.00	1.00	(8.10)	(8.10)
2017	8,003	13.33	13.33	106,677	2.15	1.00	1.00	19.12	19.12
2016	5,908	11.19	11.19	66,120	3.55	1.00	1.00	12.01	12.01
2015	—	9.99	9.99	—	N/A	N/A	N/A	N/A	N/A
American Century VP Mid Cap Value Fund
2019	131,532	15.43	20.63	2,258,234	1.94	0.65	1.65	26.89	28.14
2018	148,178	12.16	16.10	1,979,512	1.25	0.65	1.65	(14.43)	(13.53)
2017	187,281	14.21	18.62	2,880,492	1.42	0.65	1.65	9.65	10.77
2016	155,863	12.96	16.81	2,227,335	1.55	0.65	1.65	20.78	21.90
2015	157,073	10.73	13.79	1,865,496	1.49	0.65	1.65	(3.25)	(2.20)
American Century VP Value Fund
2019	154,267	14.33	19.27	2,416,473	1.95	0.65	1.65	24.83	26.11
2018	151,646	11.48	15.28	1,873,009	1.50	0.65	1.65	(10.73)	(9.91)
2017	183,995	12.86	16.96	2,512,511	1.56	0.65	1.65	6.81	7.89
2016	134,225	12.04	15.72	1,737,112	1.64	0.65	1.65	18.27	19.54
2015	102,484	10.18	13.15	1,201,585	2.01	0.65	1.65	(5.57)	(4.64)
American Funds Asset Allocation Fund
2019	147,033	13.75	14.24	2,032,101	1.74	0.30	1.15	19.57	20.58
2018	147,642	11.50	11.81	1,702,651	1.52	0.30	1.15	(5.89)	(5.14)
2017	123,488	12.22	12.45	1,510,314	1.46	0.30	1.15	14.53	15.60
2016	78,180	10.67	10.77	834,032	2.15	0.30	1.15	7.89	7.70
2015	—	9.89	10.00	—	N/A	N/A	N/A	N/A	N/A
American Funds Blue Chip Income and Growth Fund
2019	296,727	14.45	14.96	4,315,422	2.15	0.30	1.15	19.72	20.65
2018	210,851	12.07	12.40	2,558,647	2.24	0.30	1.15	(9.99)	(9.16)
2017	144,901	13.41	13.45	1,947,753	2.03	1.00	1.15	15.40	15.55
2016	88,937	11.62	11.64	1,035,409	2.75	1.00	1.15	17.14	17.34
2015	—	9.92	9.92	—	N/A	N/A	N/A	N/A	N/A

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds Bond Fund
2019	62,143	10.93	11.00	680,768	2.73	1.00	1.15	7.79	8.06
2018	48,691	10.14	10.18	494,462	2.07	1.00	1.15	(1.93)	(1.93)
2017	54,353	10.34	10.38	562,900	2.84	1.00	1.15	2.07	2.27
2016	13,511	10.13	10.15	136,901	2.04	1.00	1.15	1.60	1.81
2015	—	9.97	9.97	—	N/A	N/A	N/A	N/A	N/A
American Funds Capital Income Builder®
2019	111,153	12.07	12.50	1,351,606	2.57	0.30	1.15	16.28	17.26
2018	143,319	10.38	10.66	1,495,596	2.68	0.30	1.15	(8.30)	(7.55)
2017	161,978	11.32	11.36	1,838,831	2.50	1.00	1.15	11.31	11.59
2016	24,920	10.17	10.18	253,380	3.98	1.00	1.15	2.62	2.72
2015	—	9.91	9.91	—	N/A	N/A	N/A	N/A	N/A
American Funds Global Growth and Income Fund
2019	124,120	14.63	18.64	1,935,564	1.80	0.65	1.65	28.67	29.90
2018	135,152	11.37	14.35	1,614,401	1.31	0.65	1.65	(11.38)	(10.48)
2017	264,945	12.83	16.03	3,605,997	2.90	0.65	1.65	23.72	25.04
2016	187,148	10.37	12.82	2,102,737	2.09	0.65	1.65	5.28	6.30
2015	133,491	9.85	12.06	1,417,793	2.03	0.65	1.65	(3.15)	(2.19)
American Funds Global Growth Fund
2019	166,126	15.29	15.83	2,595,288	1.02	0.30	1.15	33.30	34.49
2018	140,867	11.47	11.77	1,650,898	0.56	0.30	1.15	(10.25)	(9.53)
2017	108,664	12.82	13.01	1,411,535	0.91	0.30	1.00	29.76	30.75
2016	2,777	9.88	10.31	28,041	1.78	0.65	1.00	(0.60)	3.10
2015	—	9.94	10.00	—	N/A	N/A	N/A	N/A	N/A
American Funds Growth Fund
2019	800,307	19.07	17.93	16,057,838	0.58	0.30	1.65	28.24	30.12
2018	807,042	14.87	13.78	12,778,939	0.26	0.30	1.65	(2.11)	(0.86)
2017	790,929	15.19	13.90	13,017,809	0.46	0.30	1.65	25.85	27.64
2016	609,723	12.07	10.89	8,285,169	0.59	0.30	1.65	7.48	8.90
2015	601,736	11.23	14.13	7,755,185	0.83	0.65	1.65	4.86	5.92
American Funds Growth-Income Fund
2019	605,331	16.71	13.84	10,451,105	1.59	0.30	1.65	23.78	25.48
2018	537,474	13.50	11.03	7,808,518	1.29	0.30	1.65	(3.64)	(2.30)
2017	502,931	14.01	18.80	7,989,212	1.18	0.65	1.65	20.05	21.29
2016	626,889	11.67	15.50	8,271,657	1.45	0.65	1.65	9.47	10.56
2015	468,773	10.66	14.02	5,828,225	1.55	0.65	1.65	(0.47)	0.57
American Funds International Fund
2019	192,441	14.13	14.01	2,709,584	1.18	0.30	1.55	20.77	22.25
2018	236,906	11.70	11.46	2,737,445	1.56	0.30	1.55	(14.72)	(13.64)
2017	224,325	13.72	14.34	3,028,169	1.36	0.65	1.55	29.80	31.08
2016	209,482	10.57	10.94	2,216,423	1.23	0.65	1.55	1.63	2.53
2015	219,149	10.40	10.67	2,271,058	1.48	0.65	1.55	(6.22)	(5.41)
American Funds Managed Risk Asset Allocation Fund
2019	52,831,615	12.31	15.59	733,564,291	2.34	0.75	1.75	15.91	17.04
2018	57,990,365	10.62	13.32	689,966,996	1.34	0.75	1.75	(6.51)	(5.60)
2017	61,880,609	11.36	14.11	784,134,020	0.77	0.75	1.75	12.81	13.97
2016	59,585,124	10.07	12.38	666,321,200	1.33	0.75	1.75	5.45	6.45
2015	53,001,858	9.55	11.63	563,893,102	1.52	0.75	1.75	(4.50)	(1.77)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
American Funds New World Fund
2019	128,456	12.18	14.47	1,766,556	0.82	0.65	1.65	26.74	28.05
2018	134,682	9.61	11.30	1,429,225	0.69	0.65	1.65	(15.70)	(14.85)
2017	124,135	11.40	13.27	1,550,939	0.92	0.65	1.65	26.95	28.21
2016	71,214	8.98	10.35	684,290	0.70	0.65	1.65	3.34	3.50
2015	66,480	8.69	9.52	605,915	0.56	0.65	1.65	(4.92)	(3.94)
BlackRock Basic Value V.I. Fund
2019	3,319	13.38	13.47	44,626	2.22	1.00	1.15	22.08	22.34
2018	3,301	10.96	11.01	36,310	1.73	1.00	1.15	(9.20)	(9.01)
2017	1,025	12.07	12.10	12,375	0.40	1.00	1.15	6.81	6.89
2016	4,569	11.30	11.32	51,696	3.24	1.00	1.15	16.37	16.58
2015	—	9.71	9.71	—	N/A	N/A	N/A	N/A	N/A
BlackRock Capital Appreciation V.I. Fund
2019	93,118	19.44	25.57	1,928,286	N/A	0.65	1.65	29.43	30.66
2018	114,933	15.02	19.57	1,831,004	N/A	0.65	1.65	0.40	1.45
2017	118,027	14.96	19.29	1,891,420	N/A	0.65	1.65	30.77	32.12
2016	134,507	11.44	14.60	1,660,787	N/A	0.65	1.65	(1.72)	(0.82)
2015	92,727	11.64	14.72	1,226,169	N/A	0.65	1.65	4.86	5.98
BlackRock Equity Dividend V.I. Fund
2019	163,381	15.17	19.65	2,849,696	1.80	0.65	1.15	26.00	26.69
2018	164,431	12.04	15.51	2,296,027	1.67	0.65	1.15	(8.44)	(8.06)
2017	202,131	13.15	16.87	3,027,608	1.61	0.65	1.15	15.15	15.79
2016	166,137	12.00	14.57	2,225,948	1.62	0.65	1.10	14.83	15.27
2015	151,301	10.45	12.64	1,814,066	1.49	0.65	1.10	(1.88)	(1.48)
BlackRock Global Allocation V.I. Fund
2019	341,344	13.01	13.84	4,374,824	1.28	0.65	1.55	15.95	16.99
2018	387,348	11.22	11.83	4,235,752	0.80	0.65	1.55	(9.00)	(8.22)
2017	430,767	12.33	12.89	5,158,169	1.39	0.65	1.55	11.99	12.97
2016	327,880	11.01	11.41	3,534,094	1.21	0.65	1.55	2.23	3.16
2015	385,787	9.73	11.06	4,027,875	1.11	0.65	1.65	(2.60)	(1.60)
BlackRock High Yield V.I. Fund
2019	87,897	12.47	12.92	1,125,558	5.15	0.40	1.25	13.47	14.44
2018	110,941	11.30	11.29	1,241,387	5.23	0.40	1.65	(4.48)	(3.26)
2017	108,510	11.83	11.67	1,262,729	4.91	0.40	1.65	5.25	6.58
2016	98,112	11.24	10.95	1,076,886	5.22	0.40	1.65	10.96	9.50
2015	121,389	9.18	10.39	1,192,710	4.85	0.75	1.75	(8.20)	(4.59)
BlackRock Managed Volatility V.I. Fund
2019	1,967,580	9.94	10.10	19,811,671	3.13	0.65	1.55	0.30	1.20
2018	1,977,130	9.91	9.98	19,703,737	1.53	0.65	1.55	(0.90)	(0.20)
BlackRock S&P 500 Index V.I. Fund Class II
2019	330,477	16.08	16.65	5,335,413	2.57	0.30	1.15	29.68	30.79
2018	208,892	12.40	12.73	2,597,994	1.26	0.30	1.15	(5.85)	(5.07)
2017	82,864	13.17	13.41	1,092,595	2.49	0.30	1.15	19.95	20.92
2016	27,452	10.98	10.84	300,589	1.30	0.65	1.15	10.24	8.40
2015	—	9.96	10.00	—	N/A	N/A	N/A	N/A	N/A
BlackRock S&P 500 Index V.I. Fund Class III
2019	239,953	12.21	12.30	2,942,572	2.16	0.65	1.10	29.62	30.16
2018	209,875	9.42	9.45	1,981,085	0.87	0.65	1.10	(5.80)	(5.50)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
BlackRock Total Return V.I. Fund
2019	120,967	10.91	10.88	1,328,009	2.62	0.65	1.15	7.81	8.47
2018	121,000	10.12	10.03	1,228,995	2.47	0.65	1.15	(1.84)	(1.38)
2017	132,625	10.34	10.17	1,370,467	2.22	0.65	1.00	2.17	2.52
2016	97,635	10.12	9.92	988,030	1.80	0.65	1.00	1.40	(0.80)
2015	—	9.98	10.00	—	N/A	N/A	N/A	N/A	N/A
BlackRock U.S. Government Bond V.I. Fund
2019	47,543	10.09	10.68	497,021	1.94	0.75	1.75	4.34	5.33
2018	14,802	9.67	10.04	146,814	1.82	0.75	1.75	(1.83)	(0.79)
2017	24,292	9.85	10.21	242,971	1.79	0.75	1.75	(0.51)	0.39
2016	30,797	9.90	10.17	309,377	1.47	0.75	1.75	(0.80)	0.20
2015	37,805	9.98	10.05	377,638	1.80	0.75	1.75	(1.67)	(0.69)
Calvert VP EAFE International Index Portfolio
2019	69,589	12.27	12.71	875,998	3.14	0.65	1.15	19.59	20.25
2018	43,688	10.26	10.57	450,405	2.49	0.65	1.15	(14.78)	(14.41)
2017	65,325	12.04	12.35	787,899	3.02	0.65	1.15	22.98	23.75
2016	2,513	9.79	9.98	24,887	10.34	0.65	1.15	(0.91)	(0.20)
2015	—	9.88	10.00	—	N/A	N/A	N/A	N/A	N/A
Calvert VP Investment Grade Bond Index Portfolio
2019	29,823	10.31	10.69	321,387	3.25	0.75	1.75	6.29	7.33
2018	29,521	9.70	9.96	297,237	3.23	0.75	1.75	(2.32)	(1.39)
2017	48,195	9.93	10.10	494,834	4.74	0.75	1.75	1.43	2.43
2016	10,495	9.79	9.86	104,942	7.69	0.75	1.75	(2.10)	(1.40)
2015	—	10.00	10.00	—	N/A	N/A	N/A	N/A	N/A
Calvert VP Nasdaq 100 Index Portfolio
2019	132,534	18.44	18.55	2,458,776	0.53	1.10	1.25	36.69	36.90
2018	129,028	13.49	13.55	1,748,255	0.55	1.10	1.25	(1.96)	(1.81)
2017	140,744	13.76	13.83	1,942,077	0.59	1.00	1.25	30.43	30.72
2016	92,966	10.55	10.57	982,341	1.12	1.10	1.25	4.98	5.17
2015	—	10.05	10.05	—	N/A	N/A	N/A	N/A	N/A
Calvert VP Russell 2000® Small Cap Index Portfolio
2019	135,335	14.27	14.74	1,965,955	1.12	0.65	1.15	23.44	23.97
2018	86,402	11.56	11.89	1,009,942	1.04	0.65	1.15	(12.49)	(11.99)
2017	104,381	13.21	13.51	1,386,655	1.07	0.65	1.15	12.81	13.34
2016	12,641	11.71	11.92	150,340	3.79	0.65	1.15	19.25	19.20
2015	—	9.82	10.00	—	N/A	N/A	N/A	N/A	N/A
Calvert VP S&P MidCap 400 Index Portfolio
2019	112,791	14.45	14.97	1,618,281	1.30	0.30	1.15	24.14	25.17
2018	82,505	11.64	11.96	954,702	1.52	0.30	1.15	(12.61)	(11.80)
2017	54,039	13.32	13.56	711,672	0.88	0.30	1.15	14.33	15.21
2016	14,736	11.65	11.30	167,757	3.42	0.65	1.15	18.51	13.00
2015	—	9.83	10.00	—	N/A	N/A	N/A	N/A	N/A
DFA VA Global Bond Portfolio
2019	37,191	10.25	10.30	382,888	2.78	1.35	1.50	2.60	2.79
2018	30,551	9.99	10.02	305,992	0.83	1.35	1.50	0.20	0.40
2017	263,514	9.97	9.98	2,627,257	3.25	1.35	1.50	(0.30)	(0.20)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
DFA VA International Value Portfolio
2019	31,755	10.79	10.83	343,982	3.67	1.35	1.50	14.18	14.24
2018	28,458	9.45	9.48	269,684	0.44	1.35	1.50	(18.32)	(18.21)
2017	233,224	11.57	11.59	2,699,578	5.11	1.35	1.50	15.70	15.90
DFA VA US Large Value Portfolio
2019	45,408	12.13	12.17	552,787	2.13	1.35	1.50	23.90	24.06
2018	47,388	9.79	9.81	464,823	1.01	1.35	1.50	(13.36)	(13.34)
2017	132,437	11.30	11.32	1,497,233	3.34	1.35	1.50	13.00	13.20
DFA VA US Targeted Value Portfolio
2019	26,965	10.89	10.93	294,824	1.49	1.35	1.50	20.73	20.91
2018	27,104	9.02	9.04	245,082	0.14	1.35	1.50	(17.10)	(17.06)
2017	266,803	10.88	10.90	2,904,294	1.97	1.35	1.50	8.80	9.00
FT VIP Franklin Global Real Estate VIP Fund
2019	5,512	12.42	12.50	68,866	2.69	1.10	1.25	20.82	21.12
2018	6,539	10.28	10.32	67,472	2.68	1.10	1.25	(7.89)	(7.86)
2017	6,357	11.16	11.20	71,160	3.96	1.10	1.25	9.09	9.27
2016	—	10.23	10.34	—	N/A	N/A	N/A	N/A	N/A
2015	—	10.30	10.31	—	N/A	N/A	N/A	N/A	N/A
FT VIP Franklin Income VIP Fund
2019	421,996	12.55	13.32	5,164,264	6.07	0.30	1.65	14.19	15.73
2018	267,522	10.99	11.51	2,881,455	4.67	0.30	1.65	(5.99)	(4.72)
2017	269,756	11.69	12.08	3,085,493	3.98	0.30	1.65	7.74	9.22
2016	253,124	10.85	11.06	2,654,016	4.65	0.30	1.65	8.50	10.60
2015	237,499	8.87	10.55	2,196,823	4.29	0.65	1.65	(8.74)	(7.70)
FT VIP Franklin Mutual Global Discovery VIP Fund
2019	4,102	12.73	12.73	52,233	1.46	1.00	1.00	23.00	23.00
2018	4,101	10.30	10.35	42,436	1.88	1.00	1.15	(12.34)	(12.21)
2017	6,529	11.75	11.79	76,860	1.97	1.00	1.15	7.31	7.47
2016	2,511	10.95	10.95	27,499	N/A	1.15	1.15	10.72	10.72
2015	2,477	9.89	9.89	24,501	N/A	1.00	1.15	(1.10)	(1.10)
FT VIP Franklin Mutual Shares VIP Fund
2019	138,789	12.47	16.52	2,123,888	1.57	0.65	1.65	20.48	21.65
2018	165,207	10.35	13.58	2,090,172	2.25	0.65	1.65	(10.70)	(9.77)
2017	178,911	11.59	15.05	2,543,743	2.11	0.65	1.65	6.53	7.58
2016	201,879	10.88	13.99	2,678,274	1.80	0.65	1.65	14.05	15.14
2015	236,524	9.54	12.15	2,745,992	3.01	0.65	1.65	(6.65)	(5.67)
FT VIP Franklin Rising Dividends VIP Fund
2019	147,325	16.14	16.67	2,601,722	1.25	0.30	1.65	26.99	28.83
2018	149,872	12.71	12.94	2,084,849	1.26	0.30	1.65	(6.68)	(5.48)
2017	187,642	12.69	13.69	2,761,864	1.52	0.30	1.65	18.38	20.09
2016	147,385	10.72	14.51	1,890,325	1.30	0.65	1.65	7.20	15.16
2015	136,739	10.09	12.60	1,570,861	1.50	0.65	1.65	(5.26)	(4.33)
FT VIP Franklin Small Cap Value VIP Fund
2019	104,512	13.50	18.07	1,586,033	0.96	0.65	1.65	24.08	25.40
2018	120,012	10.88	14.41	1,452,668	0.74	0.65	1.65	(14.40)	(13.56)
2017	159,604	12.71	16.67	2,233,762	0.44	0.65	1.65	8.73	9.89
2016	135,833	11.69	15.17	1,773,695	0.64	0.65	1.65	28.04	29.22
2015	120,357	9.13	11.74	1,260,068	0.50	0.65	1.65	(9.06)	(8.07)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Strategic Income VIP Fund
2019	138,604	10.32	11.38	1,494,347	5.25	0.65	1.65	6.17	7.26
2018	102,072	9.72	10.61	1,033,522	2.36	0.65	1.65	(3.86)	(2.93)
2017	142,295	10.11	10.93	1,485,301	2.24	0.65	1.65	2.74	3.80
2016	95,147	9.84	10.53	972,392	3.29	0.65	1.65	6.15	7.23
2015	129,339	9.27	9.82	1,231,438	6.08	0.65	1.65	(5.50)	(4.66)
FT VIP Templeton Foreign Securities Fund
2019	87,659	10.54	11.21	956,499	1.47	0.65	1.55	10.83	11.76
2018	101,432	9.51	10.03	980,465	2.39	0.65	1.55	(16.87)	(16.07)
2017	72,749	9.59	11.95	845,745	1.72	0.65	1.65	14.71	15.79
2016	83,561	9.96	10.32	843,947	1.82	0.65	1.55	5.40	6.39
2015	85,133	9.45	9.70	810,328	2.89	0.65	1.55	(8.07)	(7.27)
FT VIP Templeton Global Bond Securities Fund
2019	420,299	10.22	10.79	4,221,913	6.57	0.65	1.15	0.69	1.22
2018	397,241	9.54	10.66	3,964,035	N/A	0.65	1.55	0.32	1.23
2017	360,772	10.36	10.53	3,547,492	N/A	0.65	1.65	0.10	1.06
2016	304,018	10.35	10.42	2,950,405	N/A	0.65	1.65	3.50	4.20
2015	310,491	9.37	9.62	2,955,223	7.28	0.65	1.65	(6.02)	(5.03)
FT VIP Templeton Growth Securities Fund
2019	72,816	10.15	13.68	930,458	2.72	0.65	1.65	13.03	14.19
2018	92,636	8.98	11.98	1,016,092	1.85	0.65	1.65	(16.23)	(15.46)
2017	103,660	10.72	14.17	1,355,726	1.46	0.65	1.65	16.40	17.59
2016	122,082	9.21	12.05	1,378,963	1.95	0.65	1.65	7.72	8.75
2015	148,475	8.55	11.08	1,541,648	2.35	0.65	1.65	(8.06)	(7.12)
Global Atlantic American Funds® Managed Risk Portfolio
2019	17,796,931	11.85	13.67	230,883,738	1.74	0.65	1.65	14.83	15.95
2018	19,355,564	10.32	11.79	216,922,311	1.26	0.65	1.65	(6.27)	(5.38)
2017	20,253,705	11.01	12.46	240,384,678	1.24	0.65	1.65	12.23	13.38
2016	20,708,075	9.81	10.99	217,548,631	1.32	0.65	1.65	4.03	5.07
2015	18,939,716	9.43	10.46	191,110,274	0.89	0.65	1.65	(5.70)	(2.52)
Global Atlantic Balanced Managed Risk Portfolio
2019	6,848,169	11.21	12.75	83,406,035	1.55	0.65	1.65	12.44	13.54
2018	7,613,253	9.97	11.23	81,758,766	1.19	0.65	1.65	(7.17)	(6.26)
2017	8,350,810	10.74	11.98	95,885,441	1.22	0.65	1.65	9.93	11.03
2016	9,760,897	9.77	10.79	101,006,897	0.85	0.65	1.65	1.88	2.96
2015	8,207,333	9.59	10.48	83,277,911	0.42	0.65	1.65	(4.10)	(1.78)
Global Atlantic Blackrock Selects Managed Risk Portfolio (a)
2019	22,056,429	10.24	11.69	243,797,003	0.49	0.65	1.65	13.40	14.50
2018	25,017,622	9.03	10.21	241,733,071	1.71	0.65	1.65	(9.34)	(8.43)
2017	27,099,551	9.96	11.15	285,793,861	0.63	0.65	1.65	10.79	11.84
2016	29,073,694	8.99	9.97	274,258,636	1.35	0.65	1.65	(1.64)	(0.30)
2015	28,650,292	9.14	9.69	272,591,065	1.78	0.65	1.65	(8.60)	(4.15)
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
2019	22,139,100	12.22	13.85	292,260,386	1.23	0.35	1.70	18.30	20.02
2018	23,894,453	10.33	11.54	264,211,414	0.95	0.35	1.70	(7.35)	(6.18)
2017	25,557,465	11.15	12.30	302,709,105	1.02	0.35	1.70	13.31	14.85
2016	22,757,165	9.84	10.71	236,116,501	0.80	0.35	1.70	7.66	7.10
2015	16,885,499	9.14	9.72	162,089,391	0.45	0.70	1.70	(8.60)	(7.34)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
2019	2,882,418	10.70	11.68	32,584,669	0.93	0.70	1.70	12.28	13.40
2018	3,084,447	9.53	10.30	30,728,580	0.44	0.70	1.70	(7.30)	(6.36)
2017	3,257,887	10.28	11.00	34,638,288	0.32	0.70	1.70	6.20	7.21
2016	3,117,325	9.68	10.26	30,784,090	0.00	0.70	1.70	2.43	2.60
2015	1,710,851	9.38	9.52	16,243,381	0.07	0.70	1.70	(6.20)	(4.80)
Global Atlantic Growth Managed Risk Portfolio
2019	35,382,486	11.24	12.59	431,471,240	1.37	0.70	1.70	15.16	16.25
2018	40,321,048	9.76	10.83	423,487,524	1.02	0.70	1.70	(8.96)	(7.99)
2017	42,812,341	10.72	11.77	489,552,168	1.33	0.70	1.70	15.64	16.88
2016	47,673,864	9.27	10.07	467,560,106	1.00	0.70	1.70	0.54	0.70
2015	47,513,315	9.22	9.85	461,415,246	0.33	0.70	1.70	(7.80)	(5.83)
Global Atlantic Moderate Growth Managed Risk Portfolio
2019	11,575,974	11.40	12.74	143,219,361	1.43	0.65	1.65	14.11	15.19
2018	12,637,726	9.99	11.06	135,965,879	1.08	0.65	1.65	(8.10)	(7.14)
2017	13,190,458	10.87	11.91	153,132,377	1.19	0.65	1.65	12.64	13.75
2016	13,915,812	9.65	10.47	142,433,623	0.91	0.65	1.65	2.33	3.36
2015	12,789,452	9.43	10.13	127,665,426	0.32	0.65	1.65	(5.70)	(3.25)
Global Atlantic PIMCO Tactical Allocation Portfolio
2019	2,202,408	11.53	12.58	26,889,801	1.03	0.75	1.75	16.35	17.46
2018	2,342,320	9.91	10.71	24,351,414	1.01	0.75	1.75	(8.24)	(7.27)
2017	2,282,598	10.80	11.55	25,502,273	0.34	0.75	1.75	12.97	14.02
2016	2,079,873	9.56	10.13	20,319,031	1.19	0.75	1.75	1.92	1.30
2015	963,710	9.38	9.48	9,100,490	1.90	0.75	1.75	(6.20)	(5.20)
Global Atlantic Select Advisor Managed Risk Portfolio
2019	8,656,989	11.98	13.80	114,363,467	1.13	0.70	1.70	17.91	19.17
2018	9,704,195	10.16	11.58	107,785,968	0.93	0.70	1.70	(7.64)	(6.69)
2017	10,051,004	11.00	12.41	119,942,963	1.21	0.70	1.70	13.05	14.17
2016	10,538,262	9.73	10.87	110,452,871	1.13	0.70	1.70	3.40	4.42
2015	10,462,500	9.41	10.41	105,731,508	0.43	0.70	1.70	(5.90)	(3.52)
Global Atlantic Wellington Research Managed Risk Portfolio
2019	33,205,730	12.22	14.57	448,463,815	0.93	0.65	1.65	17.39	18.55
2018	36,332,745	10.41	12.29	414,883,003	0.66	0.65	1.65	(6.64)	(5.68)
2017	39,393,856	11.15	13.03	478,679,432	0.55	0.65	1.65	12.17	13.21
2016	38,583,508	9.94	11.51	415,569,217	0.27	0.65	1.65	2.90	4.07
2015	31,984,876	9.66	11.06	335,259,746	0.06	0.65	1.65	(3.40)	0.09
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio (b)
2019	—	11.36	11.36	—	0.80	0.65	0.65	7.07	7.07
2018	1,112	10.61	10.61	11,797	4.38	0.65	0.65	(4.41)	(4.41)
2017	1,104	11.10	11.10	12,249	1.83	0.65	0.65	8.72	8.72
2016	1,059	10.21	10.21	10,806	N/A	0.65	0.65	2.10	2.10
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio (b)
2019	—	14.10	14.10	—	0.61	0.65	0.65	11.73	11.73
2018	1,021	12.50	12.62	12,878	3.95	0.65	1.00	4.34	4.73
2017	23,278	11.98	12.05	279,024	0.44	0.65	1.00	15.19	15.53
2016	20,170	10.40	10.43	209,817	N/A	0.65	1.00	4.00	4.30

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Core Fixed Income Fund
2019	184,925	10.83	10.89	2,014,091	2.54	1.15	1.30	7.65	7.72
2018	194,677	10.06	10.11	1,967,729	3.42	1.15	1.30	(2.14)	(1.94)
2017	211,793	10.28	10.31	2,183,799	2.60	1.15	1.30	1.78	1.98
2016	174,479	10.10	10.11	1,764,474	1.67	1.15	1.30	1.41	1.51
2015	—	9.96	9.96	—	N/A	N/A	N/A	N/A	N/A
Goldman Sachs VIT Global Trends Allocation Fund
2019	56,442	12.10	11.94	677,880	1.70	0.65	1.00	10.81	11.28
2018	31,870	10.51	10.73	346,809	0.60	0.65	1.10	(5.40)	(4.96)
2017	38,485	11.11	11.29	439,534	0.40	0.65	1.10	11.88	12.34
2016	9,267	10.29	10.05	95,301	1.32	0.65	1.00	3.31	3.72
2015	343	9.69	9.69	3,326	0.02	0.65	0.65	(6.47)	(6.47)
Goldman Sachs VIT Growth Opportunities Fund
2019	3,615	15.76	15.86	57,312	N/A	1.00	1.15	32.55	32.72
2018	5,324	11.89	11.95	63,511	N/A	1.00	1.15	(5.48)	(5.31)
2017	2,069	12.62	12.62	26,107	N/A	1.00	1.00	25.70	25.70
2016	1,092	10.04	10.04	10,969	N/A	1.00	1.00	0.40	0.40
2015	148	10.00	10.00	1,478	N/A	1.00	1.00	0.00	0.00
Goldman Sachs VIT High Quality Floating Rate Fund
2019	12,657	10.07	10.31	128,374	1.73	0.65	1.15	0.70	1.18
2018	35,620	10.00	10.19	356,932	1.91	0.65	1.15	0.20	0.79
2017	16,838	9.98	10.11	168,558	1.32	0.65	1.15	0.10	0.60
2016	7,101	9.97	10.05	71,008	1.21	0.65	1.15	(0.20)	0.50
2015	—	9.99	10.00	—	N/A	N/A	N/A	N/A	N/A
Goldman Sachs VIT International Equity Insights Fund
2019	12,780	11.72	11.72	149,797	2.39	0.65	0.65	17.43	17.43
2018	10,727	9.98	9.98	107,044	1.60	0.65	0.65	(17.11)	(17.11)
2017	8,825	11.92	12.04	106,222	1.37	0.65	1.00	24.95	25.42
2016	1,595	9.54	9.54	15,213	2.21	1.00	1.00	(3.83)	(3.83)
2015	—	9.92	9.92	—	N/A	N/A	N/A	N/A	N/A
Goldman Sachs VIT Mid Cap Value Fund
2019	13,201	13.57	13.65	180,217	0.57	1.00	1.15	29.73	29.88
2018	13,351	10.46	10.51	140,354	0.24	1.00	1.15	(11.73)	(11.61)
2017	53,982	11.85	11.89	640,441	0.65	1.00	1.15	9.52	9.69
2016	13,671	10.82	10.84	148,047	1.26	1.00	1.15	12.01	12.22
2015	—	9.66	9.66	—	N/A	N/A	N/A	N/A	N/A
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2019	10,363	9.39	9.63	97,828	2.48	0.65	1.10	7.44	7.96
2018	10,991	8.74	8.92	96,473	2.15	0.65	1.10	(8.10)	(7.76)
2017	12,553	9.51	9.67	119,835	1.93	0.65	1.10	3.93	4.54
2016	12,927	9.15	9.26	118,548	0.52	0.65	1.10	(0.76)	(0.32)
2015	23,231	9.22	9.29	215,111	1.86	0.65	1.10	(5.92)	(5.49)
Goldman Sachs VIT Small Cap Equity Insights Fund
2019	26,598	14.62	14.62	388,823	0.22	1.00	1.00	23.27	23.27
2018	26,747	11.86	11.86	317,130	0.21	1.00	1.00	(9.74)	(9.74)
2017	18,801	13.14	13.14	246,967	0.43	1.00	1.00	10.14	10.14
2016	10,061	11.93	11.93	120,017	2.17	1.00	1.00	21.73	21.73
2015	99	9.80	9.80	969	0.25	1.00	1.00	(2.00)	(2.00)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT U.S. Equity Insights Fund
2019	175,631	15.29	15.29	2,685,594	1.07	1.00	1.00	23.71	23.71
2018	173,476	12.36	12.36	2,144,691	0.95	1.00	1.00	(7.35)	(7.35)
2017	178,109	13.34	13.34	2,375,209	1.33	1.00	1.00	22.61	22.61
2016	133,303	10.88	10.88	1,450,274	2.23	1.00	1.00	9.35	9.35
2015	—	9.95	9.95	—	N/A	N/A	N/A	N/A	N/A
Hartford Capital Appreciation HLS Fund
2019	130,096	15.09	21.07	2,289,769	0.77	0.70	1.70	28.75	30.06
2018	227,188	11.72	16.20	2,876,359	0.64	0.70	1.70	(8.72)	(7.85)
2017	247,415	12.84	17.58	3,394,785	0.87	0.70	1.70	19.78	20.99
2016	238,412	10.72	14.53	2,740,315	0.80	0.70	1.70	3.47	4.46
2015	297,231	10.36	13.91	3,331,549	0.78	0.70	1.70	(0.96)	0.07
Hartford Dividend and Growth HLS Fund
2019	102,535	16.02	21.77	2,015,375	1.41	0.65	1.65	26.24	27.46
2018	166,749	12.69	17.08	2,428,822	1.61	0.65	1.65	(7.10)	(6.15)
2017	185,171	13.66	18.20	2,872,276	1.41	0.65	1.65	16.16	17.34
2016	198,639	11.76	15.51	2,653,020	1.71	0.65	1.65	12.75	13.79
2015	230,455	10.43	13.63	2,777,543	1.80	0.65	1.65	(3.07)	(2.01)
Hartford Growth Opportunities HLS Fund
2019	19,527	19.64	20.66	396,849	N/A	0.65	1.55	28.37	29.45
2018	6,395	15.30	15.96	99,664	N/A	0.65	1.55	(1.29)	(0.31)
2017	9,568	15.50	16.01	150,752	N/A	0.65	1.55	28.21	29.22
2016	14,261	12.09	12.39	174,597	0.14	0.65	1.55	(2.34)	(1.35)
2015	19,095	12.38	12.56	238,277	N/A	0.65	1.55	9.75	10.76
Hartford High Yield HLS Fund
2019	57,239	11.61	13.28	703,621	5.85	0.65	1.65	12.83	13.99
2018	56,513	10.29	11.65	608,883	6.02	0.65	1.65	(5.25)	(4.27)
2017	64,980	10.86	12.17	731,208	6.83	0.65	1.65	5.54	6.57
2016	29,378	10.29	11.42	316,609	5.75	0.65	1.65	12.09	13.29
2015	37,430	9.13	10.08	353,474	7.22	0.65	1.65	(8.70)	(5.17)
Hartford International Opportunities HLS Fund
2019	76,678	13.42	14.28	980,218	1.75	0.65	1.55	24.26	25.37
2018	62,631	10.80	11.39	667,198	1.68	0.65	1.55	(20.24)	(19.51)
2017	65,346	13.54	14.15	859,008	1.14	0.65	1.55	23.09	24.23
2016	73,739	11.00	11.39	786,957	1.40	0.65	1.55	(0.63)	0.26
2015	82,536	11.07	11.36	888,149	1.20	0.65	1.55	0.09	0.98
Hartford Total Return Bond HLS Fund
2019	290,834	10.86	11.74	3,319,103	4.21	0.70	1.70	8.38	9.62
2018	209,597	10.02	10.71	2,194,403	3.45	0.70	1.70	(2.53)	(1.65)
2017	276,228	10.28	10.89	2,947,569	3.01	0.70	1.70	3.01	4.11
2016	225,228	10.11	10.46	2,330,874	2.41	0.70	1.70	2.43	3.46
2015	184,453	9.87	10.11	1,850,051	2.86	0.70	1.70	(2.47)	(1.46)
Hartford Value HLS Fund
2019	20,053	14.77	19.05	353,738	1.68	0.65	1.10	26.02	26.66
2018	24,088	11.72	15.04	337,466	1.41	0.65	1.10	(11.35)	(11.01)
2017	23,608	16.17	16.90	371,371	1.44	0.65	1.55	13.31	14.34
2016	27,487	14.27	14.78	381,664	1.45	0.65	1.55	11.66	12.74
2015	43,372	12.78	13.11	502,072	1.61	0.65	1.55	(4.84)	(4.03)

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)
2019	24,080	16.62	16.98	402,334	N/A	0.65	1.00	37.70	38.05
2018	23,250	12.07	12.30	282,131	N/A	0.65	1.00	(7.30)	(6.89)
2017	6,376	13.02	13.21	84,159	N/A	0.65	1.00	27.27	27.63
2016	1,102	10.35	10.35	11,408	N/A	0.65	0.65	3.50	3.50
2015	—	10.00	10.00	—	N/A	N/A	N/A	N/A	N/A
Invesco Oppenheimer V.I. Global Fund (a)
2019	7,781	14.67	14.76	114,613	0.80	1.00	1.15	29.94	30.16
2018	4,076	11.29	11.34	46,200	0.83	1.00	1.15	(14.34)	(14.29)
2017	1,365	13.23	13.23	18,050	0.35	1.00	1.00	35.00	35.00
2016	403	9.80	9.80	3,946	0.87	1.00	1.00	(1.11)	(1.11)
2015	125	9.91	9.91	1,237	N/A	1.00	1.00	(0.90)	(0.90)
Invesco Oppenheimer V.I. International Growth Fund (a)
2019	17,375	12.13	12.20	211,830	0.76	1.00	1.15	26.49	26.69
2018	17,057	9.59	9.63	164,122	0.62	1.00	1.15	(20.48)	(20.41)
2017	12,249	12.06	12.10	148,040	0.65	1.00	1.15	24.97	25.26
2016	783	9.65	9.65	7,552	N/A	1.15	1.15	(3.79)	(3.79)
2015	—	10.03	10.03	—	N/A	N/A	N/A	N/A	N/A
Invesco Oppenheimer V.I. Main Street Small Cap Fund (a)
2019	14,467	14.30	14.50	208,327	N/A	0.65	1.15	24.78	25.32
2018	11,870	11.46	11.57	136,729	0.06	0.65	1.15	(11.57)	(11.14)
2017	10,691	12.96	13.02	139,029	0.80	0.65	1.15	12.60	13.22
2016	4,465	11.51	11.53	51,480	0.10	1.00	1.15	16.26	16.46
2015	—	9.90	9.90	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Balanced-Risk Allocation Fund
2019	224,310	11.75	12.94	2,785,907	N/A	0.30	1.65	13.09	14.51
2018	138,934	10.39	11.30	1,506,183	1.27	0.30	1.65	(8.30)	(7.00)
2017	156,772	10.83	12.15	1,836,739	3.69	0.30	1.65	7.98	9.56
2016	182,301	10.03	11.09	1,947,816	0.20	0.30	1.65	9.74	10.90
2015	173,588	9.14	9.90	1,688,931	4.19	0.65	1.65	(8.60)	(4.99)
Invesco V.I. Comstock Fund
2019	5,662	14.01	14.01	79,333	1.72	1.00	1.00	23.65	23.65
2018	5,662	11.33	11.33	64,135	1.45	1.00	1.00	(13.25)	(13.25)
2017	5,662	13.06	13.06	73,926	3.83	1.00	1.00	16.40	16.40
2016	—	11.20	11.30	—	N/A	N/A	N/A	N/A	N/A
2015	—	9.68	9.68	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Core Equity Fund
2019	33,681	12.87	17.12	526,895	0.16	0.65	1.65	26.55	27.86
2018	39,654	10.17	13.39	488,741	N/A	0.65	1.65	(11.02)	(10.19)
2017	59,978	11.43	14.91	847,598	0.74	0.65	1.65	10.97	12.11
2016	71,953	10.30	13.30	916,077	0.51	0.65	1.65	8.19	9.29
2015	64,618	9.52	12.17	749,800	0.98	0.65	1.65	(7.48)	(6.60)
Invesco V.I. Equity and Income Fund
2019	47,646	12.94	13.02	620,023	2.38	1.00	1.15	18.72	18.90
2018	46,379	10.90	10.95	508,062	1.89	1.00	1.15	(10.80)	(10.69)
2017	66,049	12.22	12.26	808,757	1.08	1.00	1.15	9.50	9.66
2016	67,056	11.16	11.18	749,368	1.60	1.00	1.15	13.53	13.73
2015	—	9.83	9.83	—	N/A	N/A	N/A	N/A	N/A

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Global Real Estate Fund
2019	29,087	12.12	12.27	355,373	3.38	0.65	1.00	21.44	21.85
2018	30,305	9.94	10.07	304,486	3.75	0.65	1.15	(7.36)	(6.93)
2017	28,394	10.73	10.82	306,706	3.74	0.65	1.15	11.42	12.01
2016	8,402	9.64	9.66	81,161	1.03	0.65	1.00	(3.60)	(3.40)
Invesco V.I. Government Money Market Fund
2019	511,309	9.77	10.13	5,069,520	1.85	0.75	1.75	0.10	1.10
2018	514,302	9.42	10.02	5,022,271	1.44	0.75	1.75	(0.21)	0.80
2017	1,510,389	9.44	9.94	14,775,488	0.61	0.75	1.75	(1.26)	(0.20)
2016	519,826	9.56	9.96	5,068,180	0.10	0.75	1.75	(1.65)	(0.40)
2015	404,796	9.72	9.95	3,995,923	0.01	0.75	1.75	(1.72)	(0.50)
Invesco V.I. International Growth Fund
2019	99,727	13.29	14.15	1,367,156	1.27	0.65	1.55	26.21	27.48
2018	115,598	10.53	11.10	1,248,070	1.69	0.65	1.55	(16.49)	(15.78)
2017	138,923	12.61	13.18	1,788,674	1.20	0.65	1.55	20.79	21.92
2016	173,247	10.44	10.81	1,835,415	1.16	0.65	1.55	(2.16)	(1.37)
2015	175,249	10.67	10.96	1,882,273	1.31	0.65	1.55	(4.13)	(3.18)
Invesco V.I. Mid Cap Core Equity Fund
2019	63,774	12.69	16.60	890,919	0.23	0.65	1.65	23.08	24.25
2018	75,877	10.31	13.36	852,110	0.11	0.65	1.65	(13.07)	(12.22)
2017	84,091	11.86	15.22	1,077,439	0.32	0.65	1.65	12.74	13.92
2016	76,452	10.52	13.36	868,822	N/A	0.65	1.65	11.32	12.46
2015	80,142	9.45	11.88	824,806	0.12	0.65	1.65	(5.88)	(4.88)
Invesco V.I. Small Cap Equity Fund
2019	64,948	12.47	16.11	910,099	N/A	0.65	1.65	24.20	25.47
2018	84,589	10.04	12.84	939,376	N/A	0.65	1.65	(16.68)	(15.80)
2017	80,585	12.05	15.25	1,074,626	N/A	0.65	1.65	11.88	12.96
2016	85,048	10.77	13.50	1,010,930	N/A	0.65	1.65	10.01	11.11
2015	104,430	9.79	12.15	1,121,736	N/A	0.65	1.65	(7.29)	(6.32)
Ivy VIP Core Equity
2019	544	15.07	15.07	8,195	0.57	1.00	1.00	29.80	29.80
2018	549	11.61	11.61	6,373	0.56	1.00	1.00	(5.53)	(5.53)
2017	211	12.29	12.29	2,596	0.43	1.00	1.00	19.55	19.55
2016	213	10.28	10.28	2,187	0.62	1.00	1.00	2.70	2.70
2015	—	10.01	10.01	—	N/A	N/A	N/A	N/A	N/A
Ivy VIP International Core Equity
2019	131,392	11.54	11.62	1,526,137	1.56	1.00	1.15	17.28	17.61
2018	136,863	9.84	9.88	1,352,765	1.58	1.00	1.15	(18.74)	(18.68)
2017	145,740	12.11	12.15	1,770,346	1.29	1.00	1.15	21.71	21.99
2016	93,591	9.95	9.96	932,404	0.74	1.00	1.15	0.00	0.10
2015	—	9.95	9.95	—	N/A	N/A	N/A	N/A	N/A
Ivy VIP Securian Real Estate Securities
2019	2,772	13.00	13.00	36,039	1.58	1.00	1.00	23.22	23.22
2018	2,754	10.55	10.55	29,062	1.61	1.00	1.00	(6.55)	(6.55)
2017	2,786	11.25	11.29	31,454	0.53	1.00	1.15	4.17	4.34
2016	446	10.82	10.82	4,822	N/A	1.00	1.00	3.24	3.24
2015	—	10.48	10.48	—	N/A	N/A	N/A	N/A	N/A

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Ivy VIP Value
2019	409	13.94	13.94	5,706	0.80	1.00	1.00	25.13	25.13
2018	409	11.14	11.14	4,562	2.33	1.00	1.00	(8.16)	(8.16)
2017	—	12.10	12.32	—	N/A	N/A	N/A	N/A	N/A
2016	—	10.88	10.98	—	N/A	N/A	N/A	N/A	N/A
2015	—	9.90	9.90	—	N/A	N/A	N/A	N/A	N/A
Lord Abbett Bond Debenture Portfolio
2019	288,365	12.07	12.95	3,677,427	4.04	0.30	1.65	11.55	13.00
2018	308,246	10.82	11.46	3,497,055	4.49	0.30	1.65	(5.67)	(4.26)
2017	300,277	11.47	11.97	3,574,766	5.12	0.30	1.65	7.50	8.82
2016	178,326	10.67	11.00	1,985,022	5.35	0.30	1.65	10.23	10.00
2015	148,145	9.68	10.75	1,500,790	4.78	0.65	1.65	(3.10)	(2.18)
Lord Abbett Fundamental Equity Portfolio
2019	88,085	17.15	18.25	1,554,575	1.25	0.65	1.55	19.60	20.70
2018	98,698	14.34	15.12	1,447,716	1.43	0.65	1.55	(9.53)	(8.75)
2017	110,429	15.85	16.57	1,775,901	1.03	0.65	1.55	10.84	11.88
2016	117,463	14.30	14.81	1,700,895	1.10	0.65	1.55	13.94	14.98
2015	153,594	12.55	12.88	1,932,516	1.13	0.65	1.55	(4.92)	(4.10)
Lord Abbett Growth Opportunities Portfolio
2019	65,077	20.71	22.04	1,188,645	N/A	0.65	1.55	34.22	35.46
2018	61,559	15.43	16.27	856,428	N/A	0.65	1.55	(4.40)	(3.50)
2017	60,139	16.14	16.86	877,129	N/A	0.65	1.55	21.08	22.09
2016	50,784	13.33	13.81	624,130	N/A	0.65	1.55	(0.37)	0.58
2015	63,160	13.38	13.73	763,650	N/A	0.65	1.55	1.21	2.08
Lord Abbett Mid Cap Stock Portfolio
2019	6,187	12.25	12.33	76,199	0.60	1.00	1.15	21.29	21.48
2018	18,497	10.10	10.15	187,732	1.72	1.00	1.15	(16.04)	(15.91)
2017	5,333	12.07	12.07	64,365	0.97	1.00	1.00	5.78	5.78
2016	181	11.41	11.41	2,063	6.52	1.00	1.00	15.25	15.25
2015	—	9.90	9.90	—	N/A	N/A	N/A	N/A	N/A
Lord Abbett Short Duration Income Portfolio
2019	117,612	10.67	10.77	1,261,628	5.15	0.65	1.15	3.89	4.36
2018	13,888	10.27	10.32	142,962	0.31	0.65	1.15	0.00	0.49
2017	306,101	10.10	10.27	3,146,550	5.80	0.65	1.65	0.50	1.58
2016	69,768	10.05	10.11	710,351	6.34	0.65	1.65	0.50	1.10
2015	—	10.00	10.00	—	N/A	N/A	N/A	N/A	N/A
MFS® Blended Research® Core Equity Portfolio
2019	2,531	14.83	14.83	37,516	1.26	1.00	1.00	27.62	27.62
2018	2,534	11.62	11.62	29,444	0.98	1.00	1.00	(8.93)	(8.93)
2017	7,806	12.76	12.76	99,578	0.96	1.00	1.00	19.36	19.36
2016	19,545	10.69	10.69	209,030	1.76	1.00	1.00	7.01	7.01
2015	372	9.99	9.99	3,710	N/A	1.00	1.00	(0.10)	(0.10)
MFS® Blended Research® Small Cap Equity Portfolio
2019	18,610	15.66	15.61	292,514	0.50	0.65	1.15	24.98	25.58
2018	19,749	12.53	12.43	247,838	0.59	0.65	1.15	(6.49)	(5.98)
2017	10,832	13.44	13.22	144,856	0.43	0.65	1.00	13.51	13.97
2016	582	11.84	11.60	6,861	0.99	0.65	1.00	19.48	16.00
2015	98	9.91	9.91	973	N/A	1.00	1.00	(0.90)	(0.90)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Global Real Estate Portfolio
2019	9,367	14.66	14.66	137,355	2.94	1.00	1.00	25.41	25.41
2018	8,427	11.69	11.69	98,538	3.21	1.00	1.00	(4.34)	(4.34)
2017	8,544	12.18	12.22	104,395	4.18	1.00	1.15	11.74	12.01
2016	4,172	10.90	10.91	45,500	2.35	1.00	1.15	6.55	6.54
2015	—	10.23	10.24	—	N/A	N/A	N/A	N/A	N/A
MFS® Growth Series
2019	225,533	20.23	27.54	5,248,271	N/A	0.65	1.65	35.50	36.88
2018	241,048	14.93	20.12	4,107,782	N/A	0.65	1.65	0.74	1.77
2017	262,169	14.82	19.77	4,378,206	N/A	0.65	1.65	28.98	30.24
2016	265,913	11.49	15.18	3,473,049	N/A	0.65	1.65	0.52	1.54
2015	181,011	11.43	14.95	2,506,741	N/A	0.65	1.65	5.54	6.56
MFS® International Intrinsic Value Portfolio (a)
2019	88,071	14.31	18.74	1,427,488	1.39	0.65	1.65	23.58	24.85
2018	100,601	11.58	15.01	1,299,572	0.86	0.65	1.65	(11.20)	(10.33)
2017	131,036	13.04	16.74	1,850,242	1.29	0.65	1.65	24.78	26.05
2016	132,627	10.45	13.28	1,504,198	1.19	0.65	1.65	2.15	3.19
2015	133,222	10.23	12.87	1,485,666	2.19	0.65	1.65	4.49	5.58
MFS® Investors Trust Series
2019	29,966	17.01	21.85	608,475	0.45	0.65	1.10	29.85	30.37
2018	39,754	13.10	16.76	610,137	0.44	0.65	1.10	(6.76)	(6.32)
2017	42,997	14.05	17.89	704,301	0.56	0.65	1.10	21.75	22.20
2016	44,238	11.54	14.64	601,582	0.57	0.65	1.10	7.05	7.65
2015	54,132	10.68	13.60	696,236	0.71	0.65	1.65	(1.66)	(0.73)
MFS® Mid Cap Growth Series
2019	12,414	17.67	18.00	221,442	N/A	0.65	1.15	36.76	37.40
2018	13,245	12.92	13.10	172,258	N/A	0.65	1.15	(0.23)	0.31
2017	8,874	12.95	13.06	115,366	N/A	0.65	1.15	25.24	25.82
2016	3,829	10.36	10.38	39,689	N/A	0.65	1.00	3.60	3.80
2015	—	10.00	10.00	—	N/A	N/A	N/A	N/A	N/A
MFS® Mid Cap Value Portfolio
2019	93,127	14.19	13.93	1,328,238	1.00	0.65	1.15	29.23	29.82
2018	93,042	10.98	10.73	1,025,132	0.70	0.65	1.15	(12.65)	(12.19)
2017	90,066	12.57	12.22	1,133,907	1.28	0.65	1.15	12.13	12.73
2016	42,904	11.23	10.84	481,801	1.07	0.65	1.00	14.59	8.40
2015	—	9.80	10.00	—	N/A	N/A	N/A	N/A	N/A
MFS® New Discovery Series
2019	92,273	17.15	21.68	1,730,504	N/A	0.65	1.65	38.98	40.32
2018	90,035	12.34	15.45	1,221,172	N/A	0.65	1.65	(3.29)	(2.34)
2017	83,285	12.76	15.82	1,176,167	N/A	0.65	1.65	24.25	25.56
2016	68,245	10.27	12.60	797,873	N/A	0.65	1.65	6.98	8.06
2015	88,996	9.60	11.66	953,549	N/A	0.65	1.65	(3.71)	(2.75)
MFS® Research International Portfolio
2019	1,822	13.16	13.16	23,974	1.24	1.00	1.00	26.42	26.42
2018	1,825	10.41	10.41	19,003	1.21	1.00	1.00	(15.16)	(15.16)
2017	1,829	12.27	12.27	22,452	1.95	1.00	1.00	26.63	26.63
2016	431	9.69	9.69	4,178	N/A	1.00	1.00	(1.92)	(1.92)
2015	—	9.88	9.88	—	N/A	N/A	N/A	N/A	N/A

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Total Return Bond Series
2019	9,168	11.14	11.21	102,649	3.12	1.05	1.20	8.58	8.73
2018	8,348	10.26	10.31	85,941	3.06	1.05	1.20	(2.47)	(2.37)
2017	8,073	10.52	10.56	85,155	3.21	1.05	1.20	2.94	3.13
2016	5,855	10.24	10.24	59,951	N/A	1.05	1.05	2.91	2.91
2015	—	9.95	9.95	—	N/A	N/A	N/A	N/A	N/A
MFS® Utilities Series
2019	10,549	14.76	14.85	156,479	3.75	1.00	1.15	23.41	23.54
2018	10,931	11.96	12.02	131,246	0.87	1.00	1.15	(0.33)	(0.17)
2017	9,771	12.00	12.04	117,577	4.38	1.00	1.15	13.10	13.37
2016	13,587	10.61	10.62	144,190	4.36	1.00	1.15	10.06	10.05
2015	—	9.64	9.65	—	N/A	N/A	N/A	N/A	N/A
MFS® Value Series
2019	125,480	15.27	20.69	2,314,136	2.08	0.65	1.65	27.36	28.67
2018	124,863	11.99	16.08	1,829,871	1.26	0.65	1.65	(11.84)	(10.91)
2017	140,983	13.60	18.05	2,311,172	1.75	0.65	1.65	15.45	16.60
2016	160,370	11.78	15.48	2,285,443	1.84	0.65	1.65	11.98	12.99
2015	161,672	10.52	13.70	2,103,143	2.20	0.65	1.65	(2.59)	(1.58)
Oppenheimer Global Multi-Alternatives Fund/VA (b)
2019	—	9.81	9.86	—	1.12	1.00	1.15	3.05	3.03
2018	4,613	9.52	9.57	44,112	0.19	1.00	1.15	(4.42)	(4.30)
2017	1,094	9.96	10.00	10,922	0.80	1.00	1.15	(0.99)	(0.79)
2016	1,041	10.06	10.08	10,481	2.25	1.00	1.15	2.34	2.44
2015	—	9.83	9.84	—	N/A	N/A	N/A	N/A	N/A
PIMCO All Asset Portfolio
2019	20,665	10.85	13.17	241,281	2.52	0.30	1.65	9.93	11.42
2018	41,599	9.87	11.82	438,375	3.07	0.30	1.65	(6.97)	(5.74)
2017	44,617	10.61	12.54	498,394	4.53	0.30	1.65	11.57	12.97
2016	53,859	9.51	11.10	529,002	2.36	0.30	1.65	10.97	11.00
2015	74,668	8.57	8.88	651,519	3.34	0.65	1.65	(10.64)	(9.85)
PIMCO CommodityRealReturn® Strategy Portfolio
2019	13,979	10.11	10.17	142,145	4.00	1.15	1.30	9.89	10.06
2018	8,356	9.20	9.24	77,185	1.97	1.15	1.30	(15.29)	(15.15)
2017	8,071	10.86	10.89	87,911	10.50	1.15	1.30	0.74	0.83
2016	1,966	10.78	10.80	21,217	1.48	1.15	1.30	13.35	13.56
2015	—	9.51	9.51	—	N/A	N/A	N/A	N/A	N/A
PIMCO Dynamic Bond Portfolio
2019	8,101	11.05	11.12	90,057	4.73	1.00	1.15	3.56	3.73
2018	2,378	10.67	10.72	25,449	2.74	1.00	1.15	(0.19)	0.00
2017	2,342	10.69	10.72	25,100	1.59	1.00	1.15	3.69	3.78
2016	526	10.31	10.31	5,424	1.70	1.15	1.15	3.41	3.41
2015	—	9.97	9.97	—	N/A	N/A	N/A	N/A	N/A
PIMCO Emerging Markets Bond Portfolio
2019	15,933	12.64	13.09	203,185	4.31	0.30	1.15	13.36	14.32
2018	16,489	11.15	11.45	185,101	4.02	0.30	1.15	(5.91)	(5.14)
2017	17,029	11.85	12.07	202,741	4.87	0.30	1.15	8.52	9.43
2016	2,185	10.92	11.03	24,058	5.23	0.30	1.15	11.89	10.30
2015	—	9.76	10.00	—	N/A	N/A	N/A	N/A	N/A

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
PIMCO Global Core Asset Allocation Portfolio (a)
2019	2,274	12.37	12.37	28,116	2.09	1.15	1.15	15.72	15.72
2018	2,274	10.69	10.69	24,317	1.53	1.15	1.15	(6.72)	(6.72)
2017	2,274	11.46	11.46	26,062	2.12	1.15	1.15	12.68	12.68
2016	—	10.17	10.27	—	N/A	N/A	N/A	N/A	N/A
2015	—	9.90	9.90	—	N/A	N/A	N/A	N/A	N/A
PIMCO High Yield Portfolio
2019	6,626	11.14	11.19	74,011	4.87	1.00	1.15	13.33	13.49
2018	10,368	9.83	9.86	102,166	4.98	1.00	1.15	(3.91)	(3.71)
2017	9,493	10.23	10.24	97,194	3.25	1.00	1.15	2.30	2.40
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
2019	39,545	11.35	11.32	451,653	1.67	0.65	1.15	5.68	6.19
2018	39,218	10.74	10.66	422,979	1.21	0.65	1.15	0.85	1.33
2017	41,210	10.34	10.52	440,048	5.18	0.65	1.65	0.98	2.04
2016	30,553	10.24	10.31	321,180	2.14	0.65	1.65	2.40	3.10
2015	—	10.00	10.00	—	N/A	N/A	N/A	N/A	N/A
PIMCO Real Return Portfolio
2019	4,475	10.88	10.73	48,091	1.52	0.80	1.30	6.98	7.41
2018	6,180	10.17	9.99	61,994	2.36	0.80	1.30	(3.60)	(3.01)
2017	5,452	10.55	10.30	56,353	2.42	0.80	1.30	2.23	2.69
2016	4,230	10.32	10.03	42,556	3.02	0.80	1.30	3.72	0.30
2015	—	9.95	10.00	—	N/A	N/A	N/A	N/A	N/A
PIMCO StocksPLUS® Global Portfolio
2019	59,370	11.87	15.33	896,926	1.51	0.65	1.10	26.14	26.69
2018	70,456	9.41	12.10	838,334	1.52	0.65	1.10	(11.73)	(11.36)
2017	75,299	10.66	13.65	1,012,108	3.31	0.65	1.10	21.69	22.20
2016	90,795	8.76	11.17	1,001,166	4.99	0.65	1.10	6.44	6.99
2015	100,922	10.33	10.44	1,048,340	5.77	0.65	1.00	(9.94)	(9.53)
PIMCO Total Return Portfolio
2019	310,593	10.73	11.35	3,461,767	2.89	0.80	1.80	6.34	7.38
2018	244,817	10.09	10.57	2,531,309	2.38	0.80	1.80	(2.42)	(1.40)
2017	426,151	10.34	10.72	4,498,627	1.92	0.80	1.80	2.99	3.98
2016	388,433	10.04	10.31	3,954,381	1.95	0.80	1.80	0.70	1.68
2015	195,251	9.97	10.14	1,953,340	4.76	0.80	1.80	(1.38)	(0.39)
Putnam VT Equity Income Fund
2019	120,770	14.38	20.93	2,219,149	2.15	0.65	1.10	28.97	29.52
2018	150,584	15.32	16.16	2,103,889	0.67	0.65	1.55	(9.88)	(9.06)
2017	142,525	17.00	17.77	2,200,581	1.63	0.65	1.55	16.92	17.99
2016	131,674	14.54	15.06	1,772,085	1.81	0.65	1.55	11.93	12.89
2015	132,250	10.28	13.34	1,598,405	1.38	0.65	1.65	(4.64)	(3.61)
Putnam VT Global Asset Allocation Fund
2019	1,282	12.73	12.73	16,326	1.42	1.00	1.00	15.94	15.94
2018	1,282	10.98	10.98	14,078	1.41	1.00	1.00	(8.19)	(8.19)
2017	211	11.96	11.96	2,525	N/A	1.00	1.00	14.23	14.23
2016	—	10.46	10.56	—	N/A	N/A	N/A	N/A	N/A
2015	—	9.91	9.91	—	N/A	N/A	N/A	N/A	N/A

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Putnam VT Growth Opportunities Fund
2019	64,666	17.53	18.09	1,163,810	0.14	0.65	1.65	34.43	35.81
2018	75,684	13.04	13.32	1,003,580	N/A	0.65	1.65	0.69	1.76
2017	95,069	12.95	13.09	1,241,785	0.10	0.65	1.65	28.86	29.99
2016	93,147	10.05	10.07	937,373	N/A	0.65	1.65	0.50	0.70
Putnam VT Income Fund
2019	161,359	11.02	12.25	1,887,225	2.97	0.65	1.65	9.98	11.16
2018	203,990	10.02	11.02	2,162,807	2.53	0.65	1.65	(1.38)	(0.45)
2017	167,384	10.16	11.07	1,795,555	4.65	0.65	1.65	3.89	4.93
2016	202,328	9.78	10.55	2,069,537	4.07	0.65	1.65	0.31	1.34
2015	126,681	9.75	10.41	1,297,087	4.47	0.65	1.65	(3.08)	(2.07)
Putnam VT International Value Fund
2019	4,345	11.74	11.81	51,163	2.95	1.00	1.15	18.83	19.05
2018	2,102	9.88	9.88	20,757	2.02	1.15	1.15	(18.55)	(18.55)
2017	2,102	12.13	12.13	25,488	N/A	1.15	1.15	23.27	23.27
2016	—	9.84	9.93	—	N/A	N/A	N/A	N/A	N/A
2015	—	9.84	9.84	—	N/A	N/A	N/A	N/A	N/A
Putnam VT Mortgage Securities Fund
2019	2,627	10.95	11.02	28,904	2.16	1.00	1.15	11.85	12.11
2018	2,593	9.79	9.83	25,467	2.67	1.00	1.15	(2.00)	(1.90)
2017	2,105	9.99	10.02	21,077	1.38	1.00	1.15	0.81	0.91
2016	529	9.91	9.91	5,242	2.24	1.15	1.15	(1.00)	(1.00)
2015	—	10.01	10.01	—	N/A	N/A	N/A	N/A	N/A
Putnam VT Multi-Asset Absolute Return Fund
2019	1,881	9.99	9.99	18,801	N/A	1.00	1.00	4.83	4.83
2018	1,884	9.53	9.53	17,959	0.28	1.00	1.00	(8.80)	(8.80)
2017	1,082	10.45	10.45	11,298	N/A	1.00	1.00	5.98	5.98
2016	2,823	9.86	9.86	27,839	N/A	1.00	1.00	(0.30)	(0.30)
2015	—	9.89	9.89	—	N/A	N/A	N/A	N/A	N/A
Putnam VT Multi-Cap Core Fund
2019	722	15.98	15.98	11,527	1.09	1.00	1.00	30.34	30.34
2018	722	12.26	12.26	8,845	1.04	1.00	1.00	(8.58)	(8.58)
2017	722	13.41	13.41	9,673	3.29	1.00	1.00	21.69	21.69
2016	—	11.00	11.11	—	N/A	N/A	N/A	N/A	N/A
2015	—	9.93	9.93	—	N/A	N/A	N/A	N/A	N/A
Putnam VT Small Cap Value Fund
2019	25,012	12.72	13.17	322,253	0.65	0.30	1.15	22.78	23.78
2018	22,277	10.36	10.64	233,237	0.40	0.30	1.15	(20.86)	(20.12)
2017	16,584	13.09	13.32	218,624	0.42	0.30	1.15	6.68	7.51
2016	1,086	12.27	12.60	13,515	0.92	0.65	1.15	25.98	26.00
2015	—	9.74	10.00	—	N/A	N/A	N/A	N/A	N/A
Rational Trend Aggregation VA Fund
2019	36,846	12.63	12.63	465,318	2.72	0.65	0.65	6.58	6.58
2018	41,827	11.85	11.85	495,512	4.11	0.65	0.65	(5.20)	(5.20)
2017	44,163	12.50	12.50	551,839	3.35	0.65	0.65	(2.19)	(2.19)
2016	48,607	12.78	12.78	621,192	4.59	0.65	0.65	6.32	6.32
2015	52,825	12.02	12.02	635,225	4.12	0.65	0.65	(3.76)	(3.76)

Separate Account A

Forethought Life Insurance Company
Notes to Financial Statements — (concluded)
December 31, 2019

		At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
TOPS® Managed Risk Balanced ETF Portfolio
2019	2,552,656	11.69	12.44	31,426,945	2.09	0.80	1.70	12.51	13.50
2018	2,981,191	10.39	10.96	32,358,594	1.53	0.80	1.70	(7.73)	(6.88)
2017	3,605,951	11.26	11.77	42,098,877	1.44	0.80	1.70	8.69	9.69
2016	4,215,100	10.36	10.73	44,920,806	1.28	0.80	1.70	4.23	5.20
2015	4,722,020	9.94	10.20	47,923,196	1.12	0.80	1.70	(6.14)	(5.29)
TOPS® Managed Risk Growth ETF Portfolio
2019	8,379,017	11.91	12.68	104,996,236	1.80	1.05	1.95	14.63	15.69
2018	9,568,728	10.39	10.96	103,772,231	1.38	1.05	1.95	(10.59)	(9.79)
2017	11,346,408	11.62	12.15	136,582,650	1.50	1.05	1.95	15.16	16.27
2016	12,995,802	10.09	10.45	134,839,257	1.55	1.05	1.95	3.49	4.40
2015	15,007,842	9.75	10.01	149,388,737	1.23	1.05	1.95	(10.96)	(10.14)
TOPS® Managed Risk Moderate Growth ETF Portfolio
2019	5,447,902	12.13	12.90	69,454,910	2.05	0.90	1.80	14.11	15.08
2018	6,224,626	10.63	11.21	69,037,021	1.50	0.90	1.80	(8.99)	(8.19)
2017	7,306,581	11.68	12.21	88,440,769	1.53	0.90	1.80	11.77	12.85
2016	8,670,083	10.45	10.82	93,171,220	1.48	0.90	1.80	4.29	5.15
2015	9,861,679	10.02	10.29	100,919,706	1.18	0.90	1.80	(8.16)	(7.30)

(a)  Name change. See Note 1.

(b)  Fund liquidation. See Note 1.

(1)  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2)  These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 5.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)  Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5)  The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

Forethought Life Insurance Company

Statutory Financial Statements

As of December 31, 2019 and 2018 and for the Years Ended
December 31, 2019, 2018, and 2017 and Supplemental Information
for the Year Ended December 31, 2019

Forethought Life Insurance Company
(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Index to Statutory Financial Statements

Report of Independent Auditors	F-3 – F-4
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus	F-5
Statutory Statements of Operations	F-6
Statutory Statements of Changes in Capital and Surplus	F-7
Statutory Statements of Cash Flows	F-8
Notes to Statutory Financial Statements — Statutory Basis	F-9 – F-44
Supplemental Information	F-45
Supplemental Schedule of Selected Statutory Basis Financial Data	F-46 – F-47
Supplemental Schedule of Investment Risk Interrogatories	F-48 – F-51
Summary Investment Schedule	F-52

Report of Independent Auditors

To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the years ended December 31, 2019, 2018, and 2017.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for the years ended December 31, 2019, 2018, and 2017.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the years ended December 31, 2019, 2018, and 2017, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Forethought National Life Insurance Company into the Company on December 31, 2019 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of investment risk interrogatories and summary investment schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Boston, Massachusetts
March 30, 2020

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Statements of Admitted Assets,

Liabilities, Capital and Surplus

As of December 31, 2019 and 2018

(Dollars in thousands, except share amounts)

Assets	Notes	2019	2018
Bonds	4	$21,728,107	$19,752,183
Unaffiliated common stock	4	160,939	151,789
Preferred stocks	4	3,004	9,448
Mortgage loans	4	7,447,314	5,291,660
Cash and short-term investments	4	1,757,682	933,698
Derivatives	4	324,465	50,026
Policy loans		3,779	3,697
Other invested assets	4	1,096,362	742,830
Subtotal, cash and invested assets		32,521,652	26,935,331
Deferred and uncollected premiums	9	9,821	10,052
Investment income due and accrued		175,839	149,269
Current federal and foreign income tax recoverable	7	—	5,378
Net deferred tax asset	7	870	—
Reinsurance recoverable	8	456,969	608,872
Other assets	15	1,150	5,781
Separate account assets	16	3,172,046	2,990,498
Total admitted assets		$36,338,347	$30,705,181

Liabilities

Aggregate reserve for life policy and contracts	10	$21,950,662	$18,361,326
Policy and contract claims		3,779	3,773
Funds held under reinsurance treaties	8	7,782,490	6,389,634
Transfers to separate accounts due or accrued		(469)	(1,255)
Asset valuation reserve		384,537	203,802
Interest maintenance reserve		76,747	74,251
Current federal income taxes payable		20,409	—
Net deferred tax liability	7	—	21,142
Reinsurance payable	8	587,766	706,071
Other liabilities	15	471,331	224,752
Separate account liabilities	16	3,172,046	2,990,352
Total liabilities		$34,449,298	$28,973,848

Capital and surplus

Common stock, $2,500 par value per share, 2,000 shares authorized, 1,000 shares issued and outstanding at 2018 and 2017		2,500	2,500
Surplus note	11	—	365,000
Paid in surplus		1,302,873	937,873
Unassigned surplus		583,676	425,960
Total capital and surplus		1,889,049	1,731,333
Total liabilities, capital and surplus		$36,338,347	$30,705,181

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Statements of Operations

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Notes	2019	2018	2017
Revenue
Premiums and annuity considerations	8	$4,786,545	$4,741,759	$(4,474,797)
Net investment income	4	1,605,207	976,103	1,214,778
Amortization of interest maintenance reserve		9,557	11,700	17,237
Commissions, expense allowances and reserve adjustments		306,567	278,199	195,395
Other income	15	(5,713)	(174,350)	25,018
Total revenues		6,702,163	5,833,411	(3,022,369)
Benefits and expenses
Benefits paid or provided for:
Death benefits		163,526	168,044	211,624
Annuity payments		275,790	243,676	195,550
Accident and health claims		7,270	8,598	7,936
Interest and other payments on policy funds		41,174	19,860	24,570
Surrender benefits		1,497,601	1,112,178	769,696
Change in policy reserves, deposit funds and other contract liabilities		3,303,892	3,469,562	(5,429,508)
Total benefits		5,289,253	5,021,918	(4,220,132)
Net transfers to separate accounts	16	—	41	64
Commissions		363,555	334,822	271,098
General insurance expenses		283,464	282,407	209,853
Taxes, licenses and fees		12,261	13,123	10,794
Change in loading expenses		(383)	(894)	(1,484)
Other expenses	15	424,430	243,655	355,960
Total benefits and expenses		6,372,580	5,895,072	(3,373,847)
Net gain from operations before federal income taxes and realized capital losses		329,583	(61,661)	351,478
Federal and foreign income taxes	7	56,423	(47,503)	22,906
Net gain from operations before realized capital gains		273,160	(14,158)	328,572
Net realized capital gains (losses), net of tax and transfers to interest maintenance reserve	4	(83,860)	125,364	27,848
Net income		$189,300	$111,206	$356,420

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Statements of Changes in Capital and Surplus

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Capital Stock	Paid in Surplus	Surplus Notes	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2016	$2,500	$937,873	$365,000	$352,166	$1,657,539
Net income	—	—	—	356,419	356,419
Change in net unrealized capital gains	—	—	—	25,432	25,432
Change in unrealized foreign exchange capital loss	—	—	—	(14)	(14)
Change in net deferred income tax	—	—	—	(49,606)	(49,606)
Change in non-admitted assets	—	—	—	(1,563)	(1,563)
Change in surplus in separate accounts	—	—	—	69	69
Change in asset valuation reserve	—	—	—	(73,861)	(73,861)
Change in surplus as a result of reinsurance	—	—	—	15,124	15,124
Dividend to stockholders	—	—	—	(315,000)	(315,000)
Change in surplus due to ceded unrealized gains	—	—	—	(9,461)	(9,461)
Prior year reserve correction	—	—	—	20,462	20,462
Balance at December 31, 2017	$2,500	$937,873	$365,000	$320,167	$1,625,540
Net income	—	—	—	111,206	111,206
Change in net unrealized capital gains	—	—	—	71,095	71,095
Change in unrealized foreign exchange capital loss	—	—	—	(606)	(606)
Change in net deferred income tax	—	—	—	(1,358)	(1,358)
Change in non-admitted assets	—	—	—	(476)	(476)
Change in surplus in separate accounts	—	—	—	(16)	(16)
Change in asset valuation reserve	—	—	—	(50,568)	(50,568)
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus due to ceded unrealized gains	—	—	—	(21,849)	(21,849)
Balance as of December 31, 2018	2,500	937,873	365,000	425,960	1,731,333
Net income	—	—	—	189,300	189,300
Change in net unrealized capital gains	—	—	—	117,993	117,993
Change in unrealized foreign exchange capital loss	—	—	—	(45)	(45)
Change in net deferred income tax	—	—	—	49,745	49,745
Change in non-admitted assets	—	—	—	(4,693)	(4,693)
Change in surplus in separate accounts	—	—	—	(146)	(146)
Change in asset valuation reserve	—	—	—	(180,735)	(180,735)
Change in surplus as a result of reinsurance	—	—	—	(1,635)	(1,635)
Change in surplus note	—	365,000	(365,000)	—	—
Change in surplus due to ceded unrealized gains	—	—	—	(12,068)	(12,068)
Balance as of December 31, 2019	$2,500	$1,302,873	$—	$583,676	$1,889,049

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Statutory Statements of Cash Flows

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	2019	2018	2017
Cash from operations
Premiums and annuity considerations	$4,701,692	$4,630,719	$3,487,881
Net investment income	1,281,739	972,627	829,407
Other income	300,292	14,751	59,186
Total receipts from operations	6,283,723	5,618,097	4,376,474
Benefit and loss related payments	1,806,501	1,393,935	331,517
Net transfers to separate accounts	(786)	308	500
Commissions and expenses paid	1,074,367	865,106	912,487
Federal income taxes paid	76,021	24,263	63,383
Total payments from operations	2,956,103	2,283,612	1,307,887
Net cash from operations	3,327,620	3,334,485	3,068,587
Cash from investments
Proceeds from investments sold, matured or called
Bonds	7,238,108	5,367,388	7,550,414
Stocks	9,596	21,521	19,000
Other invested assets	1,026,439	614,656	242,680
Mortgage loans	1,393,834	685,689	386,332
Miscellaneous Proceeds	131,432	207,203	581
Total cash proceeds from investments	9,799,409	6,896,457	8,199,007
Cost of investments acquired
Bonds	9,111,178	7,683,642	10,268,735
Stocks	8,011	28,933	123,973
Other invested assets	1,240,170	1,062,956	479,492
Mortgage loans	3,532,578	2,650,761	1,606,373
Miscellaneous Applications	234,781	200,514	95,468
Total cost of investments acquired	14,126,718	11,626,806	12,574,041
Net increase in policy loans and premium notes	82	(1,257)	19
Net cash used for investments	(4,327,391)	(4,729,092)	(4,375,053)
Cash from financing and other sources
Net deposits on deposit-type contracts	285,444	95,057	417,273
Dividends to stockholders	—	—	(224,240)
Net change in funds held for reinsurers	1,329,085	1,466,165	1,497,716
Net change in derivative collateral and repurchase agreements	281,057	(156,017)	121,657
Other cash (applied) provided	(71,831)	50,726	92,145
Net cash from financing and other sources	1,823,755	1,455,931	1,904,551
Net change in cash and short-term investments	823,984	61,324	598,085
Beginning of the year	933,698	872,374	274,289
End of the year	$1,757,682	$933,698	$872,374
Supplemental schedule of non-cash investing activities
Non-cash exchange of bonds	304,140	(608,330)	—
Bonds remitted to settle reinsurance obligations	379,245	4,754,591	—
Stocks remitted to settle reinsurance obligations	—	2,057	—
Mortgages remitted to settle reinsurance obligations	—	345,769	—
Other invested assets remitted to settle reinsurance obligations	—	2,847	—
Supplemental schedule of non-cash financing and other activities
Non-cash capital and paid in surplus	365,000	—	—
Non-cash dividends to stockholders	—	—	90,760
Non-cash settlement of funds held under reinsurance obligations	379,245	5,105,264	—

The accompanying notes are an integral part of these financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

1.  ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company (FLIC or the Company) is a stock life insurance company organized under the provisions of the laws of the state of Indiana. The Company is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company (Commonwealth Annuity). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited (GAFG), a Bermuda company. GAFG is partially owned by the Goldman Sachs Group, Inc. (GS). Prior to December 29, 2017, the Company was owned by Commonwealth Annuity, a 95% owner, and Forethought Services LLC (FFSI), a 5% owner.

Effective December 31, 2019, Forethought National Life Insurance Company (FNLIC) merged with and into the Company. The transaction was accounted for as a statutory merger and the Company assumed $200 of common stock which is reflected as contributed surplus. Unless otherwise noted, all prior period amounts and disclosures of the Company have been adjusted to include the results of FNLIC with any intercompany transactions eliminated as if the merger occurred on January 1, 2017. FLIC and FNLIC's components of the results of operations and changes in capital and surplus for the periods prior to December 31, 2019, the date that the merger was consummated, that are included in combined net income and surplus are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	FLIC	FNLIC	FLIC	FNLIC	FLIC	FNLIC
Revenue	6,703,964	(1,801)	5,832,599	812	(3,022,783)	414
Net income	194,878	(5,578)	119,385	(8,179)	364,570	(8,150)
Other surplus adjustments	(32,155)	571	(5,293)	(120)	(388,388)	(30)

The Company sells preneed and final expense life insurance, variable and fixed annuities. The Company is licensed in 49 states, the District of Columbia and Puerto Rico. Since its inception, FLIC has marketed nonparticipating individual and group life insurance products used to fund prearranged funerals. FLIC's life insurance products are sold by independent agents typically associated with funeral homes or cemeteries, and other funeral home representatives. Beginning in 2007, the Company began to market fixed indexed annuities through independent marketing organizations, and in 2008 the Company began to market preneed and final expense policies. In 2010, the Company began to market Medicare supplement insurance, and prior to December 31, 2014, the Company sold Medicare Supplement Insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United Stated of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•  Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•  Derivatives are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•  The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

•  The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

•  Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

•  Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

•  Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•  Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•  Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

•  Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•  Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

•  Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•  Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•  Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•  Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

•  Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

•  Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity's domiciliary regulator. Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator. Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities and accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

Investments

Bonds

The NAIC classifies bonds into six quality categories. These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office" (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis.

The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock, for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Common Stock

Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes (CPI). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes CPI, the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts. The Company considers these derivatives to be effective hedges in accordance with SSAP No. 86, Derivatives (SSAP No. 86). Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities.

The Company also owns foreign currency denominated bonds that generate exposure to FX risk. The Company has hedged this risk by entering into foreign currency swaps. Under the terms of the swaps, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses on are recorded consistent with the bonds hedged.

Low Income Housing Credits

The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

Other Invested Assets

Other invested assets consist of investment in a partnerships, joint ventures and LLC's. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR liability establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Dividends declared by or received from a subsidiary are recognized in investment income to the extent that these are not in excess of the affiliate's unassigned surplus. Dividends in excess of the affiliate's unassigned surplus are offset against the carrying amount of the investment.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as supplemental contracts, dividend

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

accumulations, and premium and other deposit funds, are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Deposit Accounting

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R) and Actuarial Guidance A791 "Life and Health Reinsurance Contracts", deposits and returns of deposits are recorded directly on the balance sheet with an offset to surplus, instead of reported in the Statements of Operations. Fee income and expenses are recorded as earned / incurred. The liabilities under applicable treaties are re-categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables / receivables.

Modified Coinsurance and Funds Withheld Reserve Adjustment

In accordance with SSAP No. 61R, the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle the statutory net income. The significant contributors to this settlement are premiums, transfers from separate accounts, change in statutory reserves, mark-to- market of the derivative portfolio and other investment returns.

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

Insurance Reserves and Annuity and other Funds

Reserving Practices

Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method (CARVM). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table and 2012 Individual Annuity Reserving mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life insurance contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43).

Transfers from Separate Accounts Due or Accrued, and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Recently Adopted Accounting Standards

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value (SSAP No. 100R), which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements. The Company has made such disclosures in these statements.

In April, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100R — Fair Value (SSAP No. 100R), which requires the removal and modification of certain disclosures and added new disclosures related to fair value measurements. The Company has made such disclosures in these statements.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R), which provides guidance for when bonds are called with consideration received less than par and clarifies in instances where consideration received is less than book adjusted carrying value, the entire difference should be reported through investment income. The Company has adopted this guidance and no there is no impact to the Company in the current period.

In May, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26R — Bonds (SSAP No. 26R) and SSAP No. 72 — Surplus and Reorganization (SSAP No. 72), which clarifies bonds received as property dividends or capital contributions should be recorded at fair value. The Company has historically accounted for property dividends or capital contributions at fair value. As a result there is no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R), which clarifies if a SSAP No. 43R security has different NAIC designations by lot, then the reporting entity shall either 1) report the entire investment in a single reporting line at the lowest NAIC designation that would apply to a lot or 2) report the investment separately by purchase lot in the investment schedule. The Company continues to report SSAP No. 43R securities separately by purchase lot in the investment schedules, to there is no impact to the Company due to the adoption of these revisions.

In August, 2019, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 25 — Affiliates and Other Related Parties (SSAP No. 25), SSAP No. 26R — Bonds (SSAP No. 26R), SSAP No. 32 — Preferred Stock (SSAP No. 32), SSAP No. 43R — Loan-Backed and Structured Securities (SSAP No. 43R) and SSAP No. 48 — Joint Ventures, Partnerships and Limited Liability Companies, clarifying the application of SSAP No. 25 as well as a related party classification when a transaction is in substance a related party transaction. The adoption of these clarifications had no impact in the Company's financial statements.

In March, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 68 — Business Combinations and Goodwill (SSAP No. 68), which requires certain new disclosures related to goodwill. The revision to SSAP No. 68 was effective December 31, 2018 and has no impact on the Company's financial statements.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

In May, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 97 — Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), clarifying accounting and reporting for companies whose SCA losses result in a zero, or negative, equity in an SCA. In those cases, the carry value of the investment shall be limited to zero and the company shall disclose the aggregate level of losses which represent its share in the investment. The Company has adopted this guidance and in the current period has no SCA losses to report.

In August, 2018, the NAIC Statutory Accounting Principles Working Group adopted revised guidelines for the Summary Investment Schedule, to better align the summary to underlying investments schedules presented in other parts of the financial statements. Adjustments have been made in the current year Summary Investment Schedule, and amounts on that schedule align more closely with amounts in the investments footnote, given the new definitions.

In November, 2018, as part of the Investment Classification Project, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 30 — Unaffiliated Common Stock (SSAP No. 30), expanding the definition of common stock to include closed end funds and unit investment trusts. At this time, the Company does not hold this type of investment.

In November, 2018, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 72 — Surplus and Quasi — Reorganizations (SSAP No. 72), clarifying accounting for distributions, particularly the distinction between dividends and returns of capital. The Company does not expect to experience any changes based on the new guidance.

Effective for periods ending December 31, 2017, the Statutory Accounting Principles Working Group made amendments to SSAP No. 2R, Cash, Cash Equivalents, Drafts, and Short-Term Investments, such that class one money market funds, which had previously been categorized as short-term investments, are prospectively categorized as cash equivalents. The Company has reflected such investments as cash equivalents in December 31, 2018 and 2017 balances.

In November, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 100 — Fair Value, to allow net asset value (NAV) per share as a practical expedient to fair value either when specifically named in a SSAP or when specific conditions exist. This revision adopts, with modification, applicable GAAP guidance, allowing consistency in reporting for when FASB allows use of NAV. This guidance is effective commencing January 1, 2018. The Company adopted the revisions to SSAP No. 100 as of January 1, 2018. These revisions had no impact to the Company's financial statements.

In June, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 37 — Mortgage Loans, which requires the disclosure to include both participant and a co-lender in a mortgage loan. This guidance was effective on the adoption date. The Company has no investments which were impacted by this guidance.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 26 — Bonds, to remove SVO-identified instruments from the definition of a bond and provide separate guidance for these instruments. The Company shall report these at fair value, unless a systematic value approach is adopted. However, once a systematic approach is adopted the Company may not return to fair value. This guidance is effective commencing December 31, 2017. For the year ended December 31, 2017, the Company has elected to not use a systematic value measurement methodology. The Company elected to use a systematic value measurement methodology for such securities for the year ended December 31, 2018. This election had no impact on the Company's financial statements.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 69 — Statement of Cash Flow, to clarify the classification of certain cash receipts and cash payments. The Company must elect a method for classifying distributions received from Equity Method Investees including Nature of Distribution Approach. Returns on investments are classified as cash flows from operating activities and return of investments are classified as cash flows from investing activities. This guidance was effective on the adoption date. There is no impact on the Company's financial information based upon the clarified guidance.

In March, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 35R — Guaranty Fund and Other Assessments, which requires discounting of long-term care guaranty fund assessments and related assets. This guidance is effective for reporting periods after January 1, 2017. There is no material impact on the Company based upon the new guidance.

Certain previously reported amounts have been reclassified to conform to the current year presentation.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

3.  PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the Commissioner) has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. Type A, Type B, and Type C rates vary based on the withdrawal characteristics available to the policyholder for a specific contract.

The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

	December 31,
	2019	2018	2017
Net income, Indiana basis	$189,300	$111,206	$356,420
Indiana permitted practice:
State permitted practices that increase / (decrease) NAIC SAP	3,357	(5,191)	(17,343)
Net income, NAIC statutory accounting practices	$192,657	$106,015	$339,077
Statutory surplus, Indiana basis	$1,889,049	$1,731,333	$1,625,540
Indiana permitted practice:
State permitted practices that increase / (decrease) NAIC SAP	(29,002)	(31,758)	(28,256)
Statutory surplus, NAIC statutory accounting practices	$1,860,046	$1,699,575	$1,597,284

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

4.  INVESTMENTS

Bonds

Book Adjusted/Carrying Values and Fair Values

The book adjusted/carrying value and fair value of investment in long term, short-term (excludes non-bond investments of $1,097,917 and $—) and cash equivalent bonds (excludes non-bond cash and cash equivalent investments of $533,637 and $148,481) are as follows:

	December 31, 2019
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$287,930	$556	$(101)	$288,386
All other governments	94,027	8,698	—	102,725
Political subdivisions	8,342	553	—	8,895
Special revenue and special assessment obligations	926,364	65,968	(1,256)	991,076
Hybrid	—	—	—	—
Industrial and miscellaneous	20,360,952	932,234	(74,177)	21,219,009
Parent, Subsidiaries and Affiliates	—	—	—	—
U.S. States, Territories and Possessions	50,492	5,164	—	55,656
ETF Bonds	—	—	—	—
Total long term bonds	21,728,107	1,013,173	(75,534)	22,665,747
Short-term bonds	107,655	5	(31)	107,629
Cash equivalent bonds	18,473	—	—	18,473
Total long term, short-term and cash equivalent bonds	$21,854,235	$1,013,178	$(75,565)	$22,791,849
	December 31, 2018
	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Long Term, Short-Term and Cash Equivalent Bonds:
U.S. government security obligations	$10,988	$568	$(368)	$11,188
All other governments	69,640	53	(6,513)	63,180
Political subdivisions	30,267	563	(489)	30,341
Special revenue and special assessment obligations	870,028	26,855	(5,700)	891,183
Hybrid	—	—	—	—
Industrial and miscellaneous	18,700,553	410,886	(381,361)	18,730,078
Parent, Subsidiaries and Affiliates	—	—	—	—
U.S. States, Territories and Possessions	47,072	716	(468)	47,320
ETF Bonds	23,635	—	—	23,635
Total long term bonds	19,752,183	439,641	(394,899)	19,796,925
Short-term bonds	785,108	—	(2)	785,106
Cash equivalent bonds	109	—	—	109
Total long term, short-term and cash equivalent bonds	$20,537,400	$439,641	$(394,901)	$20,582,140

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2019 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in the category representing their stated maturity.

	Book/ Adjusted Carrying Value	Fair Value
Due in one year or less	$11,077	$11,183
Due after one year through five years	2,085,800	2,153,487
Due after five years through ten years	2,376,103	2,498,544
Due after ten years	1,958,382	2,196,222
Mortgage backed and asset backed securities	15,422,873	15,932,413
Total	$21,854,235	$22,791,849

The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

	December 31, 2019
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$279,684	$(79)	$1,382	$(22)	$281,066	$(101)
All other governments	—	—	—	—	—	—
Political subdivisions	—	—	—	—	—	—
Special revenue and special assessment obligations	36,496	(613)	22,916	(643)	59,412	(1,256)
U.S. States, Territories and Possessions	93	—	—	—	93	—
Industrial and miscellaneous	2,241,734	(32,116)	1,825,507	(42,061)	4,067,241	(74,177)
Total long term bonds	2,558,007	(32,808)	1,849,805	(42,726)	4,407,812	(75,534)
Short-term bonds	34,369	(31)	—	—	34,369	(31)
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$2,592,376	$(32,839)	$1,849,805	$(42,726)	$4,442,181	$(75,565)

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	December 31, 2018
	Less than or equal to Twelve Months		Greater than Twelve Months		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long Term, Short Term and Cash Equivalent Bonds:
United States government	$7,059	$(316)	$1,446	$(52)	$8,505	$(368)
All other governments	60,121	(6,513)	—	—	60,121	(6,513)
Political subdivisions	117	(1)	9,312	(488)	9,429	(489)
Special revenue and special assessment obligations	146,339	(2,708)	92,565	(2,992)	238,904	(5,700)
U.S. States, Territories and Possessions	3,008	(38)	19,809	(430)	22,817	(468)
Industrial and miscellaneous	9,202,274	(292,434)	2,118,444	(88,927)	11,320,718	(381,361)
Total long term bonds	9,418,918	(302,010)	2,241,576	(92,889)	11,660,494	(394,899)
Short-term bonds	2,568	(2)	—	—	2,568	(2)
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$9,421,486	$(302,012)	$2,241,576	$(92,889)	$11,663,062	$(394,901)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered. The Company recognized $0 of impairments in 2019 and $2,882 impairments in 2018.

As of December 31, 2019 and 2018, the number of securities in an unrealized loss position for over 12 months consisted of 219 and 280, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as "5GI Securities".

The Company's 5GI securities as of December 31, 2019 and December 31, 2018, respectively, were as follows:

	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
Investment	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
LB&SS — AC	$7	1	$106,519	$8,248	$104,454	$8,248
Total	$7	1	$106,519	$8,248	$104,454	$8,248

AC — Amortized cost

FV — Fair value

BACV — Book adjusted carrying value

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

	December 31, 2019
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$235,192	$236,671	$290,210	$—
Total	$235,192	$236,671	$290,210	$—
	December 31, 2018
	Actual Cost	Book/ Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
Loan backed and structured securities	$285,128	$286,655	$339,198	$—
Total	$285,128	$286,655	$339,198	$—

Mortgage Loans

Maturities

The maturity distribution for mortgages is as follows:

	Year Ended December 31,
	2019	Percentage
2020	$782,169	10.50%
2021	577,121	7.75%
2022	460,174	6.18%
2023	1,136,980	15.27%
2024 and thereafter	4,490,870	60.30%
Total	$7,447,314	100.00%

Regions and Type

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

During 2019, the Company recognized total impairments on of $1,564 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2018, the Company recognized total impairments of $2,682 on mortgage loans all of which was recorded as a reduction to the carrying value of loans. During 2017, the Company recognized total impairments of $6,071 on mortgage loans, $4,060 of which recorded as a reduction to the carrying value of loans, and $2,011 was established as a loan loss allowance.

Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 21.40% of our total exposure in any state at December 31, 2019.

The following table presents the Company's CMLs by geographic region and property type:

	Year Ended December 31,
	2019	Percentage	2018	Percentage
Atlantic	$1,982,372	26.62%	$1,554,214	29.37%
Mountain	345,039	4.63%	242,876	4.59%
New England	275,951	3.71%	266,724	5.04%
North Central	564,181	7.58%	515,354	9.74%
Pacific	1,970,550	26.46%	1,286,831	24.32%
South Central	1,587,801	21.32%	1,011,020	19.11%
Various	721,420	9.68%	414,641	7.83%
Total	$7,447,314	100.00%	$5,291,660	100.00%

The mortgage loans by type are as follows:

	Year Ended December 31,
	2019	Percentage	2018	Percentage
Retail	$219,619	2.95%	$352,135	6.65%
Office	1,728,499	23.21%	1,274,541	24.09%
Industrial	738,362	9.91%	450,021	8.50%
Residential	3,430,840	46.07%	2,260,205	42.71%
Other	1,329,994	17.86%	954,758	18.05%
Total	$7,447,314	100.00%	$5,291,660	100.00%

In 2019 the minimum and maximum rates of interest received for commercial and residential loans were 1.90% and 11.31%. The maximum percentage of any one loan to the value of the security at the time of the loan was 80.47%. In 2018, the minimum and maximum rates of interest received for commercial loans were 4.01% and 9.38%. In 2017, the minimum and maximum rates of interest received for commercial loans were 3.00% and 5.35%.

Derivatives and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI swaps to hedge the currency and inflation risk. The Company mitigates the adverse market and general business risk by entering into equity index futures and total return swaps. The Company receives collateral from its derivative counterparties to limit credit risk.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes the CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps to limit its currency exposure from GBP denominated assets. The Company limits the adverse market and general business risk by entering into equity index futures, swaptions and total return swaps. The total carrying values of derivative assets were $324,465 and $50,026 as of December 31, 2019 and 2018, respectively.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

The Company's derivatives meet the criteria for effective hedges in accordance with SSAP No.86. Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recorded consistent with the GBP bonds hedged. The total net investment income (loss) recognized from derivative instruments were $209,124, $(144,530), and $141,246 as of December 31, 2019, 2018, and 2017 of which, equity index options generated $209,124 net investment income (loss) in 2019, $(144,530) in 2018, and $141,246 in 2017.

The Company's off balance sheet credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $301,949 and $26,746 as of December 31, 2019 and 2018. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collateral of $299,956 and $24,883 from counterparties as of December 31, 2019 and 2018. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged, prior to derivative netting through same counterparties were as follows:

	As of December 31, 2019
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$321,440	$5,880	$8,335,144
Inflation	—	21,924	—
Currency	1,433	591	37,716
Interest Rates	2,162	—	426,740
Adverse Market	—	—	—
Gross fair value of derivative instruments	$325,035	$28,395	$8,799,600
Offset per SSAP No. 64	(22,495)	(22,495)
Net fair value of derivative instruments	$302,540	$5,900
	As of December 31, 2018
Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/Index	$47,340	$2,455	$6,103,994
Inflation	—	23,283	168,040
Currency	2,356	—	29,361
Interest Rates	330	—	1,374,000
Adverse Market	—	—	—
Gross fair value of derivative instruments	$50,026	$25,738	$7,675,395
Offset per SSAP No. 64	—	—
Net fair value of derivative instruments	$50,026	$25,738

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

The fair value of the derivative assets and liabilities by instruments were as follows:

	As of December 31, 2019
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$—	$21,925	$156,740
Currency Swaps	1,433	591	37,716
OTC Options	321,400	530	8,141,270
Swaptions	2,162	—	270,000
Total Return Swaps	—	—	—
Futures	40	5,349	193,874
Gross fair value of derivative instruments	$325,035	$28,395	$8,799,600
Offset per SSAP No. 64	(22,495)	(22,495)
Net fair value of derivative instruments	$302,540	$5,900
	As of December 31, 2018
Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
CPI Swaps	$—	$23,283	$168,040
Currency Swaps	2,356	—	29,361
OTC Options	47,340	—	5,910,718
Swaptions	—	—	—
Total Return Swaps	330	—	1,374,000
Futures	—	2,455	193,276
Gross fair value of derivative instruments	$50,026	$25,738	$7,675,395
Offset per SSAP No. 64	—	—
Net fair value of derivative instruments	$50,026	$25,738

Other Investments

Other Invested Assets

Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2019	2018
Term notes and loans	$595,012	$387,660
LLCs and partnerships	478,697	329,200
Other	15,403	20,230
Low income housing tax credits	7,250	9,398
Total	$1,096,362	$746,488

Cash and short-term investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2019	2018
Cash and cash Equivalents	$552,111	$148,590
Short-term Investments	1,205,571	785,108
Total	$1,757,682	$933,698

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Restricted Assets

Restricted assets at December 31, were as follows:

	Year Ended December 31,
	2019	2018
FHLB capital stock	$69,390	$64,440
Pledged collateral to FHLB	2,427,423	2,357,460
Pledged collateral, other	52,478	43,386
On deposit with states	6,465	6,205
Total	$2,555,756	$2,471,491

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds (including maturities, paydowns and other redemptions) and related capital gains and losses were as follows:

	Year Ended December 31,
	2019	2018	2017
Proceeds	$7,905,124	$28,755,203	$5,699,347
Gross realized gains	98,403	361,561	203,199
Gross realized losses	(88,650)	(154,717)	(68,636)
Total realized gains	$9,753	$206,844	$134,563

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2019	2018	2017
Mortgage loans	$300,147	$233,986	$141,904
Bonds and stock	990,553	930,080	956,791
Short-term investments	64,380	10,965	7,987
Derivative instruments	209,124	(144,530)	141,246
Other income	100,705	8,640	9,315
Gross investment income	1,664,909	1,039,141	1,257,243
Less: investment expenses	(59,702)	(63,038)	(42,465)
Net investment income before IMR amortization	1,605,207	976,103	1,214,778
IMR amortization	9,557	11,700	17,237
Net investment income including IMR amortization	$1,614,764	$987,803	$1,232,015

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2019, 2018 and 2017.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2019, 2018 and 2017.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2019	2018	2017
Realized gains (losses)
Bonds and stock	$9,753	$206,843	$134,563
Derivatives	(36,309)	(14,815)	337
Mortgage loans	5,645	5,253	(4,059)
Other invested assets	(1,568)	7,292	1,103
Total realized (losses) gains on investments	(22,479)	204,573	131,944
Less amount transferred to IMR (net of related taxes of of $4,245 in 2019 and $3,481 in 2018 and $20,751 in 2017)	15,968	13,086	38,536
Total realized gains (losses) on investments	(38,447)	191,487	93,408
Federal income tax expense	45,413	66,123	65,560
Net realized gains (losses), less amount transferred to IMR	$(83,860)	$125,364	$27,848

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized no impairments on loan-backed and structured securities during year end December 31, 2019, 2018 and 2017. As of December 31, 2019, 2018 and 2017, the Company had no loan-backed and structured securities where the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed and structured securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2019 and 2018:

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$1,561,080	$(21,769)	$1,506,264	$(37,036)	$3,067,344	$(58,805)
	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-Backed and Structured Securities	$4,937,784	$(140,379)	$1,693,825	$(57,264)	$6,631,608	$(197,642)

The company receives certain amounts of prepayment and acceleration fees as shown below:

	General Account	Separate Account
1. Number of CUSIPS	51	—
2. Aggregate Amount of Investment Income	$8,762	—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

5.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1  Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2  Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3  Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock — Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash and short-term investments — For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans — The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives — The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

Policy and contract liabilities — Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Investment in LLC and Other invested assets — The Company values these interests based upon their proportionate share of the underlying GAAP equity of the investment.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Financial Instruments Held at Fair Value

As of December 31, 2019 and 2018, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$69,390	$91,549	$160,939
Options	—	320,869	—	320,869
Swaps	—	3,595	—	3,595
Futures	—	—	—	—
Total assets at fair value	$—	$393,854	$91,549	$485,403
Financial Liabilities
Derivative liabilities	5,309	591	—	5,900
Total liabilities at fair value	$5,309	$591	$—	$5,900
	December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Assets
Common stock	$—	$64,440	$87,349	$151,789
Options	—	47,340	—	47,340
Swaps	—	2,686	—	2,686
Futures	—	—	—	—
Total assets at fair value	$—	$114,466	$87,349	$201,815
Financial Liabilities
Derivative liabilities	2,455	23,283	—	25,738
Total liabilities at fair value	$2,455	$23,283	$—	$25,738

Transfers into or out of Level 3

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company had $91,549 and $87,349 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2019 and 2018.

	Beginning Balance at 01/01/2019	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2019
Assets
Common Stock	$87,349	$—	$—	$—	$4,200	$—	$—	$—	$—	$91,549
Total Assets	$87,349	$—	$—	$—	$4,200	$—	$—	$—	$—	$91,549

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

	Beginning Balance at 01/01/2018	Transfers into Level 3	Transfers out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2018
Assets
Common Stock	$87,200	$—	$—	$—	$—	$21,620	$—	$(21,471)	$—	$87,349
Total Assets	$87,200	$—	$—	$—	$—	$21,620	$—	$(21,471)	$—	$87,349

Fair Value of All Financial Instruments

The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100, insurance contracts and related policy loans have been excluded.

December 31, 2019	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$22,665,747	$21,728,107	$288,386	$16,549,227	$5,828,134	—
Common stock	160,939	160,939	—	69,390	91,549	—
Preferred stock	2,619	3,004	—	—	2,619	—
Other invested assets (excluding derivatives)	1,099,228	1,096,362	14,194	69,227	1,015,807	—
Short-term investments	1,208,207	1,205,571	5,672	305	1,202,230	—
Cash and cash equivalents	551,338	552,111	533,338	—	18,000	—
Derivative assets	324,465	324,465		324,465		—
Mortgage loans	7,548,306	7,447,314	—	4,025,047	3,523,259	—
Policy loans	3,779	3,779	—	—	3,779	—
Financial Liabilities
Derivative liabilities	27,824	5,900	5,309	22,515	—	—
December 31, 2018	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
Financial Assets
Bonds	$19,796,923	$19,752,183	$32,891	$15,673,029	$4,091,004	—
Common stock	151,789	151,789	—	64,440	87,349	—
Preferred stock	9,523	9,448	—	7,523	2,000	—
Other invested assets (excluding derivatives)	740,375	742,830	13,097	72,218	655,060	—
Short-term investments	785,106	785,108	9,952	1,331	773,822	—
Cash and cash equivalents	148,590	148,590	148,590	—	—	—
Derivative assets	50,026	50,026	—	50,026	—	—
Mortgage loans	5,278,844	5,291,660	—	2,925,003	2,353,841	—
Policy loans	3,697	3,697	—	—	3,697	—
Financial Liabilities
Derivative liabilities	25,738	2,455	2,455	23,283	—	—

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying values:

	December 31,
	2019		2018
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Bonds	$21,728,107	$22,665,747	$19,752,183	$19,796,923
Common stock-unaffiliated	160,939	160,939	151,789	151,789
Preferred stocks	3,004	2,619	9,448	9,523
Mortgage loans	7,447,314	7,548,306	5,291,660	5,278,844
Cash, cash equivalents and
short-term investments	1,757,682	1,759,545	933,698	933,698
Other invested assets, excluding derivatives	1,096,362	1,099,228	742,829	742,112
Policy loans	3,779	3,779	3,697	3,697
Total	$32,197,187	$33,240,163	$26,885,304	$26,916,586

6.  FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indiana. Through its membership, the Company has issued funding agreements to the FHLB Indiana in exchange for cash advances in the amount of $1,543,732 and $1,343,768 as of December 31, 2019 and 2018, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts (SSAP No. 52), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indiana for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations (SSAP No. 15), as borrowed money.

The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

	December 31, 2019	December 31, 2018
FHLB stock purchased/owned as part of the agreement:
Membership stock — class B	$35,000	$35,000
Activity stock	34,390	25,390
Excess stock	—	4,050
Aggregate total	69,390	64,440
Collateral pledged to the FHLB:
As of the reporting date and maximum during the reporting period	2,427,423	2,357,460
Funding capacity currently available	1,750,000	1,500,000
Total reserves related to the funding agreement	1,543,732	1,343,768
Agreement assets and liabilities
General account assets	69,390	64,440
General account liabilities	1,543,732	1,343,768

The Company invested in Class B of membership stock which is not eligible for redemption. The maximum amount of aggregate borrowings from FHLB at any time during 2019 and 2018, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $1,750,000 and $1,500,000, respectively.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

7.  FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/(Liability)

The net deferred tax asset/liability at December 31, 2019 and 2018 and the change is comprised of the following components:

	December 31, 2019
	Ordinary	Capital	Total
Gross deferred tax assets	$212,430	$5,689	$218,119
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	212,430	5,689	218,119
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	212,430	5,689	218,119
Gross deferred tax liabilities	197,887	19,361	217,249
Net admitted deferred tax asset / (liability)	$14,543	$(13,672)	$870
	December 31, 2018
	Ordinary	Capital	Total
Gross deferred tax assets	$155,475	$4,123	$159,598
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	155,475	4,123	159,598
Deferred tax assets nonadmitted	424	—	424
Subtotal net admitted deferred tax asset	155,051	4,123	159,174
Gross deferred tax liabilities	131,112	49,204	180,316
Net admitted deferred tax asset / (liability)	$23,939	$(45,081)	$(21,142)
	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$56,955	$1,566	$58,522
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	56,955	1,566	58,522
Deferred tax assets nonadmitted	(424)	—	(424)
Subtotal net admitted deferred tax asset	57,379	1,566	58,946
Gross deferred tax liabilities	66,776	(29,842)	36,934
Net admitted deferred tax asset / (liability)	$(9,397)	$31,409	$22,012

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2019
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	38,204	—	38,204
Adjusted gross deferred tax assets allowed per limitation	—	—	283,128
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	174,226	5,689	179,915
Deferred tax assets admitted as the result of application of SSAP No. 101	$212,430	$5,689	$218,119
	December 31, 2018
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	59,905	4,123	64,028
Adjusted gross deferred tax assets allowed per limitation	—	—	257,604
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	95,144	—	95,144
Deferred tax assets admitted as the result of application of SSAP No. 101	$155,049	$4,123	$159,172
	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	(21,701)	(4,123)	(25,824)
Adjusted gross deferred tax assets allowed per limitation	—	—	25,524
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from above) offset by gross deferred tax liabilities	79,082	5,689	84,771
Deferred tax assets admitted as the result of application of SSAP No. 101	$57,381	$1,566	$58,947

Other Admissibility Criteria

	December 31,
	2019	2018
Ratio Percentage Used To Determine Recovery Period	922%	903.35%
Ratio percentage used to determine recovery period and threshold limitation amount	$1,273,585	$1,921,159

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Impact of Tax Planning Strategies

	December 31, 2019
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$212,430	$5,689	$218,119
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	212,430	5,689	218,119
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	100%	100%
	December 31, 2018
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$155,475	$4,123	$159,598
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	155,050	4,123	159,173
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	100%	100%
	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$56,955	$1,566	$58,521
Percentage of adjusted Gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	57,380	1,566	58,946
Percentage of net admitted Adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%	0%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	December 31,
	2019	2018	2017
Federal Income tax expense (benefit) on operations	$56,423	$(47,503)	$22,906
Federal income tax on net capital gains	45,412	66,123	65,560
Current year income tax expense	$101,835	$18,620	$88,466

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31,
	2019	2018	Change
Deferred tax assets
Policyholder reserves	$129,068	$78,525	$50,543
Deferred acquisition costs	70,344	62,050	8,294
Tax credit carryforward	—	6,017	(6,017)
Other	13,019	8,884	4,135
	212,430	155,475	56,955
Nonadmitted	—	424	(424)
Admitted ordinary deferred tax asset	212,430	155,051	57,379
Capital	5,689	4,123	1,566
Nonadmitted	—	—	—
Admitted capital deferred tax asset	5,689	4,123	1,566
Admitted deferred tax asset	$218,119	$159,174	$58,946
Deferred tax liabilities
Investments	$143,518	$67,976	$75,542
Deferred and uncollected premiums	2,062	2,111	(49)
Policyholder reserves	52,307	61,024	(8,718)
	197,887	131,112	66,776
Capital	19,361	49,204	(29,842)
Deferred tax liabilities	217,249	180,315	36,934
Net Deferred Tax Assets	$870	$(21,142)	$22,012

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31, 2019				December 31, 2018
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$212,430	$5,689	$218,119	$155,475	$4,123	$159,598	$58,521
Total deferred tax liabilities	197,887	19,362	217,249	131,112	49,204	180,316	36,933
Net deferred tax assets/ (liabilities)	$14,543	$(13,673)	$870	$24,363	$(45,081)	$(20,718)	$21,588
Tax effect of unrealized (gain) / losses							28,157
Change in net deferred in come tax							$49,745

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

	December 31, 2019
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$291,135	$61,138	21.00%
Amortization of interest maintenance reserve	2,542	534	0.18%
Low income housing tax credits	(13,524)	(2,840)	(0.98)%
Dividend received deduction	(10,000)	(2,100)	(0.72)%
Change in net deferred income tax on statutory nonadmitted assets	(7,081)	(1,487)	(0.51)%
Change in statutory deferred tax rate adjustment	—	—	—%
Adjustments related to reinsurance	(1,635)	(343)	(0.12)%
Adjustments related to investments	(1,000)	(210)	(0.07)%
Other, net	(12,388)	(2,601)	(0.89)%
Total	$248,050	$52,090	17.89%
Federal income taxes incurred		101,835	34.98%
Change in net deferred income taxes		(49,745)	(17.09)%
Total statutory income tax expense benefit		$52,090	17.89%

As a result of tax reform (TCJA) the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

At December 31, 2019, the Company had no operating loss, capital loss, foreign tax credit or any business credit carry-forwards. At December 31, 2019, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated federal income tax return with its parent, Commonwealth Annuity and Life Insurance Company, and its affiliates First Allmerica Financial Life Insurance Company, Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc., Gotham Re, Inc., and Forethought National Life Insurance Company. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

In 2018, the Internal Revenue Service (IRS) had an open conference and started the audit for the 2016 tax year for the Company and its subsidiaries. There have been no proposed adjustments and the Company does not anticipate any adjustments that will result in a material, adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none have been recorded.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2019 and 2018, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2019 and 2018.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2014. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

8.  REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy.

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2019 and 2018, FLIC assumed $26,154 and $28,171 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

The Company assumes on a modified coinsurance "Modco" 'basis certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2019 and 2018, FLIC assumed $303,459 and $323,378 of Modco reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective April 1, 2017 with approval from the Indiana DOI, the Company entered into a reinsurance agreement with Global Atlantic Re Limited, an affiliated certified reinsurer, whereby it ceded a portion of its annuity and preneed business on a funds withheld basis. As a result of the transaction, the company ceded $8.6 billion reserves to the reinsurer and continues to cede annuity business to the reinsurer on an ongoing quota share basis. Effective April 2, 2018, in accordance with the reinsurance agreement, the Company moved 50% of the funds withheld assets to a coinsurance arrangement.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2019	2018	2017
Reinsurance premiums assumed	$1,360	$1,467	$1,793
Reserves assumed	26,154	28,171	30,138
Modco reserves assumed	303,459	323,378	361,252

Reinsurance ceded for years ended December 31, is as follows:

	December 31,
	2019	2018	2017
Reinsurance premiums ceded	$3,760,059	$3,720,357	$10,904,269
Reserves ceded	15,413,106	12,815,768	9,723,455
Modco reserves ceded	3,387,381	3,180,664	3,649,914
Contract claims unpaid ceded	5,141	5,592	5,826

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2019	2018	2017
Direct	$8,545,244	$8,460,649	$6,427,679
Reinsurance assumed — non-affiliated	1,360	1,467	1,793
Less: Reinsurance ceded — affiliated	3,727,830	3,682,170	10,862,491
Less: Reinsurance ceded — unaffiliated	32,229	38,187	41,778
Net premiums	$4,786,545	$4,741,759	$(4,474,797)

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2019 and 2018.

9.  PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

As of December 31, 2019 and 2018, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year ended December 31,
	2019					2018
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Ordinary new business	$797	$358	$439	$—	$439	$653	$246	$407	$—	$407
Ordinary renewal business	2,930	737	2,193	—	2,193	3,116	823	2,293	—	2,293
Group life	14,849	7,660	7,189	—	7,189	15,421	8,069	7,352	—	7,352
Total	$18,576	$8,755	$9,821	$—	$9,821	$19,190	$9,138	$10,052	$—	$10,052

10.  ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As of December 31, 2019, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$10,089,872	$—	$10,089,872	29.4%
At book value less current surrender charge of 5% or more	18,555,323	555,796	19,111,119	55.6%
Total with adjustment or at fair value	28,645,195	555,796	29,200,991	85.0%
At book value without adjustment (minimal or no charge adjustment)	2,525,994	2,528,126	5,054,120	14.7%
Not subject to discretionary withdrawal:	91,321	—	91,321	0.3%
Total (gross)	31,262,510	3,083,922	34,346,432	100.0%
Less: reinsurance ceded	(13,507,830)	—	(13,507,830)
Total (net)	$17,754,680	$3,083,922	$20,838,602

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Group Annuities:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$293,056	$—	$293,056	17.8%
At book value less current surrender charge of 5% or more	1,224,719	—	1,224,719	74.2%
Total with adjustment or at fair value	1,517,775	—	1,517,775	92.0%
At book value without adjustment (minimal or no charge adjustment)	131,685	—	131,685	8.0%
Not subject to discretionary withdrawal:	—	—	—	—%
Total (gross)	1,649,460	—	1,649,460	100.0%
Less: reinsurance ceded	(688,458)	—	(688,458)
Total (net)	$961,002	$—	$961,002

Total Deposit-type Contracts:

	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—%
Total with adjustment or at fair value	—	—	—	—%
At book value without adjustment (minimal or no charge adjustment)	—	—	—	—%
Not subject to discretionary withdrawal:	1,721,946	—	1,721,946	5.0%
Total (gross)	1,721,946	—	1,721,946	104.4%
Less: reinsurance ceded	(2,097)	—	(2,097)
Total (net)	$1,719,849	$—	$1,719,849

	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total
Reconciliaton of total annuity actuarial reserves and deposit fund liabilities amounts:
Life, accident & health, and supplemental contracts with life contingencies	$20,435,531	$—	$20,435,531
Separate Accounts	—	3,083,922	3,083,922
Total annuity actuarial reserves and deposit liabilites	20,435,531	3,083,922	23,519,453

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

As of December 31, 2019, the Company's life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2019
	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Other permanent cash value life insurance	$—	$2,589,098	$2,694,429
Miscellaneous reserves	—	—	5,000
Total (gross)	—	2,589,098	2,699,429
Less: reinsurance ceded	—	(1,165,094)	(1,214,743)
Total (net)	$—	$1,424,004	$1,484,686
	Year Ended December 31, 2019
	General Account	Separate Account without Guarantees	Total
Reconciliation of total life & accident & health reserves:
Life insurance reserves	$1,481,932	$—	$1,481,932
Accidental death benefit reserves	1	—	1
Disabled lives reserves	2	—	2
Miscellaneous reserves	2,750	—	2,750
Total life and accident & health reserves	1,484,686	—	1,484,686

As of December 31, 2018, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2018
	General Account	Separate Account without Guarantees	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$7,385,970	$—	$7,385,970	23.6%
At book value less current surrender charge of 5% or more	17,459,019	1,312,505	18,771,524	59.9%
Total with adjustment or at fair value	24,844,989	1,312,505	26,157,494	83.5%
At book value without adjustment (minimal or no charge adjustment)	2,152,667	1,544,781	3,697,448	11.8%
Not subject to discretionary withdrawal:	1,488,496	—	1,488,496	4.7%
Total (gross)	28,486,152	2,857,286	31,343,438	100.0%
Less: reinsurance ceded	(11,661,225)	—	(11,661,225)
Total (net)	$16,824,927	$2,857,286	$19,682,213

11.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2020 is $273,160.

No dividend was paid in 2019. On December 29, 2017, with the approval of the Indiana Department of Insurance, the Company paid an extraordinary dividend of $125,000 to Commonwealth Annuity. The dividend was paid in cash, bonds and accrued interest. In June 2017, with the approval of the Indiana Department of Insurance, the Company paid an extraordinary dividend of $190,000 consisting of $180,500 to Commonwealth Annuity and $9,500 to FFSI. The dividend was paid in cash. In 2016, the Company paid a dividend of $90,000 to its shareholders, consisting of $85,500 to Commonwealth Annuity and $4,500 to FFSI. The dividend was paid on December 28, 2016 in cash, bonds and accrued interest.

On October 5, 2016, the Company issued a Surplus Note (the FLIC Surplus Note) to Global Atlantic (Fin) Company (GA Finco). On December 29, 2017, this note was assigned to Commonwealth Annuity. The full outstanding principal balance of $365,000 will be payable on the Maturity Date of October 5, 2021. Interest will be calculated based on a fixed interest rate of 6.50% and paid semi-annually in arrears, commencing March 31, 2017. All interest payments and the payment of principal on the Maturity require prior written approval of the Commissioner of the Indiana Department of Insurance. In March 2019, with the approval from the Commission of the Indiana Department of Insurance, the Company made interest payments in the amount of $15,817. In March and September 2018, with the approval from the Commissioner of the Indiana Department of Insurance the Company made interest payments in the amounts of $11,863 and $11,863. In October 2017, with the approval from the Commissioner of the Indiana Department of Insurance the Company made an interest payment of $11,863. There were no interest payments made in 2016.

On May 31, 2019, the Company received regulatory approval from the Indiana Department of Insurance to pay accrued and unpaid interest due, prepay principal on, and cancel the surplus note. Upon cancellation of the note, it was deemed a capital contribution from Commonwealth Annuity to the Company. In 2018 and 2017, the Company did not receive capital contributions.

The Company's unassigned surplus was impacted by each item below as follows:

	December 31,
	2019	2018	2017
Unrealized gains (losses)	$234,396	$96,513	$25,418
Nonadmitted asset values	(5,113)	(6,044)	(5,148)
Asset valuation reserves	(384,537)	(203,802)	(153,234)

The Company must meet minimum capital and surplus requirements under a risk-based capital (RBC formula). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $2,273,585 at December 31, 2019.

12.  RELATED PARTY TRANSACTIONS

Service Agreements

The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited (GAFG) and GA Finco under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $181,308, $176,821, and $177,754 in intercompany charges for 2019, 2018, and 2017 respectively

The Company has also entered into administrative service agreements with GSAM, a related party of Goldman Sachs Group Inc., to receive management services and investment advisory services, respectively. The administrative service agreement is to receive services which are routine in nature. The Company paid portfolio management fees to GSAM that resulted in

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

a payable of $1,991, $949, and $1,429 for the years ending December 31, 2019, 2018, and 2017 respectively and expenses of $3,506, $3,436, and $5,317 for the years ending December 31, 2019, 2018, and 2017 respectively.

The Company and its affiliate, Accordia Life and Annuity Company (Accordia) are wholly-owned subsidiaries of Commonwealth Annuity. The Company and Accordia entered into a Marketing Agreement, related to Accordia independent agents selling FLIC indexed annuity products. Fees earned during 2016 related to this agreement were $526 respectively. This agreement was terminated in 2017.

Payable/Receivable from Affiliates

The Company reported a net payable to parent, subsidiaries and affiliates of $6,153 as of December 31, 2019. The Company reported a net receivable from parent, subsidiaries and affiliates of $4,770 as of December 31, 2018. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties, described in footnote 8 — Reinsurance. Amounts due to affiliates related to funds withheld agreements were $87,048 and $34,496 for the quarters ended December 31, 2019 and December 31, 2018, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

13.  COMMITMENTS AND CONTINGENCIES

Litigation

Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company's traditional life business. As of December 31, 2019, the purchase commitments relating to the agreement with the third party administrator were as follows:

2020	$11,602
2021	10,156
2022	8,582
2023	7,015
2024	5,383
2025 and thereafter	—
Total	$42,738

The Company has funding commitments subsequent to December 31, 2019 for the following:

Commercial Mortgage Loans and Other Lending Facilities	$1,078,124
Private Equities	985
LIHTC Partnerships	315
Limited Partnerships	1,034

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

14.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2019 through March 30, 2020, the date that these financial statements were available to be issued, and determined that there are no Type — I Recognized, or Type II, Non Recognized subsequent events.

The COVID-19 outbreak is currently impacting the United States and many countries around the world. Due to the recent and rapidly evolving nature of these events, the Company is unable to estimate the full impact at this time. However, at this time, the Company does not believe the situation will materially impact the Company's liquidity or capital position.

15.  COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

	December 31,
	2019	2018
Guaranty funds	$1,130	$1,011
Intercompany receivable	—	2,969
Other miscellaneous assets	20	1,801
Total other assets	$1,150	$5,781

Other liabilities consist of the following:

	December 31,
	2019	2018
Payable for securities	$13,016	$4,382
Derivative collateral	306,969	36,406
Remittances and items not allocated	85,543	135,098
Commission payables	14,083	9,605
Other miscellaneous liabilities	51,720	39,260
Total other liabilities	$471,331	$224,752

Other income consists of the following:

	December 31,
	2019	2018	2017
IMR adjustment on ceded gains	$3,870	$14,568	$69,914
Other Income on reinsurance ceded	(9,553)	(188,902)	(44,900)
Other miscellaneous income	(30)	(16)	4
Total other income	$(5,713)	$(174,350)	$25,018

Other expenses consist of the following:

	December 31,
	2019	2018	2017
Funds withheld net investment income ceded	$422,163	$240,673	$353,211
Funds withheld policy loan interest	167	124	124
Miscellaneous expense	2,100	2,858	2,625
Total other expenses	$424,430	$243,655	$355,960

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

16.  SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2019 and 2018, the Company's separate account statement included legally insulated assets of $3,172,046 and $2,990,352 respectively. The separate account assets of $3,172,046 as of December 31, 2019, as reflected on the statutory statement of admitted assets included $0 of amounts not legally insulated (seed money).

The assets legally insulated from the general account as of December 31, 2019 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	Separate Account Assets (Not Legally Insulated)
ForeRetirement Variable Annuity	$3,160,425	$—
Huntington ForeRetirement Variable Annuity	—	—
Forethought Variable Interest Trust	11,621	—
Total	$3,172,046	$—

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2019 was $91,849 with associated risk charges paid by the separate account to compensate for these risks of $16,874 . The maximum amount associated with withdrawal benefit guarantees for 2019 was $551,509 with associated risk charges paid by the separate account of $44,327 .

The maximum amount associated with death benefit guarantees for 2018 was $221,919 with associated risk charges paid by the separate account to compensate for these risks of $17,377. The maximum amount associated with withdrawal benefit guarantees for 2018 was $781,643 with associated risk charges paid by the separate account of $45,608

Information regarding the Separate Accounts of the Company as of December 31, 2019 and 2018 is as follows:

	Non-Guaranteed Separate Accounts
	2019	2018
Premiums, considerations or deposits	$46,019	$80,237
Reserves
For accounts with assets at:
Fair value	3,083,922	2,857,286
By withdrawal characteristics
At book value without fair value adjustment and with current surrender charge of 5% or more	555,796	1,312,505
At book value without fair value adjustment and with current surrender charge of less than 5%	2,528,126	1,544,781
Total	$3,083,922	$2,857,286

Forethought Life Insurance Company

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Notes to Financial Statements — Statutory Basis

For the Years Ended December 31, 2019, 2018 and 2017

(Dollars in thousands)

Reconciliation of net transfers to / (from) separate accounts as reported in the Statements of Operations for the year ended December 31, 2019 and December 31, 2018 is as follows:

	2019	2018	2017
Transfers to separate accounts	$129,233	$213,837	$367,212
Transfers from separate accounts	305,510	345,418	295,421
Net transfers from separate accounts	$(176,277)	$(131,581)	$71,791
Reconciling adjustments:
Reinsurance	176,277	131,622	(71,727)
Transfers as reported in the Statements of Operations	$—	$41	$64

Supplementary Information

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2019

(Dollars in thousands)

Investment income earned
Bonds, term notes and loans	$965,356
Preferred stocks (unaffiliated)	123
Common stocks (unaffiliated)	25,074
Mortgage loans	300,147
Premium notes, policy loans and liens	373
Short-term investments	64,380
Other invested assets	100,332
Derivative instruments	209,124
Gross investment income	$1,664,909
Other long term assets — statement value	$1,096,362
Bonds and Short-Term Investments by Maturity and Class
by Maturity (weighted based on future cashflows) — Statement Value
Due within one year or less	$1,037,110
Over 1 year through 5 years	6,233,634
Over 5 years through 10 years	6,377,750
Over 10 years through 20 years	2,503,858
Over 20 years	5,701,883
Total by maturity	$21,854,235
by Class — Statement Value
Class 1	$16,986,401
Class 2	4,570,084
Class 3	125,446
Class 4	65,785
Class 5	106,519
Class 6	—
Total by class	$21,854,235
Total bonds publicly traded	$13,527,378
Total bonds privately placed	$8,326,857
Total	$21,854,235
Mortgage loans on real estate by standing (book value including nonadmitted portion):
Commercial mortgages	$4,016,474
Residental mortgages	3,430,840
Total	$7,447,314
Mortgage loans on real estate by by standing (book value):
Good standing	$7,374,216
Interest overdue more than 90 days, not in foreclosure	58,719
Total	$7,432,935
Collateral loans	$353,507
Stock of parents, subsidiaries, and affiliates (book value including nonadmitted portion) — bonds	$—
Preferred stocks — statement value	$3,004
Common stocks — market value	$160,939
Options, Caps & Floors Owned — Statement Value	$323,032
Short-term investments — book value:	$1,205,571
Cash equivalents — book value	$551,338
Cash on deposit	$773
$1,757,682

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2019

(Dollars in thousands)

Life insurance in force
Ordinary life	$376,567
Group life	1,774,399
$2,150,966
Annuities
Ordinary
Deferred — fully paid account balance	$17,944,856
Deferred — not fully paid account balance	32
$17,944,888
Group
Fully paid account balance	$987,028
Not fully paid account balance	707
$987,735
Accident and health insurance — premiums in force:
Ordinary	$65,975
Group	2,376
$68,351
Claim payments:
Other accident and health —
2019	$34,530
2018	$40,076
Claims reserves:
2019	$7,125
2018	$5,432
Deposit funds and dividend accumulations:
Deposit funds — account balance	$1,543,732
Dividend accumulations — account balance	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories

December 31, 2019

(Dollars in thousands)

Investment Risk Interrogatories

1.  The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $33,166,301 at December 31, 2019.

2.  The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

Investment Category	Issuer	Amount	Percentage of Total Admitted Assets
Long Term Bonds/Common Stock	2.01 Blue Eagle 2016-1	$456,235	1.4%
Long Term Bonds	2.02 MACT TRUST MACT_19-1	$361,153	1.1%
Long Term Bonds	2.03 DUBLINASSETHOLDINGS	$357,517	1.1%
Long Term Bonds	2.04 NRZ_RMBS_FACILITY_2	$341,497	1.0%
Long Term Bonds	2.05 CRE TECHREN	$327,845	1.0%
Long Term Bonds	2.06 SP SOLAR 1 DEBT	$316,963	1.0%
Long Term Bonds	2.07 FNBM LLC	$247,208	0.7%
Other Invested Assets	2.08 ORIGIS ENERGY USA INC	$236,603	0.7%
Mortgage Loans	2.09 CERBERUS SFR LOAN 2018-1	$233,654	0.7%
Other Invested Assets	2.10 HOPMEADOW HOLDINGS II LP PRVT	$226,732	0.7%

3.  The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating	Amount	Percentage of Total Admitted Assets
Bonds
3.01 NAIC-1	$16,986,401	51.2%
3.02 NAIC-2	$4,570,084	13.8%
3.03 NAIC-3	$125,446	0.4%
3.04 NAIC-4	$65,785	0.2%
3.05 NAIC-5	$106,519	0.3%
3.06 NAIC-6	$—	0.0%
	$21,854,235	65.9%
NAIC Rating	Amount	Percentage of Total Admitted Assets
Preferred Stocks
3.07 P/RP-1	$3,004	0.0%
3.08 P/RP-2	$—	0.0%
3.09 P/RP-3	$—	0.0%
3.10 P/RP-4	$—	0.0%
3.11 P/RP-5	$—	0.0%
3.12 P/RP-6	$—	0.0%
	$3,004	0.0%

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories, continued

December 31, 2019

(Dollars in thousands)

4.  Assets held in foreign investments are as follows

	Amount	Percentage of Total Admitted Assets
4.02 Total admitted assets held in foreign investments	$2,284,102	6.9%
4.03 Foreign-currency-denominated investments	$—	0.0%
4.04 Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.  Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
5.01 Countries rated NAIC-1	$2,284,102	6.9%
5.02 Countries rated NAIC-2	$—	0.0%
5.03 Countries rated NAIC-3 or below	$—	0.0%

6.  Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01 Cayman Islands	$1,116,291	3.4%
6.02 United Kingdom	$283,158	0.9%
Countries rated NAIC-2
6.03	$—	0.0%
6.04	$—	0.0%
Countries rated NAIC-3 or below
6.05	$—	0.0%

a.  Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.  Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01 FDF_1	1	$134,325	0.4%
10.02 OELF_2017-1A	1	$125,808	0.4%
10.03 ANCHF_15-1A	1	$78,731	0.2%
10.04 FRANCE (REPUBLIC OF)	1	$75,166	0.2%
10.05 TAKEDA PHARMACEUTICAL CO LTD	2	$64,483	0.2%
10.06 COOPERATIEVE RABOBANK UA	2	$48,271	0.1%
10.07 UBS GROUP AG	1	$45,237	0.1%
10.08 CREDIT SUISSE GROUP AG	2	$44,839	0.1%
10.09 SJETS_17-1	1	$44,731	0.1%
10.10 BARCLAYS PLC	2	$41,772	0.1%

11.  Assets held in Canadian investments and unhedged Canadian currency exposure are less than 2.5% of the Company's total admitted assets.

12.  Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13.  Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories, continued

December 31, 2019

(Dollars in thousands)

14.  Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15.  Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

16.  With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type	Amount	Percentage of Total Admitted Assets
16.01 Residential	$233,654	0.7%
16.02 Residential	$219,021	0.7%
16.03 Residential	$184,970	0.6%
16.04 Commercial	$175,600	0.5%
16.05 Residential	$141,451	0.4%
16.06 Commercial	$118,300	0.4%
16.07 Residential	$106,691	0.3%
16.08 Commercial	$104,580	0.3%
16.09 Residential	$99,251	0.3%
16.10 Residential	$97,285	0.3%

  Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
16.11 Construction loans	$—	0.0%
16.12 Mortgage loans over 90 days past due	$58,719	0.2%
16.13 Mortgage loans in the process of foreclosure	$14,374	0.0%
16.14 Mortgage loans foreclosed	$—	0.0%
16.15 Restructured mortgage loans	$—	0.0%

17.  Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01 above 95%	$—	0.0%	$605,738	1.8%	$—	0.0%
17.02 91 to 95%	$—	0.0%	$87,576	0.3%	$—	0.0%
17.03 81 to 90%	$—	0.0%	$284,422	0.9%	$—	0.0%
17.04 71 to 80%	$322,442	1.0%	$416,283	1.3%	$—	0.0%
17.05 below 70%	$3,694,032	11.1%	$2,036,820	6.1%	$—	0.0%
	$4,016,474	12.1%	$3,430,839	10.3%	$—	0.0%

18.  Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19.  Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Supplemental Schedule of Investment Risk Interrogatories, continued

December 31, 2019

(Dollars in thousands)

20.  Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
20.01 Securities lending (do not include assets held as collateral for such transactions)	$—	0.0%	$—	$—	$—
20.02 Repurchase agreements	$—	0.0%	$—	$—	$—
20.03 Reverse repurchase agreements	$—	0.0%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	0.0%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	0.0%	$—	$—	$—

21.  Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

	Owned		Written
	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01 Hedging	$323,032	1.0%	$—	0.0%
21.01 Income generation	$—	0.0%	$—	0.0%
21.01 Other	$—	0.0%	$—	0.0%
	$323,032	1.0%	$—	0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
22.01 Hedging	$1,109	—%	$18,578	$18,192	$17,725
22.02 Income generation	$—	0.0%	$—	$—	$—
22.03 Replications	$—	0.0%	$—	$—	$—
22.04 Other	$—	—%	$—	$—	$—

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

	At Year-End		At End of Each Quarter
	Amount	Percentage	1st Qtr Amount	2nd Qtr Amount	3rd Qtr Amount
23.01 Hedging	$7,925	0.0%	$6,900	$7,620	$7,458
23.02 Income generation	$—	0.0%	$—	$—	$—
23.03 Replications	$—	0.0%	$—	$—	$—
23.04 Other	$—	0.0%	$—	$—	$—

Forethought Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Summary Investment Schedule

For the Years Ended December 31, 2018

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage of Total Admitted	Amount	Percentage of Total Admitted
Investment Categories
Long Term Bonds:
U.S. governments	$287,930	0.89%	$287,930	0.89%
All other governments	94,027	0.29%	94,027	0.29%
U.S. states, territories and possessions, etc. guaranteed	50,491	0.16%	50,491	0.16%
U.S. political subdivisions of states, territories, and possessions, guaranteed	8,342	0.03%	8,342	0.03%
U.S. special revenue and special assessment obligations, etc. non- guaranteed	926,364	2.85%	926,364	2.85%
Industrial and miscellaneous	20,172,701	62.03%	20,172,701	62.03%
Hybrid securities	—	—%	—	—%
Parent, subsidiaries and affiliates	24,692	0.08%	24,692	0.08%
SVO identified funds	—	—%	—	—%
Unaffiliated Bank loans	163,560	0.50%	163,560	0.50%
Total long-term bonds	21,728,107	66.81%	21,728,107	66.81%
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	3,004	0.01%	3,004	0.01%
Parent, subsidiaries and affiliates	—	—%	—	—%
Total preferred stocks	3,004	0.01%	3,004	0.01%
Common Stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	69,390	0.21%	69,390	0.21%
Industrial and miscellaneous Other (Unaffiliated)	91,549	0.28%	91,549	0.28%
Total common stocks	160,939	0.49%	160,939	0.49%
Mortgage Loans:
Farm mortgages	—	—%	—	—%
Residential mortgages	3,430,845	10.55%	3,430,845	10.55%
Commercial mortgages	3,854,288	11.85%	3,854,288	11.85%
Mezzanine real estate loans	162,181	0.50%	162,181	0.50%
Total mortgage loans	7,447,314	22.90%	7,447,314	22.90%
Real Estate:
Properties held for sale	1,208	—%	1,208	—%
Total real estate	1,208	—%	1,208	—%
Cash	773	—%	773	—%
Cash equivalents	551,338	1.70%	551,338	1.70%
Short-term investments	1,205,571	3.71%	1,205,571	3.71%
Contract loans	3,779	0.01%	3,779	0.01%
Derivatives	324,465	1.00%	324,465	1.00%
Other invested assets	1,080,960	3.32%	1,080,960	3.32%
Receivables for securities	14,194	0.04%	14,194	0.04%
Total invested assets	$32,521,652	100.00%	$32,521,652	100.00%

*  Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

PART C

OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part B of the Registration Statement.

(b) Exhibits

(1)

Resolution of the Board of Directors of Forethought Life Insurance Company (“Forethought”) authorizing the establishment of the Separate Account. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.

(2)	Not applicable.

(3)(a)	Principal Underwriter Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.

(4)(a)	Form of Variable Annuity Contract. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.

(4)(b)	Multi-Year Guaranteed Account Rider. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-206448, filed on August 18, 2015.

(4)(c)	Variable Lifetime Withdrawal Benefit Rider. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-206448, filed on August 18, 2015.

(4)(d)	Earnings Protection Death Benefit Rider. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-206448, filed on August 18, 2015.

(4)(e)	Terminal Illness Waiver of Contingent Deferred Sales Charge Rider. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-206448, filed on August 18, 2015.

(4)(f)	Fund Facilitation Fee Rider. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-201683, filed on January 26, 2015.

(4)(g)	Contract Maturity Date Rider. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-201683, filed on January 26, 2015.

(5)	Form of Application. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-206448, filed on August 18, 2015.

(6)(a)	Articles of Incorporation of Forethought Life Insurance Company. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.

(6)(b)	Bylaws of Forethought Life Insurance Company. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.

(7)	Contracts of Reinsurance.

(7)(a)	Commonwealth Annuity and Life Insurance Company. Incorporated by reference to the amended filing to the Registration Statement, File No. 333-209070, filed on March 22, 2016.

(8)	Fund Participation Agreements.

(8)(a)	American Century Investment Services, Inc. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.

(8)(a)(i)	First Amendment to American Century Fund Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(b)	BlackRock Variable Series Funds, Inc. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.

(8)(b)(i)	First Amendment to BlackRock Fund Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(b)(ii)	Second Amendment to BlackRock Fund Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(c)	Lord Abbett Series Funds, Inc. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.

(8)(c)(i)	First Amendment to Lord Abbett Fund Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(d)	PIMCO. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.

(8)(e)	Putnam Variable Trust. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.

(8)(e)(i)	First Amendment to Putnam Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(f)	American Funds. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.

(8)(f)(i)	First Amendment to American Funds Fund Participation and Service Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(g)	MFS Variable Insurance Trust. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.

(8)(g)(i)	First Amendment to MFS Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(h)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.

(8)(h)(i)	First Amendment to AIM (Invesco) Participation Agreement.

(8)(i)	Franklin Templeton Variable Insurance Products Trust. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.

(8)(i)(i)	First Amendment to Franklin Templeton Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(i)(ii)	Second Amendment to Franklin Templeton Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(j)	Forethought VIT Funds. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.

(8)(j)(i)	First Amendment to Forethought FVIT Participation Agreement.

(8)(k)	Goldman Sachs Variable Insurance Trust. Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-201683, filed on January 26, 2015.

(8)(k)(i)	First Amendment to Goldman Sachs Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(l)	AB Variable Products Series Fund, Inc. Incorporated by reference to the amended filing to the Registration Statement, File No. 333-206448, filed on November 9, 2015.

(8)(m)	Calvert-Eaton Vance Fund Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(n)	Ivy Funds Variable Insurance Portfolios. Incorporated by reference to the amended filing to the Registration Statement, File No. 333-206448, filed on November 9, 2015.

(8)(n)(i)	First Amendment to Ivy Participation Agreement. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-205718, filed on April 18, 2019.

(8)(n)(ii)	Second Amendment to Ivy Participation Agreement.

(8)(o)	Oppenheimer Variable Account Funds. Incorporated by reference to the amended filing to the Registration Statement, File No. 333-206448, filed on November 9, 2015.

(8)(p)	DFA Investment Dimensions Group Inc. Incorporated by reference to the amended filing of the Registration Statement, File No. 333-206448, filed on April 18, 2017.

(9)	Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel.

(10)	Consent of Independent Registered Public Accounting Firm.

(11)	No financial statements are omitted.

(12)	Not applicable.

(99)	Copy of Power of Attorney.

(99)(a)	Robert M. Arena, Jr.

(99)(b)	Hanben Kim Lee

(99)(c)	David A. Jacoby

(99)(d)	David P. Wilken

(99)(e)	Eric D. Todd

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
Robert M. Arena, Jr. (1)	President, Director (Chairman)*
Hanben Kim Lee (2)	Executive Vice President, Director*
Anupam Agarwal (2)	Chief Investment Officer
Padma Elmgart (2)	Chief Technology Officer
Brian Hendry (2)	Chief Audit Executive
David A. Jacoby (2)	Chief Financial Officer, Director*
Doug Jaworski (5)	Chief Information Security Officer and Vice President
Lori LaForge (1)	Chief Marketing Officer
Daniel O’Shea (1)	Chief Human Resources Officer
Samuel Ramos (2)	Chief Legal Officer and General Counsel
Peter Rugal (1)	Chief Operations Officer
Andrew Shainberg (2)	Chief Compliance Officer
Natalie Wagner (4)	SEC Rule 38a-1 Chief Compliance Officer, Privacy Officer, Anti-Money Laundering Officer, Special Investigative Unit Officer and Vice President
Edward Wilson (2)	Chief Risk Officer
Paula G. Nelson (1)	Head of Retirement
David P. Wilken (3)	Head of Life, Director*
Jason Bickler (1)	Managing Director
Mark Erickson (2)	Managing Director
April Galda (4)	Managing Director
Jonathan Hecht (2)	Managing Director
Justin MacNeil (4)	Managing Director and Assistant Treasurer
Stephen McIntyre (2)	Managing Director
Barrie Moskovich (2)	Managing Director
Sarah M. Patterson (1)	Managing Director, Associate General Counsel, and Assistant Secretary
Dean Pentikis (2)	Managing Director
Philip Sherrill (2)	Managing Director
Gary Silber (2)	Managing Director, Associate General Counsel, and Assistant Secretary
Eric D. Todd	Managing Director, Director*
Sarah Williams (2)	Managing Director
Robert J. Egan (4)	Senior Vice President and Appointed Actuary
Susan L. Fiengo (1)	Senior Vice President
Ilya Finkler (2)	Senior Vice President
John Giamalis (1)	Senior Vice President and Treasurer
Maureen Henderson (3)	Senior Vice President
Rodney R. Howard (1)	Senior Vice President
Virginia Johnson (4)	Senior Vice President, Associate General Counsel, and Assistant Secretary
Kevin Kimmerling (Field)	Senior Vice President, Associate General Counsel, and Assistant Secretary
Victoria Lau (2)	Senior Vice President
Emily LeMay (3)	Senior Vice President
Juan Mazzini (2)	Senior Vice President
Kelly Milberger (Field)	Senior Vice President
Jason M. Roach (4)	Senior Vice President
Marvin Cox (6)	Vice President
Eileen DeMayo (1)	Vice President
Thomas Doruska (3)	Vice President
Kathryn Freund (2)	Vice President, Assistant General Counsel, and Secretary
Adam Greenhut (2)	Vice President, Assistant General Counsel, and Assistant Secretary
Deborah Kohrman (6)	Vice President
Lakshmi Krishnan (4)	Vice President
Donna Lasick (4)	Vice President
Kevin Leavey (4)	Vice President
Tonya Maxwell (3)	Vice President
Jamie Muldoon (4)	Vice President
Richard Vynalek (1)	Vice President
Alicia Winick (2)	Vice President

* Denotes Board of Directors

Unless otherwise indicated, the principal business address of each of the above individuals is 10 West Market Street, Suite 2300, Indianapolis, IN 46204.

(1) One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(2) 4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

(3) Davis Brown Tower, 215 10th Street, 11th Floor, Des Moines, IA 50309

(4) 20 Guest Street, Brighton, MA 02135

(5) 708 Main Street, 10th Floor, Houston, TX 77002

(6) One Forethought Center, Batesville, IN 47006

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

LEGAL ENTITY NAME	BUSINESS DESCRIPTION	PARENT 1	OWNERSHIP INTEREST	PARENT 2	OWNERSHIP INTEREST

Accordia Life and Annuity Company	Life insurance company	Commonwealth Annuity and Life Insurance Company	100%

Ariel Re (Holdings) Limited	Former holding company of divested P&C business	Global Atlantic Financial Group Limited	100%

Cape Verity I, Inc.	Captive reinsurer for ALAC business	Accordia Life and Annuity Company	100%

Cape Verity III, Inc.	Captive reinsurer for ALAC business	Accordia Life and Annuity Company	100%

Commonwealth Annuity and Life Insurance Company	Life insurance company	Global Atlantic (Fin) Company	100%

EXL Solar HoldCo, LLC	Holds tax equity investments in solar electric generation companies	Global Atlantic Re Limited	100%

First Allmerica Financial Life Insurance Company	Life insurance company	Commonwealth Annuity and Life Insurance Company	100%

ForeLife Agency, Inc.	Holder of Texas preneed permit enabling FLIC to sell preneed life insurance in Texas	Global Atlantic (Fin) Company	100%

Forethought Life Insurance Company	Issuer of life insurance and annuities contracts	Commonwealth Annuity and Life Insurance Company	100%

GA Re Bermuda HoldCo Limited	Limited partner of GA Re US HoldCo, LP	Global Atlantic Financial Limited	100%

GA Re US HoldCo, LP	Delaware limited partnership	Global Atlantic Financial Limited	99%	GA Re Bermuda HoldCo Limited	1%

GA Risk Advisors, Inc.	General partner of Global Atlantic Risk Advisors, L.P.	Global Atlantic (Fin) Company	100%

Global Atlantic Assurance Limited	Reinsurance company	Global Atlantic Financial Limited	100%

Global Atlantic Distributors, LLC	Securities Broker-dealer registered with SEC and FINRA	Global Atlantic (Fin) Company	100%

Global Atlantic Equipment Management, LLC	Service Company	Global Atlantic (Fin) Company	100%

Global Atlantic (Fin) Company	Intermediate holding company for L&A business of GAFGL	Global Atlantic Financial Limited	100%

Global Atlantic Financial Company	Service company and common employer for the L&A business of GAFG	Global Atlantic (Fin) Company	100%

Global Atlantic Financial Group Limited	Ultimate parent and holding company	The Goldman Sachs Group, Inc.	21%	Third-party Investors	79%

Global Atlantic Financial Life Limited	Parent and holding company for L&A business of GAFGL	Global Atlantic Financial Group Limited	100%

Global Atlantic Financial Limited	Intermediate holding company for L&A business of GAFGL	Global Atlantic Financial Life Limited	100%

Global Atlantic Insurance Network LLC	To act as an insurance agency	Global Atlantic (Fin) Company	100%

Global Atlantic Investment Advisors, LLC	Investment advisor registered with SEC	Global Atlantic (Fin) Company	100%

Global Atlantic Re Limited	Reinsurance company	Global Atlantic Financial Limited	75%	GA Re US HoldCo, LP	25%

Global Atlantic Risk Advisors, L.P.	Reinsurance intermediary	Global Atlantic (Fin) Company	100%

Gotham Issuer, LLC	Limited liability company with limited purpose of issuing notes related to Gotham Re, Inc.	Accordia Life and Annuity Company	90%	Global Atlantic (Fin) Company	10%

Gotham Re, Inc.	Vermont special purpose financial insurance company	Accordia Life and Annuity Company	100%

Tapioca View, LLC	Limited liability company with limited purpose of making note payments and any applicable early termination fees related to Cape Verity I, LLC	Accordia Life and Annuity Company	100%

The Goldman Sachs Group, Inc. (Delaware)
3rd Party Investors
21%
79%
Global Atlantic Financial Group Limited (Bermuda)
100%
100%
Global Atlantic Financial Life Limited (Bermuda)
Ariel Re (Holdings) Limited (Bermuda)
100%
GA Re Bermuda HoldCo Limited (Bermuda)
100%
Global Atlantic Financial Limited (Bermuda)
100%
100%
1%
99%
GA Re US HoldCo, LP (Delaware)
75%
25%
Global Atlantic Re Limited (Bermuda)
100%
EXL Solar HoldCo, LLC (Delaware)
100%
Global Atlantic Assurance Limited (Bermuda)
Global Atlantic Financial Company Bermuda Limited (Bermuda)
Global Atlantic (Fin) Company (Delaware)
100%
100%
100%
100%
100%
Global Atlantic Risk Advisors, L.P. (Delaware)
GA Risk Advisors, Inc. (Delaware)
Global Atlantic Financial Company (Delaware)
Global Atlantic Insurance Network LLC (Delaware)
Global Atlantic Equipment Management, LLC (Delaware)
100%
100%
100%
100%
ForeLife Agency, Inc. (Indiana)
Global Atlantic Investment Advisors, LLC (Indiana)
Global Atlantic Distributors, LLC (Delaware)
10%
Gotham Issuer, LLC (Delaware)
90%
Commonwealth Annuity & Life Insurance Company (Massachusetts)
100%
Tapioca View, LLC (Delaware)
100%
Gotham Re, Inc. (Vermont)
100%
100%
100%
Forethought Life Insurance Company[1] (Indiana)
First Allmerica Financial Life Insurance Company (Massachusetts)
Accordia Life and Annuity Company (Iowa)
100%
Cape Verity I, Inc. (Iowa)
100%
Cape Verity III, Inc. (Iowa)

[1]Effective 12/31/19, Forethought National Life Insurance

Company (Texas) merged with and into Forethought Life Insurance Company (Indiana) with Forethought Life Insurance Company being the surviving entity as of 12/31/19

Shaded entities are US insurance subsidiaries.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of February 29, 2020 there were 8 Contract Owners.

ITEM 28.  INDEMNIFICATION

The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a)         Global Atlantic Distributors, LLC acts as principal underwriter for the following investment companies:

Forethought Life Insurance Company Separate Account A

(b)         Managers and Officers of Global Atlantic Distributors, LLC

NAME	POSITION
Robert M. Arena, Jr. (1)	President, Manager (Chairman)
Jeffrey Harpel (4)	Chief Financial Officer
Paula G. Nelson (1)	Head of Distribution, Manager
Richard Vynalek (1)	Chief Compliance Officer
Samuel Ramos (5)	General Counsel and Secretary
John Giamalis (1)	Treasurer
Ronald Hensel (1)	Vice President
Dean Siegel (1)	Vice President
Justin MacNeil (3)	Assistant Treasurer
Virginia H. Johnson (3)	Assistant Secretary
Sarah M. Patterson (1)	Assistant Secretary
Eric D. Todd (2)	Manager

(1) One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103

(2) 10 West Market Street, Suite 2300, Indianapolis, IN 46204

(3) 20 Guest Street, Brighton, MA 02135

(4) 587 Grahams Woods Road, Carlisle, PA 17015

(5) 4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

(c)          Commissions  received by Global Atlantic Distributors, LLC with respect to all variable annuities issued by Forethought Life Insurance Company during 2018.

	Net Underwriting
Name of Principal	Discounts and		Compensation on	Brokerage
Underwriter	Commissions		Redemption	Commissions	Compensation

Global Atlantic Distributors, LLC	$18,292,680	*	$0	$0	$0

* Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2019 with regard to the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance Company at One Financial Plaza, 755 Main Street, 24th Floor, Hartford, CT 06103.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 16th day of April, 2020.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:	David A. Jacoby	*By:	/s/ Sarah M. Patterson
	David A. Jacoby		Sarah M. Patterson
	Chief Financial Officer*		Attorney-in-Fact

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:	David A. Jacoby
David A. Jacoby
Chief Financial Officer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert M. Arena, Jr., Director (Chairman), President	*By:	/s/ Sarah M. Patterson
Hanben Kim Lee, Director, Executive Vice President		Sarah M. Patterson
David P. Wilken, Director, Head of Life		Attorney-in-Fact
Eric D. Todd, Director, Managing Director
Date: April 16, 2020

EXHIBIT INDEX

(8)(h)(i)		First Amendment to AIM (Invesco) Participation Agreement

(8)(j)(i)		First Amendment to Forethought FVIT Participation Agreement

(8)(n)(ii)		Second Amendment to Ivy Participation Agreement

(9)		Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel

(10)		Consent of Independent Registered Public Accounting Firm

(99)	(a)	Robert M. Arena, Jr.

(99)	(b)	Hanben Kim Lee

(99)	(c)	David A. Jacoby

(99)	(d)	David P. Wilken

(99)	(e)	Eric D. Todd